    As filed with the Securities and Exchange Commission on April 22, 2014



                                                             File Nos. 333-54358

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                        [ ]


                        Post-Effective Amendment No. 34                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 254                             [x]


                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company


                              (Name of Depositor)

                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                      MetLife Investors Insurance Company


                                      c/o

                        11225 North Community House Road

                              Charlotte, NC 28277


                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:

                                W. Thomas Conner


                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                           Washington, DC 20005-3373



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x] on April 28, 2014 pursuant to paragraph (b) of Rule 485.



[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS A




                                                                  APRIL 28, 2014




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 54 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 53 Investment Portfolios listed below.







MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS* (CLASS B):

     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.



METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO* (CLASS G):

     Barclays Aggregate Bond Index Portfolio


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
         (formerly Lord Abbett Mid Cap Value Portfolio)
     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     T. Rowe Price Large Cap Value Portfolio

     WMC Large Cap Research Portfolio
         (formerly BlackRock Large Cap Core Portfolio)



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")


METROPOLITAN SERIES FUND:

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*

     WMC Core Equity Opportunities Portfolio (Class E)
         (formerly Davis Venture Value Portfolio)



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B):


     MetLife Asset Allocation 100 Portfolio
         (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 109 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS
                                         PAGE






INDEX OF SPECIAL TERMS..................   6
HIGHLIGHTS..............................   8
FEE TABLES AND EXAMPLES.................  10
1. THE ANNUITY CONTRACT.................  19
     Frequent or Large Transfers........  19
2. PURCHASE.............................  20
     Purchase Payments..................  20
     Termination for Low Account Value..  21
     Allocation of Purchase Payments....  21
     Investment Allocation Restrictions
       for Certain Riders...............  22
     Free Look..........................  26
     Accumulation Units.................  26
     Account Value......................  27
     Replacement of Contracts...........  27
3. INVESTMENT OPTIONS...................  27
     Investment Portfolios That Are
       Funds-of-Funds...................  30
     Transfers..........................  30
     Dollar Cost Averaging Programs.....  34
     Three Month Market Entry Program...  35
     Automatic Rebalancing Program......  35
     Voting Rights......................  36
     Substitution of Investment Options.  36
4. EXPENSES.............................  36
     Product Charges....................  36
     Account Fee........................  38
     Guaranteed Minimum Income Benefit
       - Rider Charge...................  38
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge.....................  39
     Sales Charge.......................  40
     How to Reduce the Sales Charge.....  42
     Premium and Other Taxes............  42
     Transfer Fee.......................  42
     Income Taxes.......................  42
     Investment Portfolio Expenses......  42
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  43
     Annuity Date.......................  43
     Annuity Payments...................  43
     Annuity Options....................  44
     Variable Annuity Payments..........  45
     Fixed Annuity Payments.............  46


6. ACCESS TO YOUR MONEY.................  46
     Systematic Withdrawal Program......  47
     Suspension of Payments or
       Transfers........................  47
7. LIVING BENEFITS......................  47
     Guaranteed Income Benefits.........  47
     Description of GMIB Max IV.........  49
     Description of GMIB Max III........  57
     Description of LIS Plus II.........  64
     Description of LIS Plus I..........  70
     Description of LIS.................  71
     Guaranteed Withdrawal Benefits.....  72
     Description of the Lifetime
       Withdrawal Guarantee II..........  73
     Description of the Lifetime
       Withdrawal Guarantee I...........  79
     Description of the Guaranteed
       Withdrawal Benefit I.............  81
8. PERFORMANCE..........................  84
9. DEATH BENEFIT........................  84
     Upon Your Death....................  84
     Standard Death Benefit - Principal
       Protection.......................  85
     Optional Death Benefit - Annual
       Step-Up..........................  85
     Optional Death Benefit - Enhanced
       Death Benefit II.................  86
     Optional Death Benefit -
       Compounded-Plus..................  90
     Additional Death Benefit -
       Earnings Preservation Benefit....  91
     General Death Benefit Provisions...  92
     Spousal Continuation...............  92
     Death of the Annuitant.............  93
     Controlled Payout..................  93
10. FEDERAL INCOME TAX STATUS...........  93
     Non-Qualified Contracts............  93
     Qualified Contracts................  97
11. OTHER INFORMATION................... 104
     MetLife Investors.................. 104
     The Separate Account............... 104
     Distributor........................ 105
     Selling Firms...................... 105
     Requests and Elections............. 106
     Ownership.......................... 107
     Legal Proceedings.................. 108
     Financial Statements............... 108

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................. 109
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Description of GMIB I.............. D-1
APPENDIX E.............................. E-1
     Guaranteed Minimum Income Benefit
      (GMIB) Examples................... E-1
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit
       Examples......................... F-1
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 27
Accumulation Phase....................................................... 19
Accumulation Unit........................................................ 26
Annual Benefit Payment............................................ 75 and 81
Annuitant............................................................... 108
Annuity Date............................................................. 43
Annuity Options.......................................................... 44
Annuity Payments......................................................... 43
Annuity Units............................................................ 43
Beneficiary............................................................. 108
Benefit Base............................................................. 81
Business Day............................................................. 21
Contract Year............................................................ 21
Death Benefit Base....................................................... 86
Fixed Account............................................................ 19
Good Order.............................................................. 107
Guaranteed Withdrawal Amount............................................. 82
GWB Withdrawal Rate...................................................... 81
Income Base............................... 49 and 57 and 64 and Appendix D-1
Income Phase............................................................. 19
Investment Portfolios.................................................... 27
Joint Owners............................................................ 108
Owner................................................................... 107
Purchase Payment (including Net Purchase Payment)........................ 20
Remaining Guaranteed Withdrawal Amount................................... 74
Separate Account........................................................ 104
Total Guaranteed Withdrawal Amount....................................... 73

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a Guaranteed Minimum Income Benefit (GMIB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or Guaranteed Withdrawal Benefit. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax Qualified Contract or elect a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request plus the sales charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We refund the sales charge but do not refund any other charges or deductions assessed during the free look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



SALES CHARGE (Note 1)                   5.75%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $ 25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------






Note 1. Sales Charges decline based on your investment. (See "Expenses - Sales Charge.")



                                       Sales Charge as
Your Investment                 percentage of Purchase Payment
----------------------------   -------------------------------
      Less than $50,000        5.75%
      $50,000 - 99,999.99      4.50%
      $100,000 - 249,999.99    3.50%
      $250,000 - 499,999.99    2.50%
      $500,000 - 999,999.99    2.00%
      $1,000,000 or greater    1.00%



Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



For contracts issued on and after May
----------------------------------------
  1, 2004:
----------------------------------------
Mortality and Expense Charge (Note 3)        0.50%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       0.75%
Death Benefit Rider Charges (Optional)
(Note 4)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.35%
  Death Benefits (Note 5)


For contracts issued prior to May 1,
----------------------------------------
  2004:
----------------------------------------

Mortality and Expense Charge                 0.60%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       0.85%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.15%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.30%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B).



Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus charge, and the Additional Death Benefit - Earnings Preservation Benefit charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(Note 2) (as a percentage of Income Base) (Note 3)
GMIB Max IV - maximum charge             1.50%

GMIB Max IV - current charge             1.00%
GMIB Max III - maximum charge            1.50%
GMIB Max III - current charge            1.00%
For contracts issued with LIS Plus II
-------------------------------------
  on or before February 24, 2012:
-------------------------------
LIS Plus II - maximum charge             1.50%
LIS Plus II - current charge             1.00%

For contracts issued with LIS Plus I
------------------------------------
from February 24, 2009 through July
-----------------------------------
  16,
----
2010:
----
LIS Plus I - maximum charge              1.50%
LIS Plus I - current charge              1.00%
For contracts issued with LIS Plus I on
---------------------------------------
  or before February 23, 2009:
----------------------------
LIS Plus I - maximum charge              1.50%
LIS Plus I - current charge              0.80%
For contracts issued with LIS on or
-----------------------------------
  before May 1, 2009:
-------------------
LIS                                      0.50%

For contracts issued with GMIB I on or
--------------------------------------
  before June 28, 2002:
---------------------
GMIB I                                   0.35%

--------------------------------------------------------------------------------

Note 1. You may only elect one living benefit rider at a time. (See "Living Benefits.") Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued on or before February 24, 2012. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. The LIS rider was available with contracts issued on or before May 1, 2009. The GMIB I rider was available with contracts issued on or before June 28, 2002. LIS riders are guaranteed minimum income benefit riders, and we may refer to them as "GMIB riders" in this prospectus.


Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT I RIDER
  CHARGE (Note 4) (as a
percentage of the Guaranteed Withdrawal
Amount) (Note 5)

For contracts issued with Guaranteed
----------------------------------------
Withdrawal Benefit I on or before
----------------------------------------
  April
----------------------------------------
30, 2010:
----------------------------------------
Guaranteed Withdrawal Benefit I          0.25%
LIFETIME WITHDRAWAL GUARANTEE RIDER
  CHARGES (Note 6) (as a
percentage of the Total Guaranteed
Withdrawal Amount) (Note 7)
For contracts issued with Lifetime
----------------------------------------
  Withdrawal Guarantee II on or before
----------------------------------------
February 23, 2009:
----------------------------------------
Lifetime Withdrawal Guarantee II         1.25%
  (Single Life version) - maximum charge
Lifetime Withdrawal Guarantee II         0.65%
  (Single Life version) - current charge
Lifetime Withdrawal Guarantee II (Joint  1.50%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee II (Joint  0.85%
  Life version) - current charge
For contracts issued with Lifetime
-----------------------------------------
Withdrawal Guarantee I on or before
-----------------------------------------
  April 25, 2008:
-----------------------------------------

Lifetime Withdrawal Guarantee I (Single  0.95%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee I (Single  0.50%
  Life version) - current charge
Lifetime Withdrawal Guarantee I (Joint   1.40%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee I (Joint   0.70%
  Life version) - current charge

--------------------------------------------------------------------------------

Note 4. The Guaranteed Withdrawal Benefit I rider was available with contracts issued on or before April 30, 2010.



Note 5. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.


Note 6. The Lifetime Withdrawal Guarantee II rider was available with contracts issued on or before February 23, 2009. The Lifetime Withdrawal Guarantee I rider was available with contracts issued on or before April 25, 2008.


Note 7. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

ENHANCED DEATH BENEFIT II RIDER CHARGES (Note 8) (as
a percentage of the Death Benefit Base) (Note 9)
For contracts issued with Enhanced
----------------------------------
Death Benefit II on or before October
-------------------------------------
  7, 2011:
---------


  Enhanced Death Benefit II - maximum    1.50%
  charge
  Enhanced Death Benefit II (issue age   0.60%
  69 or younger) - current charge
  Enhanced Death Benefit II (issue age   1.15%
  70-75) - current charge

   -----------------------------------------------------------------------------


Note 8. The Enhanced Death Benefit II rider was available with contracts issued on or before October 7, 2011.



Note 9. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. See "Death Benefit - Optional Death Benefit
- Enhanced Death Benefit II" for a definition of the term Death Benefit Base. The Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.58%       1.90%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)




--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -          0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -          0.99%
  Capitalization Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -          0.60%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%        0.25%          0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation Portfolio
 Allianz Global Investors Dynamic          0.68%        0.25%          0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.08%      1.02%          -          1.02%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%        0.25%          0.02%      0.00%      0.86%       0.00%         0.86%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%        0.25%          0.05%      0.08%      1.03%       0.02%         1.01%
 JP Morgan Global Active Allocation        0.74%        0.25%          0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 JPMorgan Small Cap Value Portfolio        0.77%        0.25%          0.06%      0.04%      1.12%       0.09%         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.12%      0.00%      0.97%          -          0.97%
  Portfolio
 MetLife Balanced Plus Portfolio           0.24%        0.25%          0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%        0.25%          0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Oppenheimer Global Equity Portfolio       0.67%        0.25%          0.08%      0.00%      1.00%       0.03%         0.97%
 PanAgora Global Diversified Risk          0.65%        0.25%          0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.08%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%        0.00%          0.05%      0.00%      0.70%       0.04%         0.66%
 Pioneer Strategic Income Portfolio        0.57%        0.00%          0.06%      0.00%      0.63%          -          0.63%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%        0.25%          0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 WMC Large Cap Research Portfolio          0.59%        0.25%          0.03%      0.00%      0.87%       0.05%         0.82%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 BlackRock Bond Income Portfolio           0.33%        0.25%          0.02%      0.00%      0.60%       0.00%         0.60%
 BlackRock Capital Appreciation            0.69%        0.00%          0.02%      0.00%      0.71%       0.01%         0.70%
  Portfolio
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.02%         0.58%
 Jennison Growth Portfolio                 0.60%        0.25%          0.02%      0.00%      0.87%       0.07%         0.80%
 Loomis Sayles Small Cap Growth            0.90%        0.25%          0.05%      0.00%      1.20%       0.09%         1.11%
  Portfolio
 Met/Dimensional International Small       0.81%        0.25%          0.14%      0.00%      1.20%       0.01%         1.19%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.25%          0.04%      0.00%      0.84%          -          0.84%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.01%         1.07%
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.01%      1.07%       0.01%         1.06%
  Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.02%      0.00%      0.87%       0.11%         0.76%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.70%      1.03%          -          1.03%
 SSgA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.23%      0.79%          -          0.79%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.01%      0.25%      0.83%          -          0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%        0.25%          0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%        0.25%          0.01%      0.66%      0.98%          -          0.98%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additonal Death Benefit - Earnings Preservation Benefit rider, and the Guaranteed Minimum Income Benefit Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,068      (a)$2,075      (a)$3,112      (a)$5,840
    minimum         (b)$944      (b)$1,711      (b)$2,521      (b)$4,744





 CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$854      (a)$1,427      (a)$2,022      (a)$3,607
    minimum       (b)$730      (b)$1,053      (b)$1,393      (b)$2,333




The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. A NET PURCHASE PAYMENT is a Purchase Payment less the sales charge. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o    We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."

TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Net Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract. However, after your contract has been issued, all of the Investment Portfolios are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o    a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Net Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions or, if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max IV or GMIB Max III rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" until the rider terminates.


If you chose the LIS Plus II, LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for the LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you make additional Net Purchase Payments, we will allocate them in the same way as your first Net Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Invesetment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX IV AND GMIB MAX III RIDERS


If you elect the GMIB Max IV or GMIB Max III riders (collectively, the "GMIB Max" riders), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


(a) AllianceBernstein Global Dynamic Allocation Portfolio



(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis (Reg. TM) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio



In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio or Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max riders.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portfolio and Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max riders are not selected may offer the potential for higher returns. Before you select a GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max riders meet your investment objectives and risk tolerance.

Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect a GMIB Max rider. However, after your contract has been issued with a GMIB Max rider, all of the portfolios listed above are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described below in "Other Information - Requests and Elections." Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If you elected a GMIB Max rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits - Guaranteed Income Benefits" section.)



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. The following subsections describe current and potential restrictions on subsequent Purchase Payments for the GMIB Max riders.



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the GMIB Max rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.



CURRENT RESTIRCTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If you elected the GMIB Max III or GMIB Max IV optional riders, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III or GMIB Max IV rider.


In addition, we will permit you to make a subsequent Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.



CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GMIB Max rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Money Market Portfolio during the free look period. (See the "Free Look" section below.) After the free look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LWG II AND EDB II RIDERS


ALLOCATION. If you elected the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Money Market Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Multi-Index Targeted Risk
     Portfolio, PanAgora Global Diversified Risk Portfolio Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA
     Growth and Income ETF Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o    UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o    UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o    UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account
                              ------------
Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the
---------
percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds Global Growth Fund
     American Funds Growth Fund
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Total Return Portfolio
     MFS (Reg. TM) Value Portfolio
     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Core Equity Opportunities Portfolio
     WMC Large Cap Research Portfolio



Platform 3
----------



     Invesco Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Fund
     Clarion Global Real Estate Portfolio
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, when you cancel the contract within this "free look" period, you will receive back whatever your contract is worth on the day we receive your request plus the sales charge. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Net Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Except for the sales charge we do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2)   multiplying it by one minus the Separate Account product charges
     (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of

Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.



ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 53 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.




We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in




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any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max Portfolio." (See "Purchase -

Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class G portfolio is available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust -

GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider.


     Barclays Aggregate Bond Index Portfolio



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


In addition to the portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios," the following Class B or, as noted, Class A portfolios are available under the contract:



     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
         (formerly Lord Abbett Mid Cap Value Portfolio)
     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     T. Rowe Price Large Cap Value Portfolio


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



     WMC Large Cap Research Portfolio
         (formerly BlackRock Large Cap Core Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")



METROPOLITAN SERIES FUND


In addition to the portfolio listed above under "Metropolitan Series Fund - GMIB Max Portfolio," the following portfolios are available under the contract:




     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*

     WMC Core Equity Opportunities Portfolio (Class E)
         (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:



     MetLife Asset Allocation 100 Portfolio
         (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":



     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We



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


currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).



o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
   (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.



o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or the Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase-Investment Allocation Restrictions for Certain Riders" for more information.


o To transfer to an Investment Portfolio your selling firm may not make available when you apply for the contract, you can contact us directly once your contract has been issued, as described in "Other Information - Requests and Elections."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or



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


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified



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


monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Net Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Net Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider.

2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Net Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Net Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Net Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Net Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max IV or GMIB Max III rider, the Fixed Account is not available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%*
      Additional Death Benefit -
       Earnings Preservation Benefit       0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


The Enhanced Death Benefit II was available with contracts issued from July 19, 2010 through October 7, 2011. If you selected the Enhanced Death Benefit II rider, and if you were age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you were age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II.")


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you selected the Enhanced Death Benefit II rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit II rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit II rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) rider that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.) The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009.


(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider was called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to "GMIB" in this prospectus exclude the
                                                                  -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a discussion of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you selected a GMIB rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st (for GMIB Max IV, GMIB Max III, LIS Plus II, or LIS Plus I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -

Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)


If you selected the GMIB Max IV, GMIB Max III or the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


If you selected the GMIB I rider, the rider charge is 0.35% of the Income Base. (See Appendix D for a discussion of how the Income Base for the GMIB I rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I) (collectively referred to as Lifetime Withdrawal Guarantee (LWG) riders). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through February 23, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


If you elected one of the LWG riders or the GWB I rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for each version of the LWG or the GWB I rider are listed below.


For the LWG riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the LWG riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the GWB I rider, the charge is a percentage of the Guaranteed Withdrawal Amount on the contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits Description of the Guaranteed Withdrawal Benefit I".)


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base equals zero (see "Living Benefits - Guaranteed Withdrawal Benefits
- Description of GWB I").


If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If an LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if an LWG rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The LWG and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the LWG rider charges upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG II rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Automatic Annual Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


The rider charge for the LWG II rider is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95%% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the LWG rider for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.


The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step- Up occurs.


The rider charge for the GWB I rider is 0.25% of the Guaranteed Withdrawal
Amount.


SALES CHARGE


We impose a sales charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. We deduct the sales charge from a Purchase Payment before it is allocated to an Investment Portfolio, the Fixed Account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.


"Your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) the most recent Account Value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent Account Value in the contract from (b) all prior Purchase Payments made under the contract (excluding the new Purchase Payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.

EXAMPLES


(1) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.


(2) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 = $105,000.


Additional Purchase Payments sent directly to MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional Purchase Payments directly to MetLife Investors. To avoid this, send additional Purchase Payments for this contract through your registered representative.


For contracts issued from November 7, 2005 through November 6, 2009, in most
-------------------------------------------------------------------
states, "your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) any existing Account Value in this contract; and (3) the Account Value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the Owner's and Joint Owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.


For contracts issued on or before November 4, 2005, your investment is
--------------------------------------------------
calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.


If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination.

The sales charge is:



                                 Sales Charge as
Your Investment           percentage of Purchase Payment
----------------------   -------------------------------
Less than $50,000        5.75%
$50,000 - 99,999.99      4.50%
$100,000 - 249,999.99    3.50%
$250,000 - 499,999.99    2.50%
$500,000 - 999,999.99    2.00%
$1,000,000 or greater    1.00%



HOW TO REDUCE THE SALES CHARGE


You may be able to lower the sales charge you pay by indicating in writing to us the total amount of Purchase Payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the Purchase Payments you chose as your goal. We will deduct the sales charge based on the total of the Purchase Payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your Purchase Payment goal. If you do not make the amount of Purchase Payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended Purchase Payments and the sales charge determined with the actual Purchase Payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the Investment Portfolios, the Fixed Account and any Enhanced Dollar Cost Averaging account or Three Month Market Entry account in the ratio each portfolio/account bears to your total Account Value. We reserve the right to modify, suspend or terminate this feature at any time.


In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a sales charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX IV, GMIB MAX III, LIS PLUS II, LIS PLUS I OR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)  the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount



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of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity



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


Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit



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


value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")



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


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED INCOME BENEFITS


We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. Our guaranteed income benefit riders are called either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) riders, (collectively referred to herein as "GMIB" riders). The GMIB riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the GMIB rider may be elected, and the rider must be elected at contract issue.


Each version of the GMIB is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.)


(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider is called the Guaranteed Minimum Income Benefit I (GMIB I) rider. References to GMIB in this prospectus exclude the
                                                                -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB Max IV, GMIB Max III and all versions of the LIS riders (collectively referred to herein as "GMIB" riders), we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max IV, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. For GMIB Max III and LIS Plus II in contracts issued on or after February 28, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus



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


I in contracts issued on or before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max IV, GMIB Max III, LIS Plus II, and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise a GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under a GMIB rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, the older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX IV


The GMIB Max IV rider is available only for Owners up through age 78, and you can only elect the GMIB Max IV at the time you purchase the contract. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. THE GMIB MAX IV RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the



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


     Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a) if you enroll only in the Automated Required Minimum Distribution
                   ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                      ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken before the fifth contract anniversary; or up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken on or after the fifth contract anniversary) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year. (For more information on the effect of taking your first withdrawal before the fifth contract anniversary, see "Withdrawal Adjustments" and "Dollar-for-Dollar Withdrawal Percentage" below.)


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max IV" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) If total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage (as defined below), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Complying with the two conditions described in
(b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage) will result in dollar-for-dollar treatment of the withdrawals.


The dollar-for-dollar withdrawal percentage will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher dollar-for-dollar withdrawal percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals (as described in (b) above) rather than a proportional adjustment (as described in (a) above). As noted, depending on the relative amounts of the Annual Increase Amount and the Account Value, such "dollar-for-dollar" withdrawal adjustment may be more favorable than a "proportional reduction" adjustment.


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. As noted above, one of the factors used in calculating withdrawal adjustments is called the "dollar-for-dollar withdrawal percentage."


If the first withdrawal is taken before the fifth contract anniversary, the
----------------------------------------------------------------------
dollar-for-dollar withdrawal percentage is the greater of:


(a)  4.5%; or


(b) the required minimum distribution rate (as defined above under "Annual Increase Rate").


If the first withdrawal is taken before the fifth contract anniversary, item
(a) will remain 4.5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


If the first withdrawal is taken on or after the fifth contract anniversary,
---------------------------------------------------------------------------
the dollar-for-dollar withdrawal percentage is identical to the annual increase rate described above under "Annual Increase Rate" - that is, it is the greater of:

(a)    5%; or


(b)    the required minimum distribution rate.


If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the dollar-for-dollar withdrawal percentage is 0%.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)  may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our

Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max IV investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


If you elect the GMIB Max IV, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the GMIB Max IV rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase
-

Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio.


The Investment Portfolios listed in "Purchase - Investment Allocation and
Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max IV rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max IV rider is not selected may offer the potential for higher returns. Before you select the GMIB Max IV rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max IV rider. However, after your contract has been issued with the GMIB Max IV rider, all of the Investment Portfolios listed in "Purchase -

Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates. If
--------------------------------------------------------------------------
the GMIB Max IV rider terminates (see "Terminating the GMIB Max IV Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max IV rider to make subsequent Purchase Payments if: (a) the GMIB Max IV rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max IV rider offered to new customers (for example, if we change the GMIB Max IV rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max IV rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -
Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. If you elected the GMIB Max IV optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max IV rider.



If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -

Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max IV rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX IV RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. The investment allocation restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max IV Rider Terminates").

EXERCISING THE GMIB MAX IV RIDER. If you exercise the GMIB Max IV, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max IV rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max IV, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX IV PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. However, the GMIB Max IV payout rates are enhanced under the following circumstances.


If you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 4.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 67;


o your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max IV rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max IV rider, the spouse would be eligible for the 4.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max IV, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX IV RIDER. Except as otherwise provided in the GMIB Max IV rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Max IV rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max IV rider terminates, the corresponding rider charge terminates and the GMIB Max IV investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates").


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX IV


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max IV rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 4.5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken before the fifth contract anniversary), or 5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken on or after the fifth contract anniversary). Any amounts above 4.5% of the Annual Increase Amount (if the first withdrawal is taken before the fifth contract anniversary) or 5% of the Annual Increase Amount (if the first withdrawal is taken on or after the fifth contract anniversary) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max IV, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments (starting before the fifth contract anniversary) totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX III


The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The GMIB Max III rider is only available for Owners up through age 78, and you can only elect the GMIB Max III at the time you purchase the contract. THE GMIB MAX III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not



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set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a) if you enroll only in the Automated Required Minimum Distribution
                   ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                      ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This



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


reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)  may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our



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


Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max III investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


If you elect the GMIB Max III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the rider's investment allocation restrictions.


If you elect the GMIB Max III rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase
-

Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio.


The Investment Portfolios listed in "Purchase - Investment Allocation and
Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Barclays Aggregate Bond Index Portfolio and Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max III rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the investment options available with GMIB Max III meet your investment objectives and risk tolerance.



Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the Investment Portfolios listed in "Purchase -

Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses - Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max III Rider Terminates. If
----------------------------------------------------------------------------
the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max III rider to make subsequent Purchase Payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -



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


Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. If you elected the GMIB Max III optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III rider.



If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").



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The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX III RIDER. If you exercise the GMIB Max III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max III, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max III payout rates are enhanced under the following circumstances.


If you select the GMIB Max III rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the



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spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX III RIDER. Except as otherwise provided in the GMIB Max III rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB Max III (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint OIwner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Max III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max III rider terminates, the corresponding rider charge terminates and the GMIB Max III investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max III Rider Terminates.")


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill



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


minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. In states where approved, the LIS Plus II rider was available only for Owners up through age 78, and you could only elect the LIS Plus II rider at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)  5% or


(b)  the required minimum distribution rate (as defined below).


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Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9)
of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a) if you enroll only in the Automated Required Minimum Distribution
                   ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                      ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the



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


Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)  may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take



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effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are



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


     not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The LIS Annuity Table is specified in the rider. For LIS Plus II, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")



IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the annuity rates in the LIS Annuity Table are calculated
-----------------
based on the Annuity 2000 Mortality Table with 10-year age set back with interest of 1.5% per annum. However the LIS Plus II payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).



Alternatively, if:



o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).



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


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS



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


Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued from April 28, 2008 through July 16, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(6)  The fixed Annuity Options are the single life annuity


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


     with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(10) The LIS payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider on or before February 23, 2009,
-----------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):


(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) The LIS payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:



(1) The rider charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)  There is no Guaranteed Principal Option.



(4)  There is no Optional Step-Up feature.




(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the




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     year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)  The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)  The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)  If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above
     (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the contract.



(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix E for examples illustrating the operation of the LIS rider.)



GUARANTEED WITHDRAWAL BENEFITS


We offered three optional guaranteed withdrawal benefit (GWB) riders under this contract for an additional charge: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through Februrary 20, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit



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Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and
Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples illustrating the operation of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider was available with contracts issued from April 28, 2008 through February 23, 2009.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an



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Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE
ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual



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Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY
   LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU



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   MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR
   TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II



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Riders. If you elect the LWG II, you may not participate in the Dollar Cost
Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b)  is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments,



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     provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)  the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under



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this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider was available with contracts issued between February 26, 2007 through April 25, 2008. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for



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the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the
Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    AQR Global Risk Balanced Portfolio


    (d)    Barclays Aggregate Bond Index Portfolio


    (e)    BlackRock Global Tactical Strategies Portfolio


    (f)    BlackRock Money Market Portfolio


    (g)    Invesco Balanced-Risk Allocation Portfolio


    (h)    JPMorgan Global Active Allocation Portfolio


    (i)    MetLife Asset Allocation 20 Portfolio


    (j)    MetLife Asset Allocation 40 Portfolio


    (k)    MetLife Asset Allocation 60 Portfolio



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     (l)    MetLife Asset Allocation 80 Portfolio


    (m)    MetLife Balanced Plus Portfolio


    (n)    MetLife Multi-Index Targeted Risk Portfolio


    (o)    PanAgora Global Diversified Risk Portfolio


    (p)    Pyramis (Reg. TM) Government Income Portfolio




    (q)    Pyramis (Reg. TM) Managed Risk Portfolio


    (r)    Schroders Global Multi-Asset Portfolio


    (s)    SSgA Growth and Income ETF Portfolio


    (t)    SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider was available with contracts issued from November 7, 2005 through April 30, 2010.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract
   Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in



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any given Contract Year, your Annual Benefit Payment is not cumulative and your
Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason, subject to our administrative procedures;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


RIDER CHARGE. If the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base equals zero.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient



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Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity



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Payments Guaranteed Annuity Option. However, if we do, we will adjust your
Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the Investment Portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the Purchase Payment) and the minimum sales charge (1.00% of the Purchase Payment).


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The Enhanced Death Benefit II rider was available with contracts issued from July 19, 2010 through October 7, 2011.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be



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determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS

If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or


(3)  the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by



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   the percentage reduction in Account Value attributable to each partial withdrawal made after such date";


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be calculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


The Enhanced Death Benefit II (EDB II) rider was available with contracts issued from July 19, 2010 through October 7, 2011. The Enhanced Death Benefit II rider was available (subject to investment allocation restrictions) for contract Owners age 75 or younger at the effective date of the contract. If you selected the EDB II rider, you could not select the Additional Death Benefit - Earnings Preservation Benefit. The Enhanced Death Benefit II rider is referred to in your contract as the "Guaranteed Minimum Death Benefit" or "GMDB.


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you selected the EDB II rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


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(b)  the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a) if you enroll only in the Automated Required Minimum Distribution
                   ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                      ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit II rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.



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The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.



(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days



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prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you selected the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;



c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);



d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)   Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.



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(See Appendix G for examples of the Enhanced Death Benefit II.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elected EDB II, enrolled in the Systematic Withdrawal Program, and elected to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of the contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal



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               multiplied by the percentage reduction in Account Value
               attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider



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will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable sales charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the Beneficiary at the end of the 60 day period.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest



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anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.



Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.



CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among




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the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)  on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:




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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or




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as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.




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PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k),




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403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:



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(a)  on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your




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SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE
IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)  minimum distribution requirements, or


(b)  financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)  the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.



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For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by
April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)  is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;



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(f)  relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)  relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain




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participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the




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couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



In 2013, MetLife, Inc. announced its plans to merge MetLife Investors, MetLife Investors USA Insurance Company (MetLife Investors USA), MetLife Insurance Company of Connecticut (MetLife of Connecticut), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors USA and MetLife of Connecticut, like MetLife Investors, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.



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We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the Investment Portfolio prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, and the American Funds Growth Fund for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and



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other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).

o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions


     Additional Federal Tax Considerations


     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI), dated April 30, 2012, contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.595869         27.577229            2,828.3804
  01/01/2007    to  12/31/2007       27.577229         31.434234          115,421.8992
  01/01/2008    to  12/31/2008       31.434234         19.221644          715,009.6271
  01/01/2009    to  12/31/2009       19.221644         27.148833        1,545,213.6600
  01/01/2010    to  12/31/2010       27.148833         30.111073        1,951,544.3757
  01/01/2011    to  12/31/2011       30.111073         27.230875        2,360,706.9305
  01/01/2012    to  12/31/2012       27.230875         33.124204        2,151,512.5307
  01/01/2013    to  12/31/2013       33.124204         42.469373        1,918,328.5888
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       34.141019         17.359619          128,398.7862
  01/01/2009    to  12/31/2009       17.359619         27.791217          285,238.4200
  01/01/2010    to  12/31/2010       27.791217         33.766257          374,600.0918
  01/01/2011    to  12/31/2011       33.766257         27.098326          530,978.9278
  01/01/2012    to  12/31/2012       27.098326         31.783772          505,333.7925
  01/01/2013    to  12/31/2013       31.783772         40.467197          449,155.5659
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      197.535160        114.724500           88,812.6981
  01/01/2009    to  12/31/2009      114.724500        158.744573          316,129.9600
  01/01/2010    to  12/31/2010      158.744573        186.992155          385,342.8880
  01/01/2011    to  12/31/2011      186.992155        177.660064          441,671.0729
  01/01/2012    to  12/31/2012      177.660064        207.872243          412,917.7934
  01/01/2013    to  12/31/2013      207.872243        268.425602          360,312.3104
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.286482         10.684185         1,361,428.9118
  01/01/2013    to  12/31/2013       10.684185         11.786312         1,535,342.3901
============   ==== ==========       =========         =========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.228705         11.689864           426,676.6445
  01/01/2013    to  12/31/2013       11.689864         11.209058           263,277.7880
============   ==== ==========       =========         =========         ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.039829         10.410249         2,697,436.0156
  01/01/2013    to  12/31/2013       10.410249         11.397572         2,767,733.1804
============   ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.663107         19.836529             6,882.6900
  01/01/2010    to  12/31/2010       19.836529         22.793612            34,688.5541
  01/01/2011    to  12/31/2011       22.793612         23.153953            60,171.5013
  01/01/2012    to  12/31/2012       23.153953         26.781694            78,747.8867
  01/01/2013    to  12/31/2013       26.781694         29.062483            74,637.0218
============   ==== ==========       =========         =========         ==============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.612670          9.151817            53,439.7000
  01/01/2010    to  12/31/2010        9.151817         10.206597           161,137.0625
  01/01/2011    to  12/31/2011       10.206597         10.148253           352,970.0614
  01/01/2012    to  12/31/2012       10.148253         11.413805           368,473.3024
  01/01/2013    to  12/31/2013       11.413805         15.200037           345,172.3161
============   ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.596480          9.664852            28,107.9869
  01/01/2009    to  12/31/2009        9.664852         12.924645            55,859.2600
  01/01/2010    to  12/31/2010       12.924645         14.894193            69,534.4262
  01/01/2011    to  12/31/2011       14.894193         13.957319           116,913.6652
  01/01/2012    to  12/31/2012       13.957319         17.452720           139,410.0943
  01/01/2013    to  12/31/2013       17.452720         17.936526           137,689.9393
============   ==== ==========       =========         =========         ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.357803          6.697978            33,390.8316
  01/01/2012    to  12/31/2012        6.697978          7.878011           100,170.4875
  01/01/2013    to  12/31/2013        7.878011         11.384778           134,852.3795
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.450880         11.252589                0.0000
  01/01/2007    to  12/31/2007       11.252589         10.508421                0.0000
  01/01/2008    to  12/31/2008       10.508421          4.733504                0.0000
  01/01/2009    to  12/31/2009        4.733504          6.482034                0.0000
  01/01/2010    to  12/31/2010        6.482034          6.905494                0.0000
  01/01/2011    to  04/29/2011        6.905494          7.358257                0.0000
============   ==== ==========       =========         =========        ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010821          1.052683        5,269,139.1647
  01/01/2013    to  12/31/2013        1.052683          1.064260        4,256,494.3592
============   ==== ==========       =========         =========        ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.999384         10.521679          579,739.9902
  01/01/2006    to  12/31/2006       10.521679         12.119695        1,697,796.1691
  01/01/2007    to  12/31/2007       12.119695         11.728894        2,169,094.8117
  01/01/2008    to  12/31/2008       11.728894          7.460587        2,438,771.5344
  01/01/2009    to  12/31/2009        7.460587          9.372444        3,379,151.0800
  01/01/2010    to  12/31/2010        9.372444         10.684154        3,815,696.2173
  01/01/2011    to  12/31/2011       10.684154         10.447236        4,084,481.9537
  01/01/2012    to  12/31/2012       10.447236         12.280105        3,694,586.4378
  01/01/2013    to  12/31/2013       12.280105         16.501581        3,341,408.8812
============   ==== ==========       =========         =========        ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       21.077433         24.662779          138,391.7751
  01/01/2005    to  12/31/2005       24.662779         26.448796          490,973.4099
  01/01/2006    to  12/31/2006       26.448796         29.447995          662,850.1552
  01/01/2007    to  12/31/2007       29.447995         29.402077        1,301,952.7430
  01/01/2008    to  12/31/2008       29.402077         17.866591        1,225,254.2425
  01/01/2009    to  12/31/2009       17.866591         22.438514        1,398,467.4500
  01/01/2010    to  12/31/2010       22.438514         27.956089        1,357,147.3992
  01/01/2011    to  12/31/2011       27.956089         26.721557        1,380,557.8704
  01/01/2012    to  12/31/2012       26.721557         30.418743        1,233,629.6698
  01/01/2013    to  12/31/2013       30.418743         39.340980        1,071,274.3295
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.400969         14.074683         306,883.7141
  01/01/2005    to  12/31/2005       14.074683         14.521417       1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469       1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449              37.8149
============   ==== ==========       =========         =========       ==============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012875          1.054739       4,383,891.3263
  01/01/2013    to  12/31/2013        1.054739          1.161872       5,054,082.8206
============   ==== ==========       =========         =========       ==============
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.537730         10.081143          48,227.1037
  01/01/2009    to  12/31/2009       10.081143         12.884855         187,789.7100
  01/01/2010    to  12/31/2010       12.884855         15.250261         228,604.4983
  01/01/2011    to  12/31/2011       15.250261         13.568232         327,917.9684
  01/01/2012    to  12/31/2012       13.568232         15.534613         320,020.0047
  01/01/2013    to  12/31/2013       15.534613         20.491463         278,402.5325
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.805659         17.982788         174,198.2894
  01/01/2005    to  12/31/2005       17.982788         18.115331         593,942.0975
  01/01/2006    to  12/31/2006       18.115331         19.625095         812,185.1196
  01/01/2007    to  12/31/2007       19.625095         20.753457       1,249,646.5175
  01/01/2008    to  12/31/2008       20.753457         16.766124       1,296,373.0439
  01/01/2009    to  12/31/2009       16.766124         22.760053       1,644,138.3700
  01/01/2010    to  12/31/2010       22.760053         25.518937       1,601,526.5968
  01/01/2011    to  12/31/2011       25.518937         26.457996       1,597,481.7382
  01/01/2012    to  12/31/2012       26.457996         29.659119       1,490,962.7160
  01/01/2013    to  12/31/2013       29.659119         31.786299       1,366,188.3972
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.400969         14.074683         306,883.7141
  01/01/2005    to  12/31/2005       14.074683         14.521417       1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469       1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449              37.8149
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988973          9.810073         461,828.7809
  01/01/2012    to  12/31/2012        9.810073         10.164603         730,258.0044
  01/01/2013    to  12/31/2013       10.164603         10.205755       1,115,644.1961
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.865757         12.334120           62,035.1085
  01/01/2011    to  12/31/2011       12.334120         12.201626          207,510.1290
  01/01/2012    to  12/31/2012       12.201626         13.840229          218,341.4411
  01/01/2013    to  12/31/2013       13.840229         13.879328          238,402.8564
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.066949         10.580032        5,614,676.2724
  01/01/2013    to  12/31/2013       10.580032         12.009081        6,399,266.3324
============   ==== ==========       =========         =========        ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.083160          1.137559           34,243.0820
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.670277          6.298446           56,672.7595
  01/01/2009    to  12/31/2009        6.298446         10.561510          206,534.4900
  01/01/2010    to  12/31/2010       10.561510         12.962358          496,057.8335
  01/01/2011    to  12/31/2011       12.962358         10.459346          818,891.9583
  01/01/2012    to  12/31/2012       10.459346         12.342359          833,033.9145
  01/01/2013    to  12/31/2013       12.342359         11.639967          904,764.6164
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.952696         11.476939           74,977.5561
  01/01/2005    to  12/31/2005       11.476939         13.262117          223,481.0883
  01/01/2006    to  12/31/2006       13.262117         16.659892          383,514.6758
  01/01/2007    to  12/31/2007       16.659892         18.732425          412,686.1474
  01/01/2008    to  12/31/2008       18.732425         10.715626          389,609.2502
  01/01/2009    to  12/31/2009       10.715626         13.992803          554,654.9600
  01/01/2010    to  12/31/2010       13.992803         15.472122          886,066.9664
  01/01/2011    to  12/31/2011       15.472122         13.711486        1,211,428.9095
  01/01/2012    to  12/31/2012       13.711486         15.882198        1,236,092.6195
  01/01/2013    to  12/31/2013       15.882198         18.799136        1,170,104.5540
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.970562         10.004177           90,021.9761
  01/01/2005    to  12/31/2005       10.004177         10.384527          237,197.1750
  01/01/2006    to  12/31/2006       10.384527         11.169913          430,950.2706
  01/01/2007    to  12/31/2007       11.169913         13.689130          524,953.1286
  01/01/2008    to  12/31/2008       13.689130          7.234631          680,126.2025
  01/01/2009    to  12/31/2009        7.234631         11.293016        1,032,212.3400
  01/01/2010    to  12/31/2010       11.293016         14.805095        1,166,390.5253
  01/01/2011    to  12/31/2011       14.805095         13.677570        1,357,853.9607
  01/01/2012    to  12/31/2012       13.677570         14.834876        1,399,763.6433
  01/01/2013    to  12/31/2013       14.834876         20.469844        1,199,007.3321
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.148999         17.818958           82,759.8940
  01/01/2006    to  12/31/2006       17.818958         20.578063          261,574.7120
  01/01/2007    to  12/31/2007       20.578063         21.702370          296,119.1985
  01/01/2008    to  12/31/2008       21.702370         12.803765          305,098.1533
  01/01/2009    to  12/31/2009       12.803765         17.766116          380,742.8100
  01/01/2010    to  12/31/2010       17.766116         20.441823          445,261.6229
  01/01/2011    to  12/31/2011       20.441823         18.584090          508,312.0491
  01/01/2012    to  12/31/2012       18.584090         22.350204          456,291.7554
  01/01/2013    to  12/31/2013       22.350204         28.197759          891,823.3163
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999178          6.598796          194,297.6274
  01/01/2009    to  12/31/2009        6.598796          8.685982          598,369.2000
  01/01/2010    to  12/31/2010        8.685982          9.281343          842,644.6228
  01/01/2011    to  12/31/2011        9.281343          8.576824        1,358,238.7721
  01/01/2012    to  12/31/2012        8.576824         10.403405        1,199,197.7226
  01/01/2013    to  04/26/2013       10.403405         11.082787                0.0000
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.287657         19.201376          138,447.2631
  01/01/2007    to  12/31/2007       19.201376         19.504434          341,501.4023
  01/01/2008    to  12/31/2008       19.504434         11.165146          350,501.9391
  01/01/2009    to  12/31/2009       11.165146         14.528486          313,554.0700
  01/01/2010    to  12/31/2010       14.528486         15.486188          276,404.3857
  01/01/2011    to  04/29/2011       15.486188         17.314546                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.187902         13.538788         239,633.7400
  01/01/2010    to  12/31/2010       13.538788         14.480541         891,588.0087
  01/01/2011    to  12/31/2011       14.480541         15.973804       1,652,421.8527
  01/01/2012    to  12/31/2012       15.973804         17.301537       1,826,233.6915
  01/01/2013    to  12/31/2013       17.301537         15.579553       2,004,716.0016
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.912566         12.400896         138,487.9344
  01/01/2005    to  12/31/2005       12.400896         12.585142         548,983.1698
  01/01/2006    to  12/31/2006       12.585142         13.055683         982,969.6644
  01/01/2007    to  12/31/2007       13.055683         13.937788       1,258,127.3388
  01/01/2008    to  12/31/2008       13.937788         13.890031       2,096,965.8015
  01/01/2009    to  12/31/2009       13.890031         16.271687       5,396,112.7600
  01/01/2010    to  12/31/2010       16.271687         17.469642       7,345,212.8958
  01/01/2011    to  12/31/2011       17.469642         17.889021       8,932,619.4338
  01/01/2012    to  12/31/2012       17.889021         19.400688       8,957,271.2215
  01/01/2013    to  12/31/2013       19.400688         18.886921       9,334,457.2755
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.324801         15.882746          49,988.2254
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.742610         21.415937           7,647.1002
  01/01/2007    to  12/31/2007       21.415937         22.318898          13,493.4195
  01/01/2008    to  12/31/2008       22.318898         14.877925          61,129.3000
  01/01/2009    to  12/31/2009       14.877925         18.293829         776,787.8500
  01/01/2010    to  12/31/2010       18.293829         21.102605         817,082.4096
  01/01/2011    to  12/31/2011       21.102605         19.992808         906,280.7416
  01/01/2012    to  12/31/2012       19.992808         21.944114         879,518.5228
  01/01/2013    to  12/31/2013       21.944114         28.984171         758,739.8556
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.750516         11.586807         289,193.2246
  01/01/2005    to  12/31/2005       11.586807         12.133369         942,286.1392
  01/01/2006    to  12/31/2006       12.133369         13.227270       1,439,957.2257
  01/01/2007    to  12/31/2007       13.227270         13.085545       1,373,736.6718
  01/01/2008    to  12/31/2008       13.085545          7.739971       1,221,338.4914
  01/01/2009    to  05/01/2009        7.739971          7.669640               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.626532         16.843427            4,767.2894
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.586500         20.433310            3,072.2146
  01/01/2007    to  12/31/2007       20.433310         21.627720           23,955.6870
  01/01/2008    to  12/31/2008       21.627720         19.159924           52,032.2972
  01/01/2009    to  12/31/2009       19.159924         25.308901          106,344.9800
  01/01/2010    to  12/31/2010       25.308901         28.178251          135,916.0626
  01/01/2011    to  12/31/2011       28.178251         28.983105          146,991.7794
  01/01/2012    to  12/31/2012       28.983105         32.109391          144,608.0081
  01/01/2013    to  12/31/2013       32.109391         32.361763          140,978.1266
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.843366         11.059155          359,422.5280
  01/01/2013    to  12/31/2013       11.059155         10.480456          295,973.5911
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.217908         10.802310           35,415.6641
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010854          1.072932        2,024,750.5556
  01/01/2013    to  12/31/2013        1.072932          1.172586        2,323,978.5366
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.297643         10.284339           72,941.4000
  01/01/2010    to  12/31/2010       10.284339         11.652242          148,333.2211
  01/01/2011    to  12/31/2011       11.652242         11.319128          290,686.8021
  01/01/2012    to  12/31/2012       11.319128         12.922873          228,826.7327
  01/01/2013    to  12/31/2013       12.922873         15.144315          199,574.1125
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.013851         10.851603          643,739.6800
  01/01/2010    to  12/31/2010       10.851603         12.088701        1,788,208.2271
  01/01/2011    to  12/31/2011       12.088701         12.125858        3,286,416.3129
  01/01/2012    to  12/31/2012       12.125858         13.580706        3,387,804.2990
  01/01/2013    to  12/31/2013       13.580706         15.222275        3,199,248.7453
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       46.025646         51.209751         149,139.8572
  01/01/2005    to  12/31/2005       51.209751         52.552136         461,008.0677
  01/01/2006    to  12/31/2006       52.552136         61.437036         643,585.2878
  01/01/2007    to  12/31/2007       61.437036         63.244835         688,420.8500
  01/01/2008    to  12/31/2008       63.244835         39.966454         797,761.5907
  01/01/2009    to  12/31/2009       39.966454         46.964170       1,240,136.8500
  01/01/2010    to  12/31/2010       46.964170         54.546339       1,290,934.3945
  01/01/2011    to  12/31/2011       54.546339         51.968588       1,293,224.6989
  01/01/2012    to  12/31/2012       51.968588         60.851262       1,144,032.5578
  01/01/2013    to  12/31/2013       60.851262         80.795802         971,123.1156
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       49.631033         54.106461           2,110.2239
  01/01/2005    to  12/31/2005       54.106461         56.511006          11,783.4382
  01/01/2006    to  12/31/2006       56.511006         65.014278          15,186.3787
  01/01/2007    to  12/31/2007       65.014278         60.629326          15,453.6088
  01/01/2008    to  12/31/2008       60.629326         36.888955          10,640.6717
  01/01/2009    to  12/31/2009       36.888955         47.528513           9,044.0500
  01/01/2010    to  04/30/2010       47.528513         50.887032               0.0000
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.863678         14.758130               0.0000
  01/01/2005    to  12/31/2005       14.758130         17.224227               0.0000
  01/01/2006    to  12/31/2006       17.224227         19.870077               0.0000
  01/01/2007    to  12/31/2007       19.870077         21.706564               0.0000
  01/01/2008    to  12/31/2008       21.706564         12.012697               0.0000
  01/01/2009    to  12/31/2009       12.012697         14.532389               0.0000
  01/01/2010    to  12/31/2010       14.532389         15.413376               0.0000
  01/01/2011    to  12/31/2011       15.413376         12.218542               0.0000
  01/01/2012    to  12/31/2012       12.218542         14.475421               0.0000
  01/01/2013    to  12/31/2013       14.475421         16.542130               0.0000
============   ==== ==========       =========         =========       ==============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       18.479894         17.788213          16,245.5275
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       51.809276         52.255738         4,426.9598
  01/01/2006    to  12/31/2006       52.255738         54.012009        36,378.8557
  01/01/2007    to  12/31/2007       54.012009         56.834530        80,833.0696
  01/01/2008    to  12/31/2008       56.834530         54.341362       178,957.5508
  01/01/2009    to  12/31/2009       54.341362         58.888335       448,467.2100
  01/01/2010    to  12/31/2010       58.888335         63.164509       612,021.7973
  01/01/2011    to  12/31/2011       63.164509         66.645921       704,779.7831
  01/01/2012    to  12/31/2012       66.645921         70.961806       710,023.2339
  01/01/2013    to  12/31/2013       70.961806         69.721894       768,011.9422
============   ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009       24.256070         30.719201         2,555.6900
  01/01/2010    to  12/31/2010       30.719201         36.532700        24,218.6293
  01/01/2011    to  12/31/2011       36.532700         33.016457        53,784.9623
  01/01/2012    to  12/31/2012       33.016457         37.478142        46,700.3759
  01/01/2013    to  12/31/2013       37.478142         49.927027        42,986.9582
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.239069         10.391647        32,935.6107
  01/01/2006    to  12/31/2006       10.391647         10.783605        77,106.6454
  01/01/2007    to  12/31/2007       10.783605         11.217860        84,984.4600
  01/01/2008    to  12/31/2008       11.217860         11.423196       546,868.7132
  01/01/2009    to  12/31/2009       11.423196         11.366551       546,842.4700
  01/01/2010    to  12/31/2010       11.366551         11.281618       426,185.2465
  01/01/2011    to  12/31/2011       11.281618         11.197551       607,796.6919
  01/01/2012    to  12/31/2012       11.197551         11.113425       908,476.3753
  01/01/2013    to  12/31/2013       11.113425         11.030384       728,369.8744
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.200992         10.203516            81.9323
  01/01/2005    to  04/30/2005       10.203516         10.238536             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       30.656247         33.147513           46,206.7124
  01/01/2005    to  12/31/2005       33.147513         36.235212          201,353.3958
  01/01/2006    to  12/31/2006       36.235212         41.146130          374,178.4001
  01/01/2007    to  12/31/2007       41.146130         42.646984          424,999.6679
  01/01/2008    to  12/31/2008       42.646984         25.626326          530,040.7806
  01/01/2009    to  12/31/2009       25.626326         33.530186          778,720.9000
  01/01/2010    to  12/31/2010       33.530186         37.212283          857,654.3451
  01/01/2011    to  12/31/2011       37.212283         35.391288          886,967.2150
  01/01/2012    to  12/31/2012       35.391288         39.586936          806,331.3751
  01/01/2013    to  12/31/2013       39.586936         52.464675          692,401.1383
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.203893          5.071509          324,784.4657
  01/01/2006    to  12/31/2006        5.071509          5.160765          278,297.5831
  01/01/2007    to  12/31/2007        5.160765          5.705338          242,133.0605
  01/01/2008    to  12/31/2008        5.705338          3.593145          194,990.8094
  01/01/2009    to  12/31/2009        3.593145          4.977215          154,627.8100
  01/01/2010    to  12/31/2010        4.977215          5.498935          133,035.8132
  01/01/2011    to  12/31/2011        5.498935          5.470033          112,116.6574
  01/01/2012    to  12/31/2012        5.470033          6.273534        1,461,793.9969
  01/01/2013    to  12/31/2013        6.273534          8.513833        1,270,336.9349
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.337440          4.547654          150,475.1640
  01/01/2005    to  04/30/2005        4.547654          4.191750                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.168753          8.908036          153,599.9762
  01/01/2006    to  12/31/2006        8.908036          9.515033          554,095.5238
  01/01/2007    to  12/31/2007        9.515033         10.792948          768,446.1358
  01/01/2008    to  12/31/2008       10.792948          5.791039          900,083.3074
  01/01/2009    to  12/31/2009        5.791039          8.259672        1,009,661.4600
  01/01/2010    to  12/31/2010        8.259672          8.968292        1,001,346.6093
  01/01/2011    to  12/31/2011        8.968292          8.778521          944,014.1486
  01/01/2012    to  04/27/2012        8.778521          9.896718                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       12.021354         11.671674           73,304.7648
  01/01/2008    to  12/31/2008       11.671674          6.798931          228,860.1449
  01/01/2009    to  12/31/2009        6.798931          8.750714          406,267.0000
  01/01/2010    to  12/31/2010        8.750714         11.407917          391,535.3807
  01/01/2011    to  12/31/2011       11.407917         11.633706          379,838.4934
  01/01/2012    to  12/31/2012       11.633706         12.804206          333,754.2216
  01/01/2013    to  12/31/2013       12.804206         18.856850          293,329.4320
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.748764         14.373364            2,057.7600
  01/01/2010    to  12/31/2010       14.373364         17.488516            8,814.1684
  01/01/2011    to  12/31/2011       17.488516         14.537075           29,330.9036
  01/01/2012    to  12/31/2012       14.537075         17.011090           30,685.7693
  01/01/2013    to  12/31/2013       17.011090         21.544221           34,489.5374
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       41.065559         44.845307           86,246.2788
  01/01/2005    to  12/31/2005       44.845307         45.780077          318,964.5412
  01/01/2006    to  12/31/2006       45.780077         50.861249          469,382.0549
  01/01/2007    to  12/31/2007       50.861249         52.557687          520,668.7756
  01/01/2008    to  12/31/2008       52.557687         40.506556          534,683.3501
  01/01/2009    to  12/31/2009       40.506556         47.562625          771,256.7500
  01/01/2010    to  12/31/2010       47.562625         51.832627          839,746.3649
  01/01/2011    to  12/31/2011       51.832627         52.556705          851,515.5201
  01/01/2012    to  12/31/2012       52.556705         58.060696          821,117.5535
  01/01/2013    to  12/31/2013       58.060696         68.402678          746,959.4249
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.031416         11.929935          112,422.7509
  01/01/2009    to  12/31/2009       11.929935         14.278214          591,530.4900
  01/01/2010    to  12/31/2010       14.278214         15.755817        1,041,278.4792
  01/01/2011    to  12/31/2011       15.755817         15.738260        1,576,271.4829
  01/01/2012    to  12/31/2012       15.738260         18.169038        1,688,873.2096
  01/01/2013    to  12/31/2013       18.169038         24.414520        4,740,470.2794
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.999178          6.629807         1,013,897.8938
   01/01/2009                             to  12/31/2009        6.629807          8.217717         4,117,560.3000
   01/01/2010                             to  12/31/2010        8.217717          9.055407         5,939,235.5031
   01/01/2011                             to  12/31/2011        9.055407          8.938740         7,224,239.3849
   01/01/2012                             to  12/31/2012        8.938740         10.106197         6,887,866.6733
   01/01/2013                             to  04/26/2013       10.106197         11.093316                 0.0000
=============                            ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       21.817484         27.364523           281,161.7877
=============                            ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       18.326134         16.331021           141,158.0232
   01/01/2008                             to  12/31/2008       16.331021         10.000736           153,661.7040
   01/01/2009                             to  12/31/2009       10.000736         13.574967           268,655.3000
   01/01/2010                             to  12/31/2010       13.574967         16.553455           337,442.6816
   01/01/2011                             to  12/31/2011       16.553455         15.563210           422,287.9979
   01/01/2012                             to  12/31/2012       15.563210         16.262808           427,911.6519
   01/01/2013                             to  04/26/2013       16.262808         17.669828                 0.0000
=============                            ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       13.347029         15.544249            10,936.2723
   01/01/2005                             to  12/31/2005       15.544249         16.938261            26,016.2833
   01/01/2006                             to  12/31/2006       16.938261         19.269859            87,015.7898
   01/01/2007                             to  04/27/2007       19.269859         20.993498                15.9049
=============                            ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
  (CLASS A))
   05/01/2006                             to  12/31/2006       11.476032         12.207428             3,110.8844
   01/01/2007                             to  04/27/2007       12.207428         13.513024                 0.0000
=============                            ==== ==========       =========         =========         ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010       16.067099         19.081068            27,988.7151
   01/01/2011                             to  12/31/2011       19.081068         15.780894           138,638.5569
   01/01/2012                             to  12/31/2012       15.780894         16.066207           164,264.1757
   01/01/2013                             to  12/31/2013       16.066207         17.661162           154,693.5665
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       12.102493         13.403715           145,162.8653
  01/01/2005    to  12/31/2005       13.403715         14.036301           510,253.9428
  01/01/2006    to  12/31/2006       14.036301         16.556958           849,831.1295
  01/01/2007    to  12/31/2007       16.556958         16.956462           976,727.4118
  01/01/2008    to  12/31/2008       16.956462         11.588513           846,635.5607
  01/01/2009    to  12/31/2009       11.588513         14.659227           715,113.6300
  01/01/2010    to  12/31/2010       14.659227         16.383923           625,597.4743
  01/01/2011    to  12/31/2011       16.383923         16.574225           534,414.7917
  01/01/2012    to  12/31/2012       16.574225         19.625297           445,037.6066
  01/01/2013    to  12/31/2013       19.625297         25.792777           376,741.9513
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.576274         13.226383             7,685.9274
  01/01/2007    to  12/31/2007       13.226383         13.506007            38,230.6134
  01/01/2008    to  12/31/2008       13.506007          7.933951            92,607.1210
  01/01/2009    to  12/31/2009        7.933951         10.445469           183,064.4800
  01/01/2010    to  12/31/2010       10.445469         12.078159           351,818.2253
  01/01/2011    to  12/31/2011       12.078159         11.295716           718,956.0067
  01/01/2012    to  12/31/2012       11.295716         13.087813           716,250.8809
  01/01/2013    to  12/31/2013       13.087813         16.822969           609,836.9806
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.626062         12.297115           543,879.6075
  01/01/2007    to  12/31/2007       12.297115         12.800657         7,308,287.8819
  01/01/2008    to  12/31/2008       12.800657          8.647387        17,369,217.0809
  01/01/2009    to  12/31/2009        8.647387         11.014776        37,574,133.3800
  01/01/2010    to  12/31/2010       11.014776         12.417689        55,018,015.7600
  01/01/2011    to  12/31/2011       12.417689         12.115225        73,561,593.6192
  01/01/2012    to  12/31/2012       12.115225         13.699349        70,770,856.6821
  01/01/2013    to  12/31/2013       13.699349         16.237335        66,609,343.4881
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.737551         11.316984            40,127.8975
  01/01/2007    to  12/31/2007       11.316984         11.896838           293,692.9684
  01/01/2008    to  12/31/2008       11.896838          9.369355         1,147,730.7307
  01/01/2009    to  12/31/2009        9.369355         11.429610         3,120,627.1300
  01/01/2010    to  12/31/2010       11.429610         12.580994         4,485,843.9423
  01/01/2011    to  12/31/2011       12.580994         12.708831         5,811,058.1234
  01/01/2012    to  12/31/2012       12.708831         13.989693         6,104,885.1134
  01/01/2013    to  12/31/2013       13.989693         15.145850         5,327,614.2044
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.250851         12.965813           349,594.8343
  01/01/2007    to  12/31/2007       12.965813         13.473571         4,596,311.0776
  01/01/2008    to  12/31/2008       13.473571          8.308846        11,850,969.1748
  01/01/2009    to  12/31/2009        8.308846         10.728906        17,783,955.9800
  01/01/2010    to  12/31/2010       10.728906         12.298184        17,478,805.3616
  01/01/2011    to  12/31/2011       12.298184         11.733688        17,307,721.2005
  01/01/2012    to  12/31/2012       11.733688         13.476264        15,871,936.5407
  01/01/2013    to  12/31/2013       13.476264         16.841751        19,854,127.2630
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999178          7.065226         2,576,531.0633
  01/01/2009    to  12/31/2009        7.065226          9.014573         7,023,174.6400
  01/01/2010    to  12/31/2010        9.014573          9.846029         7,571,502.8556
  01/01/2011    to  12/31/2011        9.846029          9.600586         7,662,495.4369
  01/01/2012    to  12/31/2012        9.600586         11.064844         7,037,379.6124
  01/01/2013    to  04/26/2013       11.064844         11.936526                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.152541         11.769167           144,471.8739
  01/01/2007    to  12/31/2007       11.769167         12.405794         1,547,641.4716
  01/01/2008    to  12/31/2008       12.405794          9.059783         4,402,404.8181
  01/01/2009    to  12/31/2009        9.059783         11.337773        11,572,951.8000
  01/01/2010    to  12/31/2010       11.337773         12.648378        17,213,142.7517
  01/01/2011    to  12/31/2011       12.648378         12.539376        22,850,340.3817
  01/01/2012    to  12/31/2012       12.539376         13.987689        22,738,467.6770
  01/01/2013    to  12/31/2013       13.987689         15.858125        21,855,407.1383
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.115802         26.022880           663.8975
  01/01/2007    to  12/31/2007       26.022880         29.484151         7,325.4267
  01/01/2008    to  12/31/2008       29.484151         17.920810        21,292.6682
  01/01/2009    to  12/31/2009       17.920810         25.160165        27,172.9200
  01/01/2010    to  12/31/2010       25.160165         27.738673        22,965.1668
  01/01/2011    to  12/31/2011       27.738673         24.935541        23,325.9836
  01/01/2012    to  12/31/2012       24.935541         30.149823        30,626.8400
  01/01/2013    to  12/31/2013       30.149823         38.424764        26,256.7772
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.152411         16.281922         2,529.5529
  01/01/2009    to  12/31/2009       16.281922         25.910124         9,043.2800
  01/01/2010    to  12/31/2010       25.910124         31.292670         5,711.4306
  01/01/2011    to  12/31/2011       31.292670         24.963094         6,507.9779
  01/01/2012    to  12/31/2012       24.963094         29.103340         7,500.9106
  01/01/2013    to  12/31/2013       29.103340         36.832995         5,250.5672
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      170.804978         98.796381         1,075.7763
  01/01/2009    to  12/31/2009       98.796381        135.887151         6,059.0300
  01/01/2010    to  12/31/2010      135.887151        159.110915         8,749.7730
  01/01/2011    to  12/31/2011      159.110915        150.267699        13,222.8582
  01/01/2012    to  12/31/2012      150.267699        174.764880        22,018.8481
  01/01/2013    to  12/31/2013      174.764880        224.324956        20,085.2962
============   ==== ==========      ==========        ==========        ===========
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.224438         10.577077        13,281.8382
  01/01/2013    to  12/31/2013       10.577077         11.598375        13,341.1550
============   ==== ==========      ==========        ==========        ===========
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.159194         11.570824        10,552.0531
  01/01/2013    to  12/31/2013       11.570824         11.028529         3,389.3305
============   ==== ==========      ==========        ==========        ===========
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.979267         10.305877        48,995.1477
  01/01/2013    to  12/31/2013       10.305877         11.215823        49,634.7316
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.515346         18.310367         4,530.5800
  01/01/2010    to  12/31/2010       18.310367         20.914174         3,246.0338
  01/01/2011    to  12/31/2011       20.914174         21.118055         5,325.0721
  01/01/2012    to  12/31/2012       21.118055         24.279981         7,727.0288
  01/01/2013    to  12/31/2013       24.279981         26.190152        11,799.3116
============   ==== ==========       =========         =========       ============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.120924          8.526874           876.8600
  01/01/2010    to  12/31/2010        8.526874          9.452792         1,458.4886
  01/01/2011    to  12/31/2011        9.452792          9.342637         6,195.6387
  01/01/2012    to  12/31/2012        9.342637         10.444557        38,778.6136
  01/01/2013    to  12/31/2013       10.444557         13.826130         7,127.5450
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.179718          9.397492             0.0000
  01/01/2009    to  12/31/2009        9.397492         12.491908           698.5300
  01/01/2010    to  12/31/2010       12.491908         14.309532           460.6919
  01/01/2011    to  12/31/2011       14.309532         13.329346         2,090.2664
  01/01/2012    to  12/31/2012       13.329346         16.567309         4,799.8586
  01/01/2013    to  12/31/2013       16.567309         16.924694         5,230.4451
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.118567          6.454427         3,583.1560
  01/01/2012    to  12/31/2012        6.454427          7.545908         8,150.6399
  01/01/2013    to  12/31/2013        7.545908         10.839683         8,276.5475
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.419646         11.174422             0.0000
  01/01/2007    to  12/31/2007       11.174422         10.372626             0.0000
  01/01/2008    to  12/31/2008       10.372626          4.644172             0.0000
  01/01/2009    to  12/31/2009        4.644172          6.321646             0.0000
  01/01/2010    to  12/31/2010        6.321646          6.694375             0.0000
  01/01/2011    to  04/29/2011        6.694375          7.119357             0.0000
============   ==== ==========       =========         =========       ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721          1.048350             0.0000
  01/01/2013    to  12/31/2013        1.048350          1.053540       153,975.3507
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998890         10.479411        37,949.7534
  01/01/2006    to  12/31/2006       10.479411         11.999016        74,607.3556
  01/01/2007    to  12/31/2007       11.999016         11.542253       100,495.9824
  01/01/2008    to  12/31/2008       11.542253          7.297697       104,166.8876
  01/01/2009    to  12/31/2009        7.297697          9.114185       151,247.8000
  01/01/2010    to  12/31/2010        9.114185         10.329724       167,704.4953
  01/01/2011    to  12/31/2011       10.329724         10.042356       167,357.7837
  01/01/2012    to  12/31/2012       10.042356         11.741929       178,529.7040
  01/01/2013    to  12/31/2013       11.741929         15.684588       175,506.8109
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.246338         23.596288        23,058.7772
  01/01/2005    to  12/31/2005       23.596288         25.154161        42,982.3054
  01/01/2006    to  12/31/2006       25.154161         27.839479        47,805.1095
  01/01/2007    to  12/31/2007       27.839479         27.628858        88,535.4225
  01/01/2008    to  12/31/2008       27.628858         16.688111        77,820.0089
  01/01/2009    to  12/31/2009       16.688111         20.833061        64,600.9700
  01/01/2010    to  12/31/2010       20.833061         25.800792        56,548.7310
  01/01/2011    to  12/31/2011       25.800792         24.514149        52,494.9829
  01/01/2012    to  12/31/2012       24.514149         27.738133        52,296.4017
  01/01/2013    to  12/31/2013       27.738133         35.659648        49,529.9625
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.326258         13.934369        25,088.3374
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012776          1.050397       160,620.1945
  01/01/2013    to  12/31/2013        1.050397          1.150170       157,541.1071
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.296949          9.861594             0.0000
  01/01/2009    to  12/31/2009        9.861594         12.528820         4,048.3800
  01/01/2010    to  12/31/2010       12.528820         14.740249         6,081.3055
  01/01/2011    to  12/31/2011       14.740249         13.036124         9,789.2464
  01/01/2012    to  12/31/2012       13.036124         14.835664        11,582.3449
  01/01/2013    to  12/31/2013       14.835664         19.452529        11,826.2455
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.016901         17.070755        11,766.4374
  01/01/2005    to  12/31/2005       17.070755         17.093990        48,594.7874
  01/01/2006    to  12/31/2006       17.093990         18.408180        50,061.2011
  01/01/2007    to  12/31/2007       18.408180         19.349515        74,818.5723
  01/01/2008    to  12/31/2008       19.349515         15.538091        68,231.2883
  01/01/2009    to  12/31/2009       15.538091         20.966961        72,873.2600
  01/01/2010    to  12/31/2010       20.966961         23.367957        75,423.1138
  01/01/2011    to  12/31/2011       23.367957         24.083329        77,831.0359
  01/01/2012    to  12/31/2012       24.083329         26.834844        95,929.8440
  01/01/2013    to  12/31/2013       26.834844         28.587459        92,486.1149
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.326258         13.934369        25,088.3374
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988152          9.770313        27,451.2876
  01/01/2012    to  12/31/2012        9.770313         10.062528       113,251.7983
  01/01/2013    to  12/31/2013       10.062528         10.042830       112,683.5818
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.794250         12.211146             0.0000
  01/01/2011    to  12/31/2011       12.211146         12.007884         2,600.5262
  01/01/2012    to  12/31/2012       12.007884         13.538578         2,585.2416
  01/01/2013    to  12/31/2013       13.538578         13.495606         2,796.6124
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.006229         10.473971        98,124.6141
  01/01/2013    to  12/31/2013       10.473971         11.817598       149,163.1893
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079997          1.129661             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.506976          6.197845         3,346.3309
  01/01/2009    to  12/31/2009        6.197845         10.330687        16,629.0500
  01/01/2010    to  12/31/2010       10.330687         12.603356        10,636.7148
  01/01/2011    to  12/31/2011       12.603356         10.108878        10,165.0186
  01/01/2012    to  12/31/2012       10.108878         11.857090        15,308.9478
  01/01/2013    to  12/31/2013       11.857090         11.115399        15,976.2637
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.762042         11.212402         9,171.2575
  01/01/2005    to  12/31/2005       11.212402         12.879180        19,128.3663
  01/01/2006    to  12/31/2006       12.879180         16.082372        30,973.8880
  01/01/2007    to  12/31/2007       16.082372         17.974294        36,702.0236
  01/01/2008    to  12/31/2008       17.974294         10.220104        32,664.6873
  01/01/2009    to  12/31/2009       10.220104         13.265886        42,402.1000
  01/01/2010    to  12/31/2010       13.265886         14.580731        59,499.7814
  01/01/2011    to  12/31/2011       14.580731         12.844299        82,428.4023
  01/01/2012    to  12/31/2012       12.844299         14.788292       143,227.6480
  01/01/2013    to  12/31/2013       14.788292         17.399665       135,030.7511
============   ==== ==========       =========         =========       ============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.798771          9.773621        10,397.3894
  01/01/2005    to  12/31/2005        9.773621         10.084695        55,224.8213
  01/01/2006    to  12/31/2006       10.084695         10.782675        50,249.1985
  01/01/2007    to  12/31/2007       10.782675         13.135094        57,597.8959
  01/01/2008    to  12/31/2008       13.135094          6.900038        55,931.1159
  01/01/2009    to  12/31/2009        6.900038         10.706333        68,652.9100
  01/01/2010    to  12/31/2010       10.706333         13.952112        70,973.8404
  01/01/2011    to  12/31/2011       13.952112         12.812565        78,913.2283
  01/01/2012    to  12/31/2012       12.812565         13.813101       114,931.4118
  01/01/2013    to  12/31/2013       13.813101         18.946052       108,628.1480
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.424389         16.899352         4,900.1302
  01/01/2006    to  12/31/2006       16.899352         19.399664        13,587.2551
  01/01/2007    to  12/31/2007       19.399664         20.336533        21,936.7914
  01/01/2008    to  12/31/2008       20.336533         11.925811        22,126.5459
  01/01/2009    to  12/31/2009       11.925811         16.448896        22,273.6100
  01/01/2010    to  12/31/2010       16.448896         18.813136        23,065.8361
  01/01/2011    to  12/31/2011       18.813136         17.001221        23,422.7192
  01/01/2012    to  12/31/2012       17.001221         20.323672        21,452.7556
  01/01/2013    to  12/31/2013       20.323672         25.487741        48,667.9690
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998521          6.571546         5,604.9273
  01/01/2009    to  12/31/2009        6.571546          8.598375        23,592.6100
  01/01/2010    to  12/31/2010        8.598375          9.132818        29,395.5122
  01/01/2011    to  12/31/2011        9.132818          8.389147        54,921.2159
  01/01/2012    to  12/31/2012        8.389147         10.114598        59,535.4392
  01/01/2013    to  04/26/2013       10.114598         10.754585             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.981453         18.786403         2,823.4327
  01/01/2007    to  12/31/2007       18.786403         18.968127        12,710.1142
  01/01/2008    to  12/31/2008       18.968127         10.792850        20,038.7030
  01/01/2009    to  12/31/2009       10.792850         13.960034        15,513.0600
  01/01/2010    to  12/31/2010       13.960034         14.791332        14,519.4623
  01/01/2011    to  04/29/2011       14.791332         16.505355             0.0000
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.756012         13.007430         2,656.6800
  01/01/2010    to  12/31/2010       13.007430         13.829023        13,281.9282
  01/01/2011    to  12/31/2011       13.829023         15.164142        12,580.8794
  01/01/2012    to  12/31/2012       15.164142         16.325836        40,282.9032
  01/01/2013    to  12/31/2013       16.325836         14.612977        34,258.7106
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.684520         12.115215         8,703.6780
  01/01/2005    to  12/31/2005       12.115215         12.221861        46,258.0736
  01/01/2006    to  12/31/2006       12.221861         12.603183        48,149.6490
  01/01/2007    to  12/31/2007       12.603183         13.373813        58,107.9798
  01/01/2008    to  12/31/2008       13.373813         13.248072        64,102.6796
  01/01/2009    to  12/31/2009       13.248072         15.426883       103,463.8700
  01/01/2010    to  12/31/2010       15.426883         16.463606       138,933.9334
  01/01/2011    to  12/31/2011       16.463606         16.758272       175,641.0545
  01/01/2012    to  12/31/2012       16.758272         18.065121       286,628.6147
  01/01/2013    to  12/31/2013       18.065121         17.481506       272,331.1726
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.605718         15.088051         4,386.9613
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.344634         19.820479             0.0000
  01/01/2007    to  12/31/2007       19.820479         20.531922             0.0000
  01/01/2008    to  12/31/2008       20.531922         13.604440         1,106.7780
  01/01/2009    to  12/31/2009       13.604440         16.627877        54,990.5000
  01/01/2010    to  12/31/2010       16.627877         19.066242        54,977.9878
  01/01/2011    to  12/31/2011       19.066242         17.955680        70,301.8050
  01/01/2012    to  12/31/2012       17.955680         19.589666       101,627.1142
  01/01/2013    to  12/31/2013       19.589666         25.719717        93,687.9676
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.621775         11.402596        38,326.8761
  01/01/2005    to  12/31/2005       11.402596         11.869251        85,768.3666
  01/01/2006    to  12/31/2006       11.869251         12.862149       102,515.2711
  01/01/2007    to  12/31/2007       12.862149         12.647781       126,186.7374
  01/01/2008    to  12/31/2008       12.647781          7.436020       116,116.9597
  01/01/2009    to  05/01/2009        7.436020          7.353738             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.893241         16.000605           840.5091
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.243574         18.956774         2,125.2170
  01/01/2007    to  12/31/2007       18.956774         19.944232         4,493.2905
  01/01/2008    to  12/31/2008       19.944232         17.562519         4,340.2139
  01/01/2009    to  12/31/2009       17.562519         23.060218         4,802.4600
  01/01/2010    to  12/31/2010       23.060218         25.521126         4,348.9486
  01/01/2011    to  12/31/2011       25.521126         26.093505         2,265.9401
  01/01/2012    to  12/31/2012       26.093505         28.734319         4,841.9900
  01/01/2013    to  12/31/2013       28.734319         28.786923         4,384.4999
============   ==== ==========       =========         =========       ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.777997         10.948317             0.0000
  01/01/2013    to  12/31/2013       10.948317         10.313337             0.0000
============   ==== ==========       =========         =========       ============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216235         10.756970             0.0000
============   ==== ==========       =========         =========       ============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010754          1.068516             0.0000
  01/01/2013    to  12/31/2013        1.068516          1.160776             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.120450         10.025004         1,605.3000
  01/01/2010    to  12/31/2010       10.025004         11.290542         1,073.4256
  01/01/2011    to  12/31/2011       11.290542         10.902286         4,793.8221
  01/01/2012    to  12/31/2012       10.902286         12.372150         5,057.9109
  01/01/2013    to  12/31/2013       12.372150         14.412225         4,529.0657
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.821413         10.578008         6,377.6700
  01/01/2010    to  12/31/2010       10.578008         11.713492         7,105.4233
  01/01/2011    to  12/31/2011       11.713492         11.679368        15,493.5322
  01/01/2012    to  12/31/2012       11.679368         13.002009        69,440.6557
  01/01/2013    to  12/31/2013       13.002009         14.486473        70,151.7551
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       42.216839         46.785480        17,875.8523
  01/01/2005    to  12/31/2005       46.785480         47.725495        42,547.2535
  01/01/2006    to  12/31/2006       47.725495         55.461633        48,336.8797
  01/01/2007    to  12/31/2007       55.461633         56.750170        50,623.4774
  01/01/2008    to  12/31/2008       56.750170         35.646417        50,115.2650
  01/01/2009    to  12/31/2009       35.646417         41.637010        51,066.6800
  01/01/2010    to  12/31/2010       41.637010         48.070128        46,736.8731
  01/01/2011    to  12/31/2011       48.070128         45.524924        44,599.9019
  01/01/2012    to  12/31/2012       45.524924         52.985763        40,006.3971
  01/01/2013    to  12/31/2013       52.985763         69.931767        39,756.6436
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.018747         48.883437             0.0000
  01/01/2005    to  12/31/2005       48.883437         50.751364             0.0000
  01/01/2006    to  12/31/2006       50.751364         58.039761             0.0000
  01/01/2007    to  12/31/2007       58.039761         53.799492             0.0000
  01/01/2008    to  12/31/2008       53.799492         32.536543             0.0000
  01/01/2009    to  12/31/2009       32.536543         41.669985             0.0000
  01/01/2010    to  04/30/2010       41.669985         44.526821             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.897057         13.594974             0.0000
  01/01/2005    to  12/31/2005       13.594974         15.772100             0.0000
  01/01/2006    to  12/31/2006       15.772100         18.086345             0.0000
  01/01/2007    to  12/31/2007       18.086345         19.639138             0.0000
  01/01/2008    to  12/31/2008       19.639138         10.803218             0.0000
  01/01/2009    to  12/31/2009       10.803218         12.991027             0.0000
  01/01/2010    to  12/31/2010       12.991027         13.696258             0.0000
  01/01/2011    to  12/31/2011       13.696258         10.792437             0.0000
  01/01/2012    to  12/31/2012       10.792437         12.709057             0.0000
  01/01/2013    to  12/31/2013       12.709057         14.436730             0.0000
============   ==== ==========       =========         =========        ===========
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.942486         16.242517             0.0000
============   ==== ==========       =========         =========        ===========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.485755         45.695584             0.0000
  01/01/2006    to  12/31/2006       45.695584         46.949642           255.2535
  01/01/2007    to  12/31/2007       46.949642         49.106064         1,907.2222
  01/01/2008    to  12/31/2008       49.106064         46.670289         3,269.4370
  01/01/2009    to  12/31/2009       46.670289         50.272974         7,461.2500
  01/01/2010    to  12/31/2010       50.272974         53.601088        17,244.1774
  01/01/2011    to  12/31/2011       53.601088         56.218123        19,913.9111
  01/01/2012    to  12/31/2012       56.218123         59.498823        23,285.3975
  01/01/2013    to  12/31/2013       59.498823         58.109465        24,690.5412
============   ==== ==========       =========         =========        ===========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009       22.232400         28.045236         1,320.2600
  01/01/2010    to  12/31/2010       28.045236         33.153421         3,219.6120
  01/01/2011    to  12/31/2011       33.153421         29.783498         3,219.4753
  01/01/2012    to  12/31/2012       29.783498         33.605071         3,562.0372
  01/01/2013    to  12/31/2013       33.605071         44.499811         3,101.7707
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.983111         10.091655             0.0000
  01/01/2006    to  12/31/2006       10.091655         10.409835        22,937.3516
  01/01/2007    to  12/31/2007       10.409835         10.763918        23,550.2192
  01/01/2008    to  12/31/2008       10.763918         10.895205        38,080.5389
  01/01/2009    to  12/31/2009       10.895205         10.776324        13,378.3100
  01/01/2010    to  12/31/2010       10.776324         10.631817        86,204.9433
  01/01/2011    to  12/31/2011       10.631817         10.489636        44,838.3451
  01/01/2012    to  12/31/2012       10.489636         10.348208        46,422.5729
  01/01/2013    to  12/31/2013       10.348208         10.209442        46,497.5339
============   ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.005679          9.968418             0.0000
  01/01/2005    to  04/30/2005        9.968418          9.983084             0.0000
============   ==== ==========       =========         =========        ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       28.956126         31.184935        14,167.7805
  01/01/2005    to  12/31/2005       31.184935         33.886562        22,346.0000
  01/01/2006    to  12/31/2006       33.886562         38.249678        23,398.8829
  01/01/2007    to  12/31/2007       38.249678         39.406402        27,041.1047
  01/01/2008    to  12/31/2008       39.406402         23.536584        27,387.4448
  01/01/2009    to  12/31/2009       23.536584         30.611686        30,008.6900
  01/01/2010    to  12/31/2010       30.611686         33.770235        31,394.0155
  01/01/2011    to  12/31/2011       33.770235         31.925899        30,124.6959
  01/01/2012    to  12/31/2012       31.925899         35.496042        31,191.7733
  01/01/2013    to  12/31/2013       35.496042         46.761843        29,111.7711
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.079356          4.901758        30,671.6410
  01/01/2006    to  12/31/2006        4.901758          4.958263        22,037.8744
  01/01/2007    to  12/31/2007        4.958263          5.448501        21,684.3567
  01/01/2008    to  12/31/2008        5.448501          3.410752        12,131.1105
  01/01/2009    to  12/31/2009        3.410752          4.696321        11,187.7300
  01/01/2010    to  12/31/2010        4.696321          5.157584        10,576.5569
  01/01/2011    to  12/31/2011        5.157584          5.099848         9,819.3700
  01/01/2012    to  12/31/2012        5.099848          5.813815        44,303.6648
  01/01/2013    to  12/31/2013        5.813815          7.842779        43,188.7203
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.234216          4.421800        19,221.6541
  01/01/2005    to  04/30/2005        4.421800          4.067773             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.964511          8.650849         9,135.4025
  01/01/2006    to  12/31/2006        8.650849          9.185190        14,274.1171
  01/01/2007    to  12/31/2007        9.185190         10.356153        27,276.5866
  01/01/2008    to  12/31/2008       10.356153          5.523224        26,363.4789
  01/01/2009    to  12/31/2009        5.523224          7.830586        22,378.1600
  01/01/2010    to  12/31/2010        7.830586          8.451575        21,985.1238
  01/01/2011    to  12/31/2011        8.451575          8.223354        21,401.0719
  01/01/2012    to  04/27/2012        8.223354          9.252749             0.0000
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.596153         11.213566         1,674.4920
  01/01/2008    to  12/31/2008       11.213566          6.492769         8,427.7368
  01/01/2009    to  12/31/2009        6.492769          8.306665        16,713.4700
  01/01/2010    to  12/31/2010        8.306665         10.764355        16,699.7572
  01/01/2011    to  12/31/2011       10.764355         10.911861        15,953.9538
  01/01/2012    to  12/31/2012       10.911861         11.937521        14,348.7984
  01/01/2013    to  12/31/2013       11.937521         17.475431        17,075.8718
============   ==== ==========       =========         =========        ===========
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.715888         14.272851           164.9300
  01/01/2010    to  12/31/2010       14.272851         17.262501           166.7324
  01/01/2011    to  12/31/2011       17.262501         14.263425           170.1572
  01/01/2012    to  12/31/2012       14.263425         16.590546           715.8214
  01/01/2013    to  12/31/2013       16.590546         20.886040           708.2263
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       37.079489         40.331611         7,442.3490
  01/01/2005    to  12/31/2005       40.331611         40.926701        20,401.4603
  01/01/2006    to  12/31/2006       40.926701         45.197995        18,702.8858
  01/01/2007    to  12/31/2007       45.197995         46.424648        22,475.2538
  01/01/2008    to  12/31/2008       46.424648         35.564871        23,106.8279
  01/01/2009    to  12/31/2009       35.564871         41.510373        28,318.8100
  01/01/2010    to  12/31/2010       41.510373         44.966595        30,981.5245
  01/01/2011    to  12/31/2011       44.966595         45.322677        29,486.4679
  01/01/2012    to  12/31/2012       45.322677         49.768068        38,094.3157
  01/01/2013    to  12/31/2013       49.768068         58.282358        36,422.3007
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.060809         11.204316         2,703.3556
   01/01/2009                             to  12/31/2009       11.204316         13.329536        18,676.7200
   01/01/2010                             to  12/31/2010       13.329536         14.621046        45,031.4892
   01/01/2011                             to  12/31/2011       14.621046         14.517566        84,221.6990
   01/01/2012                             to  12/31/2012       14.517566         16.659056       178,731.1139
   01/01/2013                             to  12/31/2013       16.659056         22.251706       347,815.8298
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998521          6.602419        26,131.3547
   01/01/2009                             to  12/31/2009        6.602419          8.134820       155,170.6600
   01/01/2010                             to  12/31/2010        8.134820          8.910481       231,643.8525
   01/01/2011                             to  12/31/2011        8.910481          8.743166       257,983.1301
   01/01/2012                             to  12/31/2012        8.743166          9.825655       360,235.5023
   01/01/2013                             to  04/26/2013        9.825655         10.764832             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       20.201343         25.235390        18,277.8327
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.725111         15.731901        15,303.4099
   01/01/2008                             to  12/31/2008       15.731901          9.575912        12,595.9905
   01/01/2009                             to  12/31/2009        9.575912         12.920563        13,058.1400
   01/01/2010                             to  12/31/2010       12.920563         15.661334        13,962.7437
   01/01/2011                             to  12/31/2011       15.661334         14.636511        15,796.2828
   01/01/2012                             to  12/31/2012       14.636511         15.202456        17,323.9617
   01/01/2013                             to  04/26/2013       15.202456         16.486267             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.720544         14.755826           977.2543
   01/01/2005                             to  12/31/2005       14.755826         15.983273         1,442.0523
   01/01/2006                             to  12/31/2006       15.983273         18.074954         5,130.0476
   01/01/2007                             to  04/27/2007       18.074954         19.653258             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
  (CLASS A))
   05/01/2006                             to  12/31/2006       11.404984         12.083688             0.0000
   01/01/2007                             to  04/27/2007       12.083688         13.349947             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.922534         18.834321            24.7713
  01/01/2011    to  12/31/2011       18.834321         15.483727            70.5781
  01/01/2012    to  12/31/2012       15.483727         15.668848           108.7130
  01/01/2013    to  12/31/2013       15.668848         17.121311            89.6837
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       12.029388         13.269864         9,762.9407
  01/01/2005    to  12/31/2005       13.269864         13.813260        30,042.8291
  01/01/2006    to  12/31/2006       13.813260         16.196699        31,774.6961
  01/01/2007    to  12/31/2007       16.196699         16.487731        47,126.5006
  01/01/2008    to  12/31/2008       16.487731         11.200418        42,008.7094
  01/01/2009    to  12/31/2009       11.200418         14.083534        34,467.8000
  01/01/2010    to  12/31/2010       14.083534         15.646421        34,072.3941
  01/01/2011    to  12/31/2011       15.646421         15.733660        30,205.8113
  01/01/2012    to  12/31/2012       15.733660         18.518014        28,475.9167
  01/01/2013    to  12/31/2013       18.518014         24.192047        27,982.0247
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.464390         13.056666         7,566.6789
  01/01/2007    to  12/31/2007       13.056666         13.252498         4,384.9582
  01/01/2008    to  12/31/2008       13.252498          7.738190         4,329.3463
  01/01/2009    to  12/31/2009        7.738190         10.126785         1,594.7800
  01/01/2010    to  12/31/2010       10.126785         11.639696         9,767.3243
  01/01/2011    to  12/31/2011       11.639696         10.820643         6,780.4046
  01/01/2012    to  12/31/2012       10.820643         12.462001        26,078.6109
  01/01/2013    to  12/31/2013       12.462001         15.922801        26,183.8170
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.522607         12.139303        18,964.6758
  01/01/2007    to  12/31/2007       12.139303         12.560382        76,442.6759
  01/01/2008    to  12/31/2008       12.560382          8.434069       108,109.9948
  01/01/2009    to  12/31/2009        8.434069         10.678805       277,266.1800
  01/01/2010    to  12/31/2010       10.678805         11.966977       511,893.9421
  01/01/2011    to  12/31/2011       11.966977         11.605793       642,495.2924
  01/01/2012    to  12/31/2012       11.605793         13.044413       916,692.6946
  01/01/2013    to  12/31/2013       13.044413         15.368619       882,541.1275
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.641979         11.171727        25,598.6171
  01/01/2007    to  12/31/2007       11.171727         11.673513         4,266.8475
  01/01/2008    to  12/31/2008       11.673513          9.138270        11,772.3717
  01/01/2009    to  12/31/2009        9.138270         11.081056        20,029.4600
  01/01/2010    to  12/31/2010       11.081056         12.124412        43,427.7375
  01/01/2011    to  12/31/2011       12.124412         12.174531       123,469.5305
  01/01/2012    to  12/31/2012       12.174531         13.320973       129,005.4667
  01/01/2013    to  12/31/2013       13.320973         14.335611        94,718.4005
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.141850         12.799429         8,405.2601
  01/01/2007    to  12/31/2007       12.799429         13.220669        83,314.6223
  01/01/2008    to  12/31/2008       13.220669          8.103850       101,166.2288
  01/01/2009    to  12/31/2009        8.103850         10.401601       147,115.0400
  01/01/2010    to  12/31/2010       10.401601         11.851757       284,526.4258
  01/01/2011    to  12/31/2011       11.851757         11.240231       314,009.5471
  01/01/2012    to  12/31/2012       11.240231         12.831918       419,323.3156
  01/01/2013    to  12/31/2013       12.831918         15.940618       458,176.7673
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998521          7.036064             0.0000
  01/01/2009    to  12/31/2009        7.036064          8.923678        26,402.2600
  01/01/2010    to  12/31/2010        8.923678          9.688494        61,327.2768
  01/01/2011    to  12/31/2011        9.688494          9.390567        59,710.7302
  01/01/2012    to  12/31/2012        9.390567         10.757735        91,542.6272
  01/01/2013    to  04/26/2013       10.757735         11.583117             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.053287         11.618117             0.0000
  01/01/2007    to  12/31/2007       11.618117         12.172923        43,760.9971
  01/01/2008    to  12/31/2008       12.172923          8.836313        40,373.5789
  01/01/2009    to  12/31/2009        8.836313         10.991992       138,055.0700
  01/01/2010    to  12/31/2010       10.991992         12.189330       205,019.2148
  01/01/2011    to  12/31/2011       12.189330         12.012163       243,996.9382
  01/01/2012    to  12/31/2012       12.012163         13.319028       353,115.4360
  01/01/2013    to  12/31/2013       13.319028         15.009753       360,725.4851
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1,
2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund:
T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund:
Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series
Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

America's Value Portfolio (Class B) merged into Met Investors Series Trust:
Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust:
Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series
Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust:
Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
   B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and


o Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.



Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B)


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO



SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO



SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.



PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited



INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class G portfolio is available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Porfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B or, as noted, Class A portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.



INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.



CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.



INVESCO COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


JPMORGAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.


LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



OPPENHEIMER GLOBAL EQUITY PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.



INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

WMC LARGE CAP RESEARCH PORTFOLIO (formerly BlackRock Large Cap Core Portfolio)


SUBADVISER:Wellington Management Company, LLP (formerly BlackRock Financial Management, Inc.)


INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.



METROPOLITAN SERIES FUND


In addition to the Metropolitan Series Fund portfolio listed above, the following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



JENNISON GROWTH PORTFOLIO



SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")

WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers LP)


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B) (formerly MetLife Aggressive Strategy Portfolio)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.


METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Net Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Net Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Net Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Net Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

DESCRIPTION OF GMIB I


The Guaranteed Minimum Income Benefit (GMIB) I rider was only offered under the contracts issued from May 21, 2001 through June 28, 2002. If you elected the GMIB I under your contract, you may not terminate it. You may exercise the GMIB I after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c)    An amount equal to premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB I RIDER.


OWNERSHIP. While the GMIB I rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB I RIDER. When you elect to receive Annuity Payments under the GMIB I, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB I rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;


o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or

o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB I rider.



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.



When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

APPENDIX E

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. These examples use the annual increase rate for the GMIB Max IV rider, 5%. For GMIB Max III, LIS Plus II, and LIS the annual increase rate is also 5%. Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate for LIS Plus I is 5% or 6%. We may refer to "LIS" riders as "GMIB" riders. (See "Living Benefits - Guaranteed Income Benefits" for more information.)


These examples also use the dollar-for-dollar withdrawal percentages for the GMIB Max IV rider: 4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary. Under the GMIB Max IV, the 4.5% or 5% dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken; once determined, the 4.5% or 5% dollar-for-dollar withdrawal percentage will never increase or decrease. For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken. Example (7) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


As noted above, these examples use the dollar-for-dollar withdrawal percentage for the GMIB Max IV rider (4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary). For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken.


(A) IF FIRST WITHDRAWAL IS TAKEN BEFORE THE FIFTH CONTRACT ANNIVERSARY


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 4.5%
    --------------------------------------------------------------------------
      of the Annual Increase Amount from the prior contract anniversary
      -----------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume that during the first Contract Year, $4,500 is withdrawn. Because the withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,500 ($100,000 increased by 5% per year, compounded annually, less $4,500 = $100,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,525 ($100,500 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 4.5% of the Annual
    ---------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year - for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal
      - and those withdrawals total more than 4.5% of the Annual Increase
      Amount
     from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(B) IF FIRST WITHDRAWAL IS TAKEN ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year, $6,381 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount at the sixth contract anniversary is reduced by the withdrawal on a dollar-for-dollar basis to $127,628 ($127,628 increased by 5% per year, compounded annually, less $6,381 = $127,628). Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $134,010 ($127,628 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year (with the Account Value equal to $100,000), $10,000 is withdrawn (leaving the Account Value after the withdrawal equal to $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($127,628) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the Annual Increase Amount on the sixth contract anniversary is $114,865 ($127,628 x 10% = $12,763; $127,628 -
      $12,763 = $114,865). (If multiple withdrawals are made during a Contract Year -

    for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $120,609 ($114,865 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider, which has an annual increase rate of 5%. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -

     "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB Max IV rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Max IV rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $492 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $570; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $674.)


    The above example uses the GMIB Annuity Table for the GMIB Max IV rider and does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]






    With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
       $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
       $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Max IV rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:



   (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2015 ($100,000);



   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
        Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
         Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.



  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)



  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------



  Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388 ($92,750 increased by 5% per year, compounded annually).



  No Withdrawals
  --------------



  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



     2.   When Withdrawals Do Exceed the Annual Benefit Payment


          a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


          b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
  $0               $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
  $0               $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2014             $100,000
    B    Account Value                           10/1/2015 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2015             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2015             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2015          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2016 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2016             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2016          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2016             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2016             $  9,000
    G    Percentage Reduction in Account                 10/2/2016                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2016             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2016          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2016          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2016             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT II

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit II rider. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE 5% ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the contract Owner's 91st birthday). At the tenth contract anniversary, when the contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


 (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the 5% Annual Increase Amount.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The 5% Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:



     (a) 5%;


     (b) the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program and/ or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year), divided by the Annual Increase Amount at the beginning of the Contract Year; or



     (c) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2015 ($100,000).


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015, (c) is equal to $7,200 divided by $100,000, or 7.2%.



     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------



If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)



     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------



If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------



Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



     (iv) No Withdrawals
          --------------



If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 709-2811.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414MOA

TABLE OF CONTENTS                         PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
ADDITIONAL INFORMATION..................     4
CUSTODIAN...............................     4
DISTRIBUTION............................     4
CALCULATION OF PERFORMANCE INFORMATION..     6
     Total Return.......................     6
     Historical Unit Values.............     6
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions
      on Transactions...................     9
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     9
CONDENSED FINANCIAL INFORMATION.........    12
FINANCIAL STATEMENTS....................   114

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2013, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2013 the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.



We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of General American Life Insurance Company and subsidiary (the "Guarantor"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Guarantor being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2013, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.





ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:



(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2013, filed on February 27, 2014 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2014 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN


MetLife Investors Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.





DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $40,534,587              $0
2012             $54,914,768              $0
2011             $70,881,543              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $13,630,977. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $143 to $20,091,557.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.

BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

Cetera Financial Specialists LLC

CFD Investments, Inc.

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Essex National Securities, Inc.

Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation

H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.
Investacorp, Inc.

Investment Center of America, Inc.
Investment Professionals, Inc.

J.J.B. Hilliard, W.L. Lyons, LLC

Janney Montgomery Scott, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Investment Planning, Inc.

LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC
Multi-Financial Securities Corporation

National Planning Corporation

NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.

SII Investments, Inc.

Sammons Securities Company, LLC

Santander Securities, LLC

Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.

Stifel, Nicolaus & Company, Incorporated

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America

ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, GMIB or GWB rider charge, and/or sales charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, sales charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New

York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the

Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS




NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX

The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:

Capital Gains           Dividends           Other
    23.8%                 43.4%             43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004        6.393163         7.860580      25,204.6173
  01/01/2005    to  12/31/2005        7.860580         9.191596      23,480.1607
  01/01/2006    to  12/31/2006        9.191596        11.687244       8,125.9418
  01/01/2007    to  12/31/2007       11.687244        13.289548       6,844.7814
  01/01/2008    to  12/31/2008       13.289548         7.858207       4,435.4181
  01/01/2009    to  12/31/2009        7.858207        10.537684       4,365.8700
  01/01/2010    to  12/31/2010       10.537684        11.792551       1,874.8661
  01/01/2011    to  12/31/2011       11.792551        10.904682       1,865.9016
  01/01/2012    to  12/31/2012       10.904682        12.491264       1,851.5672
  01/01/2013    to  12/31/2013       12.491264        14.740462         672.5929
============   ==== ==========       =========        =========      ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.343241        27.311840       2,319.8930
  01/01/2007    to  12/31/2007       27.311840        31.100451      25,162.8607
  01/01/2008    to  12/31/2008       31.100451        18.998443      42,786.4157
  01/01/2009    to  12/31/2009       18.998443        26.806778      41,928.6600
  01/01/2010    to  12/31/2010       26.806778        29.702020      42,200.5953
  01/01/2011    to  12/31/2011       29.702020        26.834145      36,738.5544
  01/01/2012    to  12/31/2012       26.834145        32.608845      32,256.5565
  01/01/2013    to  12/31/2013       32.608845        41.766870      28,825.4744
============   ==== ==========       =========        =========      ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.801329        17.175219          40.0366
  01/01/2009    to  12/31/2009       17.175219        27.468558       5,205.8800
  01/01/2010    to  12/31/2010       27.468558        33.340923       5,817.2383
  01/01/2011    to  12/31/2011       33.340923        26.730268       5,781.3534
  01/01/2012    to  12/31/2012       26.730268        31.320593       5,802.7862
  01/01/2013    to  12/31/2013       31.320593        39.837664       8,025.5197
============   ==== ==========       =========        =========      ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       192.807148       111.902493      1,062.9484
  01/01/2009    to  12/31/2009       111.902493       154.685057      4,621.0700
  01/01/2010    to  12/31/2010       154.685057       182.028400      5,344.3124
  01/01/2011    to  12/31/2011       182.028400       172.771551      5,214.2552
  01/01/2012    to  12/31/2012       172.771551       201.949449      4,853.6556
  01/01/2013    to  12/31/2013       201.949449       260.517089      4,270.1944
============   ==== ==========       ==========       ==========    ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004         9.473402        11.133409    108,248.6543
  01/01/2005    to  12/31/2005        11.133409        12.162017     93,238.2754
  01/01/2006    to  12/31/2006        12.162017        14.645525     85,460.6676
  01/01/2007    to  12/31/2007        14.645525        16.765432     72,889.2164
  01/01/2008    to  12/31/2008        16.765432         9.910935     53,374.1063
  01/01/2009    to  12/31/2009         9.910935        13.467231     47,347.5700
  01/01/2010    to  12/31/2010        13.467231        14.475862     42,351.6231
  01/01/2011    to  12/31/2011        14.475862        12.827132     38,518.3718
  01/01/2012    to  12/31/2012        12.827132        15.036889     27,197.3952
  01/01/2013    to  12/31/2013        15.036889        18.334466     24,855.3054
============   ==== ==========       ==========       ==========    ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.276118        10.666263      5,918.2325
  01/01/2013    to  12/31/2013        10.666263        11.754787      5,706.7769
============   ==== ==========       ==========       ==========    ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        11.217093        11.669944      2,748.1073
  01/01/2013    to  12/31/2013        11.669944        11.178774          0.0000
============   ==== ==========       ==========       ==========    ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.029713        10.392785     12,272.6775
  01/01/2013    to  12/31/2013        10.392785        11.367085     15,358.9995
============   ==== ==========       ==========       ==========    ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        15.465746        19.573675          0.0000
  01/01/2010    to  12/31/2010        19.573675        22.469115      1,787.2894
  01/01/2011    to  12/31/2011        22.469115        22.801581      7,390.4497
  01/01/2012    to  12/31/2012        22.801581        26.347630      8,546.1224
  01/01/2013    to  12/31/2013        26.347630        28.562891      3,339.0223
============   ==== ==========       ==========       ==========    ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009   to  12/31/2009        7.528437         9.044594       2,506.0600
   01/01/2010   to  12/31/2010        9.044594        10.076946       2,506.0607
   01/01/2011   to  12/31/2011       10.076946        10.009350       3,141.1313
   01/01/2012   to  12/31/2012       10.009350        11.246275       1,623.1865
   01/01/2013   to  12/31/2013       11.246275        14.961980       3,434.3403
=============  ==== ==========       =========        =========      ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008   to  12/31/2008       17.526342         9.619781           0.0000
   01/01/2009   to  12/31/2009        9.619781        12.851514       1,728.3900
   01/01/2010   to  12/31/2010       12.851514        14.795142       2,854.5693
   01/01/2011   to  12/31/2011       14.795142        13.850666       2,489.8401
   01/01/2012   to  12/31/2012       13.850666        17.301970       5,279.0718
   01/01/2013   to  12/31/2013       17.301970        17.763825       3,044.2065
=============  ==== ==========       =========        =========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011   to  12/31/2011        7.317384         6.656762      10,313.8362
   01/01/2012   to  12/31/2012        6.656762         7.821671      10,248.1909
   01/01/2013   to  12/31/2013        7.821671        11.292077      17,773.5162
=============  ==== ==========       =========        =========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006   to  12/31/2006       10.445667        11.239522      19,781.2413
   01/01/2007   to  12/31/2007       11.239522        10.485663      14,036.3464
   01/01/2008   to  12/31/2008       10.485663         4.718497      12,939.1733
   01/01/2009   to  12/31/2009        4.718497         6.455025      10,445.9100
   01/01/2010   to  12/31/2010        6.455025         6.869855      10,374.9356
   01/01/2011   to  04/29/2011        6.869855         7.317895           0.0000
=============  ==== ==========       =========        =========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)INVESTORS TRUST SUB-ACCOUNT
  (CLASS B))
   01/01/2004   to  12/31/2004       10.021783        11.046900      18,351.1392
   01/01/2005   to  12/31/2005       11.046900        11.709635      16,968.7398
   01/01/2006   to  04/30/2006       11.709635        12.259964      16,968.1262
=============  ==== ==========       =========        =========      ===========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012   to  12/31/2012        1.010804         1.051960      59,936.6124
   01/01/2013   to  12/31/2013        1.051960         1.062466      57,795.0946
=============  ==== ==========       =========        =========      ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.999301        10.514622      68,930.2017
  01/01/2006    to  12/31/2006       10.514622        12.099495     103,021.2049
  01/01/2007    to  12/31/2007       12.099495        11.697576     135,215.3892
  01/01/2008    to  12/31/2008       11.697576         7.433188     133,104.0356
  01/01/2009    to  12/31/2009        7.433188         9.328693     134,907.8900
  01/01/2010    to  12/31/2010        9.328693        10.623664     137,794.1408
  01/01/2011    to  12/31/2011       10.623664        10.377726     128,485.8511
  01/01/2012    to  12/31/2012       10.377726        12.186151     114,368.7254
  01/01/2013    to  12/31/2013       12.186151        16.358979     106,498.1250
============   ==== ==========       =========        =========     ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.602746        24.198985     955,290.4438
  01/01/2005    to  12/31/2005       24.198985        25.925556     897,255.4014
  01/01/2006    to  12/31/2006       25.925556        28.836648     794,435.4511
  01/01/2007    to  12/31/2007       28.836648        28.762743     812,536.9991
  01/01/2008    to  12/31/2008       28.762743        17.460534     627,224.8699
  01/01/2009    to  12/31/2009       17.460534        21.906633     539,896.0500
  01/01/2010    to  12/31/2010       21.906633        27.266182     472,643.4225
  01/01/2011    to  12/31/2011       27.266182        26.036116     387,699.7466
  01/01/2012    to  12/31/2012       26.036116        29.608697     328,168.0769
  01/01/2013    to  12/31/2013       29.608697        38.255097     274,176.4139
============   ==== ==========       =========        =========     ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT AMERICA'S
 VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.036982        14.051196     513,427.3816
  01/01/2005    to  12/31/2005       14.051196        14.482737     540,428.1886
  01/01/2006    to  12/31/2006       14.482737        16.478975     505,452.8867
  01/01/2007    to  04/27/2007       16.478975        17.589128           0.0000
============   ==== ==========       =========        =========     ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012859         1.054014           0.0000
  01/01/2013    to  12/31/2013        1.054014         1.159914           0.0000
============   ==== ==========       =========        =========     ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT         UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD        END OF PERIOD
                               ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.497309        10.044224       1,145.2836
  01/01/2009    to  12/31/2009       10.044224        12.824836       4,462.5400
  01/01/2010    to  12/31/2010       12.824836        15.164072       6,988.7346
  01/01/2011    to  12/31/2011       15.164072        13.478085       8,687.6839
  01/01/2012    to  12/31/2012       13.478085        15.415906      10,410.3907
  01/01/2013    to  12/31/2013       15.415906        20.314577      10,653.7057
============   ==== ==========       =========        =========   ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.338684        17.523032   1,033,371.8140
  01/01/2005    to  12/31/2005       17.523032        17.634591     949,612.1777
  01/01/2006    to  12/31/2006       17.634591        19.085250     826,345.7110
  01/01/2007    to  12/31/2007       19.085250        20.162294     776,732.2684
  01/01/2008    to  12/31/2008       20.162294        16.272209     646,951.4709
  01/01/2009    to  12/31/2009       16.272209        22.067515     551,079.0500
  01/01/2010    to  12/31/2010       22.067515        24.717744     447,284.2618
  01/01/2011    to  12/31/2011       24.717744        25.601783     380,330.4313
  01/01/2012    to  12/31/2012       25.601783        28.670493     330,279.1849
  01/01/2013    to  12/31/2013       28.670493        30.696071     279,545.2532
============   ==== ==========       =========        =========   ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.036982        14.051196     513,427.3816
  01/01/2005    to  12/31/2005       14.051196        14.482737     540,428.1886
  01/01/2006    to  12/31/2006       14.482737        16.478975     505,452.8867
  01/01/2007    to  04/27/2007       16.478975        17.589128           0.0000
============   ==== ==========       =========        =========   ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION
  SUB-ACCOUNT(SERIES I))
  01/01/2004    to  12/31/2004        5.736291         6.064471     254,985.1526
  01/01/2005    to  12/31/2005        6.064471         6.544617     212,094.3961
  01/01/2006    to  12/31/2006        6.544617         6.898205      98,774.9824
  01/01/2007    to  04/27/2007        6.898205         7.377616           0.0000
============   ==== ==========       =========        =========   ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988836         9.803437      20,935.6103
  01/01/2012    to  12/31/2012        9.803437        10.147523      28,132.4638
  01/01/2013    to  12/31/2013       10.147523        10.178425      26,091.9713
============   ==== ==========       =========        =========   ==============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.853812        12.313544           0.0000
  01/01/2011    to  12/31/2011       12.313544        12.169128           0.0000
  01/01/2012    to  12/31/2012       12.169128        13.789504           0.0000
  01/01/2013    to  12/31/2013       13.789504        13.814642           0.0000
============   ==== ==========       =========        =========     ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.056806        10.562285       6,166.2098
  01/01/2013    to  12/31/2013       10.562285        11.976961       6,166.2098
============   ==== ==========       =========        =========     ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987770         1.014607           0.0000
  01/01/2013    to  12/31/2013        1.014607         1.136240           0.0000
============   ==== ==========       =========        =========     ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.642930         6.281571           0.0000
  01/01/2009    to  12/31/2009        6.281571        10.522694       5,310.9900
  01/01/2010    to  12/31/2010       10.522694        12.901837      12,518.5864
  01/01/2011    to  12/31/2011       12.901837        10.400117      12,711.6509
  01/01/2012    to  12/31/2012       10.400117        12.260144      16,433.5012
  01/01/2013    to  12/31/2013       12.260144        11.550874      20,644.3768
============   ==== ==========       =========        =========     ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.578760        11.355154     151,214.5322
  01/01/2005    to  12/31/2005       11.355154        13.108316     174,613.6564
  01/01/2006    to  12/31/2006       13.108316        16.450281     199,163.5196
  01/01/2007    to  12/31/2007       16.450281        18.478148     183,893.7375
  01/01/2008    to  12/31/2008       18.478148        10.559550     154,566.1810
  01/01/2009    to  12/31/2009       10.559550        13.775213     149,892.5400
  01/01/2010    to  12/31/2010       13.775213        15.216330     147,619.6761
  01/01/2011    to  12/31/2011       15.216330        13.471338     134,017.9496
  01/01/2012    to  12/31/2012       13.471338        15.588364     115,253.3315
  01/01/2013    to  12/31/2013       15.588364        18.432908      99,060.9903
============   ==== ==========       =========        =========     ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.925104         9.950699     921,402.3233
  01/01/2005    to  12/31/2005        9.950699        10.318722     848,065.5911
  01/01/2006    to  12/31/2006       10.318722        11.088065     744,606.4015
  01/01/2007    to  12/31/2007       11.088065        13.575168     588,870.1671
  01/01/2008    to  12/31/2008       13.575168         7.167188     461,278.1288
  01/01/2009    to  12/31/2009        7.167188        11.176568     409,553.6100
  01/01/2010    to  12/31/2010       11.176568        14.637811     369,966.0743
  01/01/2011    to  12/31/2011       14.637811        13.509535     312,159.9584
  01/01/2012    to  12/31/2012       13.509535        14.637902     264,176.0562
  01/01/2013    to  12/31/2013       14.637902        20.177889     227,099.5945
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.025738        17.662270      22,230.6070
  01/01/2006    to  12/31/2006       17.662270        20.376784      49,541.9598
  01/01/2007    to  12/31/2007       20.376784        21.468496      48,029.6427
  01/01/2008    to  12/31/2008       21.468496        12.653064      30,708.4169
  01/01/2009    to  12/31/2009       12.653064        17.539462      23,684.9900
  01/01/2010    to  12/31/2010       17.539462        20.160891      37,539.2534
  01/01/2011    to  12/31/2011       20.160891        18.310395      38,739.4300
  01/01/2012    to  12/31/2012       18.310395        21.998936      25,237.3403
  01/01/2013    to  12/31/2013       21.998936        27.726873      42,099.7381
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999069         6.594248       9,433.9541
  01/01/2009    to  12/31/2009        6.594248         8.671323      19,046.4000
  01/01/2010    to  12/31/2010        8.671323         9.256428      29,967.0410
  01/01/2011    to  12/31/2011        9.256428         8.545263      57,607.0567
  01/01/2012    to  12/31/2012        8.545263        10.354716      39,364.2534
  01/01/2013    to  04/26/2013       10.354716        11.027414           0.0000
============   ==== ==========       =========        =========     ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       13.757864        15.827292      18,799.0511
  01/01/2005    to  12/31/2005       15.827292        17.084698      17,072.9438
  01/01/2006    to  12/31/2006       17.084698        19.131579      28,970.6575
  01/01/2007    to  12/31/2007       19.131579        20.939553      41,260.0831
  01/01/2008    to  12/31/2008       20.939553        11.974627      35,469.7857
  01/01/2009    to  12/31/2009       11.974627        15.566243      26,807.9100
  01/01/2010    to  12/31/2010       15.566243        16.575788      25,791.4761
  01/01/2011    to  04/29/2011       16.575788        18.526753           0.0000
============   ==== ==========       =========        =========     ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.114853        13.448768      13,044.2800
  01/01/2010    to  12/31/2010       13.448768        14.369890      18,269.4866
  01/01/2011    to  12/31/2011       14.369890        15.835954      20,120.6639
  01/01/2012    to  12/31/2012       15.835954        17.135005      31,399.9092
  01/01/2013    to  12/31/2013       17.135005        15.414170      29,051.7915
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.874250        12.352817     248,163.8228
  01/01/2005    to  12/31/2005       12.352817        12.523850     249,777.7765
  01/01/2006    to  12/31/2006       12.523850        12.979150     263,055.7008
  01/01/2007    to  12/31/2007       12.979150        13.842163     299,839.1232
  01/01/2008    to  12/31/2008       13.842163        13.780917     303,935.1441
  01/01/2009    to  12/31/2009       13.780917        16.127744     306,703.5500
  01/01/2010    to  12/31/2010       16.127744        17.297806     290,651.9613
  01/01/2011    to  12/31/2011       17.297806        17.695411     260,542.7724
  01/01/2012    to  12/31/2012       17.695411        19.171445     205,311.7434
  01/01/2013    to  12/31/2013       19.171445        18.645097     168,978.6837
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       14.845215        14.477379       5,614.1380
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.897877        15.361238     189,732.3152
============   ==== ==========       =========        =========     ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.502400        21.141347       2,530.4207
  01/01/2007    to  12/31/2007       21.141347        22.010585       2,634.1396
  01/01/2008    to  12/31/2008       22.010585        14.657668       2,433.8196
  01/01/2009    to  12/31/2009       14.657668        18.004991     263,640.1200
  01/01/2010    to  12/31/2010       18.004991        20.748686     237,532.5274
  01/01/2011    to  12/31/2011       20.748686        19.637895     207,512.3075
  01/01/2012    to  12/31/2012       19.637895        21.532914     173,693.8343
  01/01/2013    to  12/31/2013       21.532914        28.412653     140,376.9201
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
  SUB-ACCOUNT(CLASS B))
  01/01/2004    to  12/31/2004       10.691642        11.555893     979,927.5024
  01/01/2005    to  12/31/2005       11.555893        12.088937     915,264.6496
  01/01/2006    to  12/31/2006       12.088937        13.165695     869,651.1177
  01/01/2007    to  12/31/2007       13.165695        13.011537     724,731.3320
  01/01/2008    to  12/31/2008       13.011537         7.688459     590,729.8696
  01/01/2009    to  05/01/2009        7.688459         7.616060           0.0000
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
  INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       15.320972        16.575638     108,712.6368
============   ==== ==========       =========        =========     ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.355982        20.179443       3,503.0283
  01/01/2007    to  12/31/2007       20.179443        21.337554       7,212.1315
  01/01/2008    to  12/31/2008       21.337554        18.883922       6,115.3321
  01/01/2009    to  12/31/2009       18.883922        24.919424       5,750.5800
  01/01/2010    to  12/31/2010       24.919424        27.716909       7,007.1907
  01/01/2011    to  12/31/2011       27.716909        28.480181       7,159.6539
  01/01/2012    to  12/31/2012       28.480181        31.520534      11,918.9850
  01/01/2013    to  12/31/2013       31.520534        31.736533       5,648.9834
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.832446        11.040610       5,413.8790
  01/01/2013    to  12/31/2013       11.040610        10.452423       5,220.4423
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.217629        10.794742           0.0000
============   ==== ==========       =========        =========     ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010837         1.072195      59,578.7168
  01/01/2013    to  12/31/2013        1.072195         1.170610      57,449.9986
============   ==== ==========       =========        =========     ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009   to  12/31/2009        8.267853        10.240666       1,568.1100
   01/01/2010   to  12/31/2010       10.240666        11.591180         773.0281
   01/01/2011   to  12/31/2011       11.591180        11.248582      10,769.5532
   01/01/2012   to  12/31/2012       11.248582        12.829437       9,116.5635
   01/01/2013   to  12/31/2013       12.829437        15.019799           0.0000
=============  ==== ==========       =========        =========     ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009   to  12/31/2009        8.981497        10.805529       1,490.7400
   01/01/2010   to  12/31/2010       10.805529        12.025358      12,115.4415
   01/01/2011   to  12/31/2011       12.025358        12.050295       9,251.6247
   01/01/2012   to  12/31/2012       12.050295        13.482523      20,233.8235
   01/01/2013   to  12/31/2013       13.482523        15.097128      20,315.0384
=============  ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004   to  12/31/2004       46.992590        52.338734      27,090.1679
   01/01/2005   to  12/31/2005       52.338734        53.804724      23,259.2605
   01/01/2006   to  12/31/2006       53.804724        62.967921      20,740.7457
   01/01/2007   to  12/31/2007       62.967921        64.937964      17,001.4189
   01/01/2008   to  12/31/2008       64.937964        41.084187      15,093.6352
   01/01/2009   to  12/31/2009       41.084187        48.343683      13,100.7100
   01/01/2010   to  12/31/2010       48.343683        56.240351      11,402.8507
   01/01/2011   to  12/31/2011       56.240351        53.664240       8,991.4894
   01/01/2012   to  12/31/2012       53.664240        62.929968       7,943.5482
   01/01/2013   to  12/31/2013       62.929968        83.668687       6,536.4674
=============  ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004   to  04/30/2004        6.165467         6.063171     347,985.0710
=============  ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004   to  04/30/2004        6.140028         6.031695      27,574.2327
=============  ==== ==========       =========        =========     ============

                        0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       43.713963        48.824557   1,143,502.4780
  01/01/2005    to  12/31/2005       48.824557        50.054478   1,046,781.0216
  01/01/2006    to  12/31/2006       50.054478        58.458795     923,172.8427
  01/01/2007    to  12/31/2007       58.458795        60.118473     784,605.6053
  01/01/2008    to  12/31/2008       60.118473        37.952609     646,177.3350
  01/01/2009    to  12/31/2009       37.952609        44.553130     561,744.8900
  01/01/2010    to  12/31/2010       44.553130        51.694390     489,468.7292
  01/01/2011    to  12/31/2011       51.694390        49.202286     421,778.2934
  01/01/2012    to  12/31/2012       49.202286        57.554278     349,203.8956
  01/01/2013    to  12/31/2013       57.554278        76.341896     291,056.0042
============   ==== ==========       =========        =========   ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       13.248742        13.486849      13,811.6091
============   ==== ==========       =========        =========   ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.303072        12.452441      22,372.6162
  01/01/2005    to  12/31/2005       12.452441        12.992879      19,066.1516
  01/01/2006    to  12/31/2006       12.992879        14.933036      19,505.3477
  01/01/2007    to  12/31/2007       14.933036        13.911860      16,501.4795
  01/01/2008    to  12/31/2008       13.911860         8.455946      10,375.7319
  01/01/2009    to  12/31/2009        8.455946        10.883933       5,048.4600
  01/01/2010    to  04/30/2010       10.883933        11.649207           0.0000
============   ==== ==========       =========        =========   ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.180843         7.220695      18,417.3673
  01/01/2005    to  12/31/2005        7.220695         8.206973      16,933.7200
  01/01/2006    to  12/31/2006        8.206973         8.639326      15,768.4106
  01/01/2007    to  12/31/2007        8.639326        10.076643      11,181.7582
  01/01/2008    to  12/31/2008       10.076643         6.019783       9,620.3883
  01/01/2009    to  12/31/2009        6.019783         8.682994       5,486.5100
  01/01/2010    to  12/31/2010        8.682994        10.992913       5,465.0041
  01/01/2011    to  12/31/2011       10.992913        10.720490       5,445.6141
  01/01/2012    to  12/31/2012       10.720490        12.083704       4,559.4565
  01/01/2013    to  12/31/2013       12.083704        16.364074       3,481.7642
============   ==== ==========       =========        =========   ==============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.669429        14.820384      22,625.9046
  01/01/2005    to  12/31/2005       14.820384        17.279651      20,749.7668
  01/01/2006    to  12/31/2006       17.279651        19.914145      16,050.1408
  01/01/2007    to  12/31/2007       19.914145        21.732843      12,570.3964
  01/01/2008    to  12/31/2008       21.732843        12.015162       8,670.8233
  01/01/2009    to  12/31/2009       12.015162        14.520845       7,782.1000
  01/01/2010    to  12/31/2010       14.520845        15.385763       7,464.5568
  01/01/2011    to  12/31/2011       15.385763        12.184473       6,695.3631
  01/01/2012    to  12/31/2012       12.184473        14.420567       6,779.0786
  01/01/2013    to  12/31/2013       14.420567        16.462985       5,809.6008
============   ==== ==========       =========        =========      ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       18.214365        17.520810           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       50.697260        51.100245       1,235.8950
  01/01/2006    to  12/31/2006       51.100245        52.765034       4,706.0098
  01/01/2007    to  12/31/2007       52.765034        55.466609       9,360.9442
  01/01/2008    to  12/31/2008       55.466609        52.980310      11,745.2651
  01/01/2009    to  12/31/2009       52.980310        57.356052      22,619.4700
  01/01/2010    to  12/31/2010       57.356052        61.459508      14,616.6162
  01/01/2011    to  12/31/2011       61.459508        64.782348      15,591.1845
  01/01/2012    to  12/31/2012       64.782348        68.908274      13,131.3081
  01/01/2013    to  12/31/2013       68.908274        67.636584       9,935.6828
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.705183        12.283077      28,699.6500
  01/01/2010    to  12/31/2010       12.283077        14.593026      24,752.5499
  01/01/2011    to  12/31/2011       14.593026        13.175303      25,060.5656
  01/01/2012    to  12/31/2012       13.175303        14.940733      22,523.9009
  01/01/2013    to  12/31/2013       14.940733        19.883628      19,002.2004
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE
  THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
  (CLASS A))
  04/30/2007    to  12/31/2007       16.605437        17.434652      35,510.0702
  01/01/2008    to  12/31/2008       17.434652         9.915327      31,665.3122
  01/01/2009    to  05/01/2009        9.915327         9.447595           0.0000
============   ==== ==========       =========        =========      ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.182166        10.327047      26,007.3429
  01/01/2006    to  12/31/2006       10.327047        10.705887      59,372.0238
  01/01/2007    to  12/31/2007       10.705887        11.125821      82,202.0296
  01/01/2008    to  12/31/2008       11.125821        11.318122     199,359.2385
  01/01/2009    to  12/31/2009       11.318122        11.250744     121,930.5800
  01/01/2010    to  12/31/2010       11.250744        11.155518      69,299.1832
  01/01/2011    to  12/31/2011       11.155518        11.061356      63,247.1949
  01/01/2012    to  12/31/2012       11.061356        10.967223      31,016.6213
  01/01/2013    to  12/31/2013       10.967223        10.874397      16,740.1961
============   ==== ==========       =========        =========     ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.171848        10.150202      34,005.4836
  01/01/2005    to  04/30/2005       10.150202        10.181720           0.0000
============   ==== ==========       =========        =========     ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.873980        12.090765     568,426.8845
  01/01/2005    to  12/31/2005       12.090765        13.203855     534,768.4937
  01/01/2006    to  12/31/2006       13.203855        14.978417     500,483.5654
  01/01/2007    to  12/31/2007       14.978417        15.509169     445,455.1615
  01/01/2008    to  12/31/2008       15.509169         9.310002     371,250.6610
  01/01/2009    to  12/31/2009        9.310002        12.169289     310,128.2700
  01/01/2010    to  12/31/2010       12.169289        13.492168     284,861.3081
  01/01/2011    to  12/31/2011       13.492168        12.819126     239,424.9065
  01/01/2012    to  12/31/2012       12.819126        14.324438     207,011.2911
  01/01/2013    to  12/31/2013       14.324438        18.965264     171,667.1632
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.292553        13.614136      94,985.1653
  01/01/2006    to  12/31/2006       13.614136        13.839926      80,442.1203
  01/01/2007    to  12/31/2007       13.839926        15.284962      69,561.6990
  01/01/2008    to  12/31/2008       15.284962         9.616591      52,806.0793
  01/01/2009    to  12/31/2009        9.616591        13.307576      44,947.4500
  01/01/2010    to  12/31/2010       13.307576        14.687819      41,373.9244
  01/01/2011    to  12/31/2011       14.687819        14.596050      37,484.7411
  01/01/2012    to  12/31/2012       14.596050        16.723275      46,229.7761
  01/01/2013    to  12/31/2013       16.723275        22.672547      38,601.9614
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.775123        12.220056      97,686.8680
  01/01/2005    to  04/30/2005       12.220056        11.260026           0.0000
============   ==== ==========       =========        =========     ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.134349         8.864642       6,125.5060
  01/01/2006    to  12/31/2006        8.864642         9.459242      13,491.9595
  01/01/2007    to  12/31/2007        9.459242        10.718882      40,572.8571
  01/01/2008    to  12/31/2008       10.718882         5.745515      41,079.2153
  01/01/2009    to  12/31/2009        5.745515         8.186557      39,704.5400
  01/01/2010    to  12/31/2010        8.186557         8.880029      39,672.6724
  01/01/2011    to  12/31/2011        8.880029         8.683459      34,787.6702
  01/01/2012    to  04/27/2012        8.683459         9.786363           0.0000
============   ==== ==========       =========        =========     ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.949416        11.594040      11,456.8397
  01/01/2008    to  12/31/2008       11.594040         6.746919      15,683.1373
  01/01/2009    to  12/31/2009        6.746919         8.675092      16,336.6400
  01/01/2010    to  12/31/2010        8.675092        11.298050      16,477.8377
  01/01/2011    to  12/31/2011       11.298050        11.510173      15,109.4493
  01/01/2012    to  12/31/2012       11.510173        12.655520      13,494.7742
  01/01/2013    to  12/31/2013       12.655520        18.619277      13,496.8956
============   ==== ==========       =========        =========     ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.743279        14.356567         485.0500
  01/01/2010    to  12/31/2010       14.356567        17.450652         747.5183
  01/01/2011    to  12/31/2011       17.450652        14.491116       1,556.9384
  01/01/2012    to  12/31/2012       14.491116        16.940284       2,954.4441
  01/01/2013    to  12/31/2013       16.940284        21.433130       3,648.4467
============   ==== ==========       =========        =========     ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.687422        11.663377     788,827.2061
  01/01/2005    to  12/31/2005       11.663377        11.894625     740,854.5961
  01/01/2006    to  12/31/2006       11.894625        13.201650     681,087.6450
  01/01/2007    to  12/31/2007       13.201650        13.628272     601,504.6846
  01/01/2008    to  12/31/2008       13.628272        10.492861     511,854.0469
  01/01/2009    to  12/31/2009       10.492861        12.308364     478,165.4000
  01/01/2010    to  12/31/2010       12.308364        13.399970     441,153.8333
  01/01/2011    to  12/31/2011       13.399970        13.573618     364,787.7394
  01/01/2012    to  12/31/2012       13.573618        14.980054     324,199.2627
  01/01/2013    to  12/31/2013       14.980054        17.630729     250,969.1854
============   ==== ==========       =========        =========     ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008   to  12/31/2008       16.865709        11.805845       3,478.1709
   01/01/2009   to  12/31/2009       11.805845        14.115578      23,979.4300
   01/01/2010   to  12/31/2010       14.115578        15.560798      33,154.8295
   01/01/2011   to  12/31/2011       15.560798        15.527958      34,116.3450
   01/01/2012   to  12/31/2012       15.527958        17.908254      31,438.5776
   01/01/2013   to  12/31/2013       17.908254        24.040070      81,232.9378
=============  ==== ==========       =========        =========     ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008   to  12/31/2008        9.999069         6.625236      26,938.5909
   01/01/2009   to  12/31/2009        6.625236         8.203846     127,735.9500
   01/01/2010   to  12/31/2010        8.203846         9.031096     146,089.9046
   01/01/2011   to  12/31/2011        9.031096         8.905852     128,693.7970
   01/01/2012   to  12/31/2012        8.905852        10.058902     100,567.5999
   01/01/2013   to  04/26/2013       10.058902        11.037895           0.0000
=============  ==== ==========       =========        =========     ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013   to  12/31/2013       17.589856        22.047195      18,047.3963
=============  ==== ==========       =========        =========     ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007   to  12/31/2007       18.224562        16.229602      36,522.9439
   01/01/2008   to  12/31/2008       16.229602         9.928645      31,061.5290
   01/01/2009   to  12/31/2009        9.928645        13.463646      26,318.1200
   01/01/2010   to  12/31/2010       13.463646        16.401324      26,836.1574
   01/01/2011   to  12/31/2011       16.401324        15.404795      25,210.6979
   01/01/2012   to  12/31/2012       15.404795        16.081098      22,005.8828
   01/01/2013   to  04/26/2013       16.081098        17.466846           0.0000
=============  ==== ==========       =========        =========     ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004   to  12/31/2004       14.224002        16.688151      35,942.3701
   01/01/2005   to  12/31/2005       16.688151        18.166634      35,084.5073
   01/01/2006   to  12/31/2006       18.166634        20.646723      30,383.9016
   01/01/2007   to  04/27/2007       20.646723        22.486191           0.0000
=============  ==== ==========       =========        =========     ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
  VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006   to  12/31/2006       11.464158        12.186714           0.0000
   01/01/2007   to  04/27/2007       12.186714        13.485704           0.0000
=============  ==== ==========       =========        =========     ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.509085        12.517017     103,520.6082
  01/01/2005    to  12/31/2005       12.517017        13.196677      96,580.5599
  01/01/2006    to  12/31/2006       13.196677        14.770938      84,018.4431
  01/01/2007    to  12/31/2007       14.770938        15.985537      70,279.2903
  01/01/2008    to  12/31/2008       15.985537         9.192641      60,384.9722
  01/01/2009    to  12/31/2009        9.192641        13.037536      49,176.6100
  01/01/2010    to  12/31/2010       13.037536        15.091688      44,043.0757
  01/01/2011    to  12/31/2011       15.091688        14.764422      40,589.0453
  01/01/2012    to  12/31/2012       14.764422        17.372531      37,463.3054
  01/01/2013    to  12/31/2013       17.372531        23.903536      35,345.3947
============   ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.799741        12.837666     103,037.6112
============   ==== ==========       =========        =========     ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.879979        13.781727      30,753.0575
  01/01/2005    to  12/31/2005       13.781727        15.129645      23,021.0858
  01/01/2006    to  12/31/2006       15.129645        15.546298      20,585.7937
  01/01/2007    to  12/31/2007       15.546298        16.883425      15,415.2355
  01/01/2008    to  12/31/2008       16.883425        10.660568      14,729.7247
  01/01/2009    to  12/31/2009       10.660568        14.654190      13,143.9500
  01/01/2010    to  12/31/2010       14.654190        19.566718      12,433.4536
  01/01/2011    to  12/31/2011       19.566718        19.682243      10,411.6376
  01/01/2012    to  12/31/2012       19.682243        22.619391       8,702.9644
  01/01/2013    to  12/31/2013       22.619391        32.334622       8,458.9355
============   ==== ==========       =========        =========     ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.779030        12.022498      33,801.4832
============   ==== ==========       =========        =========     ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.042921        19.039731           0.0000
  01/01/2011    to  12/31/2011       19.039731        15.730986           0.0000
  01/01/2012    to  12/31/2012       15.730986        15.999305           0.0000
  01/01/2013    to  12/31/2013       15.999305        17.570042           0.0000
============   ==== ==========       =========        =========     ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.081867        13.395028     199,866.9569
  01/01/2005    to  12/31/2005       13.395028        14.013226     193,131.3753
  01/01/2006    to  12/31/2006       14.013226        16.513269     184,204.6804
  01/01/2007    to  12/31/2007       16.513269        16.894721     180,238.5656
  01/01/2008    to  12/31/2008       16.894721        11.534720     140,896.8309
  01/01/2009    to  12/31/2009       11.534720        14.576600     108,341.6300
  01/01/2010    to  12/31/2010       14.576600        16.275309     100,743.9554
  01/01/2011    to  12/31/2011       16.275309        16.447930      86,092.7418
  01/01/2012    to  12/31/2012       16.447930        19.456199      60,672.1944
  01/01/2013    to  12/31/2013       19.456199        25.545007      40,608.6109
============   ==== ==========       =========        =========     ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.560000        13.197942           0.0000
  01/01/2007    to  12/31/2007       13.197942        13.463417           0.0000
  01/01/2008    to  12/31/2008       13.463417         7.900983           0.0000
  01/01/2009    to  12/31/2009        7.900983        10.391669      20,324.6000
  01/01/2010    to  12/31/2010       10.391669        12.003957      20,948.8438
  01/01/2011    to  12/31/2011       12.003957        11.215121      20,872.0949
  01/01/2012    to  12/31/2012       11.215121        12.981382      20,087.0598
  01/01/2013    to  12/31/2013       12.981382        16.669503      20,220.9159
============   ==== ==========       =========        =========     ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.610000        12.270668      70,460.3114
  01/01/2007    to  12/31/2007       12.270668        12.760291      27,216.4090
  01/01/2008    to  12/31/2008       12.760291         8.611463      47,365.5203
  01/01/2009    to  12/31/2009        8.611463        10.958058      73,586.3600
  01/01/2010    to  12/31/2010       10.958058        12.341414     136,093.7861
  01/01/2011    to  12/31/2011       12.341414        12.028801     209,704.3707
  01/01/2012    to  12/31/2012       12.028801        13.587966     269,526.1653
  01/01/2013    to  12/31/2013       13.587966        16.089232     252,128.5699
============   ==== ==========       =========        =========     ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.721561        11.292642           0.0000
  01/01/2007    to  12/31/2007       11.292642        11.859319           0.0000
  01/01/2008    to  12/31/2008       11.859319         9.330439           0.0000
  01/01/2009    to  12/31/2009        9.330439        11.370768      21,612.2700
  01/01/2010    to  12/31/2010       11.370768        12.503726      30,941.3601
  01/01/2011    to  12/31/2011       12.503726        12.618189      26,320.7824
  01/01/2012    to  12/31/2012       12.618189        13.875966      43,070.3191
  01/01/2013    to  12/31/2013       13.875966        15.007716      49,165.8507
============   ==== ==========       =========        =========     ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.230000        12.937930      28,817.6413
  01/01/2007    to  12/31/2007       12.937930        13.431083      31,592.7239
  01/01/2008    to  12/31/2008       13.431083         8.274323      29,039.7032
  01/01/2009    to  12/31/2009        8.274323        10.673651      26,950.9500
  01/01/2010    to  12/31/2010       10.673651        12.222635      48,848.1365
  01/01/2011    to  12/31/2011       12.222635        11.649974      43,090.3644
  01/01/2012    to  12/31/2012       11.649974        13.366682      44,864.1740
  01/01/2013    to  12/31/2013       13.366682        16.688120      44,292.5357
============   ==== ==========       =========        =========     ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.999069         7.060359       6,333.5947
  01/01/2009    to  12/31/2009        7.060359         8.999364      23,170.6400
  01/01/2010    to  12/31/2010        8.999364         9.819603      28,359.2386
  01/01/2011    to  12/31/2011        9.819603         9.565268      21,201.1862
  01/01/2012    to  12/31/2012        9.565268        11.013070      18,532.7385
  01/01/2013    to  04/26/2013       11.013070        11.876899           0.0000
============   ==== ==========       =========        =========     ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.140000        11.743854      40,765.8059
  01/01/2007    to  12/31/2007       11.743854        12.366671      68,761.1454
  01/01/2008    to  12/31/2008       12.366671         9.022149      52,446.0455
  01/01/2009    to  12/31/2009        9.022149        11.279399      79,533.8300
  01/01/2010    to  12/31/2010       11.279399        12.570692     121,805.4652
  01/01/2011    to  12/31/2011       12.570692        12.449936     147,746.5506
  01/01/2012    to  12/31/2012       12.449936        13.873973     140,964.9896
  01/01/2013    to  12/31/2013       13.873973        15.713490     119,286.1651
============   ==== ==========       =========        =========     ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.093103        27.049099       1,312.2031
  01/01/2007    to  12/31/2007       27.049099        30.770328      74,954.6647
  01/01/2008    to  12/31/2008       30.770328        18.777897     197,092.9401
  01/01/2009    to  12/31/2009       18.777897        26.469113     364,791.9400
  01/01/2010    to  12/31/2010       26.469113        29.298602     515,235.0504
  01/01/2011    to  12/31/2011       29.298602        26.443255     606,943.9170
  01/01/2012    to  12/31/2012       26.443255        32.101565     552,288.0065
  01/01/2013    to  12/31/2013       32.101565        41.076050     505,393.6487
============   ==== ==========      ==========       ==========     ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.464894        16.992711      28,562.4325
  01/01/2009    to  12/31/2009       16.992711        27.149527      99,860.4300
  01/01/2010    to  12/31/2010       27.149527        32.920793     134,786.6688
  01/01/2011    to  12/31/2011       32.920793        26.367076     183,217.1922
  01/01/2012    to  12/31/2012       26.367076        30.863996     171,468.0248
  01/01/2013    to  12/31/2013       30.863996        39.217696     155,508.8223
============   ==== ==========      ==========       ==========     ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      188.190612       109.148895      19,469.1387
  01/01/2009    to  12/31/2009      109.148895       150.727907      79,436.1300
  01/01/2010    to  12/31/2010      150.727907       177.194644     102,573.2508
  01/01/2011    to  12/31/2011      177.194644       168.015813     113,627.5949
  01/01/2012    to  12/31/2012      168.015813       196.193308     106,289.2324
  01/01/2013    to  12/31/2013      196.193308       252.838779      95,208.6894
============   ==== ==========      ==========       ==========     ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.265760        10.648365     217,313.8510
  01/01/2013    to  12/31/2013       10.648365        11.723335     252,156.2387
============   ==== ==========      ==========       ==========     ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.205488        11.650051      29,515.1989
  01/01/2013    to  12/31/2013       11.650051        11.148560      30,892.3642
============   ==== ==========      ==========       ==========     ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.019602        10.375344     509,689.2029
  01/01/2013    to  12/31/2013       10.375344        11.336668     426,896.2087
============   ==== ==========      ==========       ==========     ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.270801        19.314209       3,628.3900
  01/01/2010    to  12/31/2010       19.314209        22.149122      10,629.3652
  01/01/2011    to  12/31/2011       22.149122        22.454444      22,839.5763
  01/01/2012    to  12/31/2012       22.454444        25.920444      34,693.5740
  01/01/2013    to  12/31/2013       25.920444        28.071708      29,963.4304
============   ==== ==========       =========        =========     ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.445105         8.938588      21,346.4500
  01/01/2010    to  12/31/2010        8.938588         9.948894      52,382.3184
  01/01/2011    to  12/31/2011        9.948894         9.872297      81,467.0797
  01/01/2012    to  12/31/2012        9.872297        11.081143      87,326.7301
  01/01/2013    to  12/31/2013       11.081143        14.727565      84,528.6719
============   ==== ==========       =========        =========     ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.456458         9.574904      10,720.5123
  01/01/2009    to  12/31/2009        9.574904        12.778769      11,165.6700
  01/01/2010    to  12/31/2010       12.778769        14.696713      14,346.9472
  01/01/2011    to  12/31/2011       14.696713        13.744790      26,204.9073
  01/01/2012    to  12/31/2012       13.744790        17.152468      27,434.4834
  01/01/2013    to  12/31/2013       17.152468        17.592724      31,090.2447
============   ==== ==========       =========        =========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.277183         6.615796      19,408.5226
  01/01/2012    to  12/31/2012        6.615796         7.765725      21,890.2054
  01/01/2013    to  12/31/2013        7.765725        11.200113      37,759.4648
============   ==== ==========       =========        =========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.440459        11.226475           0.0000
  01/01/2007    to  12/31/2007       11.226475        10.462963           0.0000
  01/01/2008    to  12/31/2008       10.462963         4.703540           0.0000
  01/01/2009    to  12/31/2009        4.703540         6.428128           0.0000
  01/01/2010    to  12/31/2010        6.428128         6.834396           0.0000
  01/01/2011    to  04/29/2011        6.834396         7.277752           0.0000
============   ==== ==========       =========        =========     ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010788         1.051237     503,067.3706
  01/01/2013    to  12/31/2013        1.051237         1.060675     604,872.2632
============   ==== ==========       =========        =========     ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.999219        10.507572     349,342.3719
  01/01/2006    to  12/31/2006       10.507572        12.079337     779,287.1150
  01/01/2007    to  12/31/2007       12.079337        11.666352     925,836.7367
  01/01/2008    to  12/31/2008       11.666352         7.405894   1,005,413.5891
  01/01/2009    to  12/31/2009        7.405894         9.286386   1,239,941.8700
  01/01/2010    to  12/31/2010        9.286386        10.567034   1,341,700.4389
  01/01/2011    to  12/31/2011       10.567034        10.314166   1,296,729.5702
  01/01/2012    to  12/31/2012       10.314166        12.108316   1,121,740.4722
  01/01/2013    to  12/31/2013       12.108316        16.238772   1,010,710.3536
============   ==== ==========       =========        =========   ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.796664        24.302013     132,332.0102
  01/01/2005    to  12/31/2005       24.302013        26.009990     364,611.2364
  01/01/2006    to  12/31/2006       26.009990        28.901726     436,738.9855
  01/01/2007    to  12/31/2007       28.901726        28.798677     727,734.9358
  01/01/2008    to  12/31/2008       28.798677        17.464781     668,746.9634
  01/01/2009    to  12/31/2009       17.464781        21.890051     628,659.6800
  01/01/2010    to  12/31/2010       21.890051        27.218344     611,084.4095
  01/01/2011    to  12/31/2011       27.218344        25.964497     543,250.5277
  01/01/2012    to  12/31/2012       25.964497        29.497584     478,252.6568
  01/01/2013    to  12/31/2013       29.497584        38.073465     418,764.8518
============   ==== ==========       =========        =========   ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.376014        14.027753     231,975.4351
  01/01/2005    to  12/31/2005       14.027753        14.444164     698,771.1179
  01/01/2006    to  12/31/2006       14.444164        16.418707     876,895.5905
  01/01/2007    to  04/27/2007       16.418707        17.519092          67.5449
============   ==== ==========       =========        =========   ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012842         1.053290     382,578.6060
  01/01/2013    to  12/31/2013        1.053290         1.157959     545,882.7487
============   ==== ==========       =========        =========   ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT         UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD        END OF PERIOD
                               ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.456994        10.007427      13,265.8411
  01/01/2009    to  12/31/2009       10.007427        12.765074      40,210.0900
  01/01/2010    to  12/31/2010       12.765074        15.078338      55,876.2016
  01/01/2011    to  12/31/2011       15.078338        13.388505      61,863.3486
  01/01/2012    to  12/31/2012       13.388505        15.298062      56,060.4333
  01/01/2013    to  12/31/2013       15.298062        20.139153      64,078.8100
============   ==== ==========       =========        =========   ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.538502        17.673472     159,643.6458
  01/01/2005    to  12/31/2005       17.673472        17.768260     393,966.6567
  01/01/2006    to  12/31/2006       17.768260        19.210751     475,015.5564
  01/01/2007    to  12/31/2007       19.210751        20.274485     645,984.9469
  01/01/2008    to  12/31/2008       20.274485        16.346342     629,602.0484
  01/01/2009    to  12/31/2009       16.346342        22.145915     650,083.5500
  01/01/2010    to  12/31/2010       22.145915        24.780781     619,671.0816
  01/01/2011    to  12/31/2011       24.780781        25.641488     566,509.7589
  01/01/2012    to  12/31/2012       25.641488        28.686110     505,480.3367
  01/01/2013    to  12/31/2013       28.686110        30.682097     465,679.3207
============   ==== ==========       =========        =========   ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.376014        14.027753     231,975.4351
  01/01/2005    to  12/31/2005       14.027753        14.444164     698,771.1179
  01/01/2006    to  12/31/2006       14.444164        16.418707     876,895.5905
  01/01/2007    to  04/27/2007       16.418707        17.519092          67.5449
============   ==== ==========       =========        =========   ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988699         9.796803      97,822.5430
  01/01/2012    to  12/31/2012        9.796803        10.130466     190,305.0713
  01/01/2013    to  12/31/2013       10.130466        10.151159     353,453.1666
============   ==== ==========       =========        =========   ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.841875        12.292994      12,066.5288
  01/01/2011    to  12/31/2011       12.292994        12.136705      24,484.1249
  01/01/2012    to  12/31/2012       12.136705        13.738947      40,619.0351
  01/01/2013    to  12/31/2013       13.738947        13.750233      40,669.2557
============   ==== ==========       =========        =========   ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.046669        10.544562   1,123,849.8837
  01/01/2013    to  12/31/2013       10.544562        11.944916   1,269,007.1910
============   ==== ==========       =========        =========   ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.082105         1.134921       4,361.2837
============   ==== ==========       =========        =========   ==============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.615629         6.264735      16,101.0419
  01/01/2009    to  12/31/2009        6.264735        10.484007      61,231.8300
  01/01/2010    to  12/31/2010       10.484007        12.841577     110,555.9205
  01/01/2011    to  12/31/2011       12.841577        10.341202     151,606.5676
  01/01/2012    to  12/31/2012       10.341202        12.178447     133,583.9600
  01/01/2013    to  12/31/2013       12.178447        11.462429     162,178.0472
============   ==== ==========       =========        =========     ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.888731        11.388069      66,330.2692
  01/01/2005    to  12/31/2005       11.388069        13.133216     197,472.0601
  01/01/2006    to  12/31/2006       13.133216        16.465107     286,226.8781
  01/01/2007    to  12/31/2007       16.465107        18.476214     241,307.5681
  01/01/2008    to  12/31/2008       18.476214        10.547833     234,096.7201
  01/01/2009    to  12/31/2009       10.547833        13.746171     269,042.8000
  01/01/2010    to  12/31/2010       13.746171        15.169092     357,829.1781
  01/01/2011    to  12/31/2011       15.169092        13.416105     402,305.8166
  01/01/2012    to  12/31/2012       13.416105        15.508856     367,498.3451
  01/01/2013    to  12/31/2013       15.508856        18.320569     396,099.0157
============   ==== ==========       =========        =========     ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.912926         9.926723      64,946.2135
  01/01/2005    to  12/31/2005        9.926723        10.283600     152,622.3844
  01/01/2006    to  12/31/2006       10.283600        11.039306     259,528.9309
  01/01/2007    to  12/31/2007       11.039306        13.501893     291,196.3282
  01/01/2008    to  12/31/2008       13.501893         7.121331     314,628.6376
  01/01/2009    to  12/31/2009        7.121331        11.093963     415,270.1600
  01/01/2010    to  12/31/2010       11.093963        14.515122     456,943.1328
  01/01/2011    to  12/31/2011       14.515122        13.382932     487,959.1410
  01/01/2012    to  12/31/2012       13.382932        14.486152     461,808.7280
  01/01/2013    to  12/31/2013       14.486152        19.948765     424,127.9257
============   ==== ==========       =========        =========     ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.903523        17.507015      50,785.4048
  01/01/2006    to  12/31/2006       17.507015        20.177546     141,773.5459
  01/01/2007    to  12/31/2007       20.177546        21.237224     148,087.1081
  01/01/2008    to  12/31/2008       21.237224        12.504179     160,036.3232
  01/01/2009    to  12/31/2009       12.504179        17.315753     171,426.8400
  01/01/2010    to  12/31/2010       17.315753        19.883874     178,828.6041
  01/01/2011    to  12/31/2011       19.883874        18.040774     179,458.4332
  01/01/2012    to  12/31/2012       18.040774        21.653231     149,717.0790
  01/01/2013    to  12/31/2013       21.653231        27.263895     302,435.6555
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998959         6.589701      70,643.1082
  01/01/2009    to  12/31/2009        6.589701         8.656683     175,511.1300
  01/01/2010    to  12/31/2010        8.656683         9.231572     232,228.9954
  01/01/2011    to  12/31/2011        9.231572         8.513807     506,962.5030
  01/01/2012    to  12/31/2012        8.513807        10.306238     435,040.0193
  01/01/2013    to  04/26/2013       10.306238        10.972296           0.0000
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.184988        19.062053      78,134.6702
  01/01/2007    to  12/31/2007       19.062053        19.324014     185,193.1430
  01/01/2008    to  12/31/2008       19.324014        11.039651     210,180.6998
  01/01/2009    to  12/31/2009       11.039651        14.336489     191,482.0300
  01/01/2010    to  12/31/2010       14.336489        15.251033     173,332.6042
  01/01/2011    to  04/29/2011       15.251033        17.040521           0.0000
============   ==== ==========       =========        =========     ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.042214        13.359313      98,105.0100
  01/01/2010    to  12/31/2010       13.359313        14.260043     320,198.5640
  01/01/2011    to  12/31/2011       14.260043        15.699244     447,077.6507
  01/01/2012    to  12/31/2012       15.699244        16.970014     522,361.7454
  01/01/2013    to  12/31/2013       16.970014        15.250482     613,532.5317
============   ==== ==========       =========        =========     ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT         UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD        END OF PERIOD
                               ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.836057        12.304923      71,702.4282
  01/01/2005    to  12/31/2005       12.304923        12.462858     264,511.0364
  01/01/2006    to  12/31/2006       12.462858        12.903065     424,843.4271
  01/01/2007    to  12/31/2007       12.903065        13.747193     530,325.9477
  01/01/2008    to  12/31/2008       13.747193        13.672654     758,991.6608
  01/01/2009    to  12/31/2009       13.672654        15.985061   1,359,657.8700
  01/01/2010    to  12/31/2010       15.985061        17.127641   1,947,045.3733
  01/01/2011    to  12/31/2011       17.127641        17.503870   2,231,861.4543
  01/01/2012    to  12/31/2012       17.503870        18.944875   2,147,809.3390
  01/01/2013    to  12/31/2013       18.944875        18.406327   2,202,784.4301
============   ==== ==========       =========        =========   ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.081245        15.613289      35,945.2686
============   ==== ==========       =========        =========   ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.265198        20.870375       1,493.2981
  01/01/2007    to  12/31/2007       20.870375        21.706638       3,905.2481
  01/01/2008    to  12/31/2008       21.706638        14.440738      12,107.9294
  01/01/2009    to  12/31/2009       14.440738        17.720787     351,356.1200
  01/01/2010    to  12/31/2010       17.720787        20.400781     342,685.2265
  01/01/2011    to  12/31/2011       20.400781        19.289350     336,763.3975
  01/01/2012    to  12/31/2012       19.289350        21.129484     310,922.2957
  01/01/2013    to  12/31/2013       21.129484        27.852481     265,377.8441
============   ==== ==========       =========        =========   ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
  SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.707428        11.525072     178,080.7079
  01/01/2005    to  12/31/2005       11.525072        12.044679     596,909.8314
  01/01/2006    to  12/31/2006       12.044679        13.104419     816,839.3714
  01/01/2007    to  12/31/2007       13.104419        12.937958     770,507.4979
  01/01/2008    to  12/31/2008       12.937958         7.637295     689,484.0452
  01/01/2009    to  05/01/2009        7.637295         7.562857           0.0000
============   ==== ==========       =========        =========   ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
  INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.378163        16.557652         141.2952
============   ==== ==========       =========        =========   ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT         UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD        END OF PERIOD
                               ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.128257        19.928818       4,351.8578
  01/01/2007    to  12/31/2007       19.928818        21.051381       8,205.4438
  01/01/2008    to  12/31/2008       21.051381        18.611977      31,673.0825
  01/01/2009    to  12/31/2009       18.611977        24.536038      42,776.9400
  01/01/2010    to  12/31/2010       24.536038        27.263219      51,197.6592
  01/01/2011    to  12/31/2011       27.263219        27.986074      48,556.5825
  01/01/2012    to  12/31/2012       27.986074        30.942565      45,452.9837
  01/01/2013    to  12/31/2013       30.942565        31.123461      43,412.3241
============   ==== ==========       =========        =========   ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.821534        11.022088      47,293.0121
  01/01/2013    to  12/31/2013       11.022088        10.424455      41,874.7234
============   ==== ==========       =========        =========   ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.217350        10.787177      44,091.5184
============   ==== ==========       =========        =========   ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010820         1.071458     191,239.8563
  01/01/2013    to  12/31/2013        1.071458         1.168636     212,265.4553
============   ==== ==========       =========        =========   ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.238158        10.197163         872.4500
  01/01/2010    to  12/31/2010       10.197163        11.530415       4,043.4780
  01/01/2011    to  12/31/2011       11.530415        11.178449      20,369.9000
  01/01/2012    to  12/31/2012       11.178449        12.736641      28,404.8953
  01/01/2013    to  12/31/2013       12.736641        14.896261      24,716.9799
============   ==== ==========       =========        =========   ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.949248        10.759634     311,629.4900
  01/01/2010    to  12/31/2010       10.759634        11.962324     961,961.5015
  01/01/2011    to  12/31/2011       11.962324        11.975174   1,425,811.8372
  01/01/2012    to  12/31/2012       11.975174        13.385014   1,443,569.7577
  01/01/2013    to  12/31/2013       13.385014        14.972964   1,373,410.5070
============   ==== ==========       =========        =========   ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       44.719253        49.690285     141,989.4112
  01/01/2005    to  12/31/2005       49.690285        50.891240     330,286.7296
  01/01/2006    to  12/31/2006       50.891240        59.376826     399,124.2698
  01/01/2007    to  12/31/2007       59.376826        61.001192     410,159.3982
  01/01/2008    to  12/31/2008       61.001192        38.471134     429,859.4254
  01/01/2009    to  12/31/2009       38.471134        45.116662     472,113.5200
  01/01/2010    to  12/31/2010       45.116662        52.295972     456,830.3455
  01/01/2011    to  12/31/2011       52.295972        49.725195     414,170.0996
  01/01/2012    to  12/31/2012       49.725195        58.107518     362,250.1069
  01/01/2013    to  12/31/2013       58.107518        76.998742     321,396.2432
============   ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       48.043279        52.306131       2,888.9139
  01/01/2005    to  12/31/2005       52.306131        54.521838      10,209.8048
  01/01/2006    to  12/31/2006       54.521838        62.600848      11,322.3539
  01/01/2007    to  12/31/2007       62.600848        58.261326      10,298.5835
  01/01/2008    to  12/31/2008       58.261326        35.376966       8,602.1399
  01/01/2009    to  12/31/2009       35.376966        45.489365       5,150.7800
  01/01/2010    to  04/30/2010       45.489365        48.671859           0.0000
============   ==== ==========       =========        =========     ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.533029        14.359735           0.0000
  01/01/2005    to  12/31/2005       14.359735        16.725882           0.0000
  01/01/2006    to  12/31/2006       16.725882        19.256734           0.0000
  01/01/2007    to  12/31/2007       19.256734        20.994272           0.0000
  01/01/2008    to  12/31/2008       20.994272        11.595178           0.0000
  01/01/2009    to  12/31/2009       11.595178        13.999266           0.0000
  01/01/2010    to  12/31/2010       13.999266        14.818308           0.0000
  01/01/2011    to  12/31/2011       14.818308        11.723365           0.0000
  01/01/2012    to  12/31/2012       11.723365        13.860903           0.0000
  01/01/2013    to  12/31/2013       13.860903        15.808242           0.0000
============   ==== ==========       =========        =========     ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.952555        17.257330         545.9324
============   ==== ==========       =========        =========     ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.609498        49.970703       1,954.8845
  01/01/2006    to  12/31/2006       49.970703        51.547282      14,887.9227
  01/01/2007    to  12/31/2007       51.547282        54.132083      33,945.8649
  01/01/2008    to  12/31/2008       54.132083        51.653777      54,149.8644
  01/01/2009    to  12/31/2009       51.653777        55.864084     120,132.9200
  01/01/2010    to  12/31/2010       55.864084        59.800983     156,881.7053
  01/01/2011    to  12/31/2011       59.800983        62.971339     172,966.1693
  01/01/2012    to  12/31/2012       62.971339        66.914627     166,183.3811
  01/01/2013    to  12/31/2013       66.914627        65.614068     162,733.1015
============   ==== ==========       =========        =========     ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009       23.561882        29.800754       2,800.0200
  01/01/2010    to  12/31/2010       29.800754        35.369721       6,068.4573
  01/01/2011    to  12/31/2011       35.369721        31.901660       8,545.0316
  01/01/2012    to  12/31/2012       31.901660        36.139997      10,090.2376
  01/01/2013    to  12/31/2013       36.139997        48.048266       9,185.2972
============   ==== ==========       =========        =========     ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.153025        10.290668      33,306.5976
  01/01/2006    to  12/31/2006       10.290668        10.657546      46,552.2212
  01/01/2007    to  12/31/2007       10.657546        11.064457     104,565.7642
  01/01/2008    to  12/31/2008       11.064457        11.244417     188,405.0495
  01/01/2009    to  12/31/2009       11.244417        11.166304     288,308.2000
  01/01/2010    to  12/31/2010       11.166304        11.060725     211,753.7872
  01/01/2011    to  12/31/2011       11.060725        10.956430     293,202.3934
  01/01/2012    to  12/31/2012       10.956430        10.852271     296,671.0429
  01/01/2013    to  12/31/2013       10.852271        10.749661     267,354.2838
============   ==== ==========       =========        =========     ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.135465        10.124536           0.0000
  01/01/2005    to  04/30/2005       10.124536        10.152663           0.0000
============   ==== ==========       =========        =========     ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       30.078700        32.479934      43,305.7727
  01/01/2005    to  12/31/2005       32.479934        35.434737     125,433.3432
  01/01/2006    to  12/31/2006       35.434737        40.157012     203,819.8255
  01/01/2007    to  12/31/2007       40.157012        41.538159     217,833.4151
  01/01/2008    to  12/31/2008       41.538159        24.909874     271,311.7190
  01/01/2009    to  12/31/2009       24.909874        32.527645     328,475.9000
  01/01/2010    to  12/31/2010       32.527645        36.027589     347,648.6431
  01/01/2011    to  12/31/2011       36.027589        34.196237     344,074.2561
  01/01/2012    to  12/31/2012       34.196237        38.173413     313,776.7914
  01/01/2013    to  12/31/2013       38.173413        50.490346     271,820.4769
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.161962         5.014280     272,810.6210
  01/01/2006    to  12/31/2006        5.014280         5.092360     249,889.3374
  01/01/2007    to  12/31/2007        5.092360         5.618407     216,149.1484
  01/01/2008    to  12/31/2008        5.618407         3.531289     182,170.8581
  01/01/2009    to  12/31/2009        3.531289         4.881766     163,857.8800
  01/01/2010    to  12/31/2010        4.881766         5.382714     153,431.1058
  01/01/2011    to  12/31/2011        5.382714         5.343747     130,326.7780
  01/01/2012    to  12/31/2012        5.343747         6.116394     735,687.5671
  01/01/2013    to  12/31/2013        6.116394         8.284006     712,400.4774
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.302754         4.505307     158,098.5497
  01/01/2005    to  04/30/2005        4.505307         4.150008           0.0000
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.100102         8.821475     119,764.8749
  01/01/2006    to  12/31/2006        8.821475         9.403797     323,314.4077
  01/01/2007    to  12/31/2007        9.403797        10.645350     387,043.1565
  01/01/2008    to  12/31/2008       10.645350         5.700361     401,741.6968
  01/01/2009    to  12/31/2009        5.700361         8.114102     449,459.5800
  01/01/2010    to  12/31/2010        8.114102         8.792647     477,620.0525
  01/01/2011    to  12/31/2011        8.792647         8.589434     445,093.2657
  01/01/2012    to  04/27/2012        8.589434         9.677245           0.0000
============   ==== ==========       =========        =========     ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT         UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD        END OF PERIOD
                               ---------------  ---------------  ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.877909        11.516921      81,727.5320
  01/01/2008    to  12/31/2008       11.516921         6.695302     144,505.8392
  01/01/2009    to  12/31/2009        6.695302         8.600118     169,066.9900
  01/01/2010    to  12/31/2010        8.600118        11.189229     163,180.4213
  01/01/2011    to  12/31/2011       11.189229        11.387934     146,517.7739
  01/01/2012    to  12/31/2012       11.387934        12.508537     124,440.2790
  01/01/2013    to  12/31/2013       12.508537        18.384655     104,799.1372
============   ==== ==========       =========        =========   ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.737795        14.339784         582.7900
  01/01/2010    to  12/31/2010       14.339784        17.412856      14,369.0804
  01/01/2011    to  12/31/2011       17.412856        14.445286      19,439.2991
  01/01/2012    to  12/31/2012       14.445286        16.869747       9,119.7478
  01/01/2013    to  12/31/2013       16.869747        21.322570       7,970.0065
============   ==== ==========       =========        =========   ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       39.691331        43.287160      60,244.5118
  01/01/2005    to  12/31/2005       43.287160        44.101407     181,072.3004
  01/01/2006    to  12/31/2006       44.101407        48.898652     245,163.4710
  01/01/2007    to  12/31/2007       48.898652        50.428124     246,324.7664
  01/01/2008    to  12/31/2008       50.428124        38.787323     240,906.3437
  01/01/2009    to  12/31/2009       38.787323        45.452941     286,736.0300
  01/01/2010    to  12/31/2010       45.452941        49.434648     294,958.2474
  01/01/2011    to  12/31/2011       49.434648        50.025330     294,651.8920
  01/01/2012    to  12/31/2012       50.025330        55.153258     271,188.6764
  01/01/2013    to  12/31/2013       55.153258        64.847603     236,114.0769
============   ==== ==========       =========        =========   ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.701554        11.683001      35,075.5872
  01/01/2009    to  12/31/2009       11.683001        13.954735     174,760.7800
  01/01/2010    to  12/31/2010       13.954735        15.368123     340,192.3465
  01/01/2011    to  12/31/2011       15.368123        15.320392     450,839.2618
  01/01/2012    to  12/31/2012       15.320392        17.651120     421,805.4626
  01/01/2013    to  12/31/2013       17.651120        23.671229   1,241,430.7169
============   ==== ==========       =========        =========   ==============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008   to  12/31/2008        9.998959         6.620666     228,554.2176
   01/01/2009   to  12/31/2009        6.620666         8.189993   1,004,432.1000
   01/01/2010   to  12/31/2010        8.189993         9.006842   1,573,368.8568
   01/01/2011   to  12/31/2011        9.006842         8.873072   1,857,789.3844
   01/01/2012   to  12/31/2012        8.873072        10.011811   1,722,399.7391
   01/01/2013   to  04/26/2013       10.011811        10.982730           0.0000
=============  ==== ==========       =========        =========   ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013   to  12/31/2013       21.264893        26.635569      65,628.3066
=============  ==== ==========       =========        =========   ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007   to  12/31/2007       18.123552        16.128812     104,420.1881
   01/01/2008   to  12/31/2008       16.128812         9.857069     109,273.6698
   01/01/2009   to  12/31/2009        9.857069        13.353227      95,743.8500
   01/01/2010   to  12/31/2010       13.353227        16.250571      95,603.1899
   01/01/2011   to  12/31/2011       16.250571        15.247968      96,171.4394
   01/01/2012   to  12/31/2012       15.247968        15.901387      93,127.8477
   01/01/2013   to  04/26/2013       15.901387        17.266159           0.0000
=============  ==== ==========       =========        =========   ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004       13.134836        15.276856      10,708.4664
   01/01/2005   to  12/31/2005       15.276856        16.613740      33,727.9135
   01/01/2006   to  12/31/2006       16.613740        18.863010      68,522.0611
   01/01/2007   to  04/27/2007       18.863010        20.536872           0.0000
=============  ==== ==========       =========        =========   ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
  VALUE SUB-ACCOUNT(CLASS A))
   05/01/2006   to  12/31/2006       11.452302        12.166044         197.8459
   01/01/2007   to  04/27/2007       12.166044        13.458449           0.0000
=============  ==== ==========       =========        =========   ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   05/03/2010   to  12/31/2010       16.018769        18.998468       5,027.7312
   01/01/2011   to  12/31/2011       18.998468        15.681217      19,388.2859
   01/01/2012   to  12/31/2012       15.681217        15.932657      23,159.8665
   01/01/2013   to  12/31/2013       15.932657        17.479359      21,440.2580
=============  ==== ==========       =========        =========   ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT         UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD        END OF PERIOD
                               ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       12.078074        13.358946      93,207.5667
  01/01/2005    to  12/31/2005       13.358946        13.961553     274,971.0425
  01/01/2006    to  12/31/2006       13.961553        16.435984     412,046.4437
  01/01/2007    to  12/31/2007       16.435984        16.798749     499,765.6470
  01/01/2008    to  12/31/2008       16.798749        11.457673     454,885.5597
  01/01/2009    to  12/31/2009       11.457673        14.464759     344,462.5100
  01/01/2010    to  12/31/2010       14.464759        16.134305     301,037.8674
  01/01/2011    to  12/31/2011       16.134305        16.289164     258,260.1012
  01/01/2012    to  12/31/2012       16.289164        19.249040     210,195.2453
  01/01/2013    to  12/31/2013       19.249040        25.247775     176,408.6601
============   ==== ==========       =========        =========  ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.538871        13.169571       7,083.3601
  01/01/2007    to  12/31/2007       13.169571        13.420976      13,728.7111
  01/01/2008    to  12/31/2008       13.420976         7.868158      37,521.1744
  01/01/2009    to  12/31/2009        7.868158        10.338150      80,140.9500
  01/01/2010    to  12/31/2010       10.338150        11.930210      95,614.2990
  01/01/2011    to  12/31/2011       11.930210        11.135096     113,041.6748
  01/01/2012    to  12/31/2012       11.135096        12.875808     122,870.5110
  01/01/2013    to  12/31/2013       12.875808        16.517418     126,654.7450
============   ==== ==========       =========        =========  ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.591477        12.244288     262,690.2659
  01/01/2007    to  12/31/2007       12.244288        12.720065   1,770,919.6819
  01/01/2008    to  12/31/2008       12.720065         8.575693   4,419,617.5305
  01/01/2009    to  12/31/2009        8.575693        10.901635  10,086,481.1900
  01/01/2010    to  12/31/2010       10.901635        12.265608  14,710,264.7860
  01/01/2011    to  12/31/2011       12.265608        11.942989  17,705,937.2866
  01/01/2012    to  12/31/2012       11.942989        13.477478  16,984,082.3326
  01/01/2013    to  12/31/2013       13.477478        15.942461  15,864,954.5200
============   ==== ==========       =========        =========  ===============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT         UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD        END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.705601        11.268360       3,070.5519
  01/01/2007    to  12/31/2007       11.268360        11.821931      40,622.1982
  01/01/2008    to  12/31/2008       11.821931         9.291690     316,045.2884
  01/01/2009    to  12/31/2009        9.291690        11.312232   1,055,330.2000
  01/01/2010    to  12/31/2010       11.312232        12.426932   1,583,779.7413
  01/01/2011    to  12/31/2011       12.426932        12.528188   1,961,732.4540
  01/01/2012    to  12/31/2012       12.528188        13.763153   2,065,380.6052
  01/01/2013    to  12/31/2013       13.763153        14.870825   1,794,912.6794
============   ==== ==========       =========        =========   ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.214412        12.910117     130,854.2179
  01/01/2007    to  12/31/2007       12.910117        13.388744   1,269,502.1884
  01/01/2008    to  12/31/2008       13.388744         8.239949   2,959,065.7283
  01/01/2009    to  12/31/2009        8.239949        10.618684   4,349,103.4800
  01/01/2010    to  12/31/2010       10.618684        12.147548   4,418,755.1888
  01/01/2011    to  12/31/2011       12.147548        11.566853   4,442,353.0029
  01/01/2012    to  12/31/2012       11.566853        13.257980   4,263,221.0712
  01/01/2013    to  12/31/2013       13.257980        16.535872   5,591,962.4832
============   ==== ==========       =========        =========   ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998959         7.055493     676,921.2757
  01/01/2009    to  12/31/2009        7.055493         8.984175   1,839,369.9200
  01/01/2010    to  12/31/2010        8.984175         9.793239   2,177,123.8819
  01/01/2011    to  12/31/2011        9.793239         9.530068   2,144,447.8371
  01/01/2012    to  12/31/2012        9.530068        10.961520   2,008,753.8876
  01/01/2013    to  04/26/2013       10.961520        11.817549           0.0000
============   ==== ==========       =========        =========   ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.119360        11.718604      13,918.1293
  01/01/2007    to  12/31/2007       11.718604        12.327685     514,413.5535
  01/01/2008    to  12/31/2008       12.327685         8.984678   1,277,750.8877
  01/01/2009    to  12/31/2009        8.984678        11.221329   3,593,661.4700
  01/01/2010    to  12/31/2010       11.221329        12.493483   5,385,903.3170
  01/01/2011    to  12/31/2011       12.493483        12.361129   6,494,545.6783
  01/01/2012    to  12/31/2012       12.361129        13.761169   6,453,162.8873
  01/01/2013    to  12/31/2013       13.761169        15.570157   6,134,216.5093
============   ==== ==========       =========        =========   ==============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.217395        12.543717         630.9292
  01/01/2005    to  12/31/2005       12.543717        14.645805         629.9827
  01/01/2006    to  12/31/2006       14.645805        18.594523         629.0873
  01/01/2007    to  12/31/2007       18.594523        21.111940         621.1544
  01/01/2008    to  12/31/2008       21.111940        12.464839         620.1018
  01/01/2009    to  12/31/2009       12.464839        16.690028         618.8700
  01/01/2010    to  12/31/2010       16.690028        18.649573         617.7031
  01/01/2011    to  12/31/2011       18.649573        17.219617         470.2915
  01/01/2012    to  12/31/2012       17.219617        19.695283         470.2915
  01/01/2013    to  12/31/2013       19.695283        23.206828         470.2915
============   ==== ==========      ==========       ==========      ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.968881        26.918630         224.1657
  01/01/2007    to  12/31/2007       26.918630        30.606523       1,145.1691
  01/01/2008    to  12/31/2008       30.606523        18.668550       8,955.0302
  01/01/2009    to  12/31/2009       18.668550        26.301828      18,753.1700
  01/01/2010    to  12/31/2010       26.301828        29.098895      22,626.7664
  01/01/2011    to  12/31/2011       29.098895        26.249899      34,082.5692
  01/01/2012    to  12/31/2012       26.249899        31.850829      31,119.7392
  01/01/2013    to  12/31/2013       31.850829        40.734857      27,684.7407
============   ==== ==========      ==========       ==========      ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.297934        16.902186       1,718.1560
  01/01/2009    to  12/31/2009       16.902186        26.991403       3,850.4200
  01/01/2010    to  12/31/2010       26.991403        32.712716       4,592.8821
  01/01/2011    to  12/31/2011       32.712716        26.187334       8,131.7492
  01/01/2012    to  12/31/2012       26.187334        30.638198       7,412.5463
  01/01/2013    to  12/31/2013       30.638198        38.911338       6,242.9439
============   ==== ==========      ==========       ==========      ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      185.923954       107.797606       1,509.2499
  01/01/2009    to  12/31/2009      107.797606       148.787449       4,758.3400
  01/01/2010    to  12/31/2010      148.787449       174.826106       5,492.1675
  01/01/2011    to  12/31/2011      174.826106       165.687253       7,597.7763
  01/01/2012    to  12/31/2012      165.687253       193.377047       5,844.2641
  01/01/2013    to  12/31/2013      193.377047       249.084895       5,320.2523
============   ==== ==========      ==========       ==========      ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.436057        11.072860      26,379.3192
  01/01/2005    to  12/31/2005       11.072860        12.077799      25,708.9294
  01/01/2006    to  12/31/2006       12.077799        14.522376      25,030.5808
  01/01/2007    to  12/31/2007       14.522376        16.599409      21,373.4439
  01/01/2008    to  12/31/2008       16.599409         9.798006      18,300.2626
  01/01/2009    to  12/31/2009        9.798006        13.293826       7,174.5400
  01/01/2010    to  12/31/2010       13.293826        14.268072       7,142.3391
  01/01/2011    to  12/31/2011       14.268072        12.624073       7,119.5609
  01/01/2012    to  12/31/2012       12.624073        14.776555       3,903.6735
  01/01/2013    to  12/31/2013       14.776555        17.990055       3,427.7519
============   ==== ==========       =========        =========      ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.260586        10.639427           0.0000
  01/01/2013    to  12/31/2013       10.639427        11.707640       1,350.3064
============   ==== ==========       =========        =========      ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.199691        11.640117           0.0000
  01/01/2013    to  12/31/2013       11.640117        11.133484         327.8236
============   ==== ==========       =========        =========      ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.014551        10.366634      15,104.2787
  01/01/2013    to  12/31/2013       10.366634        11.321491      16,322.3628
============   ==== ==========       =========        =========      ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.174251        19.185768           0.0000
  01/01/2010    to  12/31/2010       19.185768        21.990837       2,393.8960
  01/01/2011    to  12/31/2011       21.990837        22.282862       2,893.3170
  01/01/2012    to  12/31/2012       22.282862        25.709456      10,296.2864
  01/01/2013    to  12/31/2013       25.709456        27.829293       9,011.3560
============   ==== ==========       =========        =========      ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.403785         8.886051           0.0000
  01/01/2010    to  12/31/2010        8.886051         9.885480           0.0000
  01/01/2011    to  12/31/2011        9.885480         9.804476       1,633.5775
  01/01/2012    to  12/31/2012        9.804476        10.999489       1,555.8246
  01/01/2013    to  12/31/2013       10.999489        14.611738       2,276.1153
============   ==== ==========       =========        =========      ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008   to  12/31/2008       17.421620         9.552544         529.7680
   01/01/2009   to  12/31/2009        9.552544        12.742551         558.3000
   01/01/2010   to  12/31/2010       12.742551        14.647744       5,259.1932
   01/01/2011   to  12/31/2011       14.647744        13.692155       9,060.5615
   01/01/2012   to  12/31/2012       13.692155        17.078201       8,878.6413
   01/01/2013   to  12/31/2013       17.078201        17.507793       6,324.5006
=============  ==== ==========       =========        =========       ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011   to  12/31/2011        7.257163         6.595404           0.0000
   01/01/2012   to  12/31/2012        6.595404         7.737899         620.7568
   01/01/2013   to  12/31/2013        7.737899        11.154408         659.5885
=============  ==== ==========       =========        =========       ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006   to  12/31/2006       10.437855        11.219954           0.0000
   01/01/2007   to  12/31/2007       11.219954        10.451627           0.0000
   01/01/2008   to  12/31/2008       10.451627         4.696077           0.0000
   01/01/2009   to  12/31/2009        4.696077         6.414719           0.0000
   01/01/2010   to  12/31/2010        6.414719         6.816733           0.0000
   01/01/2011   to  04/29/2011        6.816733         7.257760           0.0000
=============  ==== ==========       =========        =========       ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
  (CLASS B))
   01/01/2004   to  12/31/2004        9.996717        11.002711           0.0000
   01/01/2005   to  12/31/2005       11.002711        11.645366           0.0000
   01/01/2006   to  04/30/2006       11.645366        12.186767           0.0000
=============  ==== ==========       =========        =========       ==========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012   to  12/31/2012        1.010779         1.050875           0.0000
   01/01/2013   to  12/31/2013        1.050875         1.059780       1,042.0514
=============  ==== ==========       =========        =========       ==========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.999178        10.504047       4,219.4905
  01/01/2006    to  12/31/2006       10.504047        12.069267      23,299.7898
  01/01/2007    to  12/31/2007       12.069267        11.650766      29,277.2162
  01/01/2008    to  12/31/2008       11.650766         7.392281      42,566.5554
  01/01/2009    to  12/31/2009        7.392281         9.263448      74,605.3000
  01/01/2010    to  12/31/2010        9.263448        10.533563      63,824.4425
  01/01/2011    to  12/31/2011       10.533563        10.274314      68,911.7131
  01/01/2012    to  12/31/2012       10.274314        12.046543      58,033.6739
  01/01/2013    to  12/31/2013       12.046543        16.147344      50,055.4615
============   ==== ==========       =========        =========     ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.525481        24.067397     101,239.3772
  01/01/2005    to  12/31/2005       24.067397        25.746048      97,481.2706
  01/01/2006    to  12/31/2006       25.746048        28.594177      91,865.9768
  01/01/2007    to  12/31/2007       28.594177        28.477901     104,949.7030
  01/01/2008    to  12/31/2008       28.477901        17.261569      98,363.3581
  01/01/2009    to  12/31/2009       17.261569        21.624530      95,655.1900
  01/01/2010    to  12/31/2010       21.624530        26.874767      85,260.3747
  01/01/2011    to  12/31/2011       26.874767        25.623951      79,416.8559
  01/01/2012    to  12/31/2012       25.623951        29.096071      74,103.1128
  01/01/2013    to  12/31/2013       29.096071        37.536456      64,375.9026
============   ==== ==========       =========        =========     ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.024939        14.016049      91,713.3603
  01/01/2005    to  12/31/2005       14.016049        14.424919      96,391.7875
  01/01/2006    to  12/31/2006       14.424919        16.388660      96,827.3540
  01/01/2007    to  04/27/2007       16.388660        17.484182           0.0000
============   ==== ==========       =========        =========     ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012834         1.052928           0.0000
  01/01/2013    to  12/31/2013        1.052928         1.156982           0.0000
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.436882         9.989079       1,208.5341
  01/01/2009    to  12/31/2009        9.989079        12.735298       3,901.3100
  01/01/2010    to  12/31/2010       12.735298        15.035653       4,950.1259
  01/01/2011    to  12/31/2011       15.035653        13.343938      11,078.5742
  01/01/2012    to  12/31/2012       13.343938        15.239479       9,170.5754
  01/01/2013    to  12/31/2013       15.239479        20.052009       8,520.5143
============   ==== ==========       =========        =========     ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.274293        17.427746     148,944.3542
  01/01/2005    to  12/31/2005       17.427746        17.512482     140,143.1969
  01/01/2006    to  12/31/2006       17.512482        18.924769     129,024.6997
  01/01/2007    to  12/31/2007       18.924769        19.962632     128,228.8857
  01/01/2008    to  12/31/2008       19.962632        16.086835     114,812.1869
  01/01/2009    to  12/31/2009       16.086835        21.783455     123,326.6900
  01/01/2010    to  12/31/2010       21.783455        24.363018     105,391.2614
  01/01/2011    to  12/31/2011       24.363018        25.196647      98,553.4215
  01/01/2012    to  12/31/2012       25.196647        28.174287      92,857.9169
  01/01/2013    to  12/31/2013       28.174287        30.119598      79,814.6531
============   ==== ==========       =========        =========     ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.024939        14.016049      91,713.3603
  01/01/2005    to  12/31/2005       14.016049        14.424919      96,391.7875
  01/01/2006    to  12/31/2006       14.424919        16.388660      96,827.3540
  01/01/2007    to  04/27/2007       16.388660        17.484182           0.0000
============   ==== ==========       =========        =========     ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION
  SUB-ACCOUNT (SERIES I))
  01/01/2004    to  12/31/2004       10.766938        11.365819      16,747.4943
  01/01/2005    to  12/31/2005       11.365819        12.247363      16,140.9738
  01/01/2006    to  12/31/2006       12.247363        12.889755      12,722.6205
  01/01/2007    to  04/27/2007       12.889755        13.778830           0.0000
============   ==== ==========       =========        =========     ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988631         9.793488      11,947.3497
  01/01/2012    to  12/31/2012        9.793488        10.121948      13,370.7539
  01/01/2013    to  12/31/2013       10.121948        10.137553      15,264.8454
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.835911        12.282733       1,854.2742
  01/01/2011    to  12/31/2011       12.282733        12.120526       4,731.7615
  01/01/2012    to  12/31/2012       12.120526        13.713737       4,514.1891
  01/01/2013    to  12/31/2013       13.713737        13.718141       4,947.8528
============   ==== ==========       =========        =========      ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.041605        10.535712           0.0000
  01/01/2013    to  12/31/2013       10.535712        11.928925         647.3192
============   ==== ==========       =========        =========      ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987729         1.014361           0.0000
  01/01/2013    to  12/31/2013        1.014361         1.134262           0.0000
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.601998         6.256334         505.2729
  01/01/2009    to  12/31/2009        6.256334        10.464716       2,458.2100
  01/01/2010    to  12/31/2010       10.464716        12.811552      27,794.1219
  01/01/2011    to  12/31/2011       12.811552        10.311869      36,814.3590
  01/01/2012    to  12/31/2012       10.311869        12.137802      26,022.8940
  01/01/2013    to  12/31/2013       12.137802        11.418461      26,126.4983
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.554814        11.309751      20,437.6564
  01/01/2005    to  12/31/2005       11.309751        13.036397      23,587.4987
  01/01/2006    to  12/31/2006       13.036397        16.335582      32,775.0332
  01/01/2007    to  12/31/2007       16.335582        18.321653      33,248.6477
  01/01/2008    to  12/31/2008       18.321653        10.454338      30,151.6775
  01/01/2009    to  12/31/2009       10.454338        13.617514      37,226.4400
  01/01/2010    to  12/31/2010       13.617514        15.019616      32,877.0936
  01/01/2011    to  12/31/2011       15.019616        13.277267      41,758.0967
  01/01/2012    to  12/31/2012       13.277267        15.340651      34,972.0449
  01/01/2013    to  12/31/2013       15.340651        18.112814      32,841.9519
============   ==== ==========       =========        =========      ===========

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.889917         9.896570     104,762.8469
  01/01/2005    to  12/31/2005        9.896570        10.247254     101,058.5878
  01/01/2006    to  12/31/2006       10.247254        10.994803      77,531.0524
  01/01/2007    to  12/31/2007       10.994803        13.440705      70,695.3196
  01/01/2008    to  12/31/2008       13.440705         7.085492      68,230.1535
  01/01/2009    to  12/31/2009        7.085492        11.032616      67,582.9000
  01/01/2010    to  12/31/2010       11.032616        14.427650      79,184.0556
  01/01/2011    to  12/31/2011       14.427650        13.295644      80,542.7324
  01/01/2012    to  12/31/2012       13.295644        14.384434      79,710.4102
  01/01/2013    to  12/31/2013       14.384434        19.798798      67,683.2793
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.842767        17.429872         787.2377
  01/01/2006    to  12/31/2006       17.429872        20.078622      11,093.2987
  01/01/2007    to  12/31/2007       20.078622        21.122482      13,322.9337
  01/01/2008    to  12/31/2008       21.122482        12.430370      13,847.5075
  01/01/2009    to  12/31/2009       12.430370        17.204937      15,156.8800
  01/01/2010    to  12/31/2010       17.204937        19.746757      17,415.1627
  01/01/2011    to  12/31/2011       19.746757        17.907420      17,214.2709
  01/01/2012    to  12/31/2012       17.907420        21.482378      25,779.7449
  01/01/2013    to  12/31/2013       21.482378        27.035259      38,362.6953
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998904         6.587429      10,642.8810
  01/01/2009    to  12/31/2009        6.587429         8.649372      23,490.8200
  01/01/2010    to  12/31/2010        8.649372         9.219168      23,913.8769
  01/01/2011    to  12/31/2011        9.219168         8.498123      44,430.1880
  01/01/2012    to  12/31/2012        8.498123        10.282084      42,882.3629
  01/01/2013    to  04/26/2013       10.282084        10.944841           0.0000
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       13.703613        15.741194       4,122.3770
  01/01/2005    to  12/31/2005       15.741194        16.966367       3,796.1138
  01/01/2006    to  12/31/2006       16.966367        20.461390       7,993.5984
  01/01/2007    to  12/31/2007       20.461390        20.732155      10,956.3214
  01/01/2008    to  12/31/2008       20.732155        11.838158      11,439.4894
  01/01/2009    to  12/31/2009       11.838158        15.365774      11,151.3500
  01/01/2010    to  12/31/2010       15.365774        16.337813       9,304.7464
  01/01/2011    to  04/29/2011       16.337813        18.251844           0.0000
============   ==== ==========       =========        =========     ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.006059        13.314808         901.2300
  01/01/2010    to  12/31/2010       13.314808        14.205435      30,852.3088
  01/01/2011    to  12/31/2011       14.205435        15.631331      49,413.5012
  01/01/2012    to  12/31/2012       15.631331        16.888116      53,489.3626
  01/01/2013    to  12/31/2013       16.888116        15.169291      36,618.8645
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.817006        12.281046      46,962.7933
  01/01/2005    to  12/31/2005       12.281046        12.432473      46,982.8446
  01/01/2006    to  12/31/2006       12.432473        12.865190      62,567.5371
  01/01/2007    to  12/31/2007       12.865190        13.699952      65,701.6390
  01/01/2008    to  12/31/2008       13.699952        13.618841      82,295.6619
  01/01/2009    to  12/31/2009       13.618841        15.914193     132,029.5800
  01/01/2010    to  12/31/2010       15.914193        17.043187     127,253.9239
  01/01/2011    to  12/31/2011       17.043187        17.408878     162,931.7226
  01/01/2012    to  12/31/2012       17.408878        18.832595     163,363.5530
  01/01/2013    to  12/31/2013       18.832595        18.288091     150,962.8528
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       14.786746        14.413248           0.0000
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.839176        15.280414      37,293.3124
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.147638        20.736144           0.0000
  01/01/2007    to  12/31/2007       20.736144        21.556187           0.0000
  01/01/2008    to  12/31/2008       21.556187        14.333444           0.0000
  01/01/2009    to  12/31/2009       14.333444        17.580327      39,732.8000
  01/01/2010    to  12/31/2010       17.580327        20.228971      35,571.9437
  01/01/2011    to  12/31/2011       20.228971        19.117355      31,038.3237
  01/01/2012    to  12/31/2012       19.117355        20.930559      29,707.2907
  01/01/2013    to  12/31/2013       20.930559        27.576480      26,373.8581
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
  SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.664925        11.509694      98,886.4243
  01/01/2005    to  12/31/2005       11.509694        12.022612      97,358.8879
  01/01/2006    to  12/31/2006       12.022612        13.073890     102,610.1931
  01/01/2007    to  12/31/2007       13.073890        12.901327      93,902.8167
  01/01/2008    to  12/31/2008       12.901327         7.611841      87,403.9075
  01/01/2009    to  05/01/2009        7.611841         7.536396           0.0000
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT
  MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       15.260561        16.488384       7,648.0116
============   ==== ==========       =========        =========     ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.015359        19.804629           0.0000
  01/01/2007    to  12/31/2007       19.804629        20.909684       1,906.7834
  01/01/2008    to  12/31/2008       20.909684        18.477430         646.8164
  01/01/2009    to  12/31/2009       18.477430        24.346502         526.0300
  01/01/2010    to  12/31/2010       24.346502        27.039099       1,939.0942
  01/01/2011    to  12/31/2011       27.039099        27.742175       1,459.0105
  01/01/2012    to  12/31/2012       27.742175        30.657490       5,825.9579
  01/01/2013    to  12/31/2013       30.657490        30.821303       5,448.4096
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.816082        11.012839           0.0000
  01/01/2013    to  12/31/2013       11.012839        10.410499           0.0000
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.217211        10.783396         718.6665
============   ==== ==========       =========        =========     ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010812         1.071090           0.0000
  01/01/2013    to  12/31/2013        1.071090         1.167651       2,627.2426
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009   to  12/31/2009        8.223350        10.175481           0.0000
   01/01/2010   to  12/31/2010       10.175481        11.500151       1,165.2711
   01/01/2011   to  12/31/2011       11.500151        11.143547       3,757.7569
   01/01/2012   to  12/31/2012       11.143547        12.690495       3,641.9836
   01/01/2013   to  12/31/2013       12.690495        14.834874       2,525.3099
=============  ==== ==========       =========        =========      ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009   to  12/31/2009        8.933166        10.736759           0.0000
   01/01/2010   to  12/31/2010       10.736759        11.930930       5,865.1046
   01/01/2011   to  12/31/2011       11.930930        11.937789      40,801.6714
   01/01/2012   to  12/31/2012       11.937789        13.336524      38,087.2196
   01/01/2013   to  12/31/2013       13.336524        14.911265      32,284.2128
=============  ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004   to  12/31/2004       45.986929        51.167756       5,044.2935
   01/01/2005   to  12/31/2005       51.167756        52.522328       4,924.5950
   01/01/2006   to  12/31/2006       52.522328        61.375278       3,968.0059
   01/01/2007   to  12/31/2007       61.375278        63.200088       3,000.5165
   01/01/2008   to  12/31/2008       63.200088        39.924381       2,424.3496
   01/01/2009   to  12/31/2009       39.924381        46.908476       1,984.9100
   01/01/2010   to  12/31/2010       46.908476        54.488986       1,843.3293
   01/01/2011   to  12/31/2011       54.488986        51.915291       1,715.2797
   01/01/2012   to  12/31/2012       51.915291        60.787332       1,592.5832
   01/01/2013   to  12/31/2013       60.787332        80.698874       1,490.5897
=============  ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004   to  04/30/2004       10.418174        10.240269      24,389.3610
=============  ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004   to  04/30/2004       10.375204        10.187124           0.0000
=============  ==== ==========       =========        =========      ===========

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       43.541625        48.558997     150,161.3250
  01/01/2005    to  12/31/2005       48.558997        49.707819     148,728.5456
  01/01/2006    to  12/31/2006       49.707819        57.967181     135,151.1234
  01/01/2007    to  12/31/2007       57.967181        59.523046     122,327.8647
  01/01/2008    to  12/31/2008       59.523046        37.520041     111,372.2325
  01/01/2009    to  12/31/2009       37.520041        43.979265     110,811.1900
  01/01/2010    to  12/31/2010       43.979265        50.952124     103,038.9464
  01/01/2011    to  12/31/2011       50.952124        48.423228      93,165.2816
  01/01/2012    to  12/31/2012       48.423228        56.557645      65,185.9338
  01/01/2013    to  12/31/2013       56.557645        74.907551      58,873.3353
============   ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       13.215628        13.446509       2,126.4978
============   ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.291763        12.421290       7,528.7347
  01/01/2005    to  12/31/2005       12.421290        12.941007       7,855.9036
  01/01/2006    to  12/31/2006       12.941007        14.851192       7,885.4660
  01/01/2007    to  12/31/2007       14.851192        13.814749       6,755.8728
  01/01/2008    to  12/31/2008       13.814749         8.384262       6,268.9700
  01/01/2009    to  12/31/2009        8.384262        10.775487       5,816.1400
  01/01/2010    to  04/30/2010       10.775487        11.527464           0.0000
============   ==== ==========       =========        =========     ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.165371         7.191797         283.3650
  01/01/2005    to  12/31/2005        7.191797         8.161916         275.8324
  01/01/2006    to  12/31/2006        8.161916         8.579046         242.7222
  01/01/2007    to  12/31/2007        8.579046         9.991256         249.3199
  01/01/2008    to  12/31/2008        9.991256         5.959776         239.9799
  01/01/2009    to  12/31/2009        5.959776         8.583554         260.8800
  01/01/2010    to  12/31/2010        8.583554        10.850750         235.6620
  01/01/2011    to  12/31/2011       10.850750        10.566015         217.1760
  01/01/2012    to  12/31/2012       10.566015        11.891639         221.2860
  01/01/2013    to  12/31/2013       11.891639        16.079857         223.3371
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.656747        14.783307         299.7750
  01/01/2005    to  12/31/2005       14.783307        17.210668         296.9330
  01/01/2006    to  12/31/2006       17.210668        19.804997         294.2770
  01/01/2007    to  12/31/2007       19.804997        21.581152         291.0140
  01/01/2008    to  12/31/2008       21.581152        11.913325         147.5164
  01/01/2009    to  12/31/2009       11.913325        14.376184         141.5100
  01/01/2010    to  12/31/2010       14.376184        15.209681          62.2911
  01/01/2011    to  12/31/2011       15.209681        12.026984          57.7923
  01/01/2012    to  12/31/2012       12.026984        14.212738          45.9694
  01/01/2013    to  12/31/2013       14.212738        16.201407          42.4051
============   ==== ==========       =========        =========      ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013        1.782306         1.712708       4,249.7024
============   ==== ==========       =========        =========      ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.074205        49.415126           0.0000
  01/01/2006    to  12/31/2006       49.415126        50.948766         459.9969
  01/01/2007    to  12/31/2007       50.948766        53.476670       1,181.8864
  01/01/2008    to  12/31/2008       53.476670        51.002790       2,432.1808
  01/01/2009    to  12/31/2009       51.002790        55.132470       7,473.1400
  01/01/2010    to  12/31/2010       55.132470        58.988316      10,599.1607
  01/01/2011    to  12/31/2011       58.988316        62.084630      13,067.3934
  01/01/2012    to  12/31/2012       62.084630        65.939242      12,255.6698
  01/01/2013    to  12/31/2013       65.939242        64.625314      12,528.5402
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.509437        12.023447       4,688.5300
  01/01/2010    to  12/31/2010       12.023447        14.263184       4,375.5414
  01/01/2011    to  12/31/2011       14.263184        12.858234      18,091.5629
  01/01/2012    to  12/31/2012       12.858234        14.559214      17,474.5589
  01/01/2013    to  12/31/2013       14.559214        19.346860      15,617.5822
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE
  THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
  (CLASS A))
  04/30/2007    to  12/31/2007       16.319840        17.117546       8,819.7751
  01/01/2008    to  12/31/2008       17.117546         9.720309       6,525.0986
  01/01/2009    to  05/01/2009        9.720309         9.257155           0.0000
============   ==== ==========       =========        =========      ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.121702        10.255520       5,365.7315
  01/01/2006    to  12/31/2006       10.255520        10.615850      14,285.1898
  01/01/2007    to  12/31/2007       10.615850        11.015631      24,654.3650
  01/01/2008    to  12/31/2008       11.015631        11.189185     152,090.2443
  01/01/2009    to  12/31/2009       11.189185        11.105901      93,917.2200
  01/01/2010    to  12/31/2010       11.105901        10.995393      18,537.8341
  01/01/2011    to  12/31/2011       10.995393        10.886283      46,333.3603
  01/01/2012    to  12/31/2012       10.886283        10.777371      17,816.3216
  01/01/2013    to  12/31/2013       10.777371        10.670132       9,085.3366
============   ==== ==========       =========        =========     ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.131745        10.094988       6,414.1288
  01/01/2005    to  04/30/2005       10.094988        10.121382           0.0000
============   ==== ==========       =========        =========     ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.846809        12.042432      58,381.8018
  01/01/2005    to  12/31/2005       12.042432        13.131424      59,610.1636
  01/01/2006    to  12/31/2006       13.131424        14.873990      69,905.9149
  01/01/2007    to  12/31/2007       14.873990        15.377827      64,005.6780
  01/01/2008    to  12/31/2008       15.377827         9.217238      84,477.9864
  01/01/2009    to  12/31/2009        9.217238        12.029974     110,403.6800
  01/01/2010    to  12/31/2010       12.029974        13.317732     117,147.1072
  01/01/2011    to  12/31/2011       13.317732        12.634458     111,439.3947
  01/01/2012    to  12/31/2012       12.634458        14.096817      85,607.0157
  01/01/2013    to  12/31/2013       14.096817        18.635946      78,370.7632
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.258648        13.559788       7,818.3659
  01/01/2006    to  12/31/2006       13.559788        13.764069       7,238.9402
  01/01/2007    to  12/31/2007       13.764069        15.178281       7,129.9849
  01/01/2008    to  12/31/2008       15.178281         9.535078       6,228.5834
  01/01/2009    to  12/31/2009        9.535078        13.175010       5,827.9200
  01/01/2010    to  12/31/2010       13.175010        14.519722       4,159.5813
  01/01/2011    to  12/31/2011       14.519722        14.407418       3,878.5476
  01/01/2012    to  12/31/2012       14.407418        16.482288      13,588.1877
  01/01/2013    to  12/31/2013       16.482288        22.312354      13,080.8984
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.763340        12.189481       5,232.7221
  01/01/2005    to  04/30/2005       12.189481        11.226357           0.0000
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.083026         8.799962       2,761.4564
  01/01/2006    to  12/31/2006        8.799962         9.376187       7,517.9186
  01/01/2007    to  12/31/2007        9.376187        10.608761      11,122.8057
  01/01/2008    to  12/31/2008       10.608761         5.677910      15,203.8126
  01/01/2009    to  12/31/2009        5.677910         8.078106      17,220.0000
  01/01/2010    to  12/31/2010        8.078106         8.749268      12,742.8176
  01/01/2011    to  12/31/2011        8.749268         8.542794      13,867.8845
  01/01/2012    to  04/27/2012        8.542794         9.623132           0.0000
============   ==== ==========       =========        =========     ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.842315        11.478554         950.1059
  01/01/2008    to  12/31/2008       11.478554         6.669642       6,237.4583
  01/01/2009    to  12/31/2009        6.669642         8.562873      11,302.6700
  01/01/2010    to  12/31/2010        8.562873        11.135211       9,066.3907
  01/01/2011    to  12/31/2011       11.135211        11.327303      10,360.4703
  01/01/2012    to  12/31/2012       11.327303        12.435686      20,337.5665
  01/01/2013    to  12/31/2013       12.435686        18.268455      18,610.7560
============   ==== ==========       =========        =========     ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.735054        14.331399           0.0000
  01/01/2010    to  12/31/2010       14.331399        17.393988         744.7919
  01/01/2011    to  12/31/2011       17.393988        14.422425       2,164.3526
  01/01/2012    to  12/31/2012       14.422425        16.834589       2,230.2461
  01/01/2013    to  12/31/2013       16.834589        21.267505       1,271.2881
============   ==== ==========       =========        =========     ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.655273        11.616734     159,996.8605
  01/01/2005    to  12/31/2005       11.616734        11.829350     160,234.6801
  01/01/2006    to  12/31/2006       11.829350        13.109581     159,589.6640
  01/01/2007    to  12/31/2007       13.109581        13.512833     150,254.8977
  01/01/2008    to  12/31/2008       13.512833        10.388320     153,048.1592
  01/01/2009    to  12/31/2009       10.388320        12.167473     145,934.0900
  01/01/2010    to  12/31/2010       12.167473        13.226740     138,860.2855
  01/01/2011    to  12/31/2011       13.226740        13.378108     103,085.4576
  01/01/2012    to  12/31/2012       13.378108        14.742042      92,585.6847
  01/01/2013    to  12/31/2013       14.742042        17.324604      80,756.9903
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008   to  12/31/2008       16.620076        11.622060       3,236.8251
   01/01/2009   to  12/31/2009       11.622060        13.875002       8,963.6500
   01/01/2010   to  12/31/2010       13.875002        15.272682      15,726.8826
   01/01/2011   to  12/31/2011       15.272682        15.217651      29,052.5416
   01/01/2012   to  12/31/2012       15.217651        17.523940      27,535.4384
   01/01/2013   to  12/31/2013       17.523940        23.488936      67,869.5682
=============  ==== ==========       =========        =========      ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008   to  12/31/2008       9.99 8904         6.618382      16,846.7851
   01/01/2009   to  12/31/2009       6.61 8382         8.183076      54,617.8900
   01/01/2010   to  12/31/2010       8.18 3076         8.994739      67,284.5847
   01/01/2011   to  12/31/2011       8.99 4739         8.856728      92,920.8332
   01/01/2012   to  12/31/2012       8.85 6728         9.988348      85,118.3026
   01/01/2013   to  04/26/2013       9.98 8348        10.955251           0.0000
=============  ==== ==========       =========        =========      ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013   to  12/31/2013       17.287367        21.646191       5,420.4370
=============  ==== ==========       =========        =========      ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007   to  12/31/2007       18.073257        16.078651       4,308.6673
   01/01/2008   to  12/31/2008       16.078651         9.821475       3,612.6213
   01/01/2009   to  12/31/2009        9.821475        13.298357       3,157.3200
   01/01/2010   to  12/31/2010       13.298357        16.175715       2,711.4933
   01/01/2011   to  12/31/2011       16.175715        15.170154       7,097.6889
   01/01/2012   to  12/31/2012       15.170154        15.812286       6,267.6277
   01/01/2013   to  04/26/2013       15.812286        17.166682           0.0000
=============  ==== ==========       =========        =========      ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004   to  12/31/2004       14.167897        16.597351       2,978.3802
   01/01/2005   to  12/31/2005       16.597351        18.040799       3,064.1207
   01/01/2006   to  12/31/2006       18.040799        20.473063       3,521.7454
   01/01/2007   to  04/27/2007       20.473063        22.286166           0.0000
=============  ==== ==========       =========        =========      ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
  VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006   to  12/31/2006       11.446376        12.155718           0.0000
   01/01/2007   to  04/27/2007       12.155718        13.444837           0.0000
=============  ==== ==========       =========        =========      ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.414748        12.402078      28,573.9629
  01/01/2005    to  12/31/2005       12.402078        13.055956      24,598.9190
  01/01/2006    to  12/31/2006       13.055956        14.591587      22,747.8425
  01/01/2007    to  12/31/2007       14.591587        15.767636      21,547.6697
  01/01/2008    to  12/31/2008       15.767636         9.053666      20,030.1915
  01/01/2009    to  12/31/2009        9.053666        12.821199      16,855.8800
  01/01/2010    to  12/31/2010       12.821199        14.819041      16,425.6222
  01/01/2011    to  12/31/2011       14.819041        14.475998      15,955.7445
  01/01/2012    to  12/31/2012       14.475998        17.007505      15,318.5160
  01/01/2013    to  12/31/2013       17.007505        23.366230      14,683.1422
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.749258        12.780732      27,559.6355
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.742071        13.620605       5,747.5535
  01/01/2005    to  12/31/2005       13.620605        14.930427       5,508.0530
  01/01/2006    to  12/31/2006       14.930427        15.318646       3,808.3089
  01/01/2007    to  12/31/2007       15.318646        16.611118       3,236.5688
  01/01/2008    to  12/31/2008       16.611118        10.472818       2,453.1384
  01/01/2009    to  12/31/2009       10.472818        14.374526       1,740.1000
  01/01/2010    to  12/31/2010       14.374526        19.164575       1,277.9939
  01/01/2011    to  12/31/2011       19.164575        19.248880         540.8847
  01/01/2012    to  12/31/2012       19.248880        22.088033         494.9441
  01/01/2013    to  12/31/2013       22.088033        31.527768         457.0485
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.732557        11.969166       6,311.3433
============   ==== ==========       =========        =========      ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.006707        18.977870         571.4815
  01/01/2011    to  12/31/2011       18.977870        15.656391       3,138.4351
  01/01/2012    to  12/31/2012       15.656391        15.899437       3,707.4082
  01/01/2013    to  12/31/2013       15.899437        17.434193       3,272.1623
============   ==== ==========       =========        =========      ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.069767        13.361506      19,818.1170
  01/01/2005    to  12/31/2005       13.361506        13.957269      25,306.2270
  01/01/2006    to  12/31/2006       13.957269        16.422752      32,318.1652
  01/01/2007    to  12/31/2007       16.422752        16.776787      38,755.9542
  01/01/2008    to  12/31/2008       16.776787        11.436944      39,626.8407
  01/01/2009    to  12/31/2009       11.436944        14.431371      39,051.4600
  01/01/2010    to  12/31/2010       14.431371        16.089023      34,201.8039
  01/01/2011    to  12/31/2011       16.089023        16.235342      26,933.1743
  01/01/2012    to  12/31/2012       16.235342        19.175801      24,318.8974
  01/01/2013    to  12/31/2013       19.175801        25.139148      22,144.3361
============   ==== ==========       =========        =========     ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.530000        13.155404          75.0660
  01/01/2007    to  12/31/2007       13.155404        13.399798           0.0000
  01/01/2008    to  12/31/2008       13.399798         7.851792           0.0000
  01/01/2009    to  12/31/2009        7.851792        10.311487           0.0000
  01/01/2010    to  12/31/2010       10.311487        11.893500         755.2322
  01/01/2011    to  12/31/2011       11.893500        11.095292       7,973.6968
  01/01/2012    to  12/31/2012       11.095292        12.823335       7,313.2349
  01/01/2013    to  12/31/2013       12.823335        16.441887       6,540.8691
============   ==== ==========       =========        =========     ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.580000        12.231114      39,064.2014
  01/01/2007    to  12/31/2007       12.231114        12.699992      33,435.6487
  01/01/2008    to  12/31/2008       12.699992         8.557860     142,058.8022
  01/01/2009    to  12/31/2009        8.557860        10.873527     328,209.8200
  01/01/2010    to  12/31/2010       10.873527        12.227872     519,552.6946
  01/01/2011    to  12/31/2011       12.227872        11.900306     975,043.1743
  01/01/2012    to  12/31/2012       11.900306        13.422564     929,678.7934
  01/01/2013    to  12/31/2013       13.422564        15.869569     879,519.7558
============   ==== ==========       =========        =========     ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.700000        11.256234          85.9172
  01/01/2007    to  12/31/2007       11.256234        11.803275       3,106.6821
  01/01/2008    to  12/31/2008       11.803275         9.272371       8,737.5576
  01/01/2009    to  12/31/2009        9.272371        11.283071      28,227.9300
  01/01/2010    to  12/31/2010       11.283071        12.388705      66,599.7710
  01/01/2011    to  12/31/2011       12.388705        12.483422      70,706.1537
  01/01/2012    to  12/31/2012       12.483422        13.707083      68,773.7509
  01/01/2013    to  12/31/2013       13.707083        14.802840      52,611.5147
============   ==== ==========       =========        =========     ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.210000        12.896228      20,213.1577
  01/01/2007    to  12/31/2007       12.896228        13.367616      19,131.6759
  01/01/2008    to  12/31/2008       13.367616         8.222811      87,142.4339
  01/01/2009    to  12/31/2009        8.222811        10.591300     124,755.4800
  01/01/2010    to  12/31/2010       10.591300        12.110171     128,025.3556
  01/01/2011    to  12/31/2011       12.110171        11.525508     129,042.4543
  01/01/2012    to  12/31/2012       11.525508        13.203954     119,520.1018
  01/01/2013    to  12/31/2013       13.203954        16.460260     190,319.0380
============   ==== ==========       =========        =========     ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998904         7.053061      49,281.8191
  01/01/2009    to  12/31/2009        7.053061         8.976590     120,340.4900
  01/01/2010    to  12/31/2010        8.976590         9.780083     106,526.8052
  01/01/2011    to  12/31/2011        9.780083         9.512516     121,904.2952
  01/01/2012    to  12/31/2012        9.512516        10.935835      98,901.5874
  01/01/2013    to  04/26/2013       10.935835        11.787985           0.0000
============   ==== ==========       =========        =========     ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.110000        11.705995           0.0000
  01/01/2007    to  12/31/2007       11.705995        12.308231           0.0000
  01/01/2008    to  12/31/2008       12.308231         8.965995      23,606.5492
  01/01/2009    to  12/31/2009        8.965995        11.192400     102,812.9000
  01/01/2010    to  12/31/2010       11.192400        12.455050     204,849.0863
  01/01/2011    to  12/31/2011       12.455050        12.316956     397,518.1950
  01/01/2012    to  12/31/2012       12.316956        13.705104     366,229.9358
  01/01/2013    to  12/31/2013       13.705104        15.498972     341,867.2062
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.190500        12.498173       4,058.1817
  01/01/2005    to  12/31/2005       12.498173        14.578096       4,057.9822
  01/01/2006    to  12/31/2006       14.578096        18.490124       3,011.5278
  01/01/2007    to  12/31/2007       18.490124        20.972317       3,011.3643
  01/01/2008    to  12/31/2008       20.972317        12.369963       2,975.4827
  01/01/2009    to  12/31/2009       12.369963        16.546441       2,832.1200
  01/01/2010    to  12/31/2010       16.546441        18.470668       2,832.1225
  01/01/2011    to  12/31/2011       18.470668        17.037403       2,832.1225
  01/01/2012    to  12/31/2012       17.037403        19.467301       2,832.1225
  01/01/2013    to  12/31/2013       19.467301        22.915281       2,832.1225
============   ==== ==========      ==========       ==========     ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.722206        26.659576         854.0275
  01/01/2007    to  12/31/2007       26.659576        30.281524      26,717.7017
  01/01/2008    to  12/31/2008       30.281524        18.451761      50,365.4455
  01/01/2009    to  12/31/2009       18.451761        25.970420      64,602.8900
  01/01/2010    to  12/31/2010       25.970420        28.703555      92,448.6798
  01/01/2011    to  12/31/2011       28.703555        25.867417     102,248.1072
  01/01/2012    to  12/31/2012       25.867417        31.355216     112,378.2785
  01/01/2013    to  12/31/2013       31.355216        40.060947     105,390.4661
============   ==== ==========      ==========       ==========     ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.966507        16.722577       2,625.0213
  01/01/2009    to  12/31/2009       16.722577        26.677912       7,272.9000
  01/01/2010    to  12/31/2010       26.677912        32.300498      17,100.6409
  01/01/2011    to  12/31/2011       32.300498        25.831515      24,035.9921
  01/01/2012    to  12/31/2012       25.831515        30.191546      25,388.4331
  01/01/2013    to  12/31/2013       30.191546        38.305781      27,545.4723
============   ==== ==========      ==========       ==========     ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      181.472192       105.144996       3,023.1020
  01/01/2009    to  12/31/2009      105.144996       144.981141      11,157.4800
  01/01/2010    to  12/31/2010      144.981141       170.183569      17,735.5959
  01/01/2011    to  12/31/2011      170.183569       161.126483      20,065.5902
  01/01/2012    to  12/31/2012      161.126483       187.865200      24,361.0225
  01/01/2013    to  12/31/2013      187.865200       241.743471      23,225.3276
============   ==== ==========      ==========       ==========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.411242        11.032680      33,630.4673
  01/01/2005    to  12/31/2005       11.032680        12.021985      27,293.0000
  01/01/2006    to  12/31/2006       12.021985        14.440866      15,216.0401
  01/01/2007    to  12/31/2007       14.440866        16.489663      13,157.8164
  01/01/2008    to  12/31/2008       16.489663         9.723449      12,447.9672
  01/01/2009    to  12/31/2009        9.723449        13.179483      10,750.3100
  01/01/2010    to  12/31/2010       13.179483        14.131224       9,418.7462
  01/01/2011    to  12/31/2011       14.131224        12.490505       8,608.9271
  01/01/2012    to  12/31/2012       12.490505        14.605526       8,017.9903
  01/01/2013    to  12/31/2013       14.605526        17.764071       7,507.3146
============   ==== ==========       =========        =========      ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.250244        10.621574      26,287.8719
  01/01/2013    to  12/31/2013       10.621574        11.676314      40,205.6752
============   ==== ==========       =========        =========      ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.188104        11.620275       7,837.4955
  01/01/2013    to  12/31/2013       11.620275        11.103392       5,642.4557
============   ==== ==========       =========        =========      ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.004456        10.349237      59,741.8427
  01/01/2013    to  12/31/2013       10.349237        11.291196      87,868.9021
============   ==== ==========       =========        =========      ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.982979        18.931443         984.0100
  01/01/2010    to  12/31/2010       18.931443        21.677654       5,174.0513
  01/01/2011    to  12/31/2011       21.677654        21.943621       5,953.0341
  01/01/2012    to  12/31/2012       21.943621        25.292615      18,560.9257
  01/01/2013    to  12/31/2013       25.292615        27.350723      15,273.8618
============   ==== ==========       =========        =========      ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.321832         8.781903         790.6200
  01/01/2010    to  12/31/2010        8.781903         9.759860       4,404.4786
  01/01/2011    to  12/31/2011        9.759860         9.670227      22,140.1121
  01/01/2012    to  12/31/2012        9.670227        10.837979      24,362.2533
  01/01/2013    to  12/31/2013       10.837979        14.382809      20,004.7248
============   ==== ==========       =========        =========      ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008   to  12/31/2008       17.352176         9.507992         763.0429
   01/01/2009   to  12/31/2009        9.507992        12.670440       5,931.9800
   01/01/2010   to  12/31/2010       12.670440        14.550314       5,919.8744
   01/01/2011   to  12/31/2011       14.550314        13.587507       7,970.0249
   01/01/2012   to  12/31/2012       13.587507        16.930653       8,485.2961
   01/01/2013   to  12/31/2013       16.930653        17.339179       9,273.0043
=============  ==== ==========       =========        =========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011   to  12/31/2011        7.217287         6.554810       4,695.6890
   01/01/2012   to  12/31/2012        6.554810         7.682546      17,198.7042
   01/01/2013   to  12/31/2013        7.682546        11.063557      22,048.1017
=============  ==== ==========       =========        =========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006   to  12/31/2006       10.432648        11.206925       2,780.9851
   01/01/2007   to  12/31/2007       11.206925        10.428992       2,935.4054
   01/01/2008   to  12/31/2008       10.428992         4.681186       3,935.8775
   01/01/2009   to  12/31/2009        4.681186         6.387985           0.0000
   01/01/2010   to  12/31/2010        6.387985         6.781544           0.0000
   01/01/2011   to  04/29/2011        6.781544         7.217940           0.0000
=============  ==== ==========       =========        =========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
  (CLASS B))
   01/01/2004   to  12/31/2004        9.980045        10.973359       2,501.9996
   01/01/2005   to  12/31/2005       10.973359        11.602730       2,414.5821
   01/01/2006   to  04/30/2006       11.602730        12.138227       2,414.5821
=============  ==== ==========       =========        =========     ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012   to  12/31/2012        1.010763         1.050153     183,302.9872
   01/01/2013   to  12/31/2013        1.050153         1.057994     244,376.9701
=============  ==== ==========       =========        =========     ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.999096        10.497002     160,317.7566
  01/01/2006    to  12/31/2006       10.497002        12.049151     367,692.0687
  01/01/2007    to  12/31/2007       12.049151        11.619656     371,955.9999
  01/01/2008    to  12/31/2008       11.619656         7.365130     387,649.8239
  01/01/2009    to  12/31/2009        7.365130         9.221428     449,490.4400
  01/01/2010    to  12/31/2010        9.221428        10.477405     453,574.7040
  01/01/2011    to  12/31/2011       10.477405        10.211381     462,824.7957
  01/01/2012    to  12/31/2012       10.211381        11.969594     497,844.3185
  01/01/2013    to  12/31/2013       11.969594        16.028686     474,449.5525
============   ==== ==========       =========        =========     ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.474137        23.980073     227,425.1135
  01/01/2005    to  12/31/2005       23.980073        25.627080     298,204.8666
  01/01/2006    to  12/31/2006       25.627080        28.433688     306,337.7662
  01/01/2007    to  12/31/2007       28.433688        28.289609     389,746.4838
  01/01/2008    to  12/31/2008       28.289609        17.130207     337,965.7481
  01/01/2009    to  12/31/2009       17.130207        21.438507     306,141.3000
  01/01/2010    to  12/31/2010       21.438507        26.616981     270,508.7799
  01/01/2011    to  12/31/2011       26.616981        25.352836     244,871.0114
  01/01/2012    to  12/31/2012       25.352836        28.759295     221,249.8646
  01/01/2013    to  12/31/2013       28.759295        37.064920     197,741.5113
============   ==== ==========       =========        =========     ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.016911        13.992664     136,860.6166
  01/01/2005    to  12/31/2005       13.992664        14.386504     373,022.1339
  01/01/2006    to  12/31/2006       14.386504        16.328733     449,912.3996
  01/01/2007    to  04/27/2007       16.328733        17.414578           0.0000
============   ==== ==========       =========        =========     ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012817         1.052204     104,966.2895
  01/01/2013    to  12/31/2013        1.052204         1.155031     228,686.4005
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.396747         9.952484      10,814.8877
  01/01/2009    to  12/31/2009        9.952484        12.675954      19,668.7300
  01/01/2010    to  12/31/2010       12.675954        14.950645      32,013.9362
  01/01/2011    to  12/31/2011       14.950645        13.255248      40,016.3315
  01/01/2012    to  12/31/2012       13.255248        15.122983      41,290.0967
  01/01/2013    to  12/31/2013       15.122983        19.878852      39,537.7954
============   ==== ==========       =========        =========     ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.231535        17.364545     287,253.5941
  01/01/2005    to  12/31/2005       17.364545        17.431587     345,119.8562
  01/01/2006    to  12/31/2006       17.431587        18.818584     383,601.7014
  01/01/2007    to  12/31/2007       18.818584        19.830684     405,933.2021
  01/01/2008    to  12/31/2008       19.830684        15.964477     362,197.6756
  01/01/2009    to  12/31/2009       15.964477        21.596182     344,769.8600
  01/01/2010    to  12/31/2010       21.596182        24.129440     319,377.5635
  01/01/2011    to  12/31/2011       24.129440        24.930199     300,167.1119
  01/01/2012    to  12/31/2012       24.930199        27.848347     285,645.6752
  01/01/2013    to  12/31/2013       27.848347        29.741400     267,365.2139
============   ==== ==========       =========        =========     ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.016911        13.992664     136,860.6166
  01/01/2005    to  12/31/2005       13.992664        14.386504     373,022.1339
  01/01/2006    to  12/31/2006       14.386504        16.328733     449,912.3996
  01/01/2007    to  04/27/2007       16.328733        17.414578           0.0000
============   ==== ==========       =========        =========     ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION
  SUB-ACCOUNT (SERIES I))
  01/01/2004    to  12/31/2004       10.738624        11.324574      41,939.0517
  01/01/2005    to  12/31/2005       11.324574        12.190763      35,468.1043
  01/01/2006    to  12/31/2006       12.190763        12.817399      31,752.3802
  01/01/2007    to  04/27/2007       12.817399        13.697022           0.0000
============   ==== ==========       =========        =========     ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988494         9.786860      24,520.2344
  01/01/2012    to  12/31/2012        9.786860        10.104933      77,251.8693
  01/01/2013    to  12/31/2013       10.104933        10.110396      88,816.8421
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.823992        12.262235           0.0000
  01/01/2011    to  12/31/2011       12.262235        12.088232       2,133.6458
  01/01/2012    to  12/31/2012       12.088232        13.663457       8,278.9334
  01/01/2013    to  12/31/2013       13.663457        13.654182       7,612.8152
============   ==== ==========       =========        =========     ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.031484        10.518033     133,981.6113
  01/01/2013    to  12/31/2013       10.518033        11.897008     151,872.8345
============   ==== ==========       =========        =========     ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987702         1.014197           0.0000
  01/01/2013    to  12/31/2013        1.014197         1.132946      15,040.4408
============   ==== ==========       =========        =========     ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.574778         6.239565         588.4248
  01/01/2009    to  12/31/2009        6.239565        10.426242       6,871.7300
  01/01/2010    to  12/31/2010       10.426242        12.751713      34,033.1191
  01/01/2011    to  12/31/2011       12.751713        10.253454      48,011.7312
  01/01/2012    to  12/31/2012       10.253454        12.056920     111,986.1255
  01/01/2013    to  12/31/2013       12.056920        11.331030     123,813.5129
============   ==== ==========       =========        =========     ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.538885        11.279589      37,218.2838
  01/01/2005    to  12/31/2005       11.279589        12.988682     106,473.0510
  01/01/2006    to  12/31/2006       12.988682        16.259580     160,775.1012
  01/01/2007    to  12/31/2007       16.259580        18.218089     130,214.7428
  01/01/2008    to  12/31/2008       18.218089        10.384796     112,724.9287
  01/01/2009    to  12/31/2009       10.384796        13.513406     134,102.7300
  01/01/2010    to  12/31/2010       13.513406        14.889910     167,367.2233
  01/01/2011    to  12/31/2011       14.889910        13.149462     197,398.2460
  01/01/2012    to  12/31/2012       13.149462        15.177722     215,351.1595
  01/01/2013    to  12/31/2013       15.177722        17.902539     207,346.3989
============   ==== ==========       =========        =========     ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.866515         9.860629     185,326.9906
  01/01/2005    to  12/31/2005        9.860629        10.199867     222,217.3539
  01/01/2006    to  12/31/2006       10.199867        10.933051     241,983.2950
  01/01/2007    to  12/31/2007       10.933051        13.351791     220,620.5545
  01/01/2008    to  12/31/2008       13.351791         7.031539     224,268.8533
  01/01/2009    to  12/31/2009        7.031539        10.937669     257,503.1700
  01/01/2010    to  12/31/2010       10.937669        14.289208     275,115.9969
  01/01/2011    to  12/31/2011       14.289208        13.154922     266,800.6655
  01/01/2012    to  12/31/2012       13.154922        14.217885     267,613.1869
  01/01/2013    to  12/31/2013       14.217885        19.550016     246,926.6053
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.721995        17.276603      30,743.2664
  01/01/2006    to  12/31/2006       17.276603        19.882226      96,799.1496
  01/01/2007    to  12/31/2007       19.882226        20.894854      79,947.5509
  01/01/2008    to  12/31/2008       20.894854        12.284057      71,101.7405
  01/01/2009    to  12/31/2009       12.284057        16.985426      64,662.2300
  01/01/2010    to  12/31/2010       16.985426        19.475352      67,136.4731
  01/01/2011    to  12/31/2011       19.475352        17.643661      56,934.8627
  01/01/2012    to  12/31/2012       17.643661        21.144705      49,264.8597
  01/01/2013    to  12/31/2013       21.144705        26.583721     112,103.6741
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998795         6.582886      35,850.1479
  01/01/2009    to  12/31/2009        6.582886         8.634769      77,024.0400
  01/01/2010    to  12/31/2010        8.634769         9.194411      87,459.1056
  01/01/2011    to  12/31/2011        9.194411         8.466840     159,485.8403
  01/01/2012    to  12/31/2012        8.466840        10.233945     141,134.2174
  01/01/2013    to  04/26/2013       10.233945        10.890136           0.0000
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       13.667584        15.684085      11,101.5185
  01/01/2005    to  12/31/2005       15.684085        16.887973      10,061.1785
  01/01/2006    to  12/31/2006       16.887973        20.346562      34,737.4098
  01/01/2007    to  12/31/2007       20.346562        20.595092      51,781.4299
  01/01/2008    to  12/31/2008       20.595092        11.748077      58,687.7248
  01/01/2009    to  12/31/2009       11.748077        15.233609      53,804.0200
  01/01/2010    to  12/31/2010       15.233609        16.181110      48,305.4747
  01/01/2011    to  04/29/2011       16.181110        18.070894           0.0000
============   ==== ==========       =========        =========     ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.934072        13.226244       7,668.8900
  01/01/2010    to  12/31/2010       13.226244        14.096845      31,997.4579
  01/01/2011    to  12/31/2011       14.096845        15.496386      60,381.8406
  01/01/2012    to  12/31/2012       15.496386        16.725501      80,104.9009
  01/01/2013    to  12/31/2013       16.725501        15.008202      74,657.8412
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.779011        12.233448      80,104.6588
  01/01/2005    to  12/31/2005       12.233448        12.371946     142,652.0747
  01/01/2006    to  12/31/2006       12.371946        12.789800     216,892.7740
  01/01/2007    to  12/31/2007       12.789800        13.605991     255,857.1632
  01/01/2008    to  12/31/2008       13.605991        13.511884     267,247.6611
  01/01/2009    to  12/31/2009       13.511884        15.773437     356,207.5900
  01/01/2010    to  12/31/2010       15.773437        16.875567     419,720.4335
  01/01/2011    to  12/31/2011       16.875567        17.220479     474,539.8745
  01/01/2012    to  12/31/2012       17.220479        18.610074     494,763.1111
  01/01/2013    to  12/31/2013       18.610074        18.053936     479,981.3250
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       14.747867        14.370627       3,331.0896
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.800160        15.226762      46,820.8906
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.914665        20.470267       1,985.9636
  01/01/2007    to  12/31/2007       20.470267        21.258406       5,158.7439
  01/01/2008    to  12/31/2008       21.258406        14.121239       9,439.1989
  01/01/2009    to  12/31/2009       14.121239        17.302737     174,895.4700
  01/01/2010    to  12/31/2010       17.302737        19.889677     155,022.2944
  01/01/2011    to  12/31/2011       19.889677        18.777951     156,621.6223
  01/01/2012    to  12/31/2012       18.777951        20.538308     169,415.7375
  01/01/2013    to  12/31/2013       20.538308        27.032652     150,129.5176
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
  SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.647156        11.479006     232,896.5182
  01/01/2005    to  12/31/2005       11.479006        11.978611     408,504.2783
  01/01/2006    to  12/31/2006       11.978611        13.013062     472,899.0574
  01/01/2007    to  12/31/2007       13.013062        12.828396     426,150.8584
  01/01/2008    to  12/31/2008       12.828396         7.561201     345,129.1715
  01/01/2009    to  05/01/2009        7.561201         7.483764           0.0000
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
  INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       15.220437        16.430494      28,139.0908
============   ==== ==========       =========        =========     ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.791557        19.558566       1,347.6396
  01/01/2007    to  12/31/2007       19.558566        20.629143       9,590.1852
  01/01/2008    to  12/31/2008       20.629143        18.211245      16,482.6226
  01/01/2009    to  12/31/2009       18.211245        23.971807      11,074.8500
  01/01/2010    to  12/31/2010       23.971807        26.596366      12,619.2817
  01/01/2011    to  12/31/2011       26.596366        27.260731      17,420.3647
  01/01/2012    to  12/31/2012       27.260731        30.095190      15,205.5083
  01/01/2013    to  12/31/2013       30.095190        30.225754      15,729.6984
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.805186        10.994363       9,169.5556
  01/01/2013    to  12/31/2013       10.994363        10.382642       5,756.6781
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216932        10.775838           0.0000
============   ==== ==========       =========        =========     ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010795         1.070353      84,800.1456
  01/01/2013    to  12/31/2013        1.070353         1.165682     180,029.3673
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009   to  12/31/2009        8.193815        10.132255         175.3200
   01/01/2010   to  12/31/2010       10.132255        11.439863       5,155.5723
   01/01/2011   to  12/31/2011       11.439863        11.074069       7,495.1305
   01/01/2012   to  12/31/2012       11.074069        12.598704       4,966.8649
   01/01/2013   to  12/31/2013       12.598704        14.712856      21,150.7298
=============  ==== ==========       =========        =========     ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009   to  12/31/2009        8.901090        10.691156      15,869.7100
   01/01/2010   to  12/31/2010       10.691156        11.868390     115,918.6281
   01/01/2011   to  12/31/2011       11.868390        11.863369     153,382.1475
   01/01/2012   to  12/31/2012       11.863369        13.240070     174,954.7079
   01/01/2013   to  12/31/2013       13.240070        14.788629     174,758.4032
=============  ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004   to  12/31/2004       45.328708        50.401968       8,015.3957
   01/01/2005   to  12/31/2005       50.401968        51.684722       7,228.7736
   01/01/2006   to  12/31/2006       51.684722        60.336328       5,917.7195
   01/01/2007   to  12/31/2007       60.336328        62.067821       5,343.8675
   01/01/2008   to  12/31/2008       62.067821        39.169677       5,149.0376
   01/01/2009   to  12/31/2009       39.169677        45.975717       4,734.3900
   01/01/2010   to  12/31/2010       45.975717        53.352159       3,962.8737
   01/01/2011   to  12/31/2011       53.352159        50.781434       3,435.7757
   01/01/2012   to  12/31/2012       50.781434        59.399973       3,174.6425
   01/01/2013   to  12/31/2013       59.399973        78.778302       2,697.8155
=============  ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004   to  04/30/2004       10.390772        10.209980      39,705.6566
=============  ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004   to  04/30/2004       10.347907        10.156984         662.0562
=============  ==== ==========       =========        =========     ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       43.427104        48.382769     298,375.4336
  01/01/2005    to  12/31/2005       48.382769        49.478075     328,256.8049
  01/01/2006    to  12/31/2006       49.478075        57.641789     330,831.4312
  01/01/2007    to  12/31/2007       57.641789        59.129447     307,854.3323
  01/01/2008    to  12/31/2008       59.129447        37.234451     283,914.9180
  01/01/2009    to  12/31/2009       37.234451        43.600855     266,482.8500
  01/01/2010    to  12/31/2010       43.600855        50.463271     249,521.6731
  01/01/2011    to  12/31/2011       50.463271        47.910779     225,827.2197
  01/01/2012    to  12/31/2012       47.910779        55.902896     193,557.6376
  01/01/2013    to  12/31/2013       55.902896        73.966413     173,124.4244
============   ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       13.193597        13.419683       3,874.9054
============   ==== ==========       =========        =========     ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.284229        12.400569       8,748.4384
  01/01/2005    to  12/31/2005       12.400569        12.906549      18,803.2763
  01/01/2006    to  12/31/2006       12.906549        14.796893      18,334.1721
  01/01/2007    to  12/31/2007       14.796893        13.750403      11,428.0666
  01/01/2008    to  12/31/2008       13.750403         8.336821      10,287.4833
  01/01/2009    to  12/31/2009        8.336821        10.703805       4,134.3900
  01/01/2010    to  04/30/2010       10.703805        11.447024           0.0000
============   ==== ==========       =========        =========     ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.155084         7.172606       3,407.3804
  01/01/2005    to  12/31/2005        7.172606         8.132030       1,823.4997
  01/01/2006    to  12/31/2006        8.132030         8.539112       1,817.6953
  01/01/2007    to  12/31/2007        8.539112         9.934760       1,812.2843
  01/01/2008    to  12/31/2008        9.934760         5.920119       1,805.4443
  01/01/2009    to  12/31/2009        5.920119         8.517916       1,795.6900
  01/01/2010    to  12/31/2010        8.517916        10.757025       1,787.7810
  01/01/2011    to  12/31/2011       10.757025        10.464296       1,781.4236
  01/01/2012    to  12/31/2012       10.464296        11.765324       1,774.2742
  01/01/2013    to  12/31/2013       11.765324        15.893166       1,768.2280
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.648299        14.758645       8,438.3129
  01/01/2005    to  12/31/2005       14.758645        17.164845       7,108.0368
  01/01/2006    to  12/31/2006       17.164845        19.732584       6,794.2387
  01/01/2007    to  12/31/2007       19.732584        21.480643       5,670.0720
  01/01/2008    to  12/31/2008       21.480643        11.845929       5,492.5573
  01/01/2009    to  12/31/2009       11.845929        14.280563       5,072.1400
  01/01/2010    to  12/31/2010       14.280563        15.093434       2,822.3726
  01/01/2011    to  12/31/2011       15.093434        11.923140       2,572.2986
  01/01/2012    to  12/31/2012       11.923140        14.075871         223.5682
  01/01/2013    to  12/31/2013       14.075871        16.029356         223.4130
============   ==== ==========       =========        =========      ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.566876        16.869517         837.7592
============   ==== ==========       =========        =========      ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       48.020879        48.322430         904.3049
  01/01/2006    to  12/31/2006       48.322430        49.772497       3,614.0364
  01/01/2007    to  12/31/2007       49.772497        52.189549       8,010.8610
  01/01/2008    to  12/31/2008       52.189549        49.725321      14,199.6629
  01/01/2009    to  12/31/2009       49.725321        53.697855      23,330.7600
  01/01/2010    to  12/31/2010       53.697855        57.395957      32,312.4529
  01/01/2011    to  12/31/2011       57.395957        60.348488      34,949.3785
  01/01/2012    to  12/31/2012       60.348488        64.030912      37,539.0098
  01/01/2013    to  12/31/2013       64.030912        62.692272      38,093.7436
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.381179        11.853468      17,053.1900
  01/01/2010    to  12/31/2010       11.853468        14.047502      14,621.3271
  01/01/2011    to  12/31/2011       14.047502        12.651159      14,516.5698
  01/01/2012    to  12/31/2012       12.651159        14.310357      15,962.7528
  01/01/2013    to  12/31/2013       14.310357        18.997171      14,320.1292
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE
  THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
  (CLASS A))
  04/30/2007    to  12/31/2007       16.132242        16.909426      23,414.7555
  01/01/2008    to  12/31/2008       16.909426         9.592474      21,021.9638
  01/01/2009    to  05/01/2009        9.592474         9.132372           0.0000
============   ==== ==========       =========        =========      ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.081599        10.208117      12,545.8260
  01/01/2006    to  12/31/2006       10.208117        10.556250       3,305.0050
  01/01/2007    to  12/31/2007       10.556250        10.942779      37,941.5928
  01/01/2008    to  12/31/2008       10.942779        11.104044      97,246.2866
  01/01/2009    to  12/31/2009       11.104044        11.010377      44,374.5600
  01/01/2010    to  12/31/2010       11.010377        10.889923      66,491.1281
  01/01/2011    to  12/31/2011       10.889923        10.771111      10,785.6987
  01/01/2012    to  12/31/2012       10.771111        10.652632      37,641.1067
  01/01/2013    to  12/31/2013       10.652632        10.536092      14,416.2112
============   ==== ==========       =========        =========     ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.105101        10.058352       1,033.4637
  01/01/2005    to  04/30/2005       10.058352        10.081364           0.0000
============   ==== ==========       =========        =========     ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.828724        12.010311      49,943.1930
  01/01/2005    to  12/31/2005       12.010311        13.083356     161,677.2184
  01/01/2006    to  12/31/2006       13.083356        14.804780     247,697.8200
  01/01/2007    to  12/31/2007       14.804780        15.290893     233,692.5299
  01/01/2008    to  12/31/2008       15.290893         9.155914     234,006.3145
  01/01/2009    to  12/31/2009        9.155914        11.937991     268,250.0700
  01/01/2010    to  12/31/2010       11.937991        13.202704     271,292.4515
  01/01/2011    to  12/31/2011       13.202704        12.512834     260,916.5997
  01/01/2012    to  12/31/2012       12.512834        13.947089     241,699.6456
  01/01/2013    to  12/31/2013       13.947089        18.419592     215,426.1124
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.236109        13.523685      40,408.8027
  01/01/2006    to  12/31/2006       13.523685        13.713734      39,324.7893
  01/01/2007    to  12/31/2007       13.713734        15.107575      30,282.2146
  01/01/2008    to  12/31/2008       15.107575         9.481120      22,036.4484
  01/01/2009    to  12/31/2009        9.481120        13.087368      18,501.3300
  01/01/2010    to  12/31/2010       13.087368        14.408728      13,859.0259
  01/01/2011    to  12/31/2011       14.408728        14.283021      13,583.5856
  01/01/2012    to  12/31/2012       14.283021        16.323563      79,350.4957
  01/01/2013    to  12/31/2013       16.323563        22.075411      70,776.7712
============   ==== ==========       =========        =========     ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.755493        12.169148      32,009.1572
  01/01/2005    to  04/30/2005       12.169148        11.203975           0.0000
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.048983         8.757094      76,380.1411
  01/01/2006    to  12/31/2006        8.757094         9.321209     166,309.5418
  01/01/2007    to  12/31/2007        9.321209        10.535958     154,809.3461
  01/01/2008    to  12/31/2008       10.535958         5.633273     153,733.7493
  01/01/2009    to  12/31/2009        5.633273         8.006591     134,782.4300
  01/01/2010    to  12/31/2010        8.006591         8.663150     122,613.2254
  01/01/2011    to  12/31/2011        8.663150         8.450271     117,348.3445
  01/01/2012    to  04/27/2012        8.450271         9.515810           0.0000
============   ==== ==========       =========        =========     ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.771474        11.402231      11,335.5831
  01/01/2008    to  12/31/2008       11.402231         6.618632      32,360.4127
  01/01/2009    to  12/31/2009        6.618632         8.488888      59,884.5800
  01/01/2010    to  12/31/2010        8.488888        11.027984      53,364.2471
  01/01/2011    to  12/31/2011       11.027984        11.207032      48,719.3721
  01/01/2012    to  12/31/2012       11.207032        12.291285      43,504.0240
  01/01/2013    to  12/31/2013       12.291285        18.038295      39,662.9147
============   ==== ==========       =========        =========     ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.729574        14.314645           0.0000
  01/01/2010    to  12/31/2010       14.314645        17.356315           0.0000
  01/01/2011    to  12/31/2011       17.356315        14.376812       1,652.7560
  01/01/2012    to  12/31/2012       14.376812        16.764492       3,096.0693
  01/01/2013    to  12/31/2013       16.764492        21.157799       2,952.4198
============   ==== ==========       =========        =========     ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.633893        11.585744     158,595.8747
  01/01/2005    to  12/31/2005       11.585744        11.786038     333,084.8008
  01/01/2006    to  12/31/2006       11.786038        13.048568     474,844.2018
  01/01/2007    to  12/31/2007       13.048568        13.436432     435,253.7958
  01/01/2008    to  12/31/2008       13.436432        10.319217     402,718.9476
  01/01/2009    to  12/31/2009       10.319217        12.074456     427,143.5700
  01/01/2010    to  12/31/2010       12.074456        13.112514     395,972.2671
  01/01/2011    to  12/31/2011       13.112514        13.249349     369,839.0415
  01/01/2012    to  12/31/2012       13.249349        14.585488     342,208.4227
  01/01/2013    to  12/31/2013       14.585488        17.123499     314,847.0405
============   ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008   to  12/31/2008       16.458311        11.501128       4,308.8914
   01/01/2009   to  12/31/2009       11.501128        13.716900      46,957.2100
   01/01/2010   to  12/31/2010       13.716900        15.083573     119,909.1088
   01/01/2011   to  12/31/2011       15.083573        15.014230     171,559.8916
   01/01/2012   to  12/31/2012       15.014230        17.272323     202,150.6223
   01/01/2013   to  12/31/2013       17.272323        23.128548     405,628.9778
=============  ==== ==========       =========        =========     ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008   to  12/31/2008        9.998795         6.613817      58,198.4506
   01/01/2009   to  12/31/2009        6.613817         8.169258     233,898.6000
   01/01/2010   to  12/31/2010        8.169258         8.970582     373,731.7390
   01/01/2011   to  12/31/2011        8.970582         8.824129     452,544.6347
   01/01/2012   to  12/31/2012        8.824129         9.941586     430,658.6230
   01/01/2013   to  04/26/2013        9.941586        10.900499           0.0000
=============  ==== ==========       =========        =========     ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013   to  12/31/2013       17.088640        21.382962      30,065.8954
=============  ==== ==========       =========        =========     ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007   to  12/31/2007       17.973122        15.978833      31,008.4362
   01/01/2008   to  12/31/2008       15.978833         9.750694      32,190.6397
   01/01/2009   to  12/31/2009        9.750694        13.189322      36,489.1600
   01/01/2010   to  12/31/2010       13.189322        16.027070      32,959.7409
   01/01/2011   to  12/31/2011       16.027070        15.015749      37,240.6155
   01/01/2012   to  12/31/2012       15.015749        15.635612      33,526.1945
   01/01/2013   to  04/26/2013       15.635612        16.969481           0.0000
=============  ==== ==========       =========        =========     ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004   to  12/31/2004       14.130628        16.537110      15,468.2836
   01/01/2005   to  12/31/2005       16.537110        17.957419      18,347.2949
   01/01/2006   to  12/31/2006       17.957419        20.358139      25,900.1704
   01/01/2007   to  04/27/2007       20.358139        22.153848           0.0000
=============  ==== ==========       =========        =========     ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
  VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006   to  12/31/2006       11.434533        12.135092       1,835.1165
   01/01/2007   to  04/27/2007       12.135092        13.417654           0.0000
=============  ==== ==========       =========        =========     ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.352309        12.326065      25,942.8261
  01/01/2005    to  12/31/2005       12.326065        12.963011      23,811.0264
  01/01/2006    to  12/31/2006       12.963011        14.473274      18,288.4390
  01/01/2007    to  12/31/2007       14.473274        15.624073      15,065.9960
  01/01/2008    to  12/31/2008       15.624073         8.962214      13,148.2772
  01/01/2009    to  12/31/2009        8.962214        12.679013      11,161.7500
  01/01/2010    to  12/31/2010       12.679013        14.640065      11,117.7439
  01/01/2011    to  12/31/2011       14.640065        14.286898      11,062.5815
  01/01/2012    to  12/31/2012       14.286898        16.768479       9,565.5200
  01/01/2013    to  12/31/2013       16.768479        23.014827       9,298.6561
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.715722        12.742926      25,167.1184
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.650986        13.514275       8,861.3605
  01/01/2005    to  12/31/2005       13.514275        14.799121       7,737.5884
  01/01/2006    to  12/31/2006       14.799121        15.168787       6,820.2613
  01/01/2007    to  12/31/2007       15.168787        16.432087       6,734.6661
  01/01/2008    to  12/31/2008       16.432087        10.349531       6,823.1196
  01/01/2009    to  12/31/2009       10.349531        14.191110       6,713.2200
  01/01/2010    to  12/31/2010       14.191110        18.901155       6,489.8472
  01/01/2011    to  12/31/2011       18.901155        18.965359       6,252.1286
  01/01/2012    to  12/31/2012       18.965359        21.740831       5,434.6350
  01/01/2013    to  12/31/2013       21.740831        31.001200       5,141.8191
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.701703        11.933771       9,496.0950
============   ==== ==========       =========        =========      ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.982610        18.936740          81.7250
  01/01/2011    to  12/31/2011       18.936740        15.606858       2,344.8955
  01/01/2012    to  12/31/2012       15.606858        15.833204       2,404.3204
  01/01/2013    to  12/31/2013       15.833204        17.344211       2,177.5101
============   ==== ==========       =========        =========      ===========

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT         UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD        END OF PERIOD
                               ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.061714        13.339217      54,344.0530
  01/01/2005    to  12/31/2005       13.339217        13.920106     138,956.6990
  01/01/2006    to  12/31/2006       13.920106        16.362710     207,563.3905
  01/01/2007    to  12/31/2007       16.362710        16.698655     196,198.2331
  01/01/2008    to  12/31/2008       16.698655        11.372242     163,467.9541
  01/01/2009    to  12/31/2009       11.372242        14.335384     146,149.0400
  01/01/2010    to  12/31/2010       14.335384        15.966049     126,663.8755
  01/01/2011    to  12/31/2011       15.966049        16.095177     111,607.6294
  01/01/2012    to  12/31/2012       16.095177        18.991155      97,696.7015
  01/01/2013    to  12/31/2013       18.991155        24.872213      84,636.4192
============   ==== ==========       =========        =========   ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.510000        13.127114           0.0000
  01/01/2007    to  12/31/2007       13.127114        13.357542           0.0000
  01/01/2008    to  12/31/2008       13.357542         7.819162      13,832.9298
  01/01/2009    to  12/31/2009        7.819162        10.258369      13,823.9700
  01/01/2010    to  12/31/2010       10.258369        11.820418      19,126.8667
  01/01/2011    to  12/31/2011       11.820418        11.016109      20,753.3718
  01/01/2012    to  12/31/2012       11.016109        12.719031      23,316.8112
  01/01/2013    to  12/31/2013       12.719031        16.291859      22,574.9089
============   ==== ==========       =========        =========   ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.570000        12.204809      83,155.8422
  01/01/2007    to  12/31/2007       12.204809        12.659942     281,808.2421
  01/01/2008    to  12/31/2008       12.659942         8.522303     511,915.2578
  01/01/2009    to  12/31/2009        8.522303        10.817527     835,310.3900
  01/01/2010    to  12/31/2010       10.817527        12.152748   1,418,256.8798
  01/01/2011    to  12/31/2011       12.152748        11.815397   1,790,437.4571
  01/01/2012    to  12/31/2012       11.815397        13.313405   1,924,436.9693
  01/01/2013    to  12/31/2013       13.313405        15.724783   1,845,117.0943
============   ==== ==========       =========        =========   ==============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.680000        11.232022           0.0000
  01/01/2007    to  12/31/2007       11.232022        11.766050       4,255.7587
  01/01/2008    to  12/31/2008       11.766050         9.233853      42,515.6039
  01/01/2009    to  12/31/2009        9.233853        11.224974      86,834.5800
  01/01/2010    to  12/31/2010       11.224974        12.312603     161,537.5026
  01/01/2011    to  12/31/2011       12.312603        12.394368     327,895.4063
  01/01/2012    to  12/31/2012       12.394368        13.595627     399,837.5884
  01/01/2013    to  12/31/2013       13.595627        14.667800     371,226.9929
============   ==== ==========       =========        =========     ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.190000        12.868494      23,693.5256
  01/01/2007    to  12/31/2007       12.868494        13.325461     217,892.2133
  01/01/2008    to  12/31/2008       13.325461         8.188642     546,880.6789
  01/01/2009    to  12/31/2009        8.188642        10.536745     623,248.2900
  01/01/2010    to  12/31/2010       10.536745        12.035762     583,798.0600
  01/01/2011    to  12/31/2011       12.035762        11.443261     544,205.2968
  01/01/2012    to  12/31/2012       11.443261        13.096560     527,857.0138
  01/01/2013    to  12/31/2013       13.096560        16.310072     474,211.9099
============   ==== ==========       =========        =========     ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998795         7.048200      28,868.9180
  01/01/2009    to  12/31/2009        7.048200         8.961439      60,845.4900
  01/01/2010    to  12/31/2010        8.961439         9.753824      73,760.5909
  01/01/2011    to  12/31/2011        9.753824         9.477509      69,645.2048
  01/01/2012    to  12/31/2012        9.477509        10.884645      77,389.7933
  01/01/2013    to  04/26/2013       10.884645        11.729079           0.0000
============   ==== ==========       =========        =========     ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.090000        11.680817         479.9286
  01/01/2007    to  12/31/2007       11.680817        12.269415      68,750.7028
  01/01/2008    to  12/31/2008       12.269415         8.928746     152,524.5049
  01/01/2009    to  12/31/2009        8.928746        11.134765     368,485.1300
  01/01/2010    to  12/31/2010       11.134765        12.378537     600,380.8171
  01/01/2011    to  12/31/2011       12.378537        12.229083     829,523.3534
  01/01/2012    to  12/31/2012       12.229083        13.593658     963,720.5350
  01/01/2013    to  12/31/2013       13.593658        15.357577     887,642.4169
============   ==== ==========       =========        =========     ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.477872        26.403013         511.9032
  01/01/2007    to  12/31/2007       26.403013        29.959974      12,659.7864
  01/01/2008    to  12/31/2008       29.959974        18.237496      15,637.0800
  01/01/2009    to  12/31/2009       18.237496        25.643207      22,752.3600
  01/01/2010    to  12/31/2010       25.643207        28.313616      20,304.9046
  01/01/2011    to  12/31/2011       28.313616        25.490543      20,917.9734
  01/01/2012    to  12/31/2012       25.490543        30.867370      18,099.1570
  01/01/2013    to  12/31/2013       30.867370        39.398270      17,144.2897
============   ==== ==========      ==========       ==========      ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.638497        16.544941       1,022.0961
  01/01/2009    to  12/31/2009       16.544941        26.368172       3,680.3900
  01/01/2010    to  12/31/2010       26.368172        31.893619       4,714.7552
  01/01/2011    to  12/31/2011       31.893619        25.480657       4,297.7663
  01/01/2012    to  12/31/2012       25.480657        29.751561       2,198.1088
  01/01/2013    to  12/31/2013       29.751561        37.709861       1,921.5493
============   ==== ==========      ==========       ==========      ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      177.128567       102.558578         255.1895
  01/01/2009    to  12/31/2009      102.558578       141.273523       3,643.5700
  01/01/2010    to  12/31/2010      141.273523       165.665919       4,015.0286
  01/01/2011    to  12/31/2011      165.665919       156.692826       3,775.0525
  01/01/2012    to  12/31/2012      156.692826       182.512355       3,179.6498
  01/01/2013    to  12/31/2013      182.512355       234.620949       2,965.0758
============   ==== ==========      ==========       ==========      ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.239916        10.603757         700.8699
  01/01/2013    to  12/31/2013       10.603757        11.645083         692.6845
============   ==== ==========      ==========       ==========      ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.176534        11.600474           0.0000
  01/01/2013    to  12/31/2013       11.600474        11.073393           0.0000
============   ==== ==========      ==========       ==========      ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.994375        10.331875       1,793.3757
  01/01/2013    to  12/31/2013       10.331875        11.260993       1,790.7953
============   ==== ==========      ==========       ==========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.794186        18.680579           0.0000
  01/01/2010    to  12/31/2010       18.680579        21.369041           0.0000
  01/01/2011    to  12/31/2011       21.369041        21.609664       1,406.3735
  01/01/2012    to  12/31/2012       21.609664        24.882680       5,452.6762
  01/01/2013    to  12/31/2013       24.882680        26.880551       1,762.4865
============   ==== ==========       =========        =========       ==========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.240816         8.679011           0.0000
  01/01/2010    to  12/31/2010        8.679011         9.635881           0.0000
  01/01/2011    to  12/31/2011        9.635881         9.537864           0.0000
  01/01/2012    to  12/31/2012        9.537864        10.678898           0.0000
  01/01/2013    to  12/31/2013       10.678898        14.157547           0.0000
============   ==== ==========       =========        =========       ==========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.282988         9.463640           0.0000
  01/01/2009    to  12/31/2009        9.463640        12.598729           0.0000
  01/01/2010    to  12/31/2010       12.598729        14.453529         181.6756
  01/01/2011    to  12/31/2011       14.453529        13.483660         181.6756
  01/01/2012    to  12/31/2012       13.483660        16.784388         181.6756
  01/01/2013    to  12/31/2013       16.784388        17.172204         384.6960
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        7.177639         6.514475           0.0000
  01/01/2012    to  12/31/2012        6.514475         7.627603           0.0000
  01/01/2013    to  12/31/2013        7.627603        10.973469         359.6377
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.427445        11.193911           0.0000
  01/01/2007    to  12/31/2007       11.193911        10.406406           0.0000
  01/01/2008    to  12/31/2008       10.406406         4.666345           0.0000
  01/01/2009    to  12/31/2009        4.666345         6.361367           0.0000
  01/01/2010    to  12/31/2010        6.361367         6.746544           0.0000
  01/01/2011    to  04/29/2011        6.746544         7.178347           0.0000
============   ==== ==========       =========        =========       ==========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.049432           0.0000
  01/01/2013    to  12/31/2013        1.049432         1.056210           0.0000
============   ==== ==========       =========        =========       ==========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.999014        10.489961      32,191.9966
  01/01/2006    to  12/31/2006       10.489961        12.029069      81,141.7774
  01/01/2007    to  12/31/2007       12.029069        11.588629     104,694.7829
  01/01/2008    to  12/31/2008       11.588629         7.338082     124,516.5184
  01/01/2009    to  12/31/2009        7.338082         9.178380     128,813.7900
  01/01/2010    to  12/31/2010        9.178380        10.418081     106,346.9319
  01/01/2011    to  12/31/2011       10.418081        10.143432     107,265.4541
  01/01/2012    to  12/31/2012       10.143432        11.878003      94,335.3489
  01/01/2013    to  12/31/2013       11.878003        15.890152      85,865.7027
============   ==== ==========       =========        =========     ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.451003        23.858526      14,089.9423
  01/01/2005    to  12/31/2005       23.858526        25.471778      46,393.7288
  01/01/2006    to  12/31/2006       25.471778        28.233207      56,528.9123
  01/01/2007    to  12/31/2007       28.233207        28.061908      96,847.0890
  01/01/2008    to  12/31/2008       28.061908        16.975258      82,754.2065
  01/01/2009    to  12/31/2009       16.975258        21.223354      72,134.6700
  01/01/2010    to  12/31/2010       21.223354        26.323561      44,494.0046
  01/01/2011    to  12/31/2011       26.323561        25.048337      42,501.3468
  01/01/2012    to  12/31/2012       25.048337        28.385345      37,146.9917
  01/01/2013    to  12/31/2013       28.385345        36.546442      32,973.6350
============   ==== ==========       =========        =========     ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.344895        13.969318      48,978.3817
  01/01/2005    to  12/31/2005       13.969318        14.348187     102,596.1527
  01/01/2006    to  12/31/2006       14.348187        16.269014     114,496.0186
  01/01/2007    to  04/27/2007       16.269014        17.345236           0.0000
============   ==== ==========       =========        =========     ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012801         1.051481       7,076.3513
  01/01/2013    to  12/31/2013        1.051481         1.153085       7,000.1998
============   ==== ==========       =========        =========     ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.356747         9.916036         225.6304
  01/01/2009    to  12/31/2009        9.916036        12.616907       1,813.4700
  01/01/2010    to  12/31/2010       12.616907        14.866147       1,561.6379
  01/01/2011    to  12/31/2011       14.866147        13.167179       1,521.7537
  01/01/2012    to  12/31/2012       13.167179        15.007419         873.0539
  01/01/2013    to  12/31/2013       15.007419        19.707251       1,012.7292
============   ==== ==========       =========        =========     ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.210564        17.294349      18,050.7008
  01/01/2005    to  12/31/2005       17.294349        17.343814      47,963.7047
  01/01/2006    to  12/31/2006       17.343814        18.705167      57,629.9909
  01/01/2007    to  12/31/2007       18.705167        19.691361      82,558.3545
  01/01/2008    to  12/31/2008       19.691361        15.836422      84,365.3246
  01/01/2009    to  12/31/2009       15.836422        21.401572      64,982.9800
  01/01/2010    to  12/31/2010       21.401572        23.888123      46,905.4734
  01/01/2011    to  12/31/2011       23.888123        24.656279      44,397.5325
  01/01/2012    to  12/31/2012       24.656279        27.514705      38,213.8043
  01/01/2013    to  12/31/2013       27.514705        29.355720      32,042.3251
============   ==== ==========       =========        =========     ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.344895        13.969318      48,978.3817
  01/01/2005    to  12/31/2005       13.969318        14.348187     102,596.1527
  01/01/2006    to  12/31/2006       14.348187        16.269014     114,496.0186
  01/01/2007    to  04/27/2007       16.269014        17.345236           0.0000
============   ==== ==========       =========        =========     ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988357         9.780240       2,609.4352
  01/01/2012    to  12/31/2012        9.780240        10.087954       4,164.6523
  01/01/2013    to  12/31/2013       10.087954        10.083321       8,404.8026
============   ==== ==========       =========        =========     ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.812089        12.241778           0.0000
  01/01/2011    to  12/31/2011       12.241778        12.056036         232.0402
  01/01/2012    to  12/31/2012       12.056036        13.613379         232.2765
  01/01/2013    to  12/31/2013       13.613379        13.590543         252.5763
============   ==== ==========       =========        =========     ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.021377        10.500390       2,831.0764
  01/01/2013    to  12/31/2013       10.500390        11.865187       2,729.2074
============   ==== ==========       =========        =========     ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.080787         1.131631           0.0000
============   ==== ==========       =========        =========     ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.547623         6.222847           0.0000
  01/01/2009    to  12/31/2009        6.222847        10.387923       1,959.1400
  01/01/2010    to  12/31/2010       10.387923        12.692175       1,135.8077
  01/01/2011    to  12/31/2011       12.692175        10.195390       1,428.4727
  01/01/2012    to  12/31/2012       10.195390        11.976605       1,495.9829
  01/01/2013    to  12/31/2013       11.976605        11.244299       1,766.4925
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.809364        11.277964       8,247.0777
  01/01/2005    to  12/31/2005       11.277964        12.973872      29,891.0683
  01/01/2006    to  12/31/2006       12.973872        16.224858      35,944.9440
  01/01/2007    to  12/31/2007       16.224858        18.160914      38,252.2323
  01/01/2008    to  12/31/2008       18.160914        10.341804      34,263.3539
  01/01/2009    to  12/31/2009       10.341804        13.444012      37,027.5400
  01/01/2010    to  12/31/2010       13.444012        14.798665      37,907.7710
  01/01/2011    to  12/31/2011       14.798665        13.055834      36,320.1714
  01/01/2012    to  12/31/2012       13.055834        15.054520      32,794.2062
  01/01/2013    to  12/31/2013       15.054520        17.739484      29,260.8956
============   ==== ==========       =========        =========      ===========
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.841411         9.830761       9,068.1569
  01/01/2005    to  12/31/2005        9.830761        10.158837      21,267.0146
  01/01/2006    to  12/31/2006       10.158837        10.878214      22,857.8155
  01/01/2007    to  12/31/2007       10.878214        13.271475      33,991.3723
  01/01/2008    to  12/31/2008       13.271475         6.982214      34,985.6352
  01/01/2009    to  12/31/2009        6.982214        10.850095      44,421.0400
  01/01/2010    to  12/31/2010       10.850095        14.160656      36,003.7626
  01/01/2011    to  12/31/2011       14.160656        13.023568      35,185.7057
  01/01/2012    to  12/31/2012       13.023568        14.061774      33,813.8252
  01/01/2013    to  12/31/2013       14.061774        19.316059      31,281.3694
============   ==== ==========       =========        =========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.602206        17.124681      11,118.0333
  01/01/2006    to  12/31/2006       17.124681        19.687749      38,678.3863
  01/01/2007    to  12/31/2007       19.687749        20.669678      35,982.2890
  01/01/2008    to  12/31/2008       20.669678        12.139469      37,463.7655
  01/01/2009    to  12/31/2009       12.139469        16.768728      23,705.7300
  01/01/2010    to  12/31/2010       16.768728        19.207697      18,049.2884
  01/01/2011    to  12/31/2011       19.207697        17.383811      16,578.3119
  01/01/2012    to  12/31/2012       17.383811        20.812377      15,049.6927
  01/01/2013    to  12/31/2013       20.812377        26.139780      21,651.6800
============   ==== ==========       =========        =========      ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998685         6.578349           0.0000
  01/01/2009    to  12/31/2009        6.578349         8.620196       9,525.8000
  01/01/2010    to  12/31/2010        8.620196         9.169730       9,207.2139
  01/01/2011    to  12/31/2011        9.169730         8.435684      17,194.7746
  01/01/2012    to  12/31/2012        8.435684        10.186049      17,181.6556
  01/01/2013    to  04/26/2013       10.186049        10.835724           0.0000
============   ==== ==========       =========        =========      ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.057483        18.889287       3,004.9666
  01/01/2007    to  12/31/2007       18.889287        19.100791      12,624.5138
  01/01/2008    to  12/31/2008       19.100791        10.884738      18,684.9904
  01/01/2009    to  12/31/2009       10.884738        14.100022      15,884.1800
  01/01/2010    to  12/31/2010       14.100022        14.962065       4,612.4550
  01/01/2011    to  04/29/2011       14.962065        16.704035           0.0000
============   ==== ==========       =========        =========      ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.862543        13.138300       3,526.6500
  01/01/2010    to  12/31/2010       13.138300        13.989123       3,463.5406
  01/01/2011    to  12/31/2011       13.989123        15.362653       5,517.0021
  01/01/2012    to  12/31/2012       15.362653        16.564510      11,265.6640
  01/01/2013    to  12/31/2013       16.564510        14.848881       6,836.3342
============   ==== ==========       =========        =========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.741123        12.186017      13,929.8496
  01/01/2005    to  12/31/2005       12.186017        12.311692      36,666.0955
  01/01/2006    to  12/31/2006       12.311692        12.714824      54,506.5165
  01/01/2007    to  12/31/2007       12.714824        13.512641      61,109.7435
  01/01/2008    to  12/31/2008       13.512641        13.405738      73,842.8136
  01/01/2009    to  12/31/2009       13.405738        15.633899      81,468.9500
  01/01/2010    to  12/31/2010       15.633899        16.709572      65,801.8433
  01/01/2011    to  12/31/2011       16.709572        17.034102      65,163.9518
  01/01/2012    to  12/31/2012       17.034102        18.390168      57,212.2690
  01/01/2013    to  12/31/2013       18.390168        17.822773      56,290.6853
============   ==== ==========       =========        =========     ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.782275        15.282931       9,564.5397
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.684525        20.207797         135.9912
  01/01/2007    to  12/31/2007       20.207797        20.964736       1,235.9515
  01/01/2008    to  12/31/2008       20.964736        13.912181       1,130.3464
  01/01/2009    to  12/31/2009       13.912181        17.029541      43,424.0300
  01/01/2010    to  12/31/2010       17.029541        19.556094      33,345.2001
  01/01/2011    to  12/31/2011       19.556094        18.444599      31,839.8856
  01/01/2012    to  12/31/2012       18.444599        20.153443      28,386.2283
  01/01/2013    to  12/31/2013       20.153443        26.499606      21,822.6806
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
  SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.653818        11.448376      27,312.9489
  01/01/2005    to  12/31/2005       11.448376        11.934741      66,987.3115
  01/01/2006    to  12/31/2006       11.934741        12.952480      94,364.6261
  01/01/2007    to  12/31/2007       12.952480        12.755837     101,139.1313
  01/01/2008    to  12/31/2008       12.755837         7.510876     106,199.2872
  01/01/2009    to  05/01/2009        7.510876         7.431479           0.0000
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
  INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.073286        16.207287           0.0000
============   ==== ==========       =========        =========     ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570386        19.315557          55.4707
  01/01/2007    to  12/31/2007       19.315557        20.352363       1,611.0852
  01/01/2008    to  12/31/2008       20.352363        17.948899       1,423.7011
  01/01/2009    to  12/31/2009       17.948899        23.602892       3,447.9100
  01/01/2010    to  12/31/2010       23.602892        26.160908       3,819.6958
  01/01/2011    to  12/31/2011       26.160908        26.787678       3,778.1265
  01/01/2012    to  12/31/2012       26.787678        29.543252       3,494.7251
  01/01/2013    to  12/31/2013       29.543252        29.641773       2,354.1194
============   ==== ==========       =========        =========       ==========
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.794305        10.975926       1,009.0470
  01/01/2013    to  12/31/2013       10.975926        10.354871       1,135.4983
============   ==== ==========       =========        =========       ==========
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216653        10.768289           0.0000
============   ==== ==========       =========        =========       ==========
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010779         1.069618           0.0000
  01/01/2013    to  12/31/2013        1.069618         1.163718           0.0000
============   ==== ==========       =========        =========       ==========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.164396        10.089227           0.0000
  01/01/2010    to  12/31/2010       10.089227        11.379912           0.0000
  01/01/2011    to  12/31/2011       11.379912        11.005048           0.0000
  01/01/2012    to  12/31/2012       11.005048        12.507609           0.0000
  01/01/2013    to  12/31/2013       12.507609        14.591885           0.0000
============   ==== ==========       =========        =========       ==========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.869140        10.645762           0.0000
  01/01/2010    to  12/31/2010       10.645762        11.806200       7,288.2237
  01/01/2011    to  12/31/2011       11.806200        11.789440       9,113.5205
  01/01/2012    to  12/31/2012       11.789440        13.144348       9,050.4963
  01/01/2013    to  12/31/2013       13.144348        14.667044       9,065.2889
============   ==== ==========       =========        =========       ==========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.138490        47.854436      22,026.3875
  01/01/2005    to  12/31/2005       47.854436        48.889003      55,267.3027
  01/01/2006    to  12/31/2006       48.889003        56.898768      61,696.6629
  01/01/2007    to  12/31/2007       56.898768        58.308585      62,661.8545
  01/01/2008    to  12/31/2008       58.308585        36.680628      58,399.9474
  01/01/2009    to  12/31/2009       36.680628        42.909391      50,594.2500
  01/01/2010    to  12/31/2010       42.909391        49.613400      34,950.3077
  01/01/2011    to  12/31/2011       49.613400        47.056906      32,583.7631
  01/01/2012    to  12/31/2012       47.056906        54.851447      29,055.1201
  01/01/2013    to  12/31/2013       54.851447        72.502747      24,170.6811
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       46.130074        50.140007       2,315.8847
  01/01/2005    to  12/31/2005       50.140007        52.133863       4,739.5757
  01/01/2006    to  12/31/2006       52.133863        59.710031       4,735.9561
  01/01/2007    to  12/31/2007       59.710031        55.431326       3,202.3397
  01/01/2008    to  12/31/2008       55.431326        33.574046       2,463.7445
  01/01/2009    to  12/31/2009       33.574046        43.063289       2,463.7400
  01/01/2010    to  04/30/2010       43.063289        46.038292           0.0000
============   ==== ==========       =========        =========      ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.131697        13.876894           0.0000
  01/01/2005    to  12/31/2005       13.876894        16.123257           0.0000
  01/01/2006    to  12/31/2006       16.123257        18.516706           0.0000
  01/01/2007    to  12/31/2007       18.516706        20.136797           0.0000
  01/01/2008    to  12/31/2008       20.136797        11.093686           0.0000
  01/01/2009    to  12/31/2009       11.093686        13.360350           0.0000
  01/01/2010    to  12/31/2010       13.360350        14.106749           0.0000
  01/01/2011    to  12/31/2011       14.106749        11.132575           0.0000
  01/01/2012    to  12/31/2012       11.132575        13.129374           0.0000
  01/01/2013    to  12/31/2013       13.129374        14.936568           0.0000
============   ==== ==========       =========        =========      ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.314461        16.615920           0.0000
============   ==== ==========       =========        =========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.990156        47.253891           0.0000
  01/01/2006    to  12/31/2006       47.253891        48.623378         666.9889
  01/01/2007    to  12/31/2007       48.623378        50.933402       1,571.4542
  01/01/2008    to  12/31/2008       50.933402        48.479861       3,551.3104
  01/01/2009    to  12/31/2009       48.479861        52.300603       5,026.6200
  01/01/2010    to  12/31/2010       52.300603        55.846637       5,665.3549
  01/01/2011    to  12/31/2011       55.846637        58.660974       5,011.4107
  01/01/2012    to  12/31/2012       58.660974        62.177916       3,768.5274
  01/01/2013    to  12/31/2013       62.177916        60.817176       3,624.3055
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009       22.721978        28.691161           0.0000
  01/01/2010    to  12/31/2010       28.691161        33.967854           0.0000
  01/01/2011    to  12/31/2011       33.967854        30.560882           0.0000
  01/01/2012    to  12/31/2012       30.560882        34.534225           0.0000
  01/01/2013    to  12/31/2013       34.534225        45.798813           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.046499        10.165834           0.0000
  01/01/2006    to  12/31/2006       10.165834        10.502047           0.0000
  01/01/2007    to  12/31/2007       10.502047        10.875653         577.5238
  01/01/2008    to  12/31/2008       10.875653        11.024872         951.8078
  01/01/2009    to  12/31/2009       11.024872        10.920948       5,802.4000
  01/01/2010    to  12/31/2010       10.920948        10.790678      10,989.4532
  01/01/2011    to  12/31/2011       10.790678        10.662313       7,426.7275
  01/01/2012    to  12/31/2012       10.662313        10.534436       7,609.8729
  01/01/2013    to  12/31/2013       10.534436        10.408777       8,002.3249
============   ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.054157        10.026684           0.0000
  01/01/2005    to  04/30/2005       10.026684        10.046348           0.0000
============   ==== ==========       =========        =========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       29.372137        31.664443       2,415.1250
  01/01/2005    to  12/31/2005       31.664443        34.459095      18,618.4118
  01/01/2006    to  12/31/2006       34.459095        38.954144      35,325.1673
  01/01/2007    to  12/31/2007       38.954144        40.192757      37,739.7271
  01/01/2008    to  12/31/2008       40.192757        24.042514      38,407.1149
  01/01/2009    to  12/31/2009       24.042514        31.316645      28,602.6300
  01/01/2010    to  12/31/2010       31.316645        34.599755      22,490.8717
  01/01/2011    to  12/31/2011       34.599755        32.759135      20,665.7123
  01/01/2012    to  12/31/2012       32.759135        36.477409      16,593.2207
  01/01/2013    to  12/31/2013       36.477409        48.126759      12,974.8115
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.110143         4.943658      40,604.1039
  01/01/2006    to  12/31/2006        4.943658         5.008132      39,333.4870
  01/01/2007    to  12/31/2007        5.008132         5.511606      34,318.3911
  01/01/2008    to  12/31/2008        5.511606         3.455465      31,632.9516
  01/01/2009    to  12/31/2009        3.455465         4.765025      30,544.8200
  01/01/2010    to  12/31/2010        4.765025         5.240886      28,552.0076
  01/01/2011    to  12/31/2011        5.240886         5.189982      28,259.0544
  01/01/2012    to  12/31/2012        5.189982         5.925492      50,408.3092
  01/01/2013    to  12/31/2013        5.925492         8.005424      39,995.9174
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.259791         4.452935      37,728.5333
  01/01/2005    to  04/30/2005        4.452935         4.098421           0.0000
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        8.015082         8.714434       8,006.2142
  01/01/2006    to  12/31/2006        8.714434         9.266554      11,689.6713
  01/01/2007    to  12/31/2007        9.266554        10.463654      17,365.7853
  01/01/2008    to  12/31/2008       10.463654         5.588989      31,263.3292
  01/01/2009    to  12/31/2009        5.588989         7.935715      32,545.9500
  01/01/2010    to  12/31/2010        7.935715         8.577889      17,521.9380
  01/01/2011    to  12/31/2011        8.577889         8.358762      18,888.2984
  01/01/2012    to  04/27/2012        8.358762         9.409700           0.0000
============   ==== ==========       =========        =========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.701030        11.326387       2,732.0078
  01/01/2008    to  12/31/2008       11.326387         6.567999       7,137.3745
  01/01/2009    to  12/31/2009        6.567999         8.415528       9,824.5300
  01/01/2010    to  12/31/2010        8.415528        10.921774       3,916.3201
  01/01/2011    to  12/31/2011       10.921774        11.088028       3,854.0552
  01/01/2012    to  12/31/2012       11.088028        12.148552       3,730.4581
  01/01/2013    to  12/31/2013       12.148552        17.811031       3,192.4548
============   ==== ==========       =========        =========      ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.724099        14.297916           0.0000
  01/01/2010    to  12/31/2010       14.297916        17.318737         263.6801
  01/01/2011    to  12/31/2011       17.318737        14.331359         277.6692
  01/01/2012    to  12/31/2012       14.331359        16.694711         292.5667
  01/01/2013    to  12/31/2013       16.694711        21.048698         264.5199
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       38.038252        41.415629      10,670.2773
  01/01/2005    to  12/31/2005       41.415629        42.089627      26,610.7706
  01/01/2006    to  12/31/2006       42.089627        46.551863      30,267.0007
  01/01/2007    to  12/31/2007       46.551863        47.887428      30,360.5407
  01/01/2008    to  12/31/2008       47.887428        36.740777      32,956.3277
  01/01/2009    to  12/31/2009       36.740777        42.947223      30,464.2700
  01/01/2010    to  12/31/2010       42.947223        46.592880      21,466.0017
  01/01/2011    to  12/31/2011       46.592880        47.032172      19,626.8442
  01/01/2012    to  12/31/2012       47.032172        51.723162      18,724.1191
  01/01/2013    to  12/31/2013       51.723162        60.662824      16,054.7183
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.298179        11.381497       2,293.4693
  01/01/2009    to  12/31/2009       11.381497        13.560656      20,177.7200
  01/01/2010    to  12/31/2010       13.560656        14.896873      22,596.0229
  01/01/2011    to  12/31/2011       14.896873        14.813602      21,218.2047
  01/01/2012    to  12/31/2012       14.813602        17.024407      20,803.7502
  01/01/2013    to  12/31/2013       17.024407        22.773818      48,817.6482
============   ==== ==========       =========        =========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008   to  12/31/2008        9.998685         6.609256       1,658.5627
   01/01/2009   to  12/31/2009        6.609256         8.155468      53,368.7500
   01/01/2010   to  12/31/2010        8.155468         8.946498      64,949.9812
   01/01/2011   to  12/31/2011        8.946498         8.791662      67,153.6324
   01/01/2012   to  12/31/2012        8.791662         9.895061      56,606.6357
   01/01/2013   to  04/26/2013        9.895061        10.846040           0.0000
=============  ==== ==========       =========        =========      ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013   to  12/31/2013       20.593832        25.751668       3,143.2858
=============  ==== ==========       =========        =========      ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007   to  12/31/2007       17.873505        15.879600      17,644.9013
   01/01/2008   to  12/31/2008       15.879600         9.680404      10,446.0875
   01/01/2009   to  12/31/2009        9.680404        13.081160       8,369.5400
   01/01/2010   to  12/31/2010       13.081160        15.879773       5,528.5216
   01/01/2011   to  12/31/2011       15.879773        14.862903       5,953.6695
   01/01/2012   to  12/31/2012       14.862903        15.460907       4,370.7264
   01/01/2013   to  04/26/2013       15.460907        16.774540           0.0000
=============  ==== ==========       =========        =========      ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004       12.874365        14.949116         415.0068
   01/01/2005   to  12/31/2005       14.949116        16.216868       4,057.4741
   01/01/2006   to  12/31/2006       16.216868        18.366571      19,666.4683
   01/01/2007   to  04/27/2007       18.366571        19.980101           0.0000
=============  ==== ==========       =========        =========      ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
  VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006   to  12/31/2006       11.422703        12.114501         211.6659
   01/01/2007   to  04/27/2007       12.114501        13.390526           0.0000
=============  ==== ==========       =========        =========      ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   05/03/2010   to  12/31/2010       15.958558        18.895715           0.0000
   01/01/2011   to  12/31/2011       18.895715        15.557500           0.0000
   01/01/2012   to  12/31/2012       15.557500        15.767270           0.0000
   01/01/2013   to  12/31/2013       15.767270        17.254725           0.0000
=============  ==== ==========       =========        =========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       12.047624        13.303204      23,342.5735
  01/01/2005    to  12/31/2005       13.303204        13.868690      37,156.1592
  01/01/2006    to  12/31/2006       13.868690        16.286029      47,134.6240
  01/01/2007    to  12/31/2007       16.286029        16.603694      51,848.6882
  01/01/2008    to  12/31/2008       16.603694        11.296214      57,198.2302
  01/01/2009    to  12/31/2009       11.296214        14.225315      38,336.4000
  01/01/2010    to  12/31/2010       14.225315        15.827642      27,160.7844
  01/01/2011    to  12/31/2011       15.827642        15.939739      25,870.0637
  01/01/2012    to  12/31/2012       15.939739        18.788864      24,064.0580
  01/01/2013    to  12/31/2013       18.788864        24.582709      20,323.4342
============   ==== ==========       =========        =========     ============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.492264        13.098885       2,320.7711
  01/01/2007    to  12/31/2007       13.098885        13.315419       7,504.4974
  01/01/2008    to  12/31/2008       13.315419         7.786670      10,004.4178
  01/01/2009    to  12/31/2009        7.786670        10.205532       9,999.6600
  01/01/2010    to  12/31/2010       10.205532        11.747798       9,665.5010
  01/01/2011    to  12/31/2011       11.747798        10.937508       6,115.2590
  01/01/2012    to  12/31/2012       10.937508        12.615598       5,394.3913
  01/01/2013    to  12/31/2013       12.615598        16.143235           0.0000
============   ==== ==========       =========        =========     ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.548381        12.178561       4,335.6745
  01/01/2007    to  12/31/2007       12.178561        12.620018      26,913.1118
  01/01/2008    to  12/31/2008       12.620018         8.486897      52,474.0110
  01/01/2009    to  12/31/2009        8.486897        10.761824     241,247.4000
  01/01/2010    to  12/31/2010       10.761824        12.078099     325,079.6655
  01/01/2011    to  12/31/2011       12.078099        11.731110     318,475.9618
  01/01/2012    to  12/31/2012       11.731110        13.205159     272,802.3463
  01/01/2013    to  12/31/2013       13.205159        15.581352     245,232.4995
============   ==== ==========       =========        =========     ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.665789        11.207862         975.7458
  01/01/2007    to  12/31/2007       11.207862        11.728942       2,538.0313
  01/01/2008    to  12/31/2008       11.728942         9.195499       2,808.4219
  01/01/2009    to  12/31/2009        9.195499        11.167184      32,199.6000
  01/01/2010    to  12/31/2010       11.167184        12.236982      45,992.1218
  01/01/2011    to  12/31/2011       12.236982        12.305967      45,465.9682
  01/01/2012    to  12/31/2012       12.305967        13.485102      46,633.5911
  01/01/2013    to  12/31/2013       13.485102        14.534024      48,082.5594
============   ==== ==========       =========        =========     ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.169006        12.840820      17,379.6511
  01/01/2007    to  12/31/2007       12.840820        13.283440      51,384.8778
  01/01/2008    to  12/31/2008       13.283440         8.154618      58,514.7851
  01/01/2009    to  12/31/2009        8.154618        10.482478     144,990.5900
  01/01/2010    to  12/31/2010       10.482478        11.961823     147,782.5103
  01/01/2011    to  12/31/2011       11.961823        11.361618     132,163.2649
  01/01/2012    to  12/31/2012       11.361618        12.990064     149,550.5851
  01/01/2013    to  12/31/2013       12.990064        16.161288     170,188.1340
============   ==== ==========       =========        =========     ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998685         7.043344       1,332.1005
  01/01/2009    to  12/31/2009        7.043344         8.946319      36,587.2400
  01/01/2010    to  12/31/2010        8.946319         9.727645      43,577.1330
  01/01/2011    to  12/31/2011        9.727645         9.442644      41,594.2768
  01/01/2012    to  12/31/2012        9.442644        10.833714      32,700.0339
  01/01/2013    to  04/26/2013       10.833714        11.670488           0.0000
============   ==== ==========       =========        =========     ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.078015        11.655693           0.0000
  01/01/2007    to  12/31/2007       11.655693        12.230722       6,002.6668
  01/01/2008    to  12/31/2008       12.230722         8.891656      18,493.1476
  01/01/2009    to  12/31/2009        8.891656        11.077435      54,762.8000
  01/01/2010    to  12/31/2010       11.077435        12.302507      76,721.9215
  01/01/2011    to  12/31/2011       12.302507        12.141855      74,021.9484
  01/01/2012    to  12/31/2012       12.141855        13.483142      79,120.7502
  01/01/2013    to  12/31/2013       13.483142        15.217504      71,451.5368
============   ==== ==========       =========        =========     ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.150337        12.430220           0.0000
  01/01/2005    to  12/31/2005       12.430220        14.477171           0.0000
  01/01/2006    to  12/31/2006       14.477171        18.334680           0.0000
  01/01/2007    to  12/31/2007       18.334680        20.764665           0.0000
  01/01/2008    to  12/31/2008       20.764665        12.229038           0.0000
  01/01/2009    to  12/31/2009       12.229038        16.333429           0.0000
  01/01/2010    to  12/31/2010       16.333429        18.205591           0.0000
  01/01/2011    to  12/31/2011       18.205591        16.767759           0.0000
  01/01/2012    to  12/31/2012       16.767759        19.130349           0.0000
  01/01/2013    to  12/31/2013       19.130349        22.484920           0.0000
============   ==== ==========      ==========       ==========      ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.356577        26.275659           0.0000
  01/01/2007    to  12/31/2007       26.275659        29.800481       6,802.6683
  01/01/2008    to  12/31/2008       29.800481        18.131294       5,273.4841
  01/01/2009    to  12/31/2009       18.131294        25.481139      10,328.7800
  01/01/2010    to  12/31/2010       25.481139        28.120620      10,452.5326
  01/01/2011    to  12/31/2011       28.120620        25.304151       7,058.2237
  01/01/2012    to  12/31/2012       25.304151        30.626271       6,716.1959
  01/01/2013    to  12/31/2013       30.626271        39.071008       6,569.1584
============   ==== ==========      ==========       ==========      ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.475658        16.456800           0.0000
  01/01/2009    to  12/31/2009       16.456800        26.214597       1,276.4600
  01/01/2010    to  12/31/2010       26.214597        31.692032       1,178.9783
  01/01/2011    to  12/31/2011       31.692032        25.306955         687.6114
  01/01/2012    to  12/31/2012       25.306955        29.533899         972.6045
  01/01/2013    to  12/31/2013       29.533899        37.415278         921.6814
============   ==== ==========      ==========       ==========      ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      174.995116       101.288861         134.4725
  01/01/2009    to  12/31/2009      101.288861       139.454756       1,095.7300
  01/01/2010    to  12/31/2010      139.454756       163.451454       1,111.6823
  01/01/2011    to  12/31/2011      163.451454       154.521164         470.9974
  01/01/2012    to  12/31/2012      154.521164       179.892442         447.8248
  01/01/2013    to  12/31/2013      179.892442       231.137497         436.2170
============   ==== ==========      ==========       ==========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.374112        10.972643       1,970.5703
  01/01/2005    to  12/31/2005       10.972643        11.938698       2,004.1141
  01/01/2006    to  12/31/2006       11.938698        14.319391       1,943.3214
  01/01/2007    to  12/31/2007       14.319391        16.326317           0.0000
  01/01/2008    to  12/31/2008       16.326317         9.612628           0.0000
  01/01/2009    to  12/31/2009        9.612628        13.009750           0.0000
  01/01/2010    to  12/31/2010       13.009750        13.928351           0.0000
  01/01/2011    to  12/31/2011       13.928351        12.292751           0.0000
  01/01/2012    to  12/31/2012       12.292751        14.352638           0.0000
  01/01/2013    to  12/31/2013       14.352638        17.430353           0.0000
============   ==== ==========       =========        =========       ==========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.234754        10.594856           0.0000
  01/01/2013    to  12/31/2013       10.594856        11.629492           0.0000
============   ==== ==========       =========        =========       ==========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.170751        11.590582           0.0000
  01/01/2013    to  12/31/2013       11.590582        11.058418           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.989336        10.323202           0.0000
  01/01/2013    to  12/31/2013       10.323202        11.245916           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.700649        18.556351           0.0000
  01/01/2010    to  12/31/2010       18.556351        21.216330           0.0000
  01/01/2011    to  12/31/2011       21.216330        21.444536           0.0000
  01/01/2012    to  12/31/2012       21.444536        24.680137           0.0000
  01/01/2013    to  12/31/2013       24.680137        26.648419           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.200629         8.628000           0.0000
  01/01/2010    to  12/31/2010        8.628000         9.574461           0.0000
  01/01/2011    to  12/31/2011        9.574461         9.472340           0.0000
  01/01/2012    to  12/31/2012        9.472340        10.600206           0.0000
  01/01/2013    to  12/31/2013       10.600206        14.046202           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008    to  12/31/2008       17.248496         9.441539          0.0000
   01/01/2009    to  12/31/2009        9.441539        12.563021          0.0000
   01/01/2010    to  12/31/2010       12.563021        14.405370        327.8046
   01/01/2011    to  12/31/2011       14.405370        13.432025        327.8046
   01/01/2012    to  12/31/2012       13.432025        16.711714          0.0000
   01/01/2013    to  12/31/2013       16.711714        17.089302          0.0000
=============   ==== ==========       =========        =========        ========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011    to  12/31/2011        7.157893         6.494396          0.0000
   01/01/2012    to  12/31/2012        6.494396         7.600271          0.0000
   01/01/2013    to  12/31/2013        7.600271        10.928689          0.0000
=============   ==== ==========       =========        =========        ========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006    to  12/31/2006       10.424844        11.187409          0.0000
   01/01/2007    to  12/31/2007       11.187409        10.395132          0.0000
   01/01/2008    to  12/31/2008       10.395132         4.658941          0.0000
   01/01/2009    to  12/31/2009        4.658941         6.348097          0.0000
   01/01/2010    to  12/31/2010        6.348097         6.729108          0.0000
   01/01/2011    to  04/29/2011        6.729108         7.158628          0.0000
=============   ==== ==========       =========        =========        ========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
  (CLASS B))
   01/01/2004    to  12/31/2004        9.955094        10.929477          0.0000
   01/01/2005    to  12/31/2005       10.929477        11.539061          0.0000
   01/01/2006    to  04/30/2006       11.539061        12.065771          0.0000
=============   ==== ==========       =========        =========        ========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012    to  12/31/2012        1.010738         1.049071          0.0000
   01/01/2013    to  12/31/2013        1.049071         1.055320          0.0000
=============   ==== ==========       =========        =========        ========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998973        10.486442           0.0000
  01/01/2006    to  12/31/2006       10.486442        12.019041       2,898.9690
  01/01/2007    to  12/31/2007       12.019041        11.573146       4,831.1309
  01/01/2008    to  12/31/2008       11.573146         7.324593       4,126.5162
  01/01/2009    to  12/31/2009        7.324593         9.156929       7,531.0600
  01/01/2010    to  12/31/2010        9.156929        10.388542       7,764.1426
  01/01/2011    to  12/31/2011       10.388542        10.109624       6,382.0304
  01/01/2012    to  12/31/2012       10.109624        11.832467       6,787.6948
  01/01/2013    to  12/31/2013       11.832467        15.821328       5,975.0769
============   ==== ==========       =========        =========      ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.397356        23.849646      84,118.0378
  01/01/2005    to  12/31/2005       23.849646        25.449608      76,409.4899
  01/01/2006    to  12/31/2006       25.449608        28.194571      70,236.3770
  01/01/2007    to  12/31/2007       28.194571        28.009419      65,681.8927
  01/01/2008    to  12/31/2008       28.009419        16.934990      54,052.8504
  01/01/2009    to  12/31/2009       16.934990        21.162421      44,544.2000
  01/01/2010    to  12/31/2010       21.162421        26.234880      42,580.4896
  01/01/2011    to  12/31/2011       26.234880        24.951492      39,010.9458
  01/01/2012    to  12/31/2012       24.951492        28.261389      34,547.6102
  01/01/2013    to  12/31/2013       28.261389        36.368668      33,535.5904
============   ==== ==========       =========        =========      ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.004876        13.957650      44,700.8082
  01/01/2005    to  12/31/2005       13.957650        14.329056      64,796.6989
  01/01/2006    to  12/31/2006       14.329056        16.239224      63,427.2570
  01/01/2007    to  04/27/2007       16.239224        17.310655           0.0000
============   ==== ==========       =========        =========      ===========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012792         1.051120           0.0000
  01/01/2013    to  12/31/2013        1.051120         1.152112           0.0000
============   ==== ==========       =========        =========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.336785         9.897855           0.0000
  01/01/2009    to  12/31/2009        9.897855        12.587476         355.2000
  01/01/2010    to  12/31/2010       12.587476        14.824062         355.2042
  01/01/2011    to  12/31/2011       14.824062        13.123348         461.9284
  01/01/2012    to  12/31/2012       13.123348        14.949948         222.3797
  01/01/2013    to  12/31/2013       14.949948        19.621975         222.3797
============   ==== ==========       =========        =========      ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.167575        17.270129      85,700.7754
  01/01/2005    to  12/31/2005       17.270129        17.310891      71,956.0694
  01/01/2006    to  12/31/2006       17.310891        18.660354      63,363.6654
  01/01/2007    to  12/31/2007       18.660354        19.634314      52,611.2890
  01/01/2008    to  12/31/2008       19.634314        15.782622      40,251.5366
  01/01/2009    to  12/31/2009       15.782622        21.318214      36,996.1300
  01/01/2010    to  12/31/2010       21.318214        23.783192      35,448.9590
  01/01/2011    to  12/31/2011       23.783192        24.535735      32,153.5598
  01/01/2012    to  12/31/2012       24.535735        27.366430      27,666.5334
  01/01/2013    to  12/31/2013       27.366430        29.182930      26,474.7042
============   ==== ==========       =========        =========      ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.004876        13.957650      44,700.8082
  01/01/2005    to  12/31/2005       13.957650        14.329056      64,796.6989
  01/01/2006    to  12/31/2006       14.329056        16.239224      63,427.2570
  01/01/2007    to  04/27/2007       16.239224        17.310655           0.0000
============   ==== ==========       =========        =========      ===========
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION
  SUB-ACCOUNT (SERIES I))
  01/01/2004    to  12/31/2004       10.696264        11.262948       2,126.3886
  01/01/2005    to  12/31/2005       11.262948        12.106306       2,021.5081
  01/01/2006    to  12/31/2006       12.106306        12.709570       2,016.4700
  01/01/2007    to  04/27/2007       12.709570        13.575155           0.0000
============   ==== ==========       =========        =========      ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988288         9.776930         657.0767
  01/01/2012    to  12/31/2012        9.776930        10.079472         652.1147
  01/01/2013    to  12/31/2013       10.079472        10.069806         652.1147
============   ==== ==========       =========        =========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.806140        12.231559           0.0000
  01/01/2011    to  12/31/2011       12.231559        12.039964           0.0000
  01/01/2012    to  12/31/2012       12.039964        13.588400           0.0000
  01/01/2013    to  12/31/2013       13.588400        13.558824           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.016325        10.491576           0.0000
  01/01/2013    to  12/31/2013       10.491576        11.849303           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987661         1.013952           0.0000
  01/01/2013    to  12/31/2013        1.013952         1.130974           0.0000
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.534060         6.214502           0.0000
  01/01/2009    to  12/31/2009        6.214502        10.368809       1,352.8400
  01/01/2010    to  12/31/2010       10.368809        12.662499         854.5379
  01/01/2011    to  12/31/2011       12.662499        10.166471           0.0000
  01/01/2012    to  12/31/2012       10.166471        11.936633           0.0000
  01/01/2013    to  12/31/2013       11.936633        11.201168           0.0000
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.515027        11.234475      21,730.4567
  01/01/2005    to  12/31/2005       11.234475        12.917404      25,173.0516
  01/01/2006    to  12/31/2006       12.917404        16.146190      24,946.0278
  01/01/2007    to  12/31/2007       16.146190        18.063774      24,642.2724
  01/01/2008    to  12/31/2008       18.063774        10.281316      16,585.5100
  01/01/2009    to  12/31/2009       10.281316        13.358697      13,071.5400
  01/01/2010    to  12/31/2010       13.358697        14.697412      13,904.3368
  01/01/2011    to  12/31/2011       14.697412        12.960029      14,482.5408
  01/01/2012    to  12/31/2012       12.960029        14.936541      13,070.2243
  01/01/2013    to  12/31/2013       14.936541        17.591669      12,802.1872
============   ==== ==========       =========        =========      ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.831554         9.806984     100,403.0278
  01/01/2005    to  12/31/2005        9.806984        10.129216      74,903.7165
  01/01/2006    to  12/31/2006       10.129216        10.841087      66,886.5867
  01/01/2007    to  12/31/2007       10.841087        13.219532      59,936.7695
  01/01/2008    to  12/31/2008       13.219532         6.951387      50,584.7610
  01/01/2009    to  12/31/2009        6.951387        10.796795      45,422.8700
  01/01/2010    to  12/31/2010       10.796795        14.084058      42,822.0445
  01/01/2011    to  12/31/2011       14.084058        12.946656      40,470.3490
  01/01/2012    to  12/31/2012       12.946656        13.971705      37,494.5478
  01/01/2013    to  12/31/2013       13.971705        19.182749      36,878.0648
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.542678        17.049221         807.4039
  01/01/2006    to  12/31/2006       17.049221        19.591226         807.4039
  01/01/2007    to  12/31/2007       19.591226        20.558001         541.2908
  01/01/2008    to  12/31/2008       20.558001        12.067813         541.2908
  01/01/2009    to  12/31/2009       12.067813        16.661410         540.9700
  01/01/2010    to  12/31/2010       16.661410        19.075241         846.0598
  01/01/2011    to  12/31/2011       19.075241        17.255312         845.9668
  01/01/2012    to  12/31/2012       17.255312        20.648157         970.5223
  01/01/2013    to  12/31/2013       20.648157        25.920568       3,283.7369
============   ==== ==========       =========        =========     ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998630         6.576081          72.6008
  01/01/2009    to  12/31/2009        6.576081         8.612916           0.0000
  01/01/2010    to  12/31/2010        8.612916         9.157409           0.0000
  01/01/2011    to  12/31/2011        9.157409         8.420143       5,150.7936
  01/01/2012    to  12/31/2012        8.420143        10.162176       4,891.9119
  01/01/2013    to  04/26/2013       10.162176        10.808610           0.0000
============   ==== ==========       =========        =========     ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
  TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       13.613694        15.598772         987.3694
  01/01/2005    to  12/31/2005       15.598772        16.771011         948.4748
  01/01/2006    to  12/31/2006       16.771011        20.175455       1,684.6192
  01/01/2007    to  12/31/2007       20.175455        20.391112       4,984.8625
  01/01/2008    to  12/31/2008       20.391112        11.614198       3,387.2781
  01/01/2009    to  12/31/2009       11.614198        15.037439       3,189.9800
  01/01/2010    to  12/31/2010       15.037439        15.948823       3,120.2901
  01/01/2011    to  04/29/2011       15.948823        17.802777           0.0000
============   ==== ==========       =========        =========      ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.826926        13.094531           0.0000
  01/01/2010    to  12/31/2010       13.094531        13.935551         301.0777
  01/01/2011    to  12/31/2011       13.935551        15.296196         301.0777
  01/01/2012    to  12/31/2012       15.296196        16.484567       1,523.0160
  01/01/2013    to  12/31/2013       16.484567        14.769826       1,900.0529
============   ==== ==========       =========        =========      ===========
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.722225        12.162371      30,281.2903
  01/01/2005    to  12/31/2005       12.162371        12.281675      24,229.1961
  01/01/2006    to  12/31/2006       12.281675        12.677501      27,226.8193
  01/01/2007    to  12/31/2007       12.677501        13.466206      25,179.5324
  01/01/2008    to  12/31/2008       13.466206        13.352976      13,834.8347
  01/01/2009    to  12/31/2009       13.352976        15.564587      19,206.0900
  01/01/2010    to  12/31/2010       15.564587        16.627178      18,390.2827
  01/01/2011    to  12/31/2011       16.627178        16.941658      19,055.2016
  01/01/2012    to  12/31/2012       16.941658        18.281175      14,985.5847
  01/01/2013    to  12/31/2013       18.281175        17.708284      14,953.0674
============   ==== ==========       =========        =========      ===========
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       14.689784        14.306973         868.3343
============   ==== ==========       =========        =========      ===========
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.741822        15.146623      23,041.3665
============   ==== ==========       =========        =========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570507        20.077826           0.0000
  01/01/2007    to  12/31/2007       20.077826        20.819426           0.0000
  01/01/2008    to  12/31/2008       20.819426        13.808812           0.0000
  01/01/2009    to  12/31/2009       13.808812        16.894558      32,865.5200
  01/01/2010    to  12/31/2010       16.894558        19.391395      31,823.7525
  01/01/2011    to  12/31/2011       19.391395        18.280134      25,085.6166
  01/01/2012    to  12/31/2012       18.280134        19.963704      22,473.6378
  01/01/2013    to  12/31/2013       19.963704        26.237007      21,479.1218
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
  SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.620527        11.433089     105,537.7427
  01/01/2005    to  12/31/2005       11.433089        11.912864     106,599.0984
  01/01/2006    to  12/31/2006       11.912864        12.922292      96,163.7007
  01/01/2007    to  12/31/2007       12.922292        12.719709      88,882.9466
  01/01/2008    to  12/31/2008       12.719709         7.485836      71,936.7219
  01/01/2009    to  05/01/2009        7.485836         7.405470           0.0000
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
  INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       15.160419        16.344001      12,366.9373
============   ==== ==========       =========        =========     ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.460777        19.195186         730.2848
  01/01/2007    to  12/31/2007       19.195186        20.215368         785.3051
  01/01/2008    to  12/31/2008       20.215368        17.819142         678.5096
  01/01/2009    to  12/31/2009       17.819142        23.420559       1,119.2500
  01/01/2010    to  12/31/2010       23.420559        25.945844       1,075.5463
  01/01/2011    to  12/31/2011       25.945844        26.554217       1,035.2178
  01/01/2012    to  12/31/2012       26.554217        29.271062       1,099.0515
  01/01/2013    to  12/31/2013       29.271062        29.353992       1,278.2292
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.788866        10.966715           0.0000
  01/01/2013    to  12/31/2013       10.966715        10.341008           0.0000
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216514        10.764514           0.0000
============   ==== ==========       =========        =========     ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010771         1.069251           0.0000
  01/01/2013    to  12/31/2013        1.069251         1.162736           0.0000
============   ==== ==========       =========        =========     ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   05/04/2009    to  12/31/2009        8.149721        10.067774         0.0000
   01/01/2010    to  12/31/2010       10.067774        11.350044         0.0000
   01/01/2011    to  12/31/2011       11.350044        10.970687         0.0000
   01/01/2012    to  12/31/2012       10.970687        12.462292         0.0000
   01/01/2013    to  12/31/2013       12.462292        14.531751         0.0000
=============   ==== ==========       =========        =========     ==========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009    to  12/31/2009        8.853202        10.623130          0.0000
   01/01/2010    to  12/31/2010       10.623130        11.775216          0.0000
   01/01/2011    to  12/31/2011       11.775216        11.752635          0.0000
   01/01/2012    to  12/31/2012       11.752635        13.096730          0.0000
   01/01/2013    to  12/31/2013       13.096730        14.606605          0.0000
=============   ==== ==========       =========        =========      ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004    to  12/31/2004       44.358644        49.274308      1,864.5313
   01/01/2005    to  12/31/2005       49.274308        50.452841      1,612.5858
   01/01/2006    to  12/31/2006       50.452841        58.810228      1,391.5068
   01/01/2007    to  12/31/2007       58.810228        60.406739        181.3590
   01/01/2008    to  12/31/2008       60.406739        38.063919        179.8534
   01/01/2009    to  12/31/2009       38.063919        44.610827        131.5800
   01/01/2010    to  12/31/2010       44.610827        51.690773         69.0858
   01/01/2011    to  12/31/2011       51.690773        49.126490         54.8103
   01/01/2012    to  12/31/2012       49.126490        57.377608         54.6627
   01/01/2013    to  12/31/2013       57.377608        75.982209         21.8892
=============   ==== ==========       =========        =========      ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004    to  04/30/2004       10.349774        10.164682      8,900.5849
=============   ==== ==========       =========        =========      ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004    to  04/30/2004       10.307096        10.111939          0.0000
=============   ==== ==========       =========        =========      ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       43.255870        48.119581      96,911.4407
  01/01/2005    to  12/31/2005       48.119581        49.135376      85,451.5444
  01/01/2006    to  12/31/2006       49.135376        57.157006      79,235.3239
  01/01/2007    to  12/31/2007       57.157006        58.543777      55,670.3474
  01/01/2008    to  12/31/2008       58.543777        36.810057      44,339.2411
  01/01/2009    to  12/31/2009       36.810057        43.039257      38,348.2600
  01/01/2010    to  12/31/2010       43.039257        49.738701      37,204.0589
  01/01/2011    to  12/31/2011       49.738701        47.152205      33,239.6762
  01/01/2012    to  12/31/2012       47.152205        54.934917      30,576.5485
  01/01/2013    to  12/31/2013       54.934917        72.576802      29,499.2579
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       13.160626        13.379550           0.0000
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.272944        12.369552           0.0000
  01/01/2005    to  12/31/2005       12.369552        12.855027           0.0000
  01/01/2006    to  12/31/2006       12.855027        14.715800           0.0000
  01/01/2007    to  12/31/2007       14.715800        13.654424           0.0000
  01/01/2008    to  12/31/2008       13.654424         8.266152           0.0000
  01/01/2009    to  12/31/2009        8.266152        10.597166           0.0000
  01/01/2010    to  04/30/2010       10.597166        11.327407           0.0000
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.139698         7.143926           0.0000
  01/01/2005    to  12/31/2005        7.143926         8.087413           0.0000
  01/01/2006    to  12/31/2006        8.087413         8.479563           0.0000
  01/01/2007    to  12/31/2007        8.479563         9.850612           0.0000
  01/01/2008    to  12/31/2008        9.850612         5.861129           0.0000
  01/01/2009    to  12/31/2009        5.861129         8.420404           0.0000
  01/01/2010    to  12/31/2010        8.420404        10.617962           0.0000
  01/01/2011    to  12/31/2011       10.617962        10.313564           0.0000
  01/01/2012    to  12/31/2012       10.313564        11.578382           0.0000
  01/01/2013    to  12/31/2013       11.578382        15.617217           0.0000
============   ==== ==========       =========        =========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.635643        14.721727       2,370.1437
  01/01/2005    to  12/31/2005       14.721727        17.096326       2,213.4556
  01/01/2006    to  12/31/2006       17.096326        19.624437       1,996.6685
  01/01/2007    to  12/31/2007       19.624437        21.330719       1,843.2830
  01/01/2008    to  12/31/2008       21.330719        11.745533       2,117.3561
  01/01/2009    to  12/31/2009       11.745533        14.138310       2,013.2500
  01/01/2010    to  12/31/2010       14.138310        14.920717       1,733.1925
  01/01/2011    to  12/31/2011       14.920717        11.769049       2,015.6770
  01/01/2012    to  12/31/2012       11.769049        13.873038         474.8212
  01/01/2013    to  12/31/2013       13.873038        15.774706         481.0086
============   ==== ==========       =========        =========       ==========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.189571        16.490508           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.483119        46.728513           0.0000
  01/01/2006    to  12/31/2006       46.728513        48.058804           0.0000
  01/01/2007    to  12/31/2007       48.058804        50.316710         135.1774
  01/01/2008    to  12/31/2008       50.316710        47.868866           0.0000
  01/01/2009    to  12/31/2009       47.868866        51.615649         416.2100
  01/01/2010    to  12/31/2010       51.615649        55.087697          87.9702
  01/01/2011    to  12/31/2011       55.087697        57.834950          43.0178
  01/01/2012    to  12/31/2012       57.834950        61.271564          38.0890
  01/01/2013    to  12/31/2013       61.271564        59.900695          33.8572
============   ==== ==========       =========        =========       ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.191970        11.602925         139.0700
  01/01/2010    to  12/31/2010       11.602925        13.730001          60.1585
  01/01/2011    to  12/31/2011       13.730001        12.346718          41.3465
  01/01/2012    to  12/31/2012       12.346718        13.944955          41.3080
  01/01/2013    to  12/31/2013       13.944955        18.484367           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE
  THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
  (CLASS A))
  04/30/2007    to  12/31/2007       15.854780        16.601870         868.1722
  01/01/2008    to  12/31/2008       16.601870         9.403807         325.9489
  01/01/2009    to  05/01/2009        9.403807         8.948289           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.021735        10.137415          10.4710
  01/01/2006    to  12/31/2006       10.137415        10.467468          10.0092
  01/01/2007    to  12/31/2007       10.467468        10.834395           9.5922
  01/01/2008    to  12/31/2008       10.834395        10.977543       1,796.2739
  01/01/2009    to  12/31/2009       10.977543        10.868628       4,075.8000
  01/01/2010    to  12/31/2010       10.868628        10.733614       1,822.5775
  01/01/2011    to  12/31/2011       10.733614        10.600639       1,245.2756
  01/01/2012    to  12/31/2012       10.600639        10.468237       1,176.5826
  01/01/2013    to  12/31/2013       10.468237        10.338196       1,646.9973
============   ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.065265        10.003640          10.9722
  01/01/2005    to  04/30/2005       10.003640        10.021625           0.0000
============   ==== ==========       =========        =========      ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.801658        11.962290      44,775.6656
  01/01/2005    to  12/31/2005       11.962290        13.011576      43,725.9694
  01/01/2006    to  12/31/2006       13.011576        14.701552      43,717.9434
  01/01/2007    to  12/31/2007       14.701552        15.161387      35,738.0580
  01/01/2008    to  12/31/2008       15.161387         9.064681      28,255.3460
  01/01/2009    to  12/31/2009        9.064681        11.801324      26,338.9800
  01/01/2010    to  12/31/2010       11.801324        13.032014      26,052.5390
  01/01/2011    to  12/31/2011       13.032014        12.332586      12,278.4541
  01/01/2012    to  12/31/2012       12.332586        13.725477      11,659.8364
  01/01/2013    to  12/31/2013       13.725477        18.099772      10,108.1080
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.202378        13.469699      14,893.6448
  01/01/2006    to  12/31/2006       13.469699        13.638565      14,806.6846
  01/01/2007    to  12/31/2007       13.638565        15.002123      14,563.2818
  01/01/2008    to  12/31/2008       15.002123         9.400752      14,447.2582
  01/01/2009    to  12/31/2009        9.400752        12.956996      13,955.9000
  01/01/2010    to  12/31/2010       12.956996        14.243832      13,117.1767
  01/01/2011    to  12/31/2011       14.243832        14.098446      12,833.9991
  01/01/2012    to  12/31/2012       14.098446        16.088354      10,662.3866
  01/01/2013    to  12/31/2013       16.088354        21.724736      10,577.8963
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.743734        12.138705      14,117.7326
  01/01/2005    to  04/30/2005       12.138705        11.170477           0.0000
============   ==== ==========       =========        =========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.998185         8.693182           0.0000
  01/01/2006    to  12/31/2006        8.693182         9.239346           0.0000
  01/01/2007    to  12/31/2007        9.239346        10.427689       2,224.0513
  01/01/2008    to  12/31/2008       10.427689         5.566976         789.7356
  01/01/2009    to  12/31/2009        5.566976         7.900510         950.9300
  01/01/2010    to  12/31/2010        7.900510         8.535569         975.6949
  01/01/2011    to  12/31/2011        8.535569         8.313373       1,306.2122
  01/01/2012    to  04/27/2012        8.313373         9.357081           0.0000
============   ==== ==========       =========        =========      ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.665966        11.288655       1,362.4731
  01/01/2008    to  12/31/2008       11.288655         6.542826         698.8357
  01/01/2009    to  12/31/2009        6.542826         8.379083           0.0000
  01/01/2010    to  12/31/2010        8.379083        10.869047           0.0000
  01/01/2011    to  12/31/2011       10.869047        11.028992           0.0000
  01/01/2012    to  12/31/2012       11.028992        12.077797           0.0000
  01/01/2013    to  12/31/2013       12.077797        17.698454           0.0000
============   ==== ==========       =========        =========      ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.721361        14.289556           0.0000
  01/01/2010    to  12/31/2010       14.289556        17.299971           0.0000
  01/01/2011    to  12/31/2011       17.299971        14.308679           0.0000
  01/01/2012    to  12/31/2012       14.308679        16.659917           0.0000
  01/01/2013    to  12/31/2013       16.659917        20.994338           0.0000
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.601916        11.539424      61,651.3959
  01/01/2005    to  12/31/2005       11.539424        11.721370      65,673.8833
  01/01/2006    to  12/31/2006       11.721370        12.957579      65,730.8053
  01/01/2007    to  12/31/2007       12.957579        13.322630      63,955.7576
  01/01/2008    to  12/31/2008       13.322630        10.216420      56,463.6460
  01/01/2009    to  12/31/2009       10.216420        11.936262      51,760.2800
  01/01/2010    to  12/31/2010       11.936262        12.943025      50,888.3119
  01/01/2011    to  12/31/2011       12.943025        13.058540      48,620.2169
  01/01/2012    to  12/31/2012       13.058540        14.353784      42,577.3632
  01/01/2013    to  12/31/2013       14.353784        16.826232      40,107.4676
============   ==== ==========       =========        =========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008    to  12/31/2008       16.218669        11.322128          0.0000
   01/01/2009    to  12/31/2009       11.322128        13.483174      4,187.5400
   01/01/2010    to  12/31/2010       13.483174        14.804357      3,977.3217
   01/01/2011    to  12/31/2011       14.804357        14.714258      5,602.8362
   01/01/2012    to  12/31/2012       14.714258        16.901742      4,895.7074
   01/01/2013    to  12/31/2013       16.901742        22.598433      6,273.7870
=============   ==== ==========       =========        =========      ==========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008    to  12/31/2008        9.998630         6.606976      1,032.4958
   01/01/2009    to  12/31/2009        6.606976         8.148579      2,193.1100
   01/01/2010    to  12/31/2010        8.148579         8.934476      2,750.1684
   01/01/2011    to  12/31/2011        8.934476         8.775467      4,041.6643
   01/01/2012    to  12/31/2012        8.775467         9.871871      2,885.6252
   01/01/2013    to  04/26/2013        9.871871        10.818903          0.0000
=============   ==== ==========       =========        =========      ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013    to  12/31/2013       16.794799        20.994082      1,302.7087
=============   ==== ==========       =========        =========      ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007    to  12/31/2007       17.823903        15.830214      1,384.4902
   01/01/2008    to  12/31/2008       15.830214         9.645448      1,451.0157
   01/01/2009    to  12/31/2009        9.645448        13.027408      1,473.2500
   01/01/2010    to  12/31/2010       13.027408        15.806624      1,380.7217
   01/01/2011    to  12/31/2011       15.806624        14.787053      1,313.0822
   01/01/2012    to  12/31/2012       14.787053        15.374272      1,301.7199
   01/01/2013    to  04/26/2013       15.374272        16.677893          0.0000
=============   ==== ==========       =========        =========      ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004    to  12/31/2004       14.074920        16.447165        674.8653
   01/01/2005    to  12/31/2005       16.447165        17.833069        611.1246
   01/01/2006    to  12/31/2006       17.833069        20.186947      1,091.1188
   01/01/2007    to  04/27/2007       20.186947        21.956823          0.0000
=============   ==== ==========       =========        =========      ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
  VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006    to  12/31/2006       11.416792        12.104219          0.0000
   01/01/2007    to  04/27/2007       12.104219        13.376983          0.0000
=============   ==== ==========       =========        =========      ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.259256        12.212877      14,103.2290
  01/01/2005    to  12/31/2005       12.212877        12.824780       4,964.3140
  01/01/2006    to  12/31/2006       12.824780        14.297535       4,958.8795
  01/01/2007    to  12/31/2007       14.297535        15.411098       2,927.3717
  01/01/2008    to  12/31/2008       15.411098         8.826725       2,921.5753
  01/01/2009    to  12/31/2009        8.826725        12.468631       2,914.6100
  01/01/2010    to  12/31/2010       12.468631        14.375590       2,908.9319
  01/01/2011    to  12/31/2011       14.375590        14.007819       2,845.5791
  01/01/2012    to  12/31/2012       14.007819        16.416171       2,845.5791
  01/01/2013    to  12/31/2013       16.416171        22.497542       2,845.5791
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.665571        12.686414      11,424.9011
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.515528        13.356278         635.8786
  01/01/2005    to  12/31/2005       13.356278        14.604253         633.5815
  01/01/2006    to  12/31/2006       14.604253        14.946661         631.3089
  01/01/2007    to  12/31/2007       14.946661        16.167056         567.5293
  01/01/2008    to  12/31/2008       16.167056        10.167261           0.0000
  01/01/2009    to  12/31/2009       10.167261        13.920291           0.0000
  01/01/2010    to  12/31/2010       13.920291        18.512706           0.0000
  01/01/2011    to  12/31/2011       18.512706        18.547803           0.0000
  01/01/2012    to  12/31/2012       18.547803        21.230144           0.0000
  01/01/2013    to  12/31/2013       21.230144        30.227675           0.0000
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.655564        11.880862         675.9521
============   ==== ==========       =========        =========      ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.946541        18.875228           0.0000
  01/01/2011    to  12/31/2011       18.875228        15.532870           0.0000
  01/01/2012    to  12/31/2012       15.532870        15.734395           0.0000
  01/01/2013    to  12/31/2013       15.734395        17.210138           0.0000
============   ==== ==========       =========        =========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.049637        13.305838      20,775.4793
  01/01/2005    to  12/31/2005       13.305838        13.864524      21,316.5433
  01/01/2006    to  12/31/2006       13.864524        16.273023      21,871.5597
  01/01/2007    to  12/31/2007       16.273023        16.582094      23,326.3841
  01/01/2008    to  12/31/2008       16.582094        11.275849      21,596.4237
  01/01/2009    to  12/31/2009       11.275849        14.192571      19,785.5700
  01/01/2010    to  12/31/2010       14.192571        15.783322      18,550.8073
  01/01/2011    to  12/31/2011       15.783322        15.887174      17,541.0632
  01/01/2012    to  12/31/2012       15.887174        18.717496      12,648.6651
  01/01/2013    to  12/31/2013       18.717496        24.477100      12,514.0221
============   ==== ==========       =========        =========      ===========
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.480000        13.084794           0.0000
  01/01/2007    to  12/31/2007       13.084794        13.294408           0.0000
  01/01/2008    to  12/31/2008       13.294408         7.770474           0.0000
  01/01/2009    to  12/31/2009        7.770474        10.179211           0.0000
  01/01/2010    to  12/31/2010       10.179211        11.711649           0.0000
  01/01/2011    to  12/31/2011       11.711649        10.898409           0.0000
  01/01/2012    to  12/31/2012       10.898409        12.564185           0.0000
  01/01/2013    to  12/31/2013       12.564185        16.069414           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.540000        12.165458           0.0000
  01/01/2007    to  12/31/2007       12.165458        12.600103           0.0000
  01/01/2008    to  12/31/2008       12.600103         8.469248           0.0002
  01/01/2009    to  12/31/2009        8.469248        10.734075       7,396.0900
  01/01/2010    to  12/31/2010       10.734075        12.040940       2,916.5976
  01/01/2011    to  12/31/2011       12.040940        11.689184       1,829.6990
  01/01/2012    to  12/31/2012       11.689184        13.151353       1,827.3213
  01/01/2013    to  12/31/2013       13.151353        15.510110       1,825.1257
============   ==== ==========       =========        =========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.660000        11.195801           0.0000
  01/01/2007    to  12/31/2007       11.195801        11.710432           0.0000
  01/01/2008    to  12/31/2008       11.710432         9.176380           0.0000
  01/01/2009    to  12/31/2009        9.176380        11.138396           0.0000
  01/01/2010    to  12/31/2010       11.138396        12.199339           0.0000
  01/01/2011    to  12/31/2011       12.199339        12.261994           0.0000
  01/01/2012    to  12/31/2012       12.261994        13.430164           0.0000
  01/01/2013    to  12/31/2013       13.430164        14.467578           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.160000        12.827005           0.0000
  01/01/2007    to  12/31/2007       12.827005        13.262478           0.0000
  01/01/2008    to  12/31/2008       13.262478         8.137657           0.0000
  01/01/2009    to  12/31/2009        8.137657        10.455446           0.0000
  01/01/2010    to  12/31/2010       10.455446        11.925017       1,067.7116
  01/01/2011    to  12/31/2011       11.925017        11.321006       7,906.1679
  01/01/2012    to  12/31/2012       11.321006        12.937129       7,704.7265
  01/01/2013    to  12/31/2013       12.937129        16.087388       9,479.8568
============   ==== ==========       =========        =========       ==========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998630         7.040916           0.0000
  01/01/2009    to  12/31/2009        7.040916         8.938766           0.0000
  01/01/2010    to  12/31/2010        8.938766         9.714577           0.0000
  01/01/2011    to  12/31/2011        9.714577         9.425253       2,753.1769
  01/01/2012    to  12/31/2012        9.425253        10.808328       2,741.1819
  01/01/2013    to  04/26/2013       10.808328        11.641291           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.070000        11.643151           0.0000
  01/01/2007    to  12/31/2007       11.643151        12.211421           0.0000
  01/01/2008    to  12/31/2008       12.211421         8.873167           0.0000
  01/01/2009    to  12/31/2009        8.873167        11.048877           0.0000
  01/01/2010    to  12/31/2010       11.048877        12.264661           0.0000
  01/01/2011    to  12/31/2011       12.264661        12.098465           0.0000
  01/01/2012    to  12/31/2012       12.098465        13.428209           0.0000
  01/01/2013    to  12/31/2013       13.428209        15.147931           0.0000
============   ==== ==========       =========        =========       ==========

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and the financial statements of the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                     AMERICAN FUNDS                                  DWS II
                                               AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH        CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------    ------------------    ------------------    ------------------
ASSETS:
   Investments at fair value..............   $      122,929,910    $       29,677,084    $      147,932,831    $          482,039
   Due from MetLife Investors
     Insurance Company....................                   --                    --                    --                    --
                                             ------------------    ------------------    ------------------    ------------------
       Total Assets.......................          122,929,910            29,677,084           147,932,831               482,039
                                             ------------------    ------------------    ------------------    ------------------
LIABILITIES:
   Accrued fees...........................                   46                    67                    73                    26
   Due to MetLife Investors
     Insurance Company....................                    6                     5                     3                     1
                                             ------------------    ------------------    ------------------    ------------------
       Total Liabilities..................                   52                    72                    76                    27
                                             ------------------    ------------------    ------------------    ------------------

NET ASSETS................................   $      122,929,858    $       29,677,012    $      147,932,755    $          482,012
                                             ==================    ==================    ==================    ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $      122,929,858    $       29,677,012    $      147,921,532    $          481,232
   Net assets from contracts in payout....                   --                    --                11,223                   780
                                             ------------------    ------------------    ------------------    ------------------
       Total Net Assets...................   $      122,929,858    $       29,677,012    $      147,932,755    $          482,012
                                             ==================    ==================    ==================    ==================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES     FOREIGN SECURITIES   INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         6,033,163  $            126,890  $        30,101,171  $         6,558,375
   Due from MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            6,033,163               126,890           30,101,171            6,558,375
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   60                    10                   54                  108
   Due to MetLife Investors
     Insurance Company..................                    3                    --                    3                    4
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   63                    10                   57                  112
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         6,033,100  $            126,880  $        30,101,114  $         6,558,263
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         6,033,100  $            126,880  $        30,044,457  $         6,519,559
   Net assets from contracts in payout..                   --                    --               56,657               38,704
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         6,033,100  $            126,880  $        30,101,114  $         6,558,263
                                          ===================  ====================  ===================  ====================

                                                 MIST
                                           ALLIANCEBERNSTEIN       MIST AMERICAN        MIST AMERICAN
                                            GLOBAL DYNAMIC        FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN
                                              ALLOCATION            ALLOCATION           ALLOCATION          FUNDS GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,463,237  $       250,188,243  $        257,567,768  $        29,653,015
   Due from MetLife Investors
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           27,463,237          250,188,243           257,567,768           29,653,015
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   74                   57                    55                   89
   Due to MetLife Investors
     Insurance Company..................                    2                    2                     8                    8
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   76                   59                    63                   97
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
                                          ===================  ===================  ====================  ===================


                                              MIST AMERICAN
                                             FUNDS MODERATE       MIST AQR GLOBAL
                                               ALLOCATION          RISK BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       120,520,480  $        14,540,702
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          120,520,480           14,540,702
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   60                  101
   Due to MetLife Investors
     Insurance Company..................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   61                  102
                                          -------------------  -------------------

NET ASSETS..............................  $       120,520,419  $        14,540,600
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       120,520,419  $        14,540,600
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       120,520,419  $        14,540,600
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                            MIST BLACKROCK
                                            GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK      MIST CLARION GLOBAL
                                              STRATEGIES           HIGH YIELD         LARGE CAP CORE          REAL ESTATE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        58,090,022  $        17,263,692  $         7,879,524  $        38,352,719
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           58,090,022           17,263,692            7,879,524           38,352,719
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   82                  117                   61                  151
   Due to MetLife Investors
     Insurance Company..................                    3                    5                    2                    7
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   85                  122                   63                  158
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        58,089,937  $        17,263,570  $         7,879,461  $        38,352,561
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,089,937  $        17,263,570  $         7,879,461  $        38,307,138
   Net assets from contracts in payout..                   --                   --                   --               45,423
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        58,089,937  $        17,263,570  $         7,879,461  $        38,352,561
                                          ===================  ===================  ===================  ====================

                                                                                                               MIST HARRIS
                                            MIST CLEARBRIDGE     MIST CLEARBRIDGE     MIST GOLDMAN SACHS         OAKMARK
                                          AGGRESSIVE GROWTH II   AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $         4,991,206  $       101,728,961  $        19,638,277  $        72,879,421
   Due from MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             4,991,206          101,728,961           19,638,277           72,879,421
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    53                  133                  130                   74
   Due to MetLife Investors
     Insurance Company..................                     4                    4                    8                    5
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    57                  137                  138                   79
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $         4,991,149  $       101,728,824  $        19,638,139  $        72,879,342
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         4,991,149  $       101,652,834  $        19,633,177  $        72,871,005
   Net assets from contracts in payout..                    --               75,990                4,962                8,337
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $         4,991,149  $       101,728,824  $        19,638,139  $        72,879,342
                                          ====================  ===================  ===================  ===================

                                              MIST INVESCO
                                              BALANCED-RISK        MIST INVESCO
                                               ALLOCATION            COMSTOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        19,667,216  $       130,402,858
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           19,667,216          130,402,858
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   87                  121
   Due to MetLife Investors
     Insurance Company..................                    3                    3
                                          -------------------  -------------------
       Total Liabilities................                   90                  124
                                          -------------------  -------------------

NET ASSETS..............................  $        19,667,126  $       130,402,734
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        19,667,126  $       130,285,474
   Net assets from contracts in payout..                   --              117,260
                                          -------------------  -------------------
       Total Net Assets.................  $        19,667,126  $       130,402,734
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                            MIST JPMORGAN
                                              MIST INVESCO         MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE
                                              MID CAP VALUE      SMALL CAP GROWTH        CORE BOND           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       210,304,188  $        59,587,434  $        12,506,320  $        10,517,901
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          210,304,188           59,587,434           12,506,320           10,517,901
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                   96                   81                   82
   Due to MetLife Investors
     Insurance Company..................                    6                    4                    5                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  165                  100                   86                   84
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       210,304,023  $        59,587,334  $        12,506,234  $        10,517,817
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       209,394,230  $        59,558,106  $        12,506,234  $        10,517,817
   Net assets from contracts in payout..              909,793               29,228                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       210,304,023  $        59,587,334  $        12,506,234  $        10,517,817
                                          ===================  ===================  ===================  ===================


                                              MIST JPMORGAN     MIST LOOMIS SAYLES   MIST LORD ABBETT      MIST MET/EATON
                                             SMALL CAP VALUE      GLOBAL MARKETS      BOND DEBENTURE     VANCE FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,530,827  $        15,197,619  $       236,290,207  $         4,880,312
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            9,530,827           15,197,619          236,290,207            4,880,312
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   86                   68                  167                   97
   Due to MetLife Investors
     Insurance Company..................                    6                    2                    7                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   92                   70                  174                  100
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         9,530,735  $        15,197,549  $       236,290,033  $         4,880,212
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,530,735  $        15,197,549  $       235,459,482  $         4,880,212
   Net assets from contracts in payout..                   --                   --              830,551                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         9,530,735  $        15,197,549  $       236,290,033  $         4,880,212
                                          ===================  ===================  ===================  ===================

                                           MIST MET/FRANKLIN
                                          LOW DURATION TOTAL   MIST MET/TEMPLETON
                                                RETURN         INTERNATIONAL BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,817,163  $         5,578,760
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           27,817,163            5,578,760
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                   48
   Due to MetLife Investors
     Insurance Company..................                    2                    1
                                          -------------------  -------------------
       Total Liabilities................                  123                   49
                                          -------------------  -------------------

NET ASSETS..............................  $        27,817,040  $         5,578,711
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,817,040  $         5,578,711
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        27,817,040  $         5,578,711
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                             MIST METLIFE         MIST METLIFE         MIST METLIFE         MIST METLIFE
                                          AGGRESSIVE STRATEGY     BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       217,076,647  $       116,669,212  $     2,838,829,008  $       399,075,640
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          217,076,647          116,669,212        2,838,829,008          399,075,640
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   56                   72                   73                   53
   Due to MetLife Investors
     Insurance Company..................                    5                    3                    4                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   61                   75                   77                   56
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       217,076,586  $       116,669,137  $     2,838,828,931  $       399,075,584
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       217,076,586  $       116,669,137  $     2,838,182,362  $       399,033,178
   Net assets from contracts in payout..                   --                   --              646,569               42,406
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       217,076,586  $       116,669,137  $     2,838,828,931  $       399,075,584
                                          ===================  ===================  ===================  ===================

                                                                                        MIST METLIFE
                                              MIST METLIFE         MIST METLIFE          MULTI-INDEX       MIST MFS EMERGING
                                             GROWTH STRATEGY     MODERATE STRATEGY      TARGETED RISK       MARKETS EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,930,455,024  $     1,005,233,900  $           377,900  $        59,292,715
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................        1,930,455,024        1,005,233,900              377,900           59,292,715
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   59                   39                   39                  128
   Due to MetLife Investors
     Insurance Company..................                    4                    4                   --                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   63                   43                   39                  132
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $     1,930,454,961  $     1,005,233,857  $           377,861  $        59,292,583
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,930,433,788  $     1,005,158,893  $           377,861  $        59,063,583
   Net assets from contracts in payout..               21,173               74,964                   --              229,000
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $     1,930,454,961  $     1,005,233,857  $           377,861  $        59,292,583
                                          ===================  ===================  ===================  ===================


                                            MIST MFS RESEARCH   MIST MORGAN STANLEY
                                              INTERNATIONAL       MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       141,100,750  $        76,130,705
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          141,100,750           76,130,705
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  194                  117
   Due to MetLife Investors
     Insurance Company..................                   10                    8
                                          -------------------  --------------------
       Total Liabilities................                  204                  125
                                          -------------------  --------------------

NET ASSETS..............................  $       141,100,546  $        76,130,580
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       140,758,880  $        76,001,512
   Net assets from contracts in payout..              341,666              129,068
                                          -------------------  --------------------
       Total Net Assets.................  $       141,100,546  $        76,130,580
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                   MIST PIMCO
                                           MIST OPPENHEIMER    INFLATION PROTECTED      MIST PIMCO
                                             GLOBAL EQUITY            BOND             TOTAL RETURN       MIST PIONEER FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  --------------------  -------------------  ------------------
ASSETS:
   Investments at fair value............  $       51,152,382  $       102,943,973   $       508,804,395  $       99,844,208
   Due from MetLife Investors
     Insurance Company..................                  --                   --                    --                  --
                                          ------------------  --------------------  -------------------  ------------------
       Total Assets.....................          51,152,382          102,943,973           508,804,395          99,844,208
                                          ------------------  --------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  99                  124                   122                 194
   Due to MetLife Investors
     Insurance Company..................                   5                    3                     3                  12
                                          ------------------  --------------------  -------------------  ------------------
       Total Liabilities................                 104                  127                   125                 206
                                          ------------------  --------------------  -------------------  ------------------

NET ASSETS..............................  $       51,152,278  $       102,943,846   $       508,804,270  $       99,844,002
                                          ==================  ====================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       51,086,588  $       102,923,905   $       508,263,339  $       99,350,842
   Net assets from contracts in payout..              65,690               19,941               540,931             493,160
                                          ------------------  --------------------  -------------------  ------------------
       Total Net Assets.................  $       51,152,278  $       102,943,846   $       508,804,270  $       99,844,002
                                          ==================  ====================  ===================  ==================

                                                                                                          MIST SCHRODERS
                                             MIST PIONEER         MIST PYRAMIS         MIST PYRAMIS           GLOBAL
                                           STRATEGIC INCOME     GOVERNMENT INCOME      MANAGED RISK         MULTI-ASSET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        16,641,659  $        4,571,032  $         3,558,093  $         9,704,762
   Due from MetLife Investors
     Insurance Company..................                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Assets.....................           16,641,659           4,571,032            3,558,093            9,704,762
                                          -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                  59                   57                   91
   Due to MetLife Investors
     Insurance Company..................                    4                   2                    1                    2
                                          -------------------  ------------------  -------------------  -------------------
       Total Liabilities................                  163                  61                   58                   93
                                          -------------------  ------------------  -------------------  -------------------

NET ASSETS..............................  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
                                          ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
   Net assets from contracts in payout..                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Net Assets.................  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
                                          ===================  ==================  ===================  ===================


                                           MIST SSGA GROWTH         MIST SSGA
                                            AND INCOME ETF         GROWTH ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $      168,487,878  $        58,809,037
   Due from MetLife Investors
     Insurance Company..................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................         168,487,878           58,809,037
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  61                   82
   Due to MetLife Investors
     Insurance Company..................                   2                    8
                                          ------------------  -------------------
       Total Liabilities................                  63                   90
                                          ------------------  -------------------

NET ASSETS..............................  $      168,487,815  $        58,808,947
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      168,487,815  $        58,808,947
   Net assets from contracts in payout..                  --                   --
                                          ------------------  -------------------
       Total Net Assets.................  $      168,487,815  $        58,808,947
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                          MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                            LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       661,695,103  $        86,470,792  $        59,255,466  $        19,482,996
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          661,695,103           86,470,792           59,255,466           19,482,996
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  183                  162                  154                  108
   Due to MetLife Investors
     Insurance Company..................                    4                    3                    5                    6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  187                  165                  159                  114
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       661,694,916  $        86,470,627  $        59,255,307  $        19,482,882
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       657,165,988  $        86,436,965  $        59,246,004  $        19,482,882
   Net assets from contracts in payout..            4,528,928               33,662                9,303                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       661,694,916  $        86,470,627  $        59,255,307  $        19,482,882
                                          ===================  ===================  ===================  ===================

                                              MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK
                                          AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION     MONEY MARKET
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         3,330,583  $        93,928,370   $        11,748,823  $        97,827,830
   Due from MetLife Investors
     Insurance Company..................                    --                   --                    --                   14
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................             3,330,583           93,928,370            11,748,823           97,827,844
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   117                   91                    84                  140
   Due to MetLife Investors
     Insurance Company..................                     4                    3                     7                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   121                   94                    91                  140
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................   $         3,330,462  $        93,928,276   $        11,748,732  $        97,827,704
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         3,330,462  $        93,875,540   $        11,725,006  $        97,679,683
   Net assets from contracts in payout..                    --               52,736                23,726              148,021
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................   $         3,330,462  $        93,928,276   $        11,748,732  $        97,827,704
                                          ====================  ===================  ====================  ===================

                                           MSF DAVIS VENTURE      MSF FRONTIER
                                                 VALUE           MID CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       231,721,957  $        10,360,769
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          231,721,957           10,360,769
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                  112
   Due to MetLife Investors
     Insurance Company..................                    4                    2
                                          -------------------  -------------------
       Total Liabilities................                  125                  114
                                          -------------------  -------------------

NET ASSETS..............................  $       231,721,832  $        10,360,655
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       231,320,079  $        10,358,679
   Net assets from contracts in payout..              401,753                1,976
                                          -------------------  -------------------
       Total Net Assets.................  $       231,721,832  $        10,360,655
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                        MSF MET/DIMENSIONAL
                                             MSF JENNISON       MSF LOOMIS SAYLES    MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                GROWTH          SMALL CAP GROWTH      MID CAP VALUE           COMPANY
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $      148,420,251  $        18,599,354  $        46,665,700  $        3,758,193
   Due from MetLife Investors
     Insurance Company..................                  --                   --                   --                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Assets.....................         148,420,251           18,599,354           46,665,700           3,758,193
                                          ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                 143                  111                   99                 141
   Due to MetLife Investors
     Insurance Company..................                   3                    5                    7                  13
                                          ------------------  -------------------  -------------------  -------------------
       Total Liabilities................                 146                  116                  106                 154
                                          ------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $      148,420,105  $        18,599,238  $        46,665,594  $        3,758,039
                                          ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      148,244,865  $        18,595,800  $        46,654,693  $        3,758,039
   Net assets from contracts in payout..             175,240                3,438               10,901                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $      148,420,105  $        18,599,238  $        46,665,594  $        3,758,039
                                          ==================  ===================  ===================  ===================


                                              MSF METLIFE          MSF METLIFE            MSF MFS
                                          MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN        MSF MFS VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,308,881  $       42,940,325  $       106,290,437  $       199,810,278
   Due from MetLife Investors
     Insurance Company..................                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Assets.....................            4,308,881          42,940,325          106,290,437          199,810,278
                                          -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   67                  53                   96                  134
   Due to MetLife Investors
     Insurance Company..................                    1                   2                    5                    5
                                          -------------------  ------------------  -------------------  -------------------
       Total Liabilities................                   68                  55                  101                  139
                                          -------------------  ------------------  -------------------  -------------------

NET ASSETS..............................  $         4,308,813  $       42,940,270  $       106,290,336  $       199,810,139
                                          ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,308,813  $       42,940,270  $       106,123,622  $       199,792,290
   Net assets from contracts in payout..                   --                  --              166,714               17,849
                                          -------------------  ------------------  -------------------  -------------------
       Total Net Assets.................  $         4,308,813  $       42,940,270  $       106,290,336  $       199,810,139
                                          ===================  ==================  ===================  ===================


                                               MSF MSCI           MSF NEUBERGER
                                              EAFE INDEX         BERMAN GENESIS
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $        1,975,193  $        51,389,724
   Due from MetLife Investors
     Insurance Company..................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................           1,975,193           51,389,724
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  57                  166
   Due to MetLife Investors
     Insurance Company..................                   6                    7
                                          ------------------  -------------------
       Total Liabilities................                  63                  173
                                          ------------------  -------------------

NET ASSETS..............................  $        1,975,130  $        51,389,551
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        1,975,130  $        51,286,914
   Net assets from contracts in payout..                  --              102,637
                                          ------------------  -------------------
       Total Net Assets.................  $        1,975,130  $        51,389,551
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                            MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                  INDEX         LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value............  $         5,051,871  $        69,174,426  $        12,760,582  $        4,673,331
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Assets.....................            5,051,871           69,174,426           12,760,582           4,673,331
                                          -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                   59                  121                   99                  59
   Due to MetLife Investors
     Insurance Company..................                   --                    5                    8                   2
                                          -------------------  -------------------  -------------------  ------------------
       Total Liabilities................                   59                  126                  107                  61
                                          -------------------  -------------------  -------------------  ------------------

NET ASSETS..............................  $         5,051,812  $        69,174,300  $        12,760,475  $        4,673,270
                                          ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,051,812  $        69,069,517  $        12,758,735  $        4,673,270
   Net assets from contracts in payout..                   --              104,783                1,740                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Net Assets.................  $         5,051,812  $        69,174,300  $        12,760,475  $        4,673,270
                                          ===================  ===================  ===================  ==================

                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC      MANAGEMENT            PIMCO VIT            PIMCO VIT
                                           BOND OPPORTUNITIES     U.S. GOVERNMENT        HIGH YIELD          LOW DURATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value............   $         6,673,541  $         7,631,000  $        7,251,941  $         9,300,774
   Due from MetLife Investors
     Insurance Company..................                    --                   --                  --                   --
                                          --------------------  -------------------  ------------------  -------------------
       Total Assets.....................             6,673,541            7,631,000           7,251,941            9,300,774
                                          --------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    52                   84                  65                   47
   Due to MetLife Investors
     Insurance Company..................                     1                    1                  --                    1
                                          --------------------  -------------------  ------------------  -------------------
       Total Liabilities................                    53                   85                  65                   48
                                          --------------------  -------------------  ------------------  -------------------

NET ASSETS..............................   $         6,673,488  $         7,630,915  $        7,251,876  $         9,300,726
                                          ====================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         6,667,731  $         7,630,915  $        7,251,344  $         9,300,726
   Net assets from contracts in payout..                 5,757                   --                 532                   --
                                          --------------------  -------------------  ------------------  -------------------
       Total Net Assets.................   $         6,673,488  $         7,630,915  $        7,251,876  $         9,300,726
                                          ====================  ===================  ==================  ===================


                                                PUTNAM VT           PUTNAM VT
                                              EQUITY INCOME     MULTI-CAP GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,161,957  $         2,459,539
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           27,161,957            2,459,539
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   98                   58
   Due to MetLife Investors
     Insurance Company..................                    5                    3
                                          -------------------  -------------------
       Total Liabilities................                  103                   61
                                          -------------------  -------------------

NET ASSETS..............................  $        27,161,854  $         2,459,478
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,088,981  $         2,414,337
   Net assets from contracts in payout..               72,873               45,141
                                          -------------------  -------------------
       Total Net Assets.................  $        27,161,854  $         2,459,478
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                           RUSSELL AGGRESSIVE                          RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                 EQUITY           RUSSELL CORE BOND     ESTATE SECURITIES          EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,617,971  $          6,859,536  $            983,403  $           8,492,116
   Due from MetLife Investors
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             1,617,971             6,859,536               983,403              8,492,116
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     8                     8                    12                      5
   Due to MetLife Investors
     Insurance Company..................                     3                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    11                     8                    12                      5
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          1,617,960  $          6,859,528  $            983,391  $           8,492,111
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,576,251  $          6,853,097  $            982,446  $           8,178,012
   Net assets from contracts in payout..                41,709                 6,431                   945                314,099
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          1,617,960  $          6,859,528  $            983,391  $           8,492,111
                                          ====================  ====================  ====================  =====================


                                            RUSSELL NON-U.S.
                                               SUB-ACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          3,509,302
   Due from MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Assets....................             3,509,302
                                          --------------------
LIABILITIES:
   Accrued fees.........................                     8
   Due to MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Liabilities...............                     8
                                          --------------------

NET ASSETS..............................  $          3,509,294
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,505,939
   Net assets from contracts in payout..                 3,355
                                          --------------------
        Total Net Assets................  $          3,509,294
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                                      AMERICAN FUNDS                                 DWS II
                                                AMERICAN FUNDS         GLOBAL SMALL        AMERICAN FUNDS         GOVERNMENT &
                                                 GLOBAL GROWTH        CAPITALIZATION           GROWTH           AGENCY SECURITIES
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,398,312  $           241,221  $          1,279,990  $            17,440
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               706,124              177,526               871,717                7,132
      Administrative charges...............               283,685               69,526               347,139                1,105
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               989,809              247,052             1,218,856                8,237
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               408,503              (5,831)                61,134                9,203
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --               23,722
      Realized gains (losses) on sale of
        investments........................             4,192,451            1,017,142             7,384,758              (3,693)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             4,192,451            1,017,142             7,384,758               20,029
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            23,703,654            5,661,018            27,933,318             (55,900)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            27,896,105            6,678,160            35,318,076             (35,871)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         28,304,608  $         6,672,329  $         35,379,210  $          (26,668)
                                             ====================  ===================  ====================  ===================


                                                                      FIDELITY VIP
                                                 FIDELITY VIP            GROWTH           FTVIPT TEMPLETON       INVESCO V.I.
                                                 EQUITY-INCOME        OPPORTUNITIES      FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           130,505  $                350  $           688,859  $             67,261
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               71,576                 1,488              347,149                75,774
      Administrative charges...............               13,353                   177               65,061                13,752
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               84,929                 1,665              412,210                89,526
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               45,576               (1,315)              276,649              (22,265)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              381,239                    59                   --                    --
      Realized gains (losses) on sale of
        investments........................               65,811                 5,999              425,385               242,759
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              447,050                 6,058              425,385               242,759
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              798,810                31,463            4,864,366               765,351
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,245,860                37,521            5,289,751             1,008,110
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,291,436  $             36,206  $         5,566,400  $            985,845
                                             ===================  ====================  ===================  ====================

                                                     MIST
                                               ALLIANCEBERNSTEIN      MIST AMERICAN
                                                GLOBAL DYNAMIC       FUNDS BALANCED
                                                  ALLOCATION           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           320,705  $          3,299,587
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              181,398             3,205,871
      Administrative charges...............               63,541               598,030
                                             -------------------  --------------------
        Total expenses.....................              244,939             3,803,901
                                             -------------------  --------------------
           Net investment income (loss)....               75,766             (504,314)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              533,033            14,837,357
      Realized gains (losses) on sale of
        investments........................              146,626             6,758,543
                                             -------------------  --------------------
           Net realized gains (losses).....              679,659            21,595,900
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,608,358            15,798,540
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,288,017            37,394,440
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,363,783  $         36,890,126
                                             ===================  ====================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST AMERICAN                             MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE       MIST AQR GLOBAL
                                                  ALLOCATION          FUNDS GROWTH          ALLOCATION          RISK BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,504,824  $           121,418  $         2,038,860  $           387,959
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,233,916              370,134            1,622,052              194,178
      Administrative charges...............              607,822               68,901              304,514               44,360
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,841,738              439,035            1,926,566              238,538
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,336,914)            (317,617)              112,294              149,421
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,821,263            1,350,165            6,724,859              722,936
      Realized gains (losses) on sale of
        investments........................            9,283,709            2,032,647            4,447,683            (475,884)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           23,104,972            3,382,812           11,172,542              247,052
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           28,587,618            3,693,791            2,212,586          (1,503,984)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           51,692,590            7,076,603           13,385,128          (1,256,932)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        50,355,676  $         6,758,986  $        13,497,422  $       (1,107,511)
                                             ===================  ===================  ===================  ===================

                                               MIST BLACKROCK
                                               GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK     MIST CLARION GLOBAL
                                                 STRATEGIES           HIGH YIELD         LARGE CAP CORE         REAL ESTATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           680,514  $         1,069,140  $            86,033  $         2,746,301
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              405,859              194,264               46,036              499,988
      Administrative charges...............              131,214               41,668               18,088               95,786
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              537,073              235,932               64,124              595,774
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              143,441              833,208               21,909            2,150,527
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,100,009              434,394                   --                   --
      Realized gains (losses) on sale of
        investments........................              403,967              181,920              357,801            (324,916)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,503,976              616,314              357,801            (324,916)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,882,847            (181,934)            1,681,665          (1,020,469)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,386,823              434,380            2,039,466          (1,345,385)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,530,264  $         1,267,588  $         2,061,375  $           805,142
                                             ===================  ===================  ===================  ===================


                                               MIST CLEARBRIDGE     MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH II   AGGRESSIVE GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            16,713  $           229,026
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                49,725            1,194,262
      Administrative charges...............                 9,636              219,537
                                             --------------------  -------------------
        Total expenses.....................                59,361            1,413,799
                                             --------------------  -------------------
          Net investment income (loss).....              (42,648)          (1,184,773)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................               209,947            5,254,385
                                             --------------------  -------------------
          Net realized gains (losses)......               209,947            5,254,385
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               809,251           28,494,295
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,019,198           33,748,680
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           976,550  $        32,563,907
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      MIST HARRIS         MIST INVESCO
                                             MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK        MIST INVESCO
                                                MID CAP VALUE        INTERNATIONAL         ALLOCATION            COMSTOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           169,034  $         1,670,380  $               --  $         1,276,175
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              274,897              971,967             243,216              959,670
      Administrative charges...............               46,926              168,453              55,010              290,220
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              321,823            1,140,420             298,226            1,249,890
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (152,789)              529,960           (298,226)               26,285
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              671,473                   --             232,302                   --
      Realized gains (losses) on sale of
        investments........................              648,430            1,833,456               9,164            3,243,609
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            1,319,903            1,833,456             241,466            3,243,609
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,772,355           14,288,746              28,016           30,821,728
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,092,258           16,122,202             269,482           34,065,337
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,939,469  $        16,652,162  $         (28,744)  $        34,091,622
                                             ===================  ===================  ==================  ===================

                                                                                                               MIST JPMORGAN
                                                MIST INVESCO         MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE
                                                MID CAP VALUE      SMALL CAP GROWTH         CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,563,060  $           124,149  $            40,331  $             8,048
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           1,988,492              722,542              189,726               74,884
      Administrative charges...............             476,921              129,106               35,458               22,870
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           2,465,413              851,648              225,184               97,754
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (902,353)            (727,499)            (184,853)             (89,706)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            3,213,474               63,377               47,484
      Realized gains (losses) on sale of
        investments........................           2,802,789            2,517,900            1,400,491              211,707
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,802,789            5,731,374            1,463,868              259,191
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          48,920,722           11,841,418          (1,951,764)              627,553
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          51,723,511           17,572,792            (487,896)              886,744
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       50,821,158  $        16,845,293  $         (672,749)  $           797,038
                                             ==================  ===================  ===================  ===================


                                                MIST JPMORGAN     MIST LOOMIS SAYLES
                                               SMALL CAP VALUE      GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            42,689  $          360,248
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................               57,518             213,694
      Administrative charges...............               21,867              37,959
                                             -------------------  ------------------
        Total expenses.....................               79,385             251,653
                                             -------------------  ------------------
          Net investment income (loss).....             (36,696)             108,595
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................              426,468             726,882
                                             -------------------  ------------------
          Net realized gains (losses)......              426,468             726,882
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,016,956           1,299,077
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,443,424           2,025,959
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,406,728  $        2,134,554
                                             ===================  ==================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                          MIST MET/FRANKLIN
                                              MIST LORD ABBETT       MIST MET/EATON      LOW DURATION TOTAL   MIST MET/TEMPLETON
                                               BOND DEBENTURE      VANCE FLOATING RATE         RETURN         INTERNATIONAL BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        16,580,668  $           134,315   $           305,441  $           110,113
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,610,384               55,302               194,959               42,788
      Administrative charges...............              567,207                9,676                55,578               13,853
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            3,177,591               64,978               250,537               56,641
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....           13,403,077               69,337                54,904               53,472
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               15,990                    --               24,834
      Realized gains (losses) on sale of
        investments........................            3,279,512               16,123                16,310              (3,442)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            3,279,512               32,113                16,310               21,392
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (991,494)             (21,021)              (43,087)             (75,084)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,288,018               11,092              (26,777)             (53,692)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,691,095  $            80,429   $            28,127  $             (220)
                                             ===================  ====================  ===================  ===================


                                                 MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              AGGRESSIVE STRATEGY      BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,542,082   $         1,173,246  $         54,754,137  $        13,003,979
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,609,775               674,744            26,439,935            5,049,384
      Administrative charges...............              507,518               249,760             6,806,444            1,072,741
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,117,293               924,504            33,246,379            6,122,125
                                             --------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (1,575,211)               248,742            21,507,758            6,881,854
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             1,895,244                    --           10,530,600
      Realized gains (losses) on sale of
        investments........................            7,431,029               546,545            46,525,347            9,905,738
                                             --------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            7,431,029             2,441,789            46,525,347           20,436,338
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           43,217,486             9,701,355           381,202,233            3,703,658
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           50,648,515            12,143,144           427,727,580           24,139,996
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        49,073,304   $        12,391,886  $        449,235,338  $        31,021,850
                                             ====================  ===================  ====================  ===================


                                                MIST METLIFE          MIST METLIFE
                                               GROWTH STRATEGY      MODERATE STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,780,403  $        23,510,709
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           20,871,300           10,117,455
      Administrative charges...............            4,356,680            2,476,380
                                             -------------------  -------------------
        Total expenses.....................           25,227,980           12,593,835
                                             -------------------  -------------------
          Net investment income (loss).....            (447,577)           10,916,874
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,802,215
      Realized gains (losses) on sale of
        investments........................           27,198,325           16,576,482
                                             -------------------  -------------------
          Net realized gains (losses)......           27,198,325           18,378,697
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          347,398,687           89,825,176
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          374,597,012          108,203,873
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       374,149,435  $       119,120,747
                                             ===================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MIST METLIFE
                                                 MULTI-INDEX       MIST MFS EMERGING    MIST MFS RESEARCH  MIST MORGAN STANLEY
                                                TARGETED RISK       MARKETS EQUITY        INTERNATIONAL      MID CAP GROWTH
                                               SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               857  $          582,435  $         3,517,691  $           450,564
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                1,485             599,329            1,510,777              585,005
      Administrative charges...............                  322             131,520              311,342              164,854
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................                1,807             730,849            1,822,119              749,859
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....                (950)           (148,414)            1,695,572            (299,295)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,496                  --                   --                   --
      Realized gains (losses) on sale of
        investments........................                  299           (106,047)            (739,940)            3,405,175
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......                6,795           (106,047)            (739,940)            3,405,175
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               15,751         (3,220,289)           21,259,599           19,016,467
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               22,546         (3,326,336)           20,519,659           22,421,642
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            21,596  $      (3,474,750)  $        22,215,231  $        22,122,347
                                             ===================  ==================  ===================  ===================

                                                                      MIST PIMCO
                                               MIST OPPENHEIMER   INFLATION PROTECTED      MIST PIMCO
                                                 GLOBAL EQUITY           BOND             TOTAL RETURN       MIST PIONEER FUND
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           412,949  $         2,444,812  $       23,185,357  $         3,064,393
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              251,769            1,216,865           5,281,377              919,777
      Administrative charges...............               98,504              282,967           1,321,846              210,405
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              350,273            1,499,832           6,603,223            1,130,182
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....               62,676              944,980          16,582,134            1,934,211
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            6,529,814          10,745,621                   --
      Realized gains (losses) on sale of
        investments........................              840,499            (732,439)           1,760,478            6,108,159
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              840,499            5,797,375          12,506,099            6,108,159
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,213,059         (19,255,424)        (46,315,981)           17,649,916
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,053,558         (13,458,049)        (33,809,882)           23,758,075
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,116,234  $      (12,513,069)  $     (17,227,748)  $        25,692,286
                                             ===================  ===================  ==================  ===================


                                                 MIST PIONEER        MIST PYRAMIS
                                               STRATEGIC INCOME    GOVERNMENT INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           719,446  $            82,442
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              154,828               37,970
      Administrative charges...............               39,496               13,371
                                             -------------------  -------------------
        Total expenses.....................              194,324               51,341
                                             -------------------  -------------------
          Net investment income (loss).....              525,122               31,101
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               41,401               51,262
      Realized gains (losses) on sale of
        investments........................              153,594             (87,821)
                                             -------------------  -------------------
          Net realized gains (losses)......              194,995             (36,559)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (641,291)            (326,499)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (446,296)            (363,058)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            78,826  $         (331,957)
                                             ===================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                     MIST SCHRODERS
                                                 MIST PYRAMIS            GLOBAL          MIST SSGA GROWTH         MIST SSGA
                                                 MANAGED RISK          MULTI-ASSET        AND INCOME ETF         GROWTH ETF
                                                SUB-ACCOUNT (b)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            27,207  $               664  $         4,139,479  $         1,110,071
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               12,755               81,258            1,565,098              654,797
      Administrative charges...............                2,536               20,008              411,750              135,066
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               15,291              101,266            1,976,848              789,863
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               11,916            (100,602)            2,162,631              320,208
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               60,970               28,544            3,888,201            1,921,277
      Realized gains (losses) on sale of
        investments........................                7,579               67,313            2,304,249            1,372,327
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               68,549               95,857            6,192,450            3,293,604
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               82,837              649,309            9,798,640            4,682,523
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              151,386              745,166           15,991,090            7,976,127
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           163,302  $           644,564  $        18,153,721  $         8,296,335
                                             ===================  ===================  ===================  ===================


                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                               LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,356,354  $           184,505  $           527,010  $            77,538
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,118,071            1,066,977              773,850              188,533
      Administrative charges...............            1,349,886              196,427              135,127               36,700
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            8,467,957            1,263,404              908,977              225,233
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,888,397          (1,078,899)            (381,967)            (147,695)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,111,435                   --                   --
      Realized gains (losses) on sale of
        investments........................           18,386,497            2,941,077            2,139,900             (45,289)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           18,386,497            7,052,512            2,139,900             (45,289)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          155,015,468           17,372,198           12,668,658            2,223,929
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          173,401,965           24,424,710           14,808,558            2,178,640
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       175,290,362  $        23,345,811  $        14,426,591  $         2,030,945
                                             ===================  ===================  ===================  ===================


                                                 MSF BARCLAYS         MSF BLACKROCK
                                             AGGREGATE BOND INDEX      BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            95,863  $         3,536,033
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                44,339              688,937
      Administrative charges...............                 7,855              228,437
                                             --------------------  -------------------
        Total expenses.....................                52,194              917,374
                                             --------------------  -------------------
          Net investment income (loss).....                43,669            2,618,659
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,288,983
      Realized gains (losses) on sale of
        investments........................              (39,211)              146,759
                                             --------------------  -------------------
          Net realized gains (losses)......              (39,211)            2,435,742
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (131,964)          (6,914,788)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (171,175)          (4,479,046)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (127,506)  $       (1,860,387)
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MSF BLACKROCK        MSF BLACKROCK      MSF DAVIS VENTURE      MSF FRONTIER
                                             CAPITAL APPRECIATION     MONEY MARKET             VALUE           MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            89,236   $                --  $         2,760,860  $               --
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................              109,558             1,352,980            2,520,863              97,055
      Administrative charges...............               22,612               253,273              540,172              16,834
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................              132,170             1,606,253            3,061,035             113,889
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (42,934)           (1,606,253)            (300,175)           (113,889)
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --            3,664,156                  --
      Realized gains (losses) on sale of
        investments........................              622,643                    --            9,297,164             111,302
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......              622,643                    --           12,961,320             111,302
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,451,903                    --           46,955,909           1,787,082
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,074,546                    --           59,917,229           1,898,384
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,031,612   $       (1,606,253)  $        59,617,054  $        1,784,495
                                             ====================  ===================  ===================  ==================

                                                                                                            MSF MET/DIMENSIONAL
                                                MSF JENNISON       MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                   GROWTH          SMALL CAP GROWTH       MID CAP VALUE           COMPANY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           311,875  $                --  $          323,038  $            40,129
                                             -------------------  -------------------  ------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,728,915              155,661             624,023               30,395
      Administrative charges...............              323,822               42,205             106,375                6,955
                                             -------------------  -------------------  ------------------  --------------------
        Total expenses.....................            2,052,737              197,866             730,398               37,350
                                             -------------------  -------------------  ------------------  --------------------
          Net investment income (loss).....          (1,740,862)            (197,866)           (407,360)                2,779
                                             -------------------  -------------------  ------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,389,903                   --                  --               62,738
      Realized gains (losses) on sale of
        investments........................            2,851,542            1,235,848             486,945               29,432
                                             -------------------  -------------------  ------------------  --------------------
          Net realized gains (losses)......            4,241,445            1,235,848             486,945               92,170
                                             -------------------  -------------------  ------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           38,020,336            5,362,656          12,204,394              621,901
                                             -------------------  -------------------  ------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           42,261,781            6,598,504          12,691,339              714,071
                                             -------------------  -------------------  ------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        40,520,919  $         6,400,638  $       12,283,979  $           716,850
                                             ===================  ===================  ==================  ====================


                                                  MSF METLIFE           MSF METLIFE
                                              MID CAP STOCK INDEX       STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            33,339   $           651,745
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               54,542               558,617
      Administrative charges...............                8,961                98,005
                                             --------------------  -------------------
        Total expenses.....................               63,503               656,622
                                             --------------------  -------------------
          Net investment income (loss).....             (30,164)               (4,877)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              100,440               597,352
      Realized gains (losses) on sale of
        investments........................              169,866             1,205,036
                                             --------------------  -------------------
          Net realized gains (losses)......              270,306             1,802,388
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              678,992             8,303,585
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              949,298            10,105,973
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           919,134   $        10,101,096
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                   MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                                TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,537,092  $           962,517  $           39,328  $            10,349
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              752,783            1,019,089              21,096              393,903
      Administrative charges...............              256,363              365,563               4,006               74,425
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            1,009,146            1,384,652              25,102              468,328
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            1,527,946            (422,135)              14,226            (457,979)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,844,825                  --                   --
      Realized gains (losses) on sale of
        investments........................            1,634,403            3,046,876              66,296              676,206
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            1,634,403            4,891,701              66,296              676,206
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,776,442           34,235,330             212,770           10,963,148
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           15,410,845           39,127,031             279,066           11,639,354
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,938,791  $        38,704,896  $          293,292  $        11,181,375
                                             ===================  ===================  ==================  ===================


                                              MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           34,172  $            57,839  $            25,042  $            29,409
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              48,740              778,027              140,134               36,572
      Administrative charges...............               8,366              142,316               24,632               11,706
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................              57,106              920,343              164,766               48,278
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (22,934)            (862,504)            (139,724)             (18,869)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --              640,778                   --
      Realized gains (losses) on sale of
        investments........................             168,240            4,832,780              761,006            (155,834)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             168,240            4,832,780            1,401,784            (155,834)
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             857,104           15,737,023            2,766,639              651,165
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,025,344           20,569,803            4,168,423              495,331
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,002,410  $        19,707,299  $         4,028,699  $           476,462
                                             ==================  ===================  ===================  ===================

                                               MSF WESTERN ASSET    MSF WESTERN ASSET
                                             MANAGEMENT STRATEGIC      MANAGEMENT
                                              BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           352,332  $          211,286
                                             --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................                88,019             142,189
      Administrative charges...............                17,269              24,964
                                             --------------------  ------------------
        Total expenses.....................               105,288             167,153
                                             --------------------  ------------------
          Net investment income (loss).....               247,044              44,133
                                             --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                  --
      Realized gains (losses) on sale of
        investments........................               335,486              18,328
                                             --------------------  ------------------
          Net realized gains (losses)......               335,486              18,328
                                             --------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................             (619,172)           (329,701)
                                             --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (283,686)           (311,373)
                                             --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          (36,642)  $        (267,240)
                                             ====================  ==================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   PIMCO VIT            PIMCO VIT             PUTNAM VT           PUTNAM VT
                                                  HIGH YIELD          LOW DURATION          EQUITY INCOME     MULTI-CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            427,241  $           154,503  $           524,183  $            16,319
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                95,747              134,233              199,656               28,292
      Administrative charges...............                19,511               25,748               64,260                3,779
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               115,258              159,981              263,916               32,071
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               311,983              (5,478)              260,267             (15,752)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................               128,731               94,642            1,187,492              127,321
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               128,731               94,642            1,187,492              127,321
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (124,190)            (272,620)            5,626,689              570,168
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                 4,541            (177,978)            6,814,181              697,489
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            316,524  $         (183,456)  $         7,074,448  $           681,737
                                             ====================  ===================  ===================  ===================

                                             RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                   EQUITY           RUSSELL CORE BOND    ESTATE SECURITIES          EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             6,590  $           104,754  $             42,860  $           102,276
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               19,674               92,698                13,213              103,025
      Administrative charges...............                2,357               11,120                 1,583               12,361
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................               22,031              103,818                14,796              115,386
                                             -------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (15,441)                  936                28,064             (13,110)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              112,720               24,237                38,851              438,272
      Realized gains (losses) on sale of
        investments........................               71,707               81,538                17,843              419,754
                                             -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....              184,427              105,775                56,694              858,026
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              339,515            (316,686)              (53,084)            1,407,178
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              523,942            (210,911)                 3,610            2,265,204
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           508,501  $         (209,975)  $             31,674  $         2,252,094
                                             ===================  ===================  ====================  ====================


                                               RUSSELL NON-U.S.
                                                  SUB-ACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $            71,713
                                             -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               43,355
      Administrative charges...............                5,198
                                             -------------------
        Total expenses.....................               48,553
                                             -------------------
           Net investment income (loss)....               23,160
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --
      Realized gains (losses) on sale of
        investments........................             (14,344)
                                             -------------------
           Net realized gains (losses).....             (14,344)
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................              634,307
                                             -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              619,963
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           643,123
                                             ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                 AMERICAN FUNDS
                                      AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        408,503  $          16,491  $        (5,831)  $        113,324
   Net realized gains
     (losses)....................         4,192,451          1,843,654         1,017,142           345,191
   Change in unrealized
     gains (losses) on
     investments.................        23,703,654         18,177,752         5,661,018         3,508,464
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        28,304,608         20,037,897         6,672,329         3,966,979
                                   ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,668,920          2,700,041           335,561           396,507
   Net transfers (including
     fixed account)..............       (7,201,174)        (5,099,486)       (1,840,055)            40,433
   Contract charges..............         (880,990)          (851,342)         (222,817)         (213,201)
   Transfers for contract
     benefits and
     terminations................       (5,784,392)        (5,453,200)       (1,246,573)       (1,458,596)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (12,197,636)        (8,703,987)       (2,973,884)       (1,234,857)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............        16,106,972         11,333,910         3,698,445         2,732,122
NET ASSETS:
   Beginning of year.............       106,822,886         95,488,976        25,978,567        23,246,445
                                   ----------------  -----------------  ----------------  ----------------
   End of year...................  $    122,929,858  $     106,822,886  $     29,677,012  $     25,978,567
                                   ================  =================  ================  ================

                                                                               DWS II GOVERNMENT &
                                          AMERICAN FUNDS GROWTH                 AGENCY SECURITIES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  -----------------------------------
                                         2013              2012               2013              2012
                                   ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         61,134  $      (105,844)  $           9,203  $         18,750
   Net realized gains
     (losses)....................         7,384,758         3,265,177             20,029            23,117
   Change in unrealized
     gains (losses) on
     investments.................        27,933,318        16,336,209           (55,900)          (30,990)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        35,379,210        19,495,542           (26,668)            10,877
                                   ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         2,049,516         4,598,905                506               532
   Net transfers (including
     fixed account)..............       (9,594,962)       (2,892,397)              9,599          (26,140)
   Contract charges..............       (1,052,562)       (1,012,056)              (726)             (895)
   Transfers for contract
     benefits and
     terminations................       (8,280,530)       (6,752,127)          (193,705)          (92,468)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (16,878,538)       (6,057,675)          (184,326)         (118,971)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets............        18,500,672        13,437,867          (210,994)         (108,094)
NET ASSETS:
   Beginning of year.............       129,432,083       115,994,216            693,006           801,100
                                   ----------------  ----------------  -----------------  ----------------
   End of year...................  $    147,932,755  $    129,432,083  $         482,012  $        693,006
                                   ================  ================  =================  ================


                                       FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          45,576  $         72,431  $        (1,315)  $        (1,080)
   Net realized gains
     (losses)....................            447,050           276,506             6,058             1,013
   Change in unrealized
     gains (losses) on
     investments.................            798,810           350,502            31,463            16,699
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          1,291,436           699,439            36,206            16,632
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             25,632            75,143                --                --
   Net transfers (including
     fixed account)..............            179,929           309,747          (15,520)             6,288
   Contract charges..............           (18,366)          (18,343)             (129)             (142)
   Transfers for contract
     benefits and
     terminations................          (527,633)         (465,790)           (2,977)           (3,873)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (340,438)          (99,243)          (18,626)             2,273
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............            950,998           600,196            17,580            18,905
NET ASSETS:
   Beginning of year.............          5,082,102         4,481,906           109,300            90,395
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $       6,033,100  $      5,082,102  $        126,880  $        109,300
                                   =================  ================  ================  ================

                                            FTVIPT TEMPLETON
                                           FOREIGN SECURITIES
                                               SUB-ACCOUNT
                                   -----------------------------------
                                         2013               2012
                                   ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        276,649  $         439,503
   Net realized gains
     (losses)....................           425,385          (201,568)
   Change in unrealized
     gains (losses) on
     investments.................         4,864,366          3,917,575
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         5,566,400          4,155,510
                                   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................           157,499            289,288
   Net transfers (including
     fixed account)..............         (463,897)          (281,750)
   Contract charges..............          (90,008)           (90,760)
   Transfers for contract
     benefits and
     terminations................       (3,121,814)        (2,256,554)
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (3,518,220)        (2,339,776)
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets............         2,048,180          1,815,734
NET ASSETS:
   Beginning of year.............        28,052,934         26,237,200
                                   ----------------  -----------------
   End of year...................  $     30,101,114  $      28,052,934
                                   ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST ALLIANCEBERNSTEIN GLOBAL
                                    INVESCO V.I. INTERNATIONAL GROWTH            DYNAMIC ALLOCATION
                                               SUB-ACCOUNT                           SUB-ACCOUNT
                                   -----------------------------------  ------------------------------------
                                         2013              2012                2013             2012 (a)
                                   ----------------  ----------------   -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (22,265)  $        (7,505)   $          75,766   $      (105,629)
   Net realized gains
     (losses)....................           242,759           187,439             679,659              7,368
   Change in unrealized
     gains (losses) on
     investments.................           765,351           626,911           1,608,358          1,136,097
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........           985,845           806,845           2,363,783          1,037,836
                                   ----------------  ----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................            18,558            48,304             668,511         11,185,823
   Net transfers (including
     fixed account)..............           233,063          (48,681)           3,473,455          9,893,042
   Contract charges..............          (19,604)          (21,206)           (233,655)           (22,914)
   Transfers for contract
     benefits and
     terminations................         (918,764)         (645,014)           (682,012)          (220,708)
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............         (686,747)         (666,597)           3,226,299         20,835,243
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets............           299,098           140,248           5,590,082         21,873,079
NET ASSETS:
   Beginning of year.............         6,259,165         6,118,917          21,873,079                 --
                                   ----------------  ----------------   -----------------  -----------------
   End of year...................  $      6,558,263  $      6,259,165   $      27,463,161   $     21,873,079
                                   ================  ================   =================  =================

                                          MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                          BALANCED ALLOCATION                   GROWTH ALLOCATION
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                   ----------------------------------  -----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (504,314)  $        217,054  $    (1,336,914)  $       (835,919)
   Net realized gains
     (losses)....................        21,595,900         6,301,663        23,104,972          4,585,085
   Change in unrealized
     gains (losses) on
     investments.................        15,798,540        18,666,860        28,587,618         25,535,407
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        36,890,126        25,185,577        50,355,676         29,284,573
                                   ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,212,531         5,384,142           500,867          7,255,731
   Net transfers (including
     fixed account)..............       (7,319,294)         (708,071)       (2,920,195)        (7,253,472)
   Contract charges..............       (2,255,799)       (2,283,365)       (2,362,897)        (2,304,571)
   Transfers for contract
     benefits and
     terminations................      (13,503,951)      (10,566,334)      (13,777,227)        (9,745,918)
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (21,866,513)       (8,173,628)      (18,559,452)       (12,048,230)
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        15,023,613        17,011,949        31,796,224         17,236,343
NET ASSETS:
   Beginning of year.............       235,164,571       218,152,622       225,771,481        208,535,138
                                   ----------------  ----------------  ----------------  -----------------
   End of year...................  $    250,188,184  $    235,164,571  $    257,567,705  $     225,771,481
                                   ================  ================  ================  =================

                                                                              MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (317,617)  $      (323,394)  $        112,294  $        595,498
   Net realized gains
     (losses)....................         3,382,812         1,491,508        11,172,542         5,433,160
   Change in unrealized
     gains (losses) on
     investments.................         3,693,791         2,541,492         2,212,586         5,309,327
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         6,758,986         3,709,606        13,497,422        11,337,985
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................           128,099           368,783           387,979         1,357,270
   Net transfers (including
     fixed account)..............         (974,001)       (1,441,672)       (8,727,361)       (4,179,111)
   Contract charges..............         (240,073)         (254,135)       (1,244,900)       (1,317,961)
   Transfers for contract
     benefits and
     terminations................       (1,756,950)       (1,563,023)      (10,202,089)       (9,745,348)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (2,842,925)       (2,890,047)      (19,786,371)      (13,885,150)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............         3,916,061           819,559       (6,288,949)       (2,547,165)
NET ASSETS:
   Beginning of year.............        25,736,857        24,917,298       126,809,368       129,356,533
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $     29,652,918  $     25,736,857  $    120,520,419  $    126,809,368
                                   ================  ================  ================  ================


                                      MIST AQR GLOBAL RISK BALANCED
                                               SUB-ACCOUNT
                                   -----------------------------------
                                         2013             2012 (a)
                                   -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         149,421  $       (81,216)
   Net realized gains
     (losses)....................            247,052             8,760
   Change in unrealized
     gains (losses) on
     investments.................        (1,503,984)           630,650
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        (1,107,511)           558,194
                                   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             99,288           246,911
   Net transfers (including
     fixed account)..............            384,530        15,473,901
   Contract charges..............          (155,503)          (43,228)
   Transfers for contract
     benefits and
     terminations................          (696,634)         (219,348)
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (368,319)        15,458,236
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets............        (1,475,830)        16,016,430
NET ASSETS:
   Beginning of year.............         16,016,430                --
                                   -----------------  ----------------
   End of year...................  $      14,540,600  $     16,016,430
                                   =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           MIST BLACKROCK                      MIST BLACKROCK
                                     GLOBAL TACTICAL STRATEGIES                  HIGH YIELD
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013            2012 (a)            2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        143,441  $      (215,547)  $        833,208  $        770,102
   Net realized gains
     (losses)...................         1,503,976            13,087           616,314           356,221
   Change in unrealized
     gains (losses) on
     investments................         2,882,847         2,056,998         (181,934)           880,225
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         4,530,264         1,854,538         1,267,588         2,006,548
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           801,466        19,492,373            88,643           552,889
   Net transfers (including
     fixed account).............        11,503,843        23,511,165         1,281,118         2,884,131
   Contract charges.............         (473,454)          (42,218)         (116,116)         (109,129)
   Transfers for contract
     benefits and
     terminations...............       (2,710,262)         (377,778)       (1,501,711)       (1,525,030)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         9,121,593        42,583,542         (248,066)         1,802,861
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        13,651,857        44,438,080         1,019,522         3,809,409
NET ASSETS:
   Beginning of year............        44,438,080                --        16,244,048        12,434,639
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     58,089,937  $     44,438,080  $     17,263,570  $     16,244,048
                                  ================  ================  ================  ================

                                           MIST BLACKROCK
                                           LARGE CAP CORE               MIST CLARION GLOBAL REAL ESTATE
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         21,909  $          3,397  $      2,150,527  $        210,714
   Net realized gains
     (losses)...................           357,801           102,883         (324,916)         (713,424)
   Change in unrealized
     gains (losses) on
     investments................         1,681,665           585,260       (1,020,469)         8,520,403
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         2,061,375           691,540           805,142         8,017,693
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           180,710           522,666           137,245           570,276
   Net transfers (including
     fixed account).............         (604,610)           478,738         1,662,004         (240,798)
   Contract charges.............          (55,673)          (50,637)         (168,758)         (166,994)
   Transfers for contract
     benefits and
     terminations...............         (311,478)         (287,767)       (3,599,195)       (2,941,381)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (791,051)           663,000       (1,968,704)       (2,778,897)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,270,324         1,354,540       (1,163,562)         5,238,796
NET ASSETS:
   Beginning of year............         6,609,137         5,254,597        39,516,123        34,277,327
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      7,879,461  $      6,609,137  $     38,352,561  $     39,516,123
                                  ================  ================  ================  ================

                                           MIST CLEARBRIDGE
                                         AGGRESSIVE GROWTH II          MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                  -----------------------------------  -----------------------------------
                                         2013              2012              2013              2012
                                  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (42,648)  $       (21,268)  $    (1,184,773)  $    (1,202,964)
   Net realized gains
     (losses)...................            209,947            29,031         5,254,385         1,540,752
   Change in unrealized
     gains (losses) on
     investments................            809,251           214,381        28,494,295        11,875,814
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            976,550           222,144        32,563,907        12,213,602
                                  -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................              1,685             5,557           249,687         1,228,421
   Net transfers (including
     fixed account).............          2,160,799         1,479,969       (1,368,153)       (2,877,118)
   Contract charges.............           (26,878)          (12,515)         (347,251)         (329,696)
   Transfers for contract
     benefits and
     terminations...............          (601,592)         (139,480)       (8,690,461)       (5,771,530)
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          1,534,014         1,333,531      (10,156,178)       (7,749,923)
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............          2,510,564         1,555,675        22,407,729         4,463,679
NET ASSETS:
   Beginning of year............          2,480,585           924,910        79,321,095        74,857,416
                                  -----------------  ----------------  ----------------  ----------------
   End of year..................  $       4,991,149  $      2,480,585  $    101,728,824  $     79,321,095
                                  =================  ================  ================  ================


                                   MIST GOLDMAN SACHS MID CAP VALUE
                                              SUB-ACCOUNT
                                  -----------------------------------
                                         2013              2012
                                  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (152,789)  $      (188,666)
   Net realized gains
     (losses)...................          1,319,903            20,259
   Change in unrealized
     gains (losses) on
     investments................          3,772,355         2,677,080
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          4,939,469         2,508,673
                                  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................             30,495            92,435
   Net transfers (including
     fixed account).............          (443,972)         (258,827)
   Contract charges.............           (83,810)          (80,324)
   Transfers for contract
     benefits and
     terminations...............        (1,872,506)       (1,464,848)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............        (2,369,793)       (1,711,564)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets............          2,569,676           797,109
NET ASSETS:
   Beginning of year............         17,068,463        16,271,354
                                  -----------------  ----------------
   End of year..................  $      19,638,139  $     17,068,463
                                  =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                  MIST INVESCO
                                   MIST HARRIS OAKMARK INTERNATIONAL        BALANCED-RISK ALLOCATION
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                  -----------------------------------  ----------------------------------
                                        2013              2012               2013            2012 (b)
                                  ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        529,960  $       (47,989)   $      (298,226)  $       (28,934)
   Net realized gains
     (losses)...................         1,833,456         (575,680)            241,466           197,330
   Change in unrealized
     gains (losses) on
     investments................        14,288,746        14,433,429             28,016           235,621
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,652,162        13,809,760           (28,744)           404,017
                                  ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           192,165           836,754            221,822           153,517
   Net transfers (including
     fixed account).............         1,807,599       (3,701,717)          2,482,249        18,104,568
   Contract charges.............         (328,352)         (297,205)          (188,666)          (46,740)
   Transfers for contract
     benefits and
     terminations...............       (6,239,448)       (4,513,864)        (1,225,379)         (209,518)
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (4,568,036)       (7,676,032)          1,290,026        18,001,827
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets............        12,084,126         6,133,728          1,261,282        18,405,844
NET ASSETS:
   Beginning of year............        60,795,216        54,661,488         18,405,844                --
                                  ----------------  ----------------   ----------------  ----------------
   End of year..................  $     72,879,342  $     60,795,216   $     19,667,126  $     18,405,844
                                  ================  ================   ================  ================


                                         MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  -----------------------------------  ----------------------------------
                                        2013              2012               2013              2012
                                  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         26,285  $         261,786  $      (902,353)  $    (1,443,228)
   Net realized gains
     (losses)...................         3,243,609            709,907         2,802,789       (3,430,104)
   Change in unrealized
     gains (losses) on
     investments................        30,821,728         15,390,328        48,920,722        28,776,620
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        34,091,622         16,362,021        50,821,158        23,903,288
                                  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,112,181          2,126,162         1,095,938         1,644,994
   Net transfers (including
     fixed account).............         1,551,821        (2,713,020)       (6,640,721)       (5,874,126)
   Contract charges.............         (602,828)          (547,185)         (755,153)         (760,540)
   Transfers for contract
     benefits and
     terminations...............      (10,189,892)        (8,850,457)      (21,888,781)      (19,360,998)
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (8,128,718)        (9,984,500)      (28,188,717)      (24,350,670)
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        25,962,904          6,377,521        22,632,441         (447,382)
NET ASSETS:
   Beginning of year............       104,439,830         98,062,309       187,671,582       188,118,964
                                  ----------------  -----------------  ----------------  ----------------
   End of year..................  $    130,402,734  $     104,439,830  $    210,304,023  $    187,671,582
                                  ================  =================  ================  ================


                                     MIST INVESCO SMALL CAP GROWTH          MIST JPMORGAN CORE BOND
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (727,499)  $      (770,289)  $      (184,853)  $        156,899
   Net realized gains
     (losses)...................         5,731,374         4,636,784         1,463,868           502,367
   Change in unrealized
     gains (losses) on
     investments................        11,841,418         3,485,103       (1,951,764)         (110,361)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,845,293         7,351,598         (672,749)           548,905
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           156,924           566,267            36,885           276,727
   Net transfers (including
     fixed account).............         1,634,040       (3,822,308)       (2,413,631)         (489,582)
   Contract charges.............         (222,057)         (218,696)         (159,882)         (180,860)
   Transfers for contract
     benefits and
     terminations...............       (5,290,947)       (4,128,973)       (1,022,054)       (1,040,885)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (3,722,040)       (7,603,710)       (3,558,682)       (1,434,600)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        13,123,253         (252,112)       (4,231,431)         (885,695)
NET ASSETS:
   Beginning of year............        46,464,081        46,716,193        16,737,665        17,623,360
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     59,587,334  $     46,464,081  $     12,506,234  $     16,737,665
                                  ================  ================  ================  ================

                                             MIST JPMORGAN
                                       GLOBAL ACTIVE ALLOCATION
                                              SUB-ACCOUNT
                                  -----------------------------------
                                         2013            2012 (b)
                                  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (89,706)  $          (317)
   Net realized gains
     (losses)...................            259,191            48,453
   Change in unrealized
     gains (losses) on
     investments................            627,553           252,299
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            797,038           300,435
                                  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            332,957         2,886,045
   Net transfers (including
     fixed account).............          2,367,278         4,261,165
   Contract charges.............           (81,370)           (6,746)
   Transfers for contract
     benefits and
     terminations...............          (269,275)          (69,710)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          2,349,590         7,070,754
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets............          3,146,628         7,371,189
NET ASSETS:
   Beginning of year............          7,371,189                --
                                  -----------------  ----------------
   End of year..................  $      10,517,817  $      7,371,189
                                  =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                    MIST JPMORGAN SMALL CAP VALUE      MIST LOOMIS SAYLES GLOBAL MARKETS
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  -----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (36,696)  $       (20,665)  $        108,595  $         96,072
   Net realized gains
     (losses)...................           426,468           146,628           726,882           227,782
   Change in unrealized
     gains (losses) on
     investments................         2,016,956           898,208         1,299,077         1,534,216
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         2,406,728         1,024,171         2,134,554         1,858,070
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           144,887           275,959           233,011           596,981
   Net transfers (including
     fixed account).............         (438,705)          (20,598)         (609,275)         1,724,999
   Contract charges.............          (57,706)          (54,923)         (114,781)         (106,750)
   Transfers for contract
     benefits and
     terminations...............         (442,324)         (432,808)       (1,423,422)       (1,118,519)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (793,848)         (232,370)       (1,914,467)         1,096,711
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,612,880           791,801           220,087         2,954,781
NET ASSETS:
   Beginning of year............         7,917,855         7,126,054        14,977,462        12,022,681
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      9,530,735  $      7,917,855  $     15,197,549  $     14,977,462
                                  ================  ================  ================  ================

                                                                                MIST MET/EATON
                                    MIST LORD ABBETT BOND DEBENTURE           VANCE FLOATING RATE
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $     13,403,077  $     15,273,390  $         69,337  $         41,559
   Net realized gains
     (losses)...................         3,279,512         2,704,536            32,113            18,015
   Change in unrealized
     gains (losses) on
     investments................         (991,494)        10,042,241          (21,021)            91,864
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        15,691,095        28,020,167            80,429           151,438
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,146,012         2,984,634             3,022           130,180
   Net transfers (including
     fixed account).............       (2,172,367)       (1,682,646)         1,944,025         1,206,557
   Contract charges.............         (851,511)         (909,336)          (25,417)          (16,819)
   Transfers for contract
     benefits and
     terminations...............      (29,989,841)      (30,309,729)         (555,741)         (229,212)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (31,867,707)      (29,917,077)         1,365,889         1,090,706
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............      (16,176,612)       (1,896,910)         1,446,318         1,242,144
NET ASSETS:
   Beginning of year............       252,466,645       254,363,555         3,433,894         2,191,750
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $    236,290,033  $    252,466,645  $      4,880,212  $      3,433,894
                                  ================  ================  ================  ================

                                    MIST MET/FRANKLIN LOW DURATION           MIST MET/TEMPLETON
                                             TOTAL RETURN                    INTERNATIONAL BOND
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         54,904  $        109,845  $         53,472  $        435,950
   Net realized gains
     (losses)...................            16,310            10,947            21,392          (32,325)
   Change in unrealized
     gains (losses) on
     investments................          (43,087)           319,835          (75,084)           222,776
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            28,127           440,627             (220)           626,401
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           910,966         1,348,069           112,645           300,199
   Net transfers (including
     fixed account).............        11,532,199         6,508,992           469,137           634,152
   Contract charges.............         (150,046)          (93,849)          (55,463)          (53,636)
   Transfers for contract
     benefits and
     terminations...............       (2,350,066)       (1,183,481)         (428,708)         (302,162)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         9,943,053         6,579,731            97,611           578,553
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         9,971,180         7,020,358            97,391         1,204,954
NET ASSETS:
   Beginning of year............        17,845,860        10,825,502         5,481,320         4,276,366
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     27,817,040  $     17,845,860  $      5,578,711  $      5,481,320
                                  ================  ================  ================  ================


                                  MIST METLIFE AGGRESSIVE STRATEGY
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $    (1,575,211)  $    (1,581,284)
   Net realized gains
     (losses)...................         7,431,029         3,159,809
   Change in unrealized
     gains (losses) on
     investments................        43,217,486        22,746,050
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        49,073,304        24,324,575
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,338,844         2,796,041
   Net transfers (including
     fixed account).............         9,652,811       (5,159,970)
   Contract charges.............         (990,665)         (942,347)
   Transfers for contract
     benefits and
     terminations...............      (20,336,120)      (10,960,729)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (10,335,130)      (14,267,005)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............        38,738,174        10,057,570
NET ASSETS:
   Beginning of year............       178,338,412       168,280,842
                                  ----------------  ----------------
   End of year..................  $    217,076,586  $    178,338,412
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012




                                       MIST METLIFE BALANCED PLUS       MIST METLIFE BALANCED STRATEGY
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013            2012 (a)            2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        248,742  $      (353,181)  $     21,507,758  $     22,790,522
   Net realized gains
     (losses)....................         2,441,789             5,272        46,525,347        16,081,422
   Change in unrealized
     gains (losses) on
     investments.................         9,701,355         4,726,943       381,202,233       260,074,614
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        12,391,886         4,379,034       449,235,338       298,946,558
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,509,097        43,096,183        18,030,937        44,706,794
   Net transfers (including
     fixed account)..............        25,689,084        33,930,300      (13,830,553)       (5,375,897)
   Contract charges..............         (879,933)          (23,838)      (20,777,727)      (20,686,267)
   Transfers for contract
     benefits and
     terminations................       (2,826,956)         (595,720)     (188,042,303)     (154,893,706)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        23,491,292        76,406,925     (204,619,646)     (136,249,076)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............        35,883,178        80,785,959       244,615,692       162,697,482
NET ASSETS:
   Beginning of year.............        80,785,959                --     2,594,213,239     2,431,515,757
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $    116,669,137  $     80,785,959  $  2,838,828,931  $  2,594,213,239
                                   ================  ================  ================  ================



                                     MIST METLIFE DEFENSIVE STRATEGY       MIST METLIFE GROWTH STRATEGY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      6,881,854  $       5,829,099  $      (447,577)  $      2,513,937
   Net realized gains
     (losses)....................        20,436,338          7,820,790        27,198,325         6,505,215
   Change in unrealized
     gains (losses) on
     investments.................         3,703,658         24,333,717       347,398,687       185,569,456
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        31,021,850         37,983,606       374,149,435       194,588,608
                                   ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,983,236          6,663,243         8,027,936        23,813,879
   Net transfers (including
     fixed account)..............      (40,949,668)         30,989,631       170,726,968      (34,652,491)
   Contract charges..............       (3,103,056)        (3,092,724)      (12,763,028)      (11,705,358)
   Transfers for contract
     benefits and
     terminations................      (36,386,018)       (31,451,949)     (116,297,915)      (90,083,377)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (78,455,506)          3,108,201        49,693,961     (112,627,347)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............      (47,433,656)         41,091,807       423,843,396        81,961,261
NET ASSETS:
   Beginning of year.............       446,509,240        405,417,433     1,506,611,565     1,424,650,304
                                   ----------------  -----------------  ----------------  ----------------
   End of year...................  $    399,075,584  $     446,509,240  $  1,930,454,961  $  1,506,611,565
                                   ================  =================  ================  ================

                                                                          MIST METLIFE
                                                                           MULTI-INDEX                 MIST MFS
                                    MIST METLIFE MODERATE STRATEGY        TARGETED RISK         EMERGING MARKETS EQUITY
                                              SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                   ----------------------------------  -----------------  -----------------------------------
                                         2013              2012             2013 (c)            2013               2012
                                   ----------------  ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $     10,916,874  $     12,647,551  $           (950)  $      (148,414)  $       (337,480)
   Net realized gains
     (losses)....................        18,378,697         5,340,765              6,795         (106,047)          (130,060)
   Change in unrealized
     gains (losses) on
     investments.................        89,825,176        79,305,253             15,751       (3,220,289)          9,550,566
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........       119,120,747        97,293,569             21,596       (3,474,750)          9,083,026
                                   ----------------  ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         6,808,312        16,957,341             16,217           451,625          2,099,985
   Net transfers (including
     fixed account)..............       (7,975,362)        16,690,381            712,961        11,484,678        (3,709,473)
   Contract charges..............       (7,436,183)       (7,371,611)            (1,098)         (320,562)          (330,822)
   Transfers for contract
     benefits and
     terminations................      (67,985,909)      (57,809,808)          (371,815)       (5,032,865)        (3,637,472)
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (76,589,142)      (31,533,697)            356,265         6,582,876        (5,577,782)
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        42,531,605        65,759,872            377,861         3,108,126          3,505,244
NET ASSETS:
   Beginning of year.............       962,702,252       896,942,380                 --        56,184,457         52,679,213
                                   ----------------  ----------------  -----------------  ----------------  -----------------
   End of year...................  $  1,005,233,857  $    962,702,252  $         377,861  $     59,292,583  $      56,184,457
                                   ================  ================  =================  ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST MORGAN STANLEY
                                   MIST MFS RESEARCH INTERNATIONAL            MID CAP GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013              2012             2013              2012
                                  ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      1,695,572  $       790,340  $      (299,295)  $      (713,376)
   Net realized gains
     (losses)...................         (739,940)      (2,687,296)         3,405,175         1,287,533
   Change in unrealized
     gains (losses) on
     investments................        21,259,599       20,272,940        19,016,467         4,432,788
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        22,215,231       18,375,984        22,122,347         5,006,945
                                  ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           911,365        2,386,360           490,377         1,354,185
   Net transfers (including
     fixed account).............       (2,178,495)        1,223,991       (3,417,223)         1,103,141
   Contract charges.............         (499,783)        (500,554)         (277,366)         (270,124)
   Transfers for contract
     benefits and
     terminations...............      (12,763,098)     (11,935,573)       (6,130,487)       (5,425,025)
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (14,530,011)      (8,825,776)       (9,334,699)       (3,237,823)
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         7,685,220        9,550,208        12,787,648         1,769,122
NET ASSETS:
   Beginning of year............       133,415,326      123,865,118        63,342,932        61,573,810
                                  ----------------  ---------------  ----------------  ----------------
   End of year..................  $    141,100,546  $   133,415,326  $     76,130,580  $     63,342,932
                                  ================  ===============  ================  ================

                                                                           MIST PIMCO INFLATION
                                   MIST OPPENHEIMER GLOBAL EQUITY             PROTECTED BOND
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  ---------------------------------  ---------------------------------
                                       2013              2012              2013              2012
                                  ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        62,676  $         88,010  $        944,980  $     1,965,246
   Net realized gains
     (losses)...................          840,499            89,189         5,797,375        7,752,703
   Change in unrealized
     gains (losses) on
     investments................        8,213,059         3,738,283      (19,255,424)        (941,777)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        9,116,234         3,915,482      (12,513,069)        8,776,172
                                  ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          408,596           194,366           805,138        2,134,134
   Net transfers (including
     fixed account).............       23,708,528         (863,112)         2,426,339        6,386,261
   Contract charges.............        (202,603)         (117,408)         (850,797)        (904,257)
   Transfers for contract
     benefits and
     terminations...............      (3,820,874)       (1,778,927)       (8,424,200)      (8,546,083)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       20,093,647       (2,565,081)       (6,043,520)        (929,945)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets............       29,209,881         1,350,401      (18,556,589)        7,846,227
NET ASSETS:
   Beginning of year............       21,942,397        20,591,996       121,500,435      113,654,208
                                  ---------------  ----------------  ----------------  ---------------
   End of year..................  $    51,152,278  $     21,942,397  $    102,943,846  $   121,500,435
                                  ===============  ================  ================  ===============


                                       MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013             2012              2013              2012
                                  ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $    16,582,134  $     11,134,503  $      1,934,211  $        285,570
   Net realized gains
     (losses)...................       12,506,099         3,797,626         6,108,159         3,313,049
   Change in unrealized
     gains (losses) on
     investments................     (46,315,981)        28,935,806        17,649,916         4,351,864
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........     (17,227,748)        43,867,935        25,692,286         7,950,483
                                  ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................        4,231,688        10,488,717           679,652         1,692,777
   Net transfers (including
     fixed account).............        (712,856)        10,723,781       (3,335,591)         (384,593)
   Contract charges.............      (3,393,099)       (3,656,551)         (279,399)         (277,636)
   Transfers for contract
     benefits and
     terminations...............     (46,671,789)      (46,975,148)      (10,312,377)       (9,924,163)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (46,546,056)      (29,419,201)      (13,247,715)       (8,893,615)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............     (63,773,804)        14,448,734        12,444,571         (943,132)
NET ASSETS:
   Beginning of year............      572,578,074       558,129,340        87,399,431        88,342,563
                                  ---------------  ----------------  ----------------  ----------------
   End of year..................  $   508,804,270  $    572,578,074  $     99,844,002  $     87,399,431
                                  ===============  ================  ================  ================


                                    MIST PIONEER STRATEGIC INCOME
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        525,122  $        477,410
   Net realized gains
     (losses)...................           194,995           214,255
   Change in unrealized
     gains (losses) on
     investments................         (641,291)           602,375
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            78,826         1,294,040
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           234,042           350,163
   Net transfers (including
     fixed account).............         2,918,462         1,241,236
   Contract charges.............          (86,896)          (77,930)
   Transfers for contract
     benefits and
     terminations...............       (1,139,453)         (919,166)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         1,926,155           594,303
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,004,981         1,888,343
NET ASSETS:
   Beginning of year............        14,636,515        12,748,172
                                  ----------------  ----------------
   End of year..................  $     16,641,496  $     14,636,515
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST PYRAMIS
                                      MIST PYRAMIS GOVERNMENT INCOME        MANAGED RISK     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------------------  -----------------  -----------------------------------
                                          2013            2012 (a)            2013 (d)            2013             2012 (b)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................   $         31,101  $        (29,598)  $          11,916  $      (100,602)  $          18,656
   Net realized gains
     (losses)....................           (36,559)             12,429             68,549            95,857             88,493
   Change in unrealized
     gains (losses) on
     investments.................          (326,499)             62,083             82,837           649,309             89,118
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          (331,957)             44,914            163,302           644,564            196,267
                                    ----------------  -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             69,300          2,575,545                 --           234,324          1,120,729
   Net transfers (including
     fixed account)..............          (588,151)          3,510,587          3,448,561         3,869,180          4,111,316
   Contract charges..............           (51,887)            (9,698)           (11,166)          (64,902)            (7,678)
   Transfers for contract
     benefits and
     terminations................          (523,331)          (124,351)           (42,662)         (375,716)           (23,415)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        (1,094,069)          5,952,083          3,394,733         3,662,886          5,200,952
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        (1,426,026)          5,996,997          3,558,035         4,307,450          5,397,219
NET ASSETS:
   Beginning of year.............          5,996,997                 --                 --         5,397,219                 --
                                    ----------------  -----------------  -----------------  ----------------  -----------------
   End of year...................   $      4,570,971  $       5,996,997  $       3,558,035  $      9,704,669  $       5,397,219
                                    ================  =================  =================  ================  =================


                                     MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  -----------------------------------
                                         2013               2012              2013               2012
                                   ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      2,162,631  $       1,828,114  $         320,208  $        244,713
   Net realized gains
     (losses)....................         6,192,450          4,527,194          3,293,604         2,361,003
   Change in unrealized
     gains (losses) on
     investments.................         9,798,640         10,765,948          4,682,523         3,567,085
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        18,153,721         17,121,256          8,296,335         6,172,801
                                   ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,238,245          2,625,247            461,726           802,811
   Net transfers (including
     fixed account)..............       (3,285,782)          2,684,874          2,759,800       (1,113,469)
   Contract charges..............       (1,386,415)        (1,397,696)          (394,751)         (371,048)
   Transfers for contract
     benefits and
     terminations................       (8,684,391)        (8,380,933)        (3,064,348)       (2,552,535)
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (12,118,343)        (4,468,508)          (237,573)       (3,234,241)
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets............         6,035,378         12,652,748          8,058,762         2,938,560
NET ASSETS:
   Beginning of year.............       162,452,437        149,799,689         50,750,185        47,811,625
                                   ----------------  -----------------  -----------------  ----------------
   End of year...................  $    168,487,815  $     162,452,437  $      58,808,947  $     50,750,185
                                   ================  =================  =================  ================


                                    MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                   ------------------------------------  -----------------------------------
                                          2013              2012               2013               2012
                                   -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       1,888,397  $       1,290,750  $    (1,078,899)  $     (1,144,767)
   Net realized gains
     (losses)....................         18,386,497        (3,386,810)         7,052,512         11,180,188
   Change in unrealized
     gains (losses) on
     investments.................        155,015,468         94,239,552        17,372,198        (2,159,865)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        175,290,362         92,143,492        23,345,811          7,875,556
                                   -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................          3,223,343          3,912,558           192,465            750,730
   Net transfers (including
     fixed account)..............       (24,078,380)       (23,208,734)           931,039        (1,974,200)
   Contract charges..............        (1,762,392)        (1,777,893)         (379,268)          (366,894)
   Transfers for contract
     benefits and
     terminations................       (77,733,473)       (74,998,823)       (8,019,554)        (5,551,785)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (100,350,902)       (96,072,892)       (7,275,318)        (7,142,149)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............         74,939,460        (3,929,400)        16,070,493            733,407
NET ASSETS:
   Beginning of year.............        586,755,456        590,684,856        70,400,134         69,666,727
                                   -----------------  -----------------  ----------------  -----------------
   End of year...................  $     661,694,916  $     586,755,456  $     86,470,627  $      70,400,134
                                   =================  =================  ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                MSF BAILLIE GIFFORD
                                    MIST THIRD AVENUE SMALL CAP VALUE           INTERNATIONAL STOCK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  -----------------------------------
                                          2013              2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (381,967)  $      (855,471)  $      (147,695)  $       (18,188)
   Net realized gains
     (losses)....................          2,139,900           496,588          (45,289)         (193,429)
   Change in unrealized
     gains (losses) on
     investments.................         12,668,658         7,874,722         2,223,929         1,070,581
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         14,426,591         7,515,839         2,030,945           858,964
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             94,990           493,887            47,827           121,176
   Net transfers (including
     fixed account)..............          1,026,215       (4,184,045)        13,267,324           126,458
   Contract charges..............          (262,156)         (264,770)         (122,929)          (26,761)
   Transfers for contract
     benefits and
     terminations................        (5,678,193)       (4,044,449)       (1,195,571)         (506,578)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        (4,819,144)       (7,999,377)        11,996,651         (285,705)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............          9,607,447         (483,538)        14,027,596           573,259
NET ASSETS:
   Beginning of year.............         49,647,860        50,131,398         5,455,286         4,882,027
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $      59,255,307  $     49,647,860  $     19,482,882  $      5,455,286
                                   =================  ================  ================  ================

                                         MSF BARCLAYS AGGREGATE
                                               BOND INDEX                    MSF BLACKROCK BOND INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          43,669  $         53,266  $      2,618,659  $      1,419,698
   Net realized gains
     (losses)....................           (39,211)            27,821         2,435,742         1,106,954
   Change in unrealized
     gains (losses) on
     investments.................          (131,964)          (27,939)       (6,914,788)         3,092,410
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          (127,506)            53,148       (1,860,387)         5,619,062
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             45,965            35,055         1,176,445         1,734,613
   Net transfers (including
     fixed account)..............            501,057           557,325         8,342,784         3,906,717
   Contract charges..............           (21,222)          (21,560)         (612,520)         (621,210)
   Transfers for contract
     benefits and
     terminations................          (177,129)         (267,380)       (6,860,769)       (6,412,697)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............            348,671           303,440         2,045,940       (1,392,577)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............            221,165           356,588           185,553         4,226,485
NET ASSETS:
   Beginning of year.............          3,109,297         2,752,709        93,742,723        89,516,238
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $       3,330,462  $      3,109,297  $     93,928,276  $     93,742,723
                                   =================  ================  ================  ================


                                   MSF BLACKROCK CAPITAL APPRECIATION      MSF BLACKROCK MONEY MARKET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (42,934)  $       (97,388)  $    (1,606,253)  $    (1,856,207)
   Net realized gains
     (losses)....................           622,643           545,833                --                --
   Change in unrealized
     gains (losses) on
     investments.................         2,451,903           799,215                --                --
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         3,031,612         1,247,660       (1,606,253)       (1,856,207)
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................            75,601            73,029         1,158,969         3,654,589
   Net transfers (including
     fixed account)..............         (190,804)         (176,586)        19,196,658        17,450,205
   Contract charges..............          (37,783)          (39,940)         (774,547)         (806,111)
   Transfers for contract
     benefits and
     terminations................         (999,064)       (1,170,276)      (38,424,992)      (30,799,885)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (1,152,050)       (1,313,773)      (18,843,912)      (10,501,202)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............         1,879,562          (66,113)      (20,450,165)      (12,357,409)
NET ASSETS:
   Beginning of year.............         9,869,170         9,935,283       118,277,869       130,635,278
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $     11,748,732  $      9,869,170  $     97,827,704  $    118,277,869
                                   ================  ================  ================  ================


                                         MSF DAVIS VENTURE VALUE
                                               SUB-ACCOUNT
                                   ----------------------------------
                                         2013              2012
                                   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (300,175)  $    (1,458,231)
   Net realized gains
     (losses)....................        12,961,320         4,298,493
   Change in unrealized
     gains (losses) on
     investments.................        46,955,909        19,049,553
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        59,617,054        21,889,815
                                   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,236,542         2,818,762
   Net transfers (including
     fixed account)..............       (5,999,050)      (10,235,576)
   Contract charges..............       (1,070,903)       (1,071,536)
   Transfers for contract
     benefits and
     terminations................      (21,697,716)      (17,016,990)
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (27,531,127)      (25,505,340)
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets............        32,085,927       (3,615,525)
NET ASSETS:
   Beginning of year.............       199,635,905       203,251,430
                                   ----------------  ----------------
   End of year...................  $    231,721,832  $    199,635,905
                                   ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                    MSF FRONTIER                                                 MSF LOOMIS SAYLES
                                   MID CAP GROWTH           MSF JENNISON GROWTH                  SMALL CAP GROWTH
                                     SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------  ----------------------------------  ----------------------------------
                                      2013 (d)            2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (113,889)  $    (1,740,862)  $    (1,589,655)  $      (197,866)  $      (179,159)
   Net realized gains
     (losses)...................           111,302         4,241,445         9,568,751         1,235,848           413,344
   Change in unrealized
     gains (losses) on
     investments................         1,787,082        38,020,336       (4,717,658)         5,362,656         1,192,614
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         1,784,495        40,520,919         3,261,438         6,400,638         1,426,799
                                  ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            19,407           614,388         1,069,139            93,646           191,788
   Net transfers (including
     fixed account).............         9,264,140       (1,834,515)        80,129,126         (475,171)         (641,462)
   Contract charges.............          (40,609)         (552,882)         (456,567)          (79,032)          (73,644)
   Transfers for contract
     benefits and
     terminations...............         (666,778)      (14,176,634)       (9,943,731)       (2,054,275)       (1,355,240)
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         8,576,160      (15,949,643)        70,797,967       (2,514,832)       (1,878,558)
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        10,360,655        24,571,276        74,059,405         3,885,806         (451,759)
NET ASSETS:
   Beginning of year............                --       123,848,829        49,789,424        14,713,432        15,165,191
                                  ----------------  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     10,360,655  $    148,420,105  $    123,848,829  $     18,599,238  $     14,713,432
                                  ================  ================  ================  ================  ================

                                                                      MSF MET/DIMENSIONAL INTERNATIONAL
                                     MSF MET/ARTISAN MID CAP VALUE              SMALL COMPANY
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (407,360)  $      (359,349)  $          2,779  $         23,292
   Net realized gains
     (losses)...................           486,945         (979,440)            92,170           118,880
   Change in unrealized
     gains (losses) on
     investments................        12,204,394         4,893,443           621,901           204,239
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        12,283,979         3,554,654           716,850           346,411
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            70,991           487,859            10,738            20,134
   Net transfers (including
     fixed account).............         1,631,499       (2,114,646)           982,252          (59,059)
   Contract charges.............         (187,703)         (179,273)          (18,004)          (18,876)
   Transfers for contract
     benefits and
     terminations...............       (4,237,454)       (3,137,408)         (143,113)         (434,538)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (2,722,667)       (4,943,468)           831,873         (492,339)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         9,561,312       (1,388,814)         1,548,723         (145,928)
NET ASSETS:
   Beginning of year............        37,104,282        38,493,096         2,209,316         2,355,244
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     46,665,594  $     37,104,282  $      3,758,039  $      2,209,316
                                  ================  ================  ================  ================


                                   MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (30,164)  $       (26,487)  $        (4,877)  $       (32,241)
   Net realized gains
     (losses)...................           270,306           130,374         1,802,388           761,246
   Change in unrealized
     gains (losses) on
     investments................           678,992           225,319         8,303,585         3,615,821
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           919,134           329,206        10,101,096         4,344,826
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            47,692            19,530           241,420           186,757
   Net transfers (including
     fixed account).............           640,383           582,053           608,964           373,457
   Contract charges.............          (20,278)          (12,943)         (180,525)         (168,569)
   Transfers for contract
     benefits and
     terminations...............         (163,944)          (54,726)       (3,088,336)       (2,666,568)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............           503,853           533,914       (2,418,477)       (2,274,923)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,422,987           863,120         7,682,619         2,069,903
NET ASSETS:
   Beginning of year............         2,885,826         2,022,706        35,257,651        33,187,748
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      4,308,813  $      2,885,826  $     42,940,270  $     35,257,651
                                  ================  ================  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         MSF MFS TOTAL RETURN                   MSF MFS VALUE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      1,527,946  $      1,714,984  $      (422,135)  $        372,143
   Net realized gains
     (losses)...................         1,634,403           174,777         4,891,701         1,159,373
   Change in unrealized
     gains (losses) on
     investments................        13,776,442         7,903,462        34,235,330         5,122,210
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,938,791         9,793,223        38,704,896         6,653,726
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           746,671         1,391,460         1,815,827         3,487,235
   Net transfers (including
     fixed account).............       (1,737,239)         1,915,955       116,840,915         3,319,686
   Contract charges.............         (474,363)         (472,070)         (964,614)         (321,302)
   Transfers for contract
     benefits and
     terminations...............      (10,526,527)       (9,112,431)       (8,143,659)       (3,118,199)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (11,991,458)       (6,277,086)       109,548,469         3,367,420
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         4,947,333         3,516,137       148,253,365        10,021,146
NET ASSETS:
   Beginning of year............       101,343,003        97,826,866        51,556,774        41,535,628
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $    106,290,336  $    101,343,003  $    199,810,139  $     51,556,774
                                  ================  ================  ================  ================

                                         MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013             2012              2013              2012
                                  ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        14,226  $          7,648  $      (457,979)  $       (22,006)
   Net realized gains
     (losses)...................           66,296          (19,773)           676,206          (23,788)
   Change in unrealized
     gains (losses) on
     investments................          212,770           167,802        10,963,148           171,151
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          293,292           155,677        11,181,375           125,357
                                  ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           49,653             9,500           138,015             2,160
   Net transfers (including
     fixed account).............          337,165           577,472        41,438,782          (75,382)
   Contract charges.............         (10,630)           (6,544)         (127,565)           (7,129)
   Transfers for contract
     benefits and
     terminations...............        (122,567)          (40,247)       (2,809,390)         (106,888)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          253,621           540,181        38,639,842         (187,239)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............          546,913           695,858        49,821,217          (61,882)
NET ASSETS:
   Beginning of year............        1,428,217           732,359         1,568,334         1,630,216
                                  ---------------  ----------------  ----------------  ----------------
   End of year..................  $     1,975,130  $      1,428,217  $     51,389,551  $      1,568,334
                                  ===============  ================  ================  ================

                                        MSF RUSSELL 2000 INDEX        MSF T. ROWE PRICE LARGE CAP GROWTH
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  -----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (22,934)  $       (15,300)  $      (862,504)  $      (664,094)
   Net realized gains
     (losses)...................           168,240            36,714         4,832,780         1,606,828
   Change in unrealized
     gains (losses) on
     investments................           857,104           185,178        15,737,023         6,295,800
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         1,002,410           206,592        19,707,299         7,238,534
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           107,993            32,681           168,580           407,882
   Net transfers (including
     fixed account).............         1,947,760           570,158        11,742,592       (2,086,618)
   Contract charges.............          (18,330)          (11,898)         (207,086)         (173,697)
   Transfers for contract
     benefits and
     terminations...............         (184,549)          (93,196)       (6,938,278)       (4,114,874)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         1,852,874           497,745         4,765,808       (5,967,307)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,855,284           704,337        24,473,107         1,271,227
NET ASSETS:
   Beginning of year............         2,196,528         1,492,191        44,701,193        43,429,966
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      5,051,812  $      2,196,528  $     69,174,300  $     44,701,193
                                  ================  ================  ================  ================

                                  MSF T. ROWE PRICE SMALL CAP GROWTH
                                              SUB-ACCOUNT
                                  -----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (139,724)  $      (150,221)
   Net realized gains
     (losses)...................         1,401,784         1,505,375
   Change in unrealized
     gains (losses) on
     investments................         2,766,639            55,646
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         4,028,699         1,410,800
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            23,238            48,769
   Net transfers (including
     fixed account).............           184,230         (660,311)
   Contract charges.............          (29,571)          (29,256)
   Transfers for contract
     benefits and
     terminations...............       (1,631,450)         (716,932)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (1,453,553)       (1,357,730)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,575,146            53,070
NET ASSETS:
   Beginning of year............        10,185,329        10,132,259
                                  ----------------  ----------------
   End of year..................  $     12,760,475  $     10,185,329
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                      MSF VAN ECK GLOBAL NATURAL         MSF WESTERN ASSET MANAGEMENT
                                               RESOURCES                 STRATEGIC BOND OPPORTUNITIES
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                         2013              2012             2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (18,869)  $       (52,281)  $        247,044  $        250,958
   Net realized gains
     (losses)...................         (155,834)           203,180           335,486           396,091
   Change in unrealized
     gains (losses) on
     investments................           651,165          (45,763)         (619,172)           534,419
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           476,462           105,136          (36,642)         1,181,468
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            28,007            95,463             8,440           101,701
   Net transfers (including
     fixed account).............         (431,277)           554,057       (2,890,763)       (2,691,419)
   Contract charges.............          (46,646)          (52,455)          (26,196)          (52,834)
   Transfers for contract
     benefits and
     terminations...............         (324,390)         (202,639)         (530,404)         (834,837)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (774,306)           394,426       (3,438,923)       (3,477,389)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         (297,844)           499,562       (3,475,565)       (2,295,921)
NET ASSETS:
   Beginning of year............         4,971,114         4,471,552        10,149,053        12,444,974
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      4,673,270  $      4,971,114  $      6,673,488  $     10,149,053
                                  ================  ================  ================  ================

                                    MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT                   PIMCO VIT HIGH YIELD
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         44,133  $         30,985  $        311,983  $        345,610
   Net realized gains
     (losses)...................            18,328            68,550           128,731            65,971
   Change in unrealized
     gains (losses) on
     investments................         (329,701)            68,001         (124,190)           536,049
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         (267,240)           167,536           316,524           947,630
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            31,260            79,379             8,911            40,247
   Net transfers (including
     fixed account).............       (3,442,106)           996,027         (483,985)           510,889
   Contract charges.............          (89,101)         (102,832)          (32,552)          (35,486)
   Transfers for contract
     benefits and
     terminations...............         (635,578)       (2,453,513)         (867,025)         (705,981)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (4,135,525)       (1,480,939)       (1,374,651)         (190,331)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............       (4,402,765)       (1,313,403)       (1,058,127)           757,299
NET ASSETS:
   Beginning of year............        12,033,680        13,347,083         8,310,003         7,552,704
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      7,630,915  $     12,033,680  $      7,251,876  $      8,310,003
                                  ================  ================  ================  ================


                                        PIMCO VIT LOW DURATION              PUTNAM VT EQUITY INCOME
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (5,478)  $         45,846  $        260,267  $        327,294
   Net realized gains
     (losses)...................            94,642            57,982         1,187,492           353,694
   Change in unrealized
     gains (losses) on
     investments................         (272,620)           392,441         5,626,689         3,496,447
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         (183,456)           496,269         7,074,448         4,177,435
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................             1,500            54,968               334             7,600
   Net transfers (including
     fixed account).............         (753,067)           440,490         (782,300)       (1,370,356)
   Contract charges.............          (47,439)          (53,763)          (68,212)          (68,687)
   Transfers for contract
     benefits and
     terminations...............       (1,410,959)       (1,079,502)       (3,667,255)       (3,154,969)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (2,209,965)         (637,807)       (4,517,433)       (4,586,412)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............       (2,393,421)         (141,538)         2,557,015         (408,977)
NET ASSETS:
   Beginning of year............        11,694,147        11,835,685        24,604,839        25,013,816
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      9,300,726  $     11,694,147  $     27,161,854  $     24,604,839
                                  ================  ================  ================  ================


                                     PUTNAM VT MULTI-CAP GROWTH
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (15,752)  $       (22,794)
   Net realized gains
     (losses)...................           127,321            87,536
   Change in unrealized
     gains (losses) on
     investments................           570,168           263,134
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           681,737           327,876
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            31,300            32,659
   Net transfers (including
     fixed account).............         (156,321)         (175,823)
   Contract charges.............           (1,302)           (3,046)
   Transfers for contract
     benefits and
     terminations...............         (291,750)         (181,106)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (418,073)         (327,316)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............           263,664               560
NET ASSETS:
   Beginning of year............         2,195,814         2,195,254
                                  ----------------  ----------------
   End of year..................  $      2,459,478  $      2,195,814
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         RUSSELL AGGRESSIVE EQUITY                  RUSSELL CORE BOND
                                                SUB-ACCOUNT                            SUB-ACCOUNT
                                   -------------------------------------  ------------------------------------
                                          2013               2012                2013               2012
                                   ------------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         (15,441)  $         (6,381)  $             936  $          88,576
   Net realized gains
     (losses)....................             184,427           (13,412)            105,775            355,595
   Change in unrealized
     gains (losses) on
     investments.................             339,515            271,218          (316,686)            208,898
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........             508,501            251,425          (209,975)            653,069
                                   ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................               7,877              6,905              3,080              1,330
   Net transfers (including
     fixed account)..............           (101,699)          (299,718)            246,498          (342,751)
   Contract charges..............               (508)              (619)            (1,736)            (2,162)
   Transfers for contract
     benefits and
     terminations................           (365,236)          (251,184)        (1,923,479)        (1,636,361)
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............           (459,566)          (544,616)        (1,675,637)        (1,979,944)
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets............              48,935          (293,191)        (1,885,612)        (1,326,875)
NET ASSETS:
   Beginning of year.............           1,569,025          1,862,216          8,745,140         10,072,015
                                   ------------------  -----------------  -----------------  -----------------
   End of year...................  $        1,617,960  $       1,569,025  $       6,859,528  $       8,745,140
                                   ==================  =================  =================  =================

                                   RUSSELL GLOBAL REAL ESTATE SECURITIES        RUSSELL MULTI-STYLE EQUITY
                                                SUB-ACCOUNT                             SUB-ACCOUNT
                                   --------------------------------------  -------------------------------------
                                          2013               2012                 2013               2012
                                   ------------------  -----------------   -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $           28,064  $          40,176   $        (13,110)  $         (23,995)
   Net realized gains
     (losses)....................              56,694            (5,774)             858,026             130,720
   Change in unrealized
     gains (losses) on
     investments.................            (53,084)            223,919           1,407,178           1,088,782
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations..........              31,674            258,321           2,252,094           1,195,507
                                   ------------------  -----------------   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................                 116              1,330              46,751             143,609
   Net transfers (including
     fixed account)..............              15,404           (10,186)           (164,837)           (158,774)
   Contract charges..............               (208)              (257)             (2,523)             (3,190)
   Transfers for contract
     benefits and
     terminations................           (250,890)          (104,885)         (2,002,389)         (1,640,873)
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............           (235,578)          (113,998)         (2,122,998)         (1,659,228)
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets............           (203,904)            144,323             129,096           (463,721)
NET ASSETS:
   Beginning of year.............           1,187,295          1,042,972           8,363,015           8,826,736
                                   ------------------  -----------------   -----------------  ------------------
   End of year...................  $          983,391  $       1,187,295   $       8,492,111  $        8,363,015
                                   ==================  =================   =================  ==================

                                             RUSSELL NON-U.S.
                                                SUB-ACCOUNT
                                   -------------------------------------
                                          2013               2012
                                   -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          23,160  $           13,561
   Net realized gains
     (losses)....................           (14,344)           (127,844)
   Change in unrealized
     gains (losses) on
     investments.................            634,307             747,428
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations..........            643,123             633,145
                                   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................              1,818               2,705
   Net transfers (including
     fixed account)..............           (49,970)              62,875
   Contract charges..............            (1,049)             (1,239)
   Transfers for contract
     benefits and
     terminations................          (854,780)           (601,671)
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (903,981)           (537,330)
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets............          (260,858)              95,815
NET ASSETS:
   Beginning of year.............          3,770,152           3,674,337
                                   -----------------  ------------------
   End of year...................  $       3,509,294  $        3,770,152
                                   =================  ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
             OF METLIFE INVESTORS INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts").The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into MetLife Insurance Company of Connecticut ("MICC"), as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into MICC consist of the Company and MetLife Investors USA Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
DWS Variable Series II ("DWS II")                          Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2013:

American Funds Global Growth Sub-Account                 Invesco V.I. International Growth Sub-Account (a)
American Funds Global Small Capitalization               MIST AllianceBernstein Global Dynamic Allocation
   Sub-Account                                              Sub-Account
American Funds Growth Sub-Account                        MIST American Funds Balanced Allocation Sub-Account
DWS II Government & Agency Securities Sub-Account        MIST American Funds Growth Allocation Sub-Account
Fidelity VIP Equity-Income Sub-Account (a)               MIST American Funds Growth Sub-Account
Fidelity VIP Growth Opportunities Sub-Account            MIST American Funds Moderate Allocation
FTVIPT Templeton Foreign Securities Sub-Account (a)         Sub-Account

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)



MIST AQR Global Risk Balanced Sub-Account                  MIST Schroders Global Multi-Asset Sub-Account
MIST BlackRock Global Tactical Strategies                  MIST SSgA Growth and Income ETF Sub-Account
   Sub-Account                                             MIST SSgA Growth ETF Sub-Account
MIST BlackRock High Yield Sub-Account                      MIST T. Rowe Price Large Cap Value Sub-Account (a)
MIST BlackRock Large Cap Core Sub-Account                  MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
MIST Clarion Global Real Estate Sub-Account (a)            MIST Third Avenue Small Cap Value Sub-Account (a)
MIST ClearBridge Aggressive Growth II                      MSF Baillie Gifford International Stock Sub-Account (a)
   Sub-Account (a)                                         MSF Barclays Aggregate Bond Index Sub-Account
MIST ClearBridge Aggressive Growth Sub-Account (a)         MSF BlackRock Bond Income Sub-Account (a)
MIST Goldman Sachs Mid Cap Value Sub-Account               MSF BlackRock Capital Appreciation Sub-Account
MIST Harris Oakmark International Sub-Account              MSF BlackRock Money Market Sub-Account (a)
MIST Invesco Balanced-Risk Allocation Sub-Account          MSF Davis Venture Value Sub-Account (a)
MIST Invesco Comstock Sub-Account                          MSF Frontier Mid Cap Growth Sub-Account (b)
MIST Invesco Mid Cap Value Sub-Account (a)                 MSF Jennison Growth Sub-Account (a)
MIST Invesco Small Cap Growth Sub-Account (a)              MSF Loomis Sayles Small Cap Growth Sub-Account
MIST JPMorgan Core Bond Sub-Account                        MSF Met/Artisan Mid Cap Value Sub-Account
MIST JPMorgan Global Active Allocation Sub-Account         MSF Met/Dimensional International Small Company
MIST JPMorgan Small Cap Value Sub-Account                    Sub-Account
MIST Loomis Sayles Global Markets Sub-Account              MSF MetLife Mid Cap Stock Index Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account (a)            MSF MetLife Stock Index Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MFS Total Return Sub-Account (a)
MIST Met/Franklin Low Duration Total Return                MSF MFS Value Sub-Account
   Sub-Account                                             MSF MSCI EAFE Index Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF Neuberger Berman Genesis Sub-Account (a)
MIST MetLife Aggressive Strategy Sub-Account               MSF Russell 2000 Index Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST MetLife Balanced Strategy Sub-Account                 MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST MetLife Defensive Strategy Sub-Account                MSF Van Eck Global Natural Resources Sub-Account
MIST MetLife Growth Strategy Sub-Account                   MSF Western Asset Management Strategic Bond
MIST MetLife Moderate Strategy Sub-Account                   Opportunities Sub-Account (a)
MIST MetLife Multi-Index Targeted Risk Sub-Account         MSF Western Asset Management U.S. Government
MIST MFS Emerging Markets Equity Sub-Account (a)             Sub-Account
MIST MFS Research International Sub-Account (a)            PIMCO VIT High Yield Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         PIMCO VIT Low Duration Sub-Account
MIST Oppenheimer Global Equity Sub-Account (a)             Putnam VT Equity Income Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account            Putnam VT Multi-Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    Russell Aggressive Equity Sub-Account
MIST Pioneer Fund Sub-Account (a)                          Russell Core Bond Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              Russell Global Real Estate Securities Sub-Account
MIST Pyramis Government Income Sub-Account                 Russell Multi-Style Equity Sub-Account
MIST Pyramis Managed Risk Sub-Account (b)                  Russell Non-U.S. Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2013:

MIST American Funds International Sub-Account        MIST MLA Mid Cap Sub-Account
MIST Jennison Large Cap Equity Sub-Account           MIST RCM Technology Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account          MIST Turner Mid Cap Growth Sub-Account
MIST Met/Franklin Templeton Founding Strategy        MSF Oppenheimer Global Equity Sub-Account
   Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Portfolio                                         New Portfolio

(MIST) American Funds Bond Portfolio                     (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                  (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                             (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth          (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio               (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                     (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index Portfolio    (MSF) Barclays Aggregate Bond Index Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio        (MSF) BlackRock Capital Appreciation Portfolio

MERGERS:

Former Portfolio                                           New Portfolio

(MIST) American Funds International Portfolio              (MSF) Baillie Gifford International Stock Portfolio
(MIST) Jennison Large Cap Equity Portfolio                 (MSF) Jennison Growth Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio                (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy            (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                               (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                            (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                     (MSF) Frontier Mid Cap Growth Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)              (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, OppenheimerFunds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Sub-Account presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Sub-Account prior to the merger, and the combined results thereafter.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.

The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.20% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      4,108,620        77,464,114         2,687,714       14,476,837
     American Funds Global Small Capitalization Sub-Account.....      1,175,330        19,841,667         1,003,305        3,983,005
     American Funds Growth Sub-Account..........................      1,898,035        82,133,310         2,730,318       19,547,704
     DWS II Government & Agency Securities Sub-Account..........         42,026           511,445            60,232          211,638
     Fidelity VIP Equity-Income Sub-Account.....................        263,313         5,543,123           950,111          863,715
     Fidelity VIP Growth Opportunities Sub-Account..............          4,235            76,445               414           20,289
     FTVIPT Templeton Foreign Securities Sub-Account............      1,738,842        24,498,854         1,165,390        4,406,952
     Invesco V.I. International Growth Sub-Account..............        187,165         4,816,827           452,079        1,161,048
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................      2,392,268        24,718,780         6,529,991        2,694,834
     MIST American Funds Balanced Allocation Sub-Account........     21,907,902       184,914,474        24,204,658       31,738,089
     MIST American Funds Growth Allocation Sub-Account..........     22,070,931       179,655,083        32,142,541       38,217,619
     MIST American Funds Growth Sub-Account.....................      2,379,857        19,071,646         4,755,015        6,565,356
     MIST American Funds Moderate Allocation Sub-Account........     10,877,300        94,644,432        11,342,606       24,291,780
     MIST AQR Global Risk Balanced Sub-Account..................      1,383,511        15,414,036         7,957,106        7,453,028
     MIST BlackRock Global Tactical Strategies Sub-Account......      5,257,016        53,150,176        22,605,226       12,240,124
     MIST BlackRock High Yield Sub-Account......................      1,966,252        16,275,356         6,966,276        5,946,679
     MIST BlackRock Large Cap Core Sub-Account..................        622,395         5,434,038           914,417        1,683,523
     MIST Clarion Global Real Estate Sub-Account................      3,457,024        41,358,348         5,369,017        5,187,127
     MIST ClearBridge Aggressive Growth II Sub-Account..........         52,368         4,014,689         3,206,902        1,715,526
     MIST ClearBridge Aggressive Growth Sub-Account.............      7,729,289        58,982,893         4,756,070       16,096,968
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,108,255        14,708,333         1,826,523        3,677,572
     MIST Harris Oakmark International Sub-Account..............      3,868,334        53,986,245         6,277,859       10,315,888
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      1,858,905        19,403,579        10,134,744        8,910,592
     MIST Invesco Comstock Sub-Account..........................      8,980,913        88,472,225         6,218,287       14,320,679
     MIST Invesco Mid Cap Value Sub-Account.....................      9,359,152       171,621,458         3,542,622       32,633,626
     MIST Invesco Small Cap Growth Sub-Account..................      2,988,164        39,912,340         9,628,029       10,864,059
     MIST JPMorgan Core Bond Sub-Account........................      1,232,150        12,925,860        18,388,341       22,068,467
     MIST JPMorgan Global Active Allocation Sub-Account.........        908,282         9,638,049         8,356,288        6,048,885
     MIST JPMorgan Small Cap Value Sub-Account..................        481,598         6,038,955           630,565        1,461,078
     MIST Loomis Sayles Global Markets Sub-Account..............      1,026,866        12,148,021         3,047,613        4,853,449
     MIST Lord Abbett Bond Debenture Sub-Account................     17,587,838       210,982,435        18,052,485       36,517,047
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        461,713         4,799,164         2,482,748        1,031,493
     MIST Met/Franklin Low Duration Total Return Sub-Account....      2,773,396        27,622,877        13,251,594        3,253,572
     MIST Met/Templeton International Bond Sub-Account..........        479,275         5,609,960           902,064          726,127
     MIST MetLife Aggressive Strategy Sub-Account...............     16,199,750       143,558,054        15,802,837       27,713,135
     MIST MetLife Balanced Plus Sub-Account.....................      9,862,148       102,240,911        31,384,835        5,749,513
     MIST MetLife Balanced Strategy Sub-Account.................    216,539,207     2,130,735,084        62,754,862      245,866,727
     MIST MetLife Defensive Strategy Sub-Account................     33,620,526       349,202,224        36,256,702       97,299,723
     MIST MetLife Growth Strategy Sub-Account...................    137,398,934     1,450,210,423       211,447,842      162,201,432
     MIST MetLife Moderate Strategy Sub-Account.................     78,903,760       805,177,609        41,228,000      105,098,031
     MIST MetLife Multi-Index Targeted Risk Sub-Account (a).....         33,621           362,149           368,469            6,619
     MIST MFS Emerging Markets Equity Sub-Account...............      5,765,186        60,234,447        15,151,374        8,716,882
     MIST MFS Research International Sub-Account................     11,835,728       133,456,303         8,504,234       21,338,586
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............      4,808,753        44,881,864         1,362,694       10,996,639
     MIST Oppenheimer Global Equity Sub-Account.................      2,479,281        40,493,261        25,876,764        5,720,398
     MIST PIMCO Inflation Protected Bond Sub-Account............     10,419,430       113,929,605        16,422,893       14,991,528
     MIST PIMCO Total Return Sub-Account........................     43,517,949       506,983,444        49,151,559       68,369,792
     MIST Pioneer Fund Sub-Account..............................      5,351,800        55,780,703         4,965,401       16,278,815
     MIST Pioneer Strategic Income Sub-Account..................      1,498,312        15,983,221         6,329,968        3,837,229
     MIST Pyramis Government Income Sub-Account.................        443,359         4,835,447         1,756,285        2,767,965
     MIST Pyramis Managed Risk Sub-Account (b)..................        335,986         3,475,256         3,698,399          230,722

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     MIST Schroders Global Multi-Asset Sub-Account..............        838,787         8,966,333         5,547,514        1,956,642
     MIST SSgA Growth and Income ETF Sub-Account................     13,061,076       141,463,130        12,845,077       18,912,559
     MIST SSgA Growth ETF Sub-Account...........................      4,562,377        48,413,761        12,193,337       10,189,383
     MIST T. Rowe Price Large Cap Value Sub-Account.............     20,656,728       486,527,821        11,743,288      110,205,686
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............      7,280,134        59,586,238         8,495,249       12,737,958
     MIST Third Avenue Small Cap Value Sub-Account..............      2,835,964        40,901,985         4,516,210        9,717,226
     MSF Baillie Gifford International Stock Sub-Account........      1,876,813        18,244,111        14,425,712        2,576,697
     MSF Barclays Aggregate Bond Index Sub-Account..............        311,269         3,399,014         2,262,502        1,870,106
     MSF BlackRock Bond Income Sub-Account......................        888,434        93,352,992        13,555,711        6,602,094
     MSF BlackRock Capital Appreciation Sub-Account.............        310,405         6,517,557           569,850        1,764,811
     MSF BlackRock Money Market Sub-Account.....................        978,278        97,827,830        35,731,249       56,181,382
     MSF Davis Venture Value Sub-Account........................      5,421,167       150,193,604        10,020,574       34,187,646
     MSF Frontier Mid Cap Growth Sub-Account (b)................        297,809         8,573,688         9,677,853        1,215,467
     MSF Jennison Growth Sub-Account............................      9,469,567       110,155,939         5,935,117       22,235,669
     MSF Loomis Sayles Small Cap Growth Sub-Account.............      1,161,734        10,810,243         1,120,187        3,832,838
     MSF Met/Artisan Mid Cap Value Sub-Account..................        178,454        38,498,724         3,772,475        6,902,455
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................        224,370         3,218,924         1,485,249          587,814
     MSF MetLife Mid Cap Stock Index Sub-Account................        237,273         3,370,477         1,601,508        1,027,350
     MSF MetLife Stock Index Sub-Account........................      1,040,252        31,497,665         4,803,302        6,629,271
     MSF MFS Total Return Sub-Account...........................        660,048        87,752,805         3,498,880       13,962,367
     MSF MFS Value Sub-Account..................................     11,346,410       156,667,809       131,828,947       20,857,691
     MSF MSCI EAFE Index Sub-Account............................        146,202         1,686,080         1,016,264          748,404
     MSF Neuberger Berman Genesis Sub-Account...................      2,866,216        40,498,336        43,983,711        5,801,701
     MSF Russell 2000 Index Sub-Account.........................        260,406         3,988,192         2,919,065        1,089,109
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      2,840,912        43,800,679        20,586,059       16,682,668
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        551,683         7,809,711         1,606,163        2,558,647
     MSF Van Eck Global Natural Resources Sub-Account...........        330,972         4,803,415         1,049,249        1,842,399
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account..............................................        498,815         6,311,222           734,746        3,926,597
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................        638,577         7,668,956         1,008,530        5,099,870
     PIMCO VIT High Yield Sub-Account...........................        898,630         6,733,123           741,799        1,804,446
     PIMCO VIT Low Duration Sub-Account.........................        876,605         9,063,537           909,230        3,124,648
     Putnam VT Equity Income Sub-Account........................      1,331,468        18,235,823           583,571        4,840,688
     Putnam VT Multi-Cap Growth Sub-Account.....................         79,599         1,521,986           131,722          565,530
     Russell Aggressive Equity Sub-Account......................         95,851         1,270,240           162,844          525,130
     Russell Core Bond Sub-Account..............................        655,161         6,735,282           351,062        2,001,531
     Russell Global Real Estate Securities Sub-Account..........         66,989           991,416           109,802          278,462
     Russell Multi-Style Equity Sub-Account.....................        450,510         6,427,872           655,625        2,353,459
     Russell Non-U.S. Sub-Account...............................        284,846         3,152,741           128,214        1,009,038

(a)  Commenced November 12, 2012 and began transactions in 2013.
(b)  For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                              AMERICAN FUNDS                   AMERICAN FUNDS
                                               GLOBAL GROWTH             GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        3,288,744        3,568,963          834,626          874,335
Units issued and transferred
   from other funding options......          180,806          319,060           60,793          121,630
Units redeemed and transferred to
   other funding options...........        (512,672)        (599,279)        (145,558)        (161,339)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        2,956,878        3,288,744          749,861          834,626
                                     ===============  ===============  ===============  ===============


                                             AMERICAN FUNDS                  DWS II GOVERNMENT &
                                                 GROWTH                       AGENCY SECURITIES
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............          647,004         675,749           38,203           44,817
Units issued and transferred
   from other funding options......           31,649          85,109            1,231              689
Units redeemed and transferred to
   other funding options...........        (104,320)       (113,854)         (11,632)          (7,303)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................          574,333         647,004           27,802           38,203
                                     ===============  ==============  ===============  ===============


                                              FIDELITY VIP                      FIDELITY VIP
                                              EQUITY-INCOME                 GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                          2013             2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............          296,910          302,862          10,011           9,765
Units issued and transferred
   from other funding options......           29,300           44,997               2             693
Units redeemed and transferred to
   other funding options...........         (41,217)         (50,949)         (1,467)           (447)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................          284,993          296,910           8,546          10,011
                                     ===============  ===============  ==============  ==============


                                            FTVIPT TEMPLETON                    INVESCO V.I.
                                           FOREIGN SECURITIES               INTERNATIONAL GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        1,747,933        1,900,147         317,002          353,287
Units issued and transferred
   from other funding options......           62,069          119,006          26,186           34,676
Units redeemed and transferred to
   other funding options...........        (255,629)        (271,220)        (60,034)         (70,961)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        1,554,373        1,747,933         283,154          317,002
                                     ===============  ===============  ==============  ===============


                                         MIST ALLIANCEBERNSTEIN
                                             GLOBAL DYNAMIC                  MIST AMERICAN FUNDS
                                               ALLOCATION                    BALANCED ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                          2013           2012 (a)           2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        2,054,165               --      22,206,090       23,015,262
Units issued and transferred
   from other funding options......          623,745        2,144,135       1,144,300        1,759,837
Units redeemed and transferred to
   other funding options...........        (334,788)         (89,970)     (3,098,340)      (2,569,009)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        2,343,122        2,054,165      20,252,050       22,206,090
                                     ===============  ===============  ==============  ===============



                                           MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION                      GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       22,492,160      23,752,669        2,590,163        2,895,296
Units issued and transferred
   from other funding options......        2,291,791       2,024,404          414,160          461,619
Units redeemed and transferred to
   other funding options...........      (3,937,788)     (3,284,913)        (666,552)        (766,752)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       20,846,163      22,492,160        2,337,771        2,590,163
                                     ===============  ==============  ===============  ===============

                                            MIST AMERICAN FUNDS
                                            MODERATE ALLOCATION         MIST AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013          2012 (a)
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       11,686,297       13,006,670        1,382,713               --
Units issued and transferred
   from other funding options......          428,889        1,081,668          696,807        1,506,320
Units redeemed and transferred to
   other funding options...........      (2,174,478)      (2,402,041)        (758,657)        (123,607)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        9,940,708       11,686,297        1,320,863        1,382,713
                                     ===============  ===============  ===============  ===============


                                             MIST BLACKROCK                    MIST BLACKROCK
                                       GLOBAL TACTICAL STRATEGIES                HIGH YIELD
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013           2012 (a)           2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        4,283,793              --          677,325          600,616
Units issued and transferred
   from other funding options......        2,353,666       4,501,859          283,077          392,473
Units redeemed and transferred to
   other funding options...........      (1,498,877)       (218,066)        (290,529)        (315,764)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        5,138,582       4,283,793          669,873          677,325
                                     ===============  ==============  ===============  ===============


                                             MIST BLACKROCK                 MIST CLARION GLOBAL
                                             LARGE CAP CORE                     REAL ESTATE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............          593,073         526,928       2,350,735        2,528,243
Units issued and transferred
   from other funding options......           83,748         207,037         346,388          228,084
Units redeemed and transferred to
   other funding options...........        (146,960)       (140,892)       (458,103)        (405,592)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................          529,861         593,073       2,239,020        2,350,735
                                     ===============  ==============  ==============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                            MIST CLEARBRIDGE                 MIST CLEARBRIDGE
                                          AGGRESSIVE GROWTH II               AGGRESSIVE GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............          15,349            6,927       8,735,126        9,600,857
Units issued and transferred
   from other funding options......          18,434           11,519         818,239          542,344
Units redeemed and transferred to
   other funding options...........         (9,807)          (3,097)     (1,716,954)      (1,408,075)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................          23,976           15,349       7,836,411        8,735,126
                                     ==============  ===============  ==============  ===============


                                              MIST GOLDMAN                 MIST HARRIS OAKMARK
                                           SACHS MID CAP VALUE                INTERNATIONAL
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,049,942       1,161,737        2,920,101       3,341,029
Units issued and transferred
   from other funding options......          85,902         102,921          382,672         262,480
Units redeemed and transferred to
   other funding options...........       (209,293)       (214,716)        (577,752)       (683,408)
                                     --------------  --------------  ---------------  --------------
Units end of year..................         926,551       1,049,942        2,725,021       2,920,101
                                     ==============  ==============  ===============  ==============


                                       MIST INVESCO BALANCED-RISK
                                               ALLOCATION                  MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013          2012 (b)           2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       17,553,531              --        8,705,476       9,579,280
Units issued and transferred
   from other funding options......       11,887,264      18,571,445          857,457         724,551
Units redeemed and transferred to
   other funding options...........     (10,766,338)     (1,017,914)      (1,436,556)     (1,598,355)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       18,674,457      17,553,531        8,126,377       8,705,476
                                     ===============  ==============  ===============  ==============

                                                                               MIST INVESCO
                                       MIST INVESCO MID CAP VALUE            SMALL CAP GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       6,573,235        7,467,200       2,729,300        3,190,859
Units issued and transferred
   from other funding options......         262,632          392,241         400,305          270,127
Units redeemed and transferred to
   other funding options...........     (1,111,797)      (1,286,206)       (593,689)        (731,686)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       5,724,070        6,573,235       2,535,916        2,729,300
                                     ==============  ===============  ==============  ===============


                                              MIST JPMORGAN                   MIST JPMORGAN
                                                CORE BOND               GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013          2012 (b)
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,511,689       1,642,766        7,003,217              --
Units issued and transferred
   from other funding options......       3,172,637         367,655        8,044,234       7,442,777
Units redeemed and transferred to
   other funding options...........     (3,501,753)       (498,732)      (5,943,822)       (439,560)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       1,182,573       1,511,689        9,103,629       7,003,217
                                     ==============  ==============  ===============  ==============


                                              MIST JPMORGAN                 MIST LOOMIS SAYLES
                                             SMALL CAP VALUE                  GLOBAL MARKETS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............          515,860         530,589        1,042,691         962,736
Units issued and transferred
   from other funding options......           53,166          79,409          222,707         327,748
Units redeemed and transferred to
   other funding options...........         (97,349)        (94,138)        (346,265)       (247,793)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................          471,677         515,860          919,133       1,042,691
                                     ===============  ==============  ===============  ==============

                                            MIST LORD ABBETT                  MIST MET/EATON
                                             BOND DEBENTURE                 VANCE FLOATING RATE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       9,203,760       10,339,658         317,752          213,777
Units issued and transferred
   from other funding options......         464,186          574,738         231,217          183,473
Units redeemed and transferred to
   other funding options...........     (1,592,931)      (1,710,636)       (106,297)         (79,498)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       8,075,015        9,203,760         442,672          317,752
                                     ==============  ===============  ==============  ===============


                                            MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                        LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       1,766,562        1,106,536         400,203          352,964
Units issued and transferred
   from other funding options......       1,637,425        1,039,234          84,779          131,968
Units redeemed and transferred to
   other funding options...........       (650,388)        (379,208)        (78,275)         (84,729)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       2,753,599        1,766,562         406,707          400,203
                                     ==============  ===============  ==============  ===============


                                              MIST METLIFE
                                           AGGRESSIVE STRATEGY          MIST METLIFE BALANCED PLUS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013          2012 (a)
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      14,537,359       15,775,326       7,650,490              --
Units issued and transferred
   from other funding options......       1,650,095        1,113,162       3,017,645       7,888,529
Units redeemed and transferred to
   other funding options...........     (2,309,889)      (2,351,129)       (901,516)       (238,039)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      13,877,565       14,537,359       9,766,619       7,650,490
                                     ==============  ===============  ==============  ==============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                              MIST METLIFE                     MIST METLIFE
                                            BALANCED STRATEGY               DEFENSIVE STRATEGY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     197,011,812      207,920,698       33,742,779      33,539,911
Units issued and transferred
   from other funding options......       7,019,391       11,913,071        2,571,276       7,120,599
Units redeemed and transferred to
   other funding options...........    (21,351,549)     (22,821,957)      (8,288,017)     (6,917,731)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     182,679,654      197,011,812       28,026,038      33,742,779
                                     ==============  ===============  ===============  ==============


                                                                                                         MIST METLIFE
                                              MIST METLIFE                     MIST METLIFE               MULTI-INDEX
                                             GROWTH STRATEGY                 MODERATE STRATEGY           TARGETED RISK
                                               SUB-ACCOUNT                      SUB-ACCOUNT               SUB-ACCOUNT
                                     -------------------------------  -------------------------------  ---------------
                                          2013             2012            2013             2012           2013 (c)
                                     ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year............      118,697,237     127,969,483       71,904,099      74,398,177               --
Units issued and transferred
   from other funding options......       17,768,178       6,103,544        3,861,200       6,335,212          334,714
Units redeemed and transferred to
   other funding options...........     (14,280,060)    (15,375,790)      (9,284,639)     (8,829,290)         (11,073)
                                     ---------------  --------------  ---------------  --------------  ---------------
Units end of year..................      122,185,355     118,697,237       66,480,660      71,904,099          323,641
                                     ===============  ==============  ===============  ==============  ===============



                                                MIST MFS
                                         EMERGING MARKETS EQUITY
                                               SUB-ACCOUNT
                                     ------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............       4,605,777       5,082,239
Units issued and transferred
   from other funding options......       1,880,218       1,002,767
Units redeemed and transferred to
   other funding options...........     (1,241,142)     (1,479,229)
                                     --------------  --------------
Units end of year..................       5,244,853       4,605,777
                                     ==============  ==============

                                            MIST MFS RESEARCH             MIST MORGAN STANLEY               MIST OPPENHEIMER
                                              INTERNATIONAL                 MID CAP GROWTH                    GLOBAL EQUITY
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............       8,474,288       9,028,217       4,428,112       4,659,921       1,019,300       1,147,037
Units issued and transferred
   from other funding options......         678,128         898,552         211,339         509,620       3,021,027          99,122
Units redeemed and transferred to
   other funding options...........     (1,538,812)     (1,452,481)       (769,252)       (741,429)     (1,338,914)       (226,859)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................       7,613,604       8,474,288       3,870,199       4,428,112       2,701,413       1,019,300
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                               MIST PIMCO                     MIST PIMCO
                                        INFLATION PROTECTED BOND             TOTAL RETURN                   MIST PIONEER FUND
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year............       7,448,982       7,526,508      31,210,077      32,853,798       5,289,087        5,949,995
Units issued and transferred
   from other funding options......       1,419,924       1,316,805       4,012,181       4,286,074         160,008          291,925
Units redeemed and transferred to
   other funding options...........     (1,851,992)     (1,394,331)     (6,716,711)     (5,929,795)       (869,740)        (952,833)
                                     --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year..................       7,016,914       7,448,982      28,505,547      31,210,077       4,579,355        5,289,087
                                     ==============  ==============  ==============  ==============  ==============  ===============

                                               MIST PIONEER                      MIST PYRAMIS             MIST PYRAMIS
                                             STRATEGIC INCOME                  GOVERNMENT INCOME          MANAGED RISK
                                                SUB-ACCOUNT                       SUB-ACCOUNT              SUB-ACCOUNT
                                     --------------------------------  --------------------------------  ---------------
                                           2013             2012             2013           2012 (a)        2013 (d)
                                     ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year............          624,096          610,107          544,311               --               --
Units issued and transferred
   from other funding options......          357,395          245,815          173,795          654,849          353,133
Units redeemed and transferred to
   other funding options...........        (226,518)        (231,826)        (279,736)        (110,538)         (21,829)
                                     ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year..................          754,973          624,096          438,370          544,311          331,304
                                     ===============  ===============  ===============  ===============  ===============


                                             MIST SCHRODERS                       MIST SSGA
                                           GLOBAL MULTI-ASSET               GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013           2012 (b)           2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        5,045,943               --       12,363,629       12,724,330
Units issued and transferred
   from other funding options......        5,470,808        5,092,961          704,929        1,241,580
Units redeemed and transferred to
   other funding options...........      (2,164,673)         (47,018)      (1,582,125)      (1,602,281)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        8,352,078        5,045,943       11,486,433       12,363,629
                                     ===============  ===============  ===============  ===============


                                                 MIST SSGA
                                                GROWTH ETF
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2013              2012
                                     ---------------  ---------------

Units beginning of year............        4,134,490        4,414,150
Units issued and transferred
   from other funding options......          845,957          449,411
Units redeemed and transferred to
   other funding options...........        (862,460)        (729,071)
                                     ---------------  ---------------
Units end of year..................        4,117,987        4,134,490
                                     ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                             LARGE CAP VALUE                  MID CAP GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      10,675,620       12,522,601        6,292,266       6,972,220
Units issued and transferred
   from other funding options......         213,517          579,092          641,182         757,865
Units redeemed and transferred to
   other funding options...........     (1,776,547)      (2,426,073)      (1,184,511)     (1,437,819)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       9,112,590       10,675,620        5,748,937       6,292,266
                                     ==============  ===============  ===============  ==============


                                            MIST THIRD AVENUE               MSF BAILLIE GIFFORD
                                             SMALL CAP VALUE                INTERNATIONAL STOCK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............        2,744,669       3,218,372          407,507         430,001
Units issued and transferred
   from other funding options......          298,169         142,098        1,368,300          41,567
Units redeemed and transferred to
   other funding options...........        (527,949)       (615,801)        (262,916)        (64,061)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        2,514,889       2,744,669        1,512,891         407,507
                                     ===============  ==============  ===============  ==============


                                              MSF BARCLAYS                     MSF BLACKROCK
                                          AGGREGATE BOND INDEX                  BOND INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............         192,855          175,717       1,413,863        1,437,066
Units issued and transferred
   from other funding options......         144,253          105,691         245,411          222,304
Units redeemed and transferred to
   other funding options...........       (120,368)         (88,553)       (221,479)        (245,507)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................         216,740          192,855       1,437,795        1,413,863
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK                    MSF BLACKROCK
                                          CAPITAL APPRECIATION                 MONEY MARKET
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       2,764,842        3,186,827      11,671,729       12,722,462
Units issued and transferred
   from other funding options......          64,522          266,223       6,578,863        7,044,542
Units redeemed and transferred to
   other funding options...........       (353,750)        (688,208)     (8,458,239)      (8,095,275)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       2,475,614        2,764,842       9,792,353       11,671,729
                                     ==============  ===============  ==============  ===============


                                                                       MSF FRONTIER
                                                MSF DAVIS                 MID CAP              MSF JENNISON
                                              VENTURE VALUE               GROWTH                  GROWTH
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                     -------------------------------  --------------  ------------------------------
                                          2013            2012           2013 (d)          2013            2012
                                     --------------  ---------------  --------------  --------------  --------------

Units beginning of year............      12,607,989       14,326,344              --      11,335,513       4,345,644
Units issued and transferred
   from other funding options......         721,582          609,658         679,799         752,651       8,593,297
Units redeemed and transferred to
   other funding options...........     (2,161,888)      (2,328,013)        (84,739)     (1,986,203)     (1,603,428)
                                     --------------  ---------------  --------------  --------------  --------------
Units end of year..................      11,167,683       12,607,989         595,060      10,101,961      11,335,513
                                     ==============  ===============  ==============  ==============  ==============


                                               MSF LOOMIS
                                              SAYLES SMALL
                                               CAP GROWTH
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............       1,207,677       1,364,085
Units issued and transferred
   from other funding options......         139,843         121,289
Units redeemed and transferred to
   other funding options...........       (306,875)       (277,697)
                                     --------------  --------------
Units end of year..................       1,040,645       1,207,677
                                     ==============  ==============

                                                                           MSF MET/DIMENSIONAL
                                             MSF MET/ARTISAN                  INTERNATIONAL                    MSF METLIFE
                                              MID CAP VALUE                   SMALL COMPANY                MID CAP STOCK INDEX
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............       2,399,851       2,732,053         132,829          165,015         157,701         128,329
Units issued and transferred
   from other funding options......         242,557         115,302          80,230           36,030          74,178          70,540
Units redeemed and transferred to
   other funding options...........       (395,234)       (447,504)        (32,917)         (68,216)        (50,419)        (41,168)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................       2,247,174       2,399,851         180,142          132,829         181,460         157,701
                                     ==============  ==============  ==============  ===============  ==============  ==============



                                              MSF METLIFE                                                        MSF MFS
                                              STOCK INDEX                 MSF MFS TOTAL RETURN                    VALUE
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............       2,675,025       2,855,765       2,882,861       3,108,333        2,908,311       2,696,793
Units issued and transferred
   from other funding options......         321,996         554,780         108,127         204,749        6,808,878         651,052
Units redeemed and transferred to
   other funding options...........       (482,195)       (735,520)       (445,902)       (430,221)      (1,271,076)       (439,534)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................       2,514,826       2,675,025       2,545,086       2,882,861        8,446,113       2,908,311
                                     ==============  ==============  ==============  ==============  ===============  ==============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                MSF MSCI                      MSF NEUBERGER
                                               EAFE INDEX                    BERMAN GENESIS              MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013             2012            2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............         115,412          69,134          86,174           96,711         120,336          93,349
Units issued and transferred
   from other funding options......          77,482          98,429       2,447,259            9,111         140,921          84,112
Units redeemed and transferred to
   other funding options...........        (59,218)        (52,151)       (302,154)         (19,648)        (55,865)        (57,125)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................         133,676         115,412       2,231,279           86,174         205,392         120,336
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                           MSF T. ROWE PRICE                MSF T. ROWE PRICE              MSF VAN ECK GLOBAL
                                           LARGE CAP GROWTH                 SMALL CAP GROWTH                NATURAL RESOURCES
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............       2,780,202       3,161,388         487,872         554,041          313,419         286,505
Units issued and transferred
   from other funding options......       2,252,762         186,023          45,491          43,400           76,689         106,874
Units redeemed and transferred to
   other funding options...........     (1,470,919)       (567,209)       (103,540)       (109,569)        (121,761)        (79,960)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................       3,562,045       2,780,202         429,823         487,872          268,347         313,419
                                     ==============  ==============  ==============  ==============  ===============  ==============

                                               MSF WESTERN                  MSF WESTERN ASSET
                                            ASSET MANAGEMENT                   MANAGEMENT                       PIMCO VIT
                                      STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT                   HIGH YIELD
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............         349,579         469,062         690,001          773,166         431,112         440,506
Units issued and transferred
   from other funding options......          20,347          44,944          62,481          167,277          31,093          60,216
Units redeemed and transferred to
   other funding options...........       (138,511)       (164,427)       (304,326)        (250,442)       (101,628)        (69,610)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................         231,415         349,579         448,156          690,001         360,577         431,112
                                     ==============  ==============  ==============  ===============  ==============  ==============



                                               PIMCO VIT                        PUTNAM VT                       PUTNAM VT
                                             LOW DURATION                     EQUITY INCOME                 MULTI-CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............         761,796         803,010       1,285,126       1,542,735          152,212         176,234
Units issued and transferred
   from other funding options......          72,158          81,006           9,945          27,151            7,500          22,272
Units redeemed and transferred to
   other funding options...........       (217,618)       (122,220)       (212,550)       (284,760)         (32,626)        (46,294)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................         616,336         761,796       1,082,521       1,285,126          127,086         152,212
                                     ==============  ==============  ==============  ==============  ===============  ==============

                                                  RUSSELL                            RUSSELL
                                             AGGRESSIVE EQUITY                      CORE BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                     ---------------  ----------------  ---------------  ----------------

Units beginning of year............          104,956           142,278          447,192           550,331
Units issued and transferred
   from other funding options......            3,093             5,438           16,840            14,667
Units redeemed and transferred to
   other funding options...........         (29,653)          (42,760)        (103,069)         (117,806)
                                     ---------------  ----------------  ---------------  ----------------
Units end of year..................           78,396           104,956          360,963           447,192
                                     ===============  ================  ===============  ================


                                                  RUSSELL                           RUSSELL
                                       GLOBAL REAL ESTATE SECURITIES          MULTI-STYLE EQUITY
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013              2012
                                     ---------------  ---------------  ----------------  ---------------

Units beginning of year............           37,475           41,404           604,659          727,966
Units issued and transferred
   from other funding options......            1,046            2,244             9,079           41,207
Units redeemed and transferred to
   other funding options...........          (8,152)          (6,173)         (145,287)        (164,514)
                                     ---------------  ---------------  ----------------  ---------------
Units end of year..................           30,369           37,475           468,451          604,659
                                     ===============  ===============  ================  ===============


                                                  RUSSELL
                                                 NON-U.S.
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2013             2012
                                     ----------------  ---------------

Units beginning of year............           253,272          291,607
Units issued and transferred
   from other funding options......             4,720           19,250
Units redeemed and transferred to
   other funding options...........          (61,881)         (57,585)
                                     ----------------  ---------------
Units end of year..................           196,111          253,272
                                     ================  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund portfolio, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  American Funds Global          2013     2,956,878    35.06 - 42.47     122,929,858
     Growth Sub-Account          2012     3,288,744    27.66 - 33.12     106,822,886
                                 2011     3,568,963    23.00 - 27.23      95,488,976
                                 2010     3,003,389    25.73 - 30.11      88,905,025
                                 2009     2,316,571    23.47 - 27.15      61,956,827

  American Funds Global Small    2013       749,861    33.79 - 40.47      29,677,012
     Capitalization Sub-Account  2012       834,626    26.85 - 31.78      25,978,567
                                 2011       874,335    23.15 - 27.10      23,246,445
                                 2010       629,226    29.19 - 33.77      20,866,196
                                 2009       467,145    24.30 - 27.79      12,780,124

  American Funds Growth          2013       574,333  190.29 - 268.43     147,932,755
     Sub-Account                 2012       647,004  149.07 - 207.87     129,432,083
                                 2011       675,749  128.88 - 177.66     115,994,216
                                 2010       592,460  137.22 - 186.99     107,174,849
                                 2009       464,628  117.84 - 158.75      71,786,632

  DWS II Government & Agency     2013        27,802    16.55 - 17.41         482,012
     Securities Sub-Account      2012        38,203    17.38 - 18.21         693,006
                                 2011        44,817    17.19 - 17.95         801,100
                                 2010        52,265    16.29 - 16.94         880,629
                                 2009        57,534    15.56 - 16.11         922,516

  Fidelity VIP Equity-Income     2013       284,993    17.68 - 78.22       6,033,100
     Sub-Account                 2012       296,910    14.08 - 61.99       5,082,102
                                 2011       302,862    12.25 - 53.66       4,481,906
                                 2010       316,838    12.39 - 54.00       4,614,949
                                 2009       373,302    10.98 - 47.61       4,805,353

  Fidelity VIP Growth            2013         8,546    14.85 - 14.93         126,880
     Opportunities Sub-Account   2012        10,011    10.92 - 10.98         109,300
                                 2011         9,765      9.26 - 9.31          90,395
                                 2010        11,887      9.18 - 9.23         109,119
                                 2009        19,375      7.52 - 7.56         145,775

  FTVIPT Templeton Foreign       2013     1,554,373    16.25 - 41.67      30,101,114
     Securities Sub-Account      2012     1,747,933    13.46 - 34.33      28,052,934
                                 2011     1,900,147    11.59 - 29.42      26,237,200
                                 2010     2,172,428    13.20 - 33.35      33,779,312
                                 2009     2,349,812    12.40 - 31.17      34,089,823



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2013      1.23         0.75 - 1.90         26.75 - 28.21
     Growth Sub-Account          2012      0.89         0.75 - 1.90         20.24 - 21.64
                                 2011      1.41         0.75 - 1.90      (10.60) - (9.56)
                                 2010      1.61         0.75 - 1.90          9.64 - 10.91
                                 2009      1.69         0.75 - 1.90         39.62 - 41.24

  American Funds Global Small    2013      0.87         0.75 - 1.90         25.87 - 27.32
     Capitalization Sub-Account  2012      1.34         0.75 - 1.90         15.94 - 17.29
                                 2011      1.32         0.75 - 1.90     (20.66) - (19.75)
                                 2010      1.78         0.75 - 1.90         20.11 - 21.50
                                 2009      0.36         0.75 - 1.90         58.26 - 60.09

  American Funds Growth          2013      0.92         0.75 - 1.90         27.65 - 29.13
     Sub-Account                 2012      0.79         0.75 - 1.90         15.66 - 17.01
                                 2011      0.64         0.75 - 1.90       (6.08) - (4.99)
                                 2010      0.78         0.75 - 1.90         16.45 - 17.79
                                 2009      0.83         0.75 - 1.90         36.79 - 38.37

  DWS II Government & Agency     2013      3.03         1.40 - 1.80       (4.77) - (4.39)
     Securities Sub-Account      2012      3.93         1.40 - 1.80           1.08 - 1.49
                                 2011      4.42         1.40 - 1.80           5.55 - 5.97
                                 2010      4.83         1.40 - 1.80           4.71 - 5.13
                                 2009      4.59         1.40 - 1.80           6.16 - 6.58

  Fidelity VIP Equity-Income     2013      2.29         1.30 - 1.90         25.42 - 26.37
     Sub-Account                 2012      2.95         1.30 - 1.90         14.84 - 15.67
                                 2011      2.34         1.30 - 1.90       (1.24) - (0.42)
                                 2010      1.56         1.30 - 1.90         12.75 - 13.55
                                 2009      2.05         1.30 - 1.90         27.44 - 28.40

  Fidelity VIP Growth            2013      0.29                1.40                 35.98
     Opportunities Sub-Account   2012      0.41                1.40                 17.94
                                 2011      0.16                1.40                  0.88
                                 2010      0.17                1.40         22.01 - 22.02
                                 2009      0.45                1.40         43.83 - 43.84

  FTVIPT Templeton Foreign       2013      2.41         0.85 - 1.90         20.66 - 22.23
     Securities Sub-Account      2012      3.07         0.85 - 1.90         16.00 - 17.59
                                 2011      1.77         0.85 - 1.90     (12.32) - (11.20)
                                 2010      1.93         0.85 - 1.90           6.37 - 7.76
                                 2009      3.41         0.85 - 1.90         34.47 - 36.18



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  -------------
  Invesco V.I. International    2013       283,154     14.74 - 32.07      6,558,263
     Growth Sub-Account         2012       317,002     12.49 - 27.37      6,259,165
                                2011       353,287     10.90 - 24.06      6,118,917
                                2010       414,083     11.79 - 26.20      7,768,778
                                2009       461,755     10.54 - 23.57      7,800,513

  MIST AllianceBernstein        2013     2,343,122     11.37 - 11.79     27,463,161
     Global Dynamic Allocation  2012     2,054,165     10.44 - 10.68     21,873,079
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds           2013    20,252,050     11.90 - 12.56    250,188,184
     Balanced Allocation        2012    22,206,090     10.27 - 10.74    235,164,571
     Sub-Account                2011    23,015,262       9.25 - 9.58    218,152,622
                                2010    23,898,755       9.67 - 9.92    235,131,655
                                2009    22,597,437       8.81 - 8.96    201,424,344

  MIST American Funds Growth    2013    20,846,163     11.83 - 12.56    257,567,705
     Allocation Sub-Account     2012    22,492,160      9.68 - 10.17    225,771,481
                                2011    23,752,669       8.53 - 8.87    208,535,138
                                2010    24,332,553       9.17 - 9.43    227,823,049
                                2009    23,471,136       8.29 - 8.42    196,705,615

  MIST American Funds Growth    2013     2,337,771     12.15 - 12.90     29,652,918
     Sub-Account                2012     2,590,163      9.59 - 10.07     25,736,857
                                2011     2,895,296       8.39 - 8.69     24,917,298
                                2010     3,139,868       9.00 - 9.23     28,767,917
                                2009     3,506,399       7.78 - 7.90     27,597,870

  MIST American Funds           2013     9,940,708     11.71 - 12.32    120,520,419
     Moderate Allocation        2012    11,686,297     10.54 - 11.00    126,809,368
     Sub-Account                2011    13,006,670      9.72 - 10.05    129,356,533
                                2010    13,667,445      9.92 - 10.16    137,833,796
                                2009    13,452,576       9.23 - 9.37    125,390,131

  MIST AQR Global Risk          2013     1,320,863     10.78 - 11.21     14,540,600
     Balanced Sub-Account       2012     1,382,713     11.40 - 11.69     16,016,430
     (Commenced 1/3/2012)

  MIST BlackRock Global         2013     5,138,582     10.96 - 11.40     58,089,937
     Tactical Strategies        2012     4,283,793     10.18 - 10.41     44,438,080
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield     2013       669,873     22.60 - 29.06     17,263,570
     Sub-Account                2012       677,325     21.13 - 26.78     16,244,048
                                2011       600,616     18.54 - 23.15     12,434,639
                                2010       730,796     18.51 - 22.79     14,888,941
                                2009       517,570     16.35 - 19.84      9,210,269

  MIST BlackRock Large Cap      2013       529,861     12.68 - 15.20      7,879,461
     Core Sub-Account           2012       593,073      9.63 - 11.41      6,609,137
     (Commenced 5/4/2009)       2011       526,928      8.66 - 10.15      5,254,597
                                2010       264,061      8.81 - 10.21      2,642,554
                                2009        85,136       7.99 - 9.15        768,673

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Invesco V.I. International    2013      1.09         0.85 - 1.90        16.48 - 18.01
     Growth Sub-Account         2012      1.34         0.85 - 1.90        13.07 - 14.55
                                2011      1.38         0.85 - 1.90      (8.74) - (7.53)
                                2010      1.97         0.85 - 1.90        10.49 - 11.91
                                2009      1.43         0.85 - 1.90        32.37 - 34.11

  MIST AllianceBernstein        2013      1.26         0.75 - 2.10         8.84 - 10.32
     Global Dynamic Allocation  2012      0.06         0.75 - 2.10          2.93 - 9.26
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds           2013      1.38         1.30 - 2.25        15.90 - 17.00
     Balanced Allocation        2012      1.69         1.30 - 2.25        10.99 - 12.06
     Sub-Account                2011      1.29         1.30 - 2.25      (4.29) - (3.40)
                                2010      1.15         1.30 - 2.25         9.67 - 10.72
                                2009        --         1.30 - 2.25        26.44 - 27.65

  MIST American Funds Growth    2013      1.03         1.30 - 2.35        22.20 - 23.49
     Allocation Sub-Account     2012      1.21         1.30 - 2.35        13.45 - 14.65
                                2011      1.11         1.30 - 2.35      (6.95) - (5.96)
                                2010      0.88         1.30 - 2.35        10.86 - 12.02
                                2009        --         1.30 - 2.20        31.11 - 32.31

  MIST American Funds Growth    2013      0.44         1.30 - 2.35        26.77 - 28.11
     Sub-Account                2012      0.32         1.30 - 2.35        14.67 - 15.89
                                2011      0.36         1.30 - 2.25      (6.71) - (5.83)
                                2010      0.24         1.30 - 2.25        15.69 - 16.79
                                2009        --         1.30 - 2.25        35.80 - 37.09

  MIST American Funds           2013      1.67         1.30 - 2.20        11.05 - 12.05
     Moderate Allocation        2012      2.05         1.30 - 2.20          8.42 - 9.40
     Sub-Account                2011      1.58         1.30 - 2.20      (1.99) - (1.10)
                                2010      1.57         1.30 - 2.20          7.52 - 8.50
                                2009        --         1.30 - 2.20        20.71 - 21.79

  MIST AQR Global Risk          2013      2.19         0.75 - 2.20      (5.49) - (4.11)
     Balanced Sub-Account       2012      0.01         0.75 - 2.20          3.10 - 9.73
     (Commenced 1/3/2012)

  MIST BlackRock Global         2013      1.30         0.75 - 2.20          7.91 - 9.48
     Tactical Strategies        2012        --         0.75 - 2.10          2.75 - 8.32
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield     2013      6.41         0.75 - 2.20          6.95 - 8.52
     Sub-Account                2012      6.62         0.75 - 2.20        13.99 - 15.67
                                2011      6.61         0.75 - 2.20          0.12 - 1.58
                                2010      3.63         0.75 - 2.20        13.26 - 14.91
                                2009      4.10         0.75 - 2.20        29.21 - 44.75

  MIST BlackRock Large Cap      2013      1.19         0.75 - 1.90        31.65 - 33.17
     Core Sub-Account           2012      0.95         0.75 - 1.90        11.18 - 12.47
     (Commenced 5/4/2009)       2011      0.81         0.75 - 1.90      (1.71) - (0.58)
                                2010      0.86         0.75 - 1.90        10.25 - 11.53
                                2009        --         0.75 - 1.90        22.54 - 23.49

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2013     2,239,020    15.36 - 25.05      38,352,561
     Estate Sub-Account         2012     2,350,735    15.19 - 24.49      39,516,123
                                2011     2,528,243    12.34 - 19.66      34,277,327
                                2010     2,647,883    13.39 - 21.05      38,697,331
                                2009     2,963,807    11.80 - 18.36      37,898,569

  MIST ClearBridge Aggressive   2013        23,976  168.63 - 224.52       4,991,149
     Growth II Sub-Account      2012        15,349  133.85 - 176.62       2,480,585
     (Commenced 5/3/2010)       2011         6,927  120.34 - 146.05         924,910
                                2010         2,977  128.95 - 160.04         438,631

  MIST ClearBridge Aggressive   2013     7,836,411    10.80 - 18.18     101,728,824
     Growth Sub-Account         2012     8,735,126     7.52 - 12.63      79,321,095
                                2011     9,600,857     6.43 - 10.78      74,857,416
                                2010     8,476,052     6.97 - 10.56      65,664,571
                                2009     9,606,073      5.76 - 8.63      61,074,016

  MIST Goldman Sachs Mid Cap    2013       926,551    19.93 - 22.07      19,638,139
     Value Sub-Account          2012     1,049,942    15.38 - 16.85      17,068,463
                                2011     1,161,737    13.34 - 14.45      16,271,354
                                2010     1,280,385    14.57 - 15.63      19,465,973
                                2009     1,482,733    12.01 - 12.74      18,467,822

  MIST Harris Oakmark           2013     2,725,021    24.93 - 27.96      72,879,342
     International Sub-Account  2012     2,920,101    19.54 - 21.71      60,795,216
                                2011     3,341,029    15.46 - 17.02      54,661,488
                                2010     3,663,046    18.45 - 20.10      71,132,973
                                2009     4,066,421    16.20 - 17.50      69,004,535

  MIST Invesco Balanced-Risk    2013    18,674,457      1.04 - 1.06      19,667,126
     Allocation Sub-Account     2012    17,553,531      1.04 - 1.05      18,405,844
     (Commenced 4/30/2012)

  MIST Invesco Comstock         2013     8,126,377    14.36 - 16.50     130,402,734
     Sub-Account                2012     8,705,476    10.86 - 12.28     104,439,830
                                2011     9,579,280     9.39 - 10.45      98,062,309
                                2010     9,660,454     9.76 - 10.68     101,320,183
                                2009     9,148,538      8.70 - 9.37      84,373,555

  MIST Invesco Mid Cap Value    2013     5,724,070    31.03 - 39.34     210,304,023
     Sub-Account                2012     6,573,235    24.34 - 30.42     187,671,582
                                2011     7,467,200    21.85 - 26.72     188,118,964
                                2010     8,400,066    23.50 - 27.96     221,952,624
                                2009     9,382,903    19.10 - 22.44     199,636,901

  MIST Invesco Small Cap        2013     2,535,916    14.55 - 25.27      59,587,334
     Growth Sub-Account         2012     2,729,300    10.50 - 18.26      46,464,081
                                2011     3,190,859     8.98 - 15.65      46,716,193
                                2010     3,675,683     9.19 - 16.03      55,371,461
                                2009     4,320,755     7.37 - 12.87      52,644,910



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2013      6.92         0.75 - 2.35           1.14 - 2.77
     Estate Sub-Account         2012      2.07         0.75 - 2.35         23.05 - 25.04
                                2011      3.90         0.75 - 2.35       (7.78) - (6.29)
                                2010      8.38         0.75 - 2.35         13.41 - 15.23
                                2009      3.27         0.75 - 2.35         31.61 - 33.73

  MIST ClearBridge Aggressive   2013      0.43         1.30 - 2.20         25.98 - 27.12
     Growth II Sub-Account      2012      0.18         1.30 - 2.20         19.84 - 20.93
     (Commenced 5/3/2010)       2011      1.56         1.30 - 1.95       (9.33) - (8.74)
                                2010        --         1.30 - 2.05           3.41 - 3.94

  MIST ClearBridge Aggressive   2013      0.25         0.75 - 2.35         42.22 - 44.51
     Growth Sub-Account         2012      0.04         0.75 - 2.35         15.74 - 17.62
                                2011      0.01         0.75 - 2.35         (3.63) - 2.12
                                2010      0.01         1.30 - 2.35         20.92 - 22.32
                                2009      0.02         1.30 - 2.35         29.87 - 31.60

  MIST Goldman Sachs Mid Cap    2013      0.90         1.30 - 2.35         29.57 - 30.94
     Value Sub-Account          2012      0.60         1.30 - 2.35         15.36 - 16.58
                                2011      0.50         1.30 - 2.35       (8.46) - (7.50)
                                2010      1.02         1.30 - 2.35         21.35 - 22.63
                                2009      1.23         1.30 - 2.35         29.24 - 30.59

  MIST Harris Oakmark           2013      2.48         1.30 - 2.35         27.46 - 28.80
     International Sub-Account  2012      1.64         1.30 - 2.35         26.24 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.96         1.30 - 2.35         13.71 - 14.91
                                2009      8.00         1.30 - 2.35         51.46 - 53.06

  MIST Invesco Balanced-Risk    2013        --         0.75 - 2.20         (0.36) - 1.10
     Allocation Sub-Account     2012      0.57         0.75 - 2.20           3.13 - 4.14
     (Commenced 4/30/2012)

  MIST Invesco Comstock         2013      1.08         0.75 - 2.35         32.25 - 34.38
     Sub-Account                2012      1.29         0.75 - 2.35         15.67 - 17.54
                                2011      1.12         0.75 - 2.35       (3.76) - (2.22)
                                2010      1.50         0.75 - 2.35         12.19 - 14.00
                                2009      2.32         0.75 - 2.35         23.63 - 25.61

  MIST Invesco Mid Cap Value    2013      0.77         0.75 - 2.20         27.47 - 29.52
     Sub-Account                2012      0.47         0.75 - 2.20         12.19 - 14.02
                                2011      0.57         0.75 - 2.15       (5.75) - (4.28)
                                2010      0.64         0.75 - 2.05         22.98 - 24.78
                                2009      2.21         0.75 - 2.05         23.96 - 25.79

  MIST Invesco Small Cap        2013      0.24         1.30 - 2.35         36.92 - 38.58
     Growth Sub-Account         2012        --         1.30 - 2.35         15.47 - 16.85
                                2011        --         1.30 - 2.35       (3.37) - (2.22)
                                2010        --         1.30 - 2.35         23.26 - 24.72
                                2009        --         1.30 - 2.35         30.70 - 32.33



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST JPMorgan Core Bond       2013     1,182,573    10.18 - 10.75     12,506,234
     Sub-Account                2012     1,511,689    10.74 - 11.23     16,737,665
                                2011     1,642,766    10.47 - 10.84     17,623,360
                                2010     1,767,528    10.12 - 10.38     18,209,023
                                2009     1,763,742      9.76 - 9.92     17,394,037

  MIST JPMorgan Global Active   2013     9,103,629      1.13 - 1.16     10,517,817
     Allocation Sub-Account     2012     7,003,217      1.04 - 1.05      7,371,189
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013       471,677    18.55 - 20.49      9,530,735
     Value Sub-Account          2012       515,860    14.22 - 15.53      7,917,855
                                2011       530,589    12.57 - 13.57      7,126,054
                                2010       396,464    14.29 - 15.25      5,987,971
                                2009       296,874    12.21 - 12.89      3,801,580

  MIST Loomis Sayles Global     2013       919,133    15.69 - 17.00     15,197,549
     Markets Sub-Account        2012     1,042,691    13.71 - 14.71     14,977,462
                                2011       962,736    12.01 - 12.74     12,022,681
                                2010     1,177,416    12.48 - 13.10     15,232,698
                                2009       899,578    10.47 - 10.88      9,662,261

  MIST Lord Abbett Bond         2013     8,075,015    22.88 - 31.79    236,290,033
     Debenture Sub-Account      2012     9,203,760    19.43 - 29.66    252,466,645
                                2011    10,339,658    19.01 - 26.46    254,363,555
                                2010    11,836,616    16.94 - 25.52    281,708,830
                                2009    13,193,447    15.20 - 22.76    280,934,170

  MIST Met/Eaton Vance          2013       442,672    10.76 - 11.18      4,880,212
     Floating Rate Sub-Account  2012       317,752    10.61 - 10.91      3,433,894
     (Commenced 5/3/2010)       2011       213,777    10.15 - 10.30      2,191,750
                                2010        80,368    10.17 - 10.23        819,953

  MIST Met/Franklin Low         2013     2,753,599     9.82 - 10.21     27,817,040
     Duration Total Return      2012     1,766,562     9.92 - 10.16     17,845,860
     Sub-Account                2011     1,106,536      9.72 - 9.81     10,825,502
     (Commenced 5/2/2011)

  MIST Met/Templeton            2013       406,707    13.21 - 13.88      5,578,711
     International Bond         2012       400,203    13.32 - 13.84      5,481,320
     Sub-Account                2011       352,964    11.86 - 12.20      4,276,366
     (Commenced 5/4/2009)       2010       169,000    12.12 - 12.33      2,069,263
                                2009        18,597    10.88 - 10.90        202,561

  MIST MetLife Aggressive       2013    13,877,565    13.36 - 16.82    217,076,586
     Strategy Sub-Account       2012    14,537,359    10.46 - 13.09    178,338,412
                                2011    15,775,326     9.09 - 11.30    168,280,842
                                2010    17,260,094     9.78 - 12.08    198,100,052
                                2009    18,139,859     8.52 - 10.45    181,304,081

  MIST MetLife Balanced Plus    2013     9,766,619    11.55 - 12.01    116,669,137
     Sub-Account                2012     7,650,490    10.33 - 10.58     80,785,959
     (Commenced 1/3/2012)



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST JPMorgan Core Bond       2013      0.28         1.30 - 2.25       (4.95) - (4.05)
     Sub-Account                2012      2.52         1.30 - 2.25           2.57 - 3.55
                                2011      2.22         1.30 - 2.25           3.44 - 4.42
                                2010      1.91         1.30 - 2.25           3.74 - 4.73
                                2009        --         1.30 - 2.25          9.63 - 10.67

  MIST JPMorgan Global Active   2013      0.09         0.75 - 2.20          8.57 - 10.16
     Allocation Sub-Account     2012      0.64         0.75 - 2.20           3.12 - 4.13
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013      0.49         0.75 - 1.90         30.40 - 31.91
     Value Sub-Account          2012      0.64         0.75 - 1.90         13.18 - 14.49
                                2011      1.47         0.75 - 1.90     (12.05) - (11.03)
                                2010      0.69         0.75 - 1.90         17.01 - 18.35
                                2009      0.66         0.75 - 1.90         26.34 - 27.81

  MIST Loomis Sayles Global     2013      2.37         1.30 - 2.35         14.41 - 15.62
     Markets Sub-Account        2012      2.34         1.30 - 2.35         14.20 - 15.41
                                2011      2.49         1.30 - 2.35       (3.77) - (2.75)
                                2010      3.24         1.30 - 2.35         19.18 - 20.43
                                2009      2.06         1.30 - 2.35         37.54 - 39.00

  MIST Lord Abbett Bond         2013      6.79         0.75 - 2.35           5.47 - 7.25
     Debenture Sub-Account      2012      7.24         0.75 - 2.35         10.31 - 12.23
                                2011      6.07         0.75 - 2.35           2.04 - 3.94
                                2010      6.32         0.75 - 2.35         10.34 - 12.22
                                2009      7.43         0.75 - 2.35         33.60 - 35.96

  MIST Met/Eaton Vance          2013      3.46         1.30 - 2.35           1.42 - 2.50
     Floating Rate Sub-Account  2012      3.04         1.30 - 2.35           4.83 - 5.94
     (Commenced 5/3/2010)       2011      2.21         1.30 - 2.20         (0.16) - 0.69
                                2010        --         1.30 - 2.15           1.71 - 2.30

  MIST Met/Franklin Low         2013      1.37         0.75 - 2.20         (1.04) - 0.40
     Duration Total Return      2012      1.86         0.75 - 2.20           2.11 - 3.61
     Sub-Account                2011        --         0.75 - 2.05       (2.63) - (1.79)
     (Commenced 5/2/2011)

  MIST Met/Templeton            2013      1.99         0.75 - 1.80         (0.77) - 0.28
     International Bond         2012      9.65         0.75 - 1.80         12.24 - 13.43
     Sub-Account                2011      6.06         0.75 - 1.80       (2.10) - (1.07)
     (Commenced 5/4/2009)       2010      0.37         0.75 - 1.80          4.20 - 12.08
                                2009        --         1.30 - 1.60           8.80 - 9.00

  MIST MetLife Aggressive       2013      0.76         0.75 - 2.35         26.50 - 28.54
     Strategy Sub-Account       2012      0.64         0.75 - 2.35         14.02 - 15.87
                                2011      1.12         0.75 - 2.35       (7.96) - (6.47)
                                2010      1.21         0.75 - 2.35         13.80 - 15.63
                                2009        --         0.75 - 2.35         29.56 - 31.65

  MIST MetLife Balanced Plus    2013      1.17         0.75 - 2.20         11.87 - 13.51
     Sub-Account                2012        --         0.75 - 2.20          4.08 - 12.26
     (Commenced 1/3/2012)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST MetLife Balanced           2013   182,679,654    13.16 - 16.24   2,838,828,931
     Strategy Sub-Account         2012   197,011,812    11.18 - 13.70   2,594,213,239
                                  2011   207,920,698     9.95 - 12.12   2,431,515,757
                                  2010   193,332,452    10.27 - 12.42   2,318,147,547
                                  2009   174,627,957     9.17 - 11.02   1,859,813,329

  MIST MetLife Defensive          2013    28,026,038    13.08 - 15.15     399,075,584
     Strategy Sub-Account         2012    33,742,779    12.28 - 13.99     446,509,240
                                  2011    33,539,911    11.33 - 12.71     405,417,433
                                  2010    31,892,038    11.40 - 12.58     383,256,299
                                  2009    28,585,107    10.52 - 11.43     313,812,189

  MIST MetLife Growth             2013   122,185,355    13.32 - 16.84   1,930,454,961
     Strategy Sub-Account         2012   118,697,237    10.73 - 13.48   1,506,611,565
                                  2011   127,969,483     9.40 - 11.73   1,424,650,304
                                  2010   137,947,035     9.92 - 12.30   1,619,862,396
                                  2009   146,128,352     8.71 - 10.73   1,507,800,031

  MIST MetLife Moderate           2013    66,480,660    13.70 - 15.86   1,005,233,857
     Strategy Sub-Account         2012    71,904,099    12.27 - 13.99     962,702,252
                                  2011    74,398,177    11.18 - 12.54     896,942,380
                                  2010    69,016,105    11.46 - 12.65     840,358,813
                                  2009    61,993,623    10.44 - 11.34     677,808,153

  MIST MetLife Multi-Index        2013       323,641     1.12 - 11.22         377,861
     Targeted Risk Sub-Account
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MFS Emerging Markets       2013     5,244,853    10.29 - 19.86      59,292,583
     Equity Sub-Account           2012     4,605,777    11.09 - 21.16      56,184,457
                                  2011     5,082,239     9.55 - 18.02      52,679,213
                                  2010     5,557,697    12.03 - 22.40      71,913,866
                                  2009     5,035,625     9.96 - 18.32      53,586,138

  MIST MFS Research               2013     7,613,604    15.55 - 26.30     141,100,546
     International Sub-Account    2012     8,474,288    13.34 - 22.18     133,415,326
                                  2011     9,028,217    11.69 - 19.12     123,865,118
                                  2010     9,354,056    13.39 - 21.53     146,069,481
                                  2009     9,683,890    12.29 - 19.45     138,034,495

  MIST Morgan Stanley Mid Cap     2013     3,870,199    17.65 - 20.86      76,130,580
     Growth Sub-Account           2012     4,428,112    12.94 - 15.10      63,342,932
                                  2011     4,659,921    12.07 - 13.90      61,573,810
                                  2010     4,818,910    13.21 - 15.02      68,961,080
                                  2009     4,839,057    10.20 - 11.44      52,932,593

  MIST Oppenheimer Global         2013     2,701,413     1.16 - 28.20      51,152,278
     Equity Sub-Account           2012     1,019,300    18.36 - 22.35      21,942,397
                                  2011     1,147,037    15.67 - 18.58      20,591,996
                                  2010     1,132,139    17.43 - 20.44      22,327,452
                                  2009     1,009,176    15.33 - 17.77      17,331,575



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST MetLife Balanced           2013      2.01         0.75 - 2.35         16.65 - 18.53
     Strategy Sub-Account         2012      2.12         0.75 - 2.35         11.27 - 13.08
                                  2011      1.56         0.75 - 2.35       (3.98) - (2.44)
                                  2010      2.08         0.75 - 2.35         10.96 - 12.74
                                  2009        --         0.75 - 2.35         25.35 - 27.39

  MIST MetLife Defensive          2013      3.02         0.75 - 2.35           6.55 - 8.26
     Strategy Sub-Account         2012      2.80         0.75 - 2.35          8.32 - 10.08
                                  2011      2.22         0.75 - 2.35         (0.59) - 1.02
                                  2010      3.15         0.75 - 2.35          8.32 - 10.07
                                  2009      2.86         0.75 - 2.35         20.05 - 22.00

  MIST MetLife Growth             2013      1.42         0.75 - 2.35         22.99 - 24.97
     Strategy Sub-Account         2012      1.65         0.75 - 2.35         13.02 - 14.85
                                  2011      1.54         0.75 - 2.35       (6.10) - (4.59)
                                  2010      1.72         0.75 - 2.35         12.81 - 14.62
                                  2009        --         0.75 - 2.35         27.08 - 29.13

  MIST MetLife Moderate           2013      2.37         0.75 - 2.35         11.57 - 13.37
     Strategy Sub-Account         2012      2.63         0.75 - 2.35          9.77 - 11.55
                                  2011      1.80         0.75 - 2.35       (2.43) - (0.86)
                                  2010      2.53         0.75 - 2.35          9.79 - 11.55
                                  2009      3.26         0.75 - 2.35         23.16 - 25.14

  MIST MetLife Multi-Index        2013      0.40         0.75 - 1.95          4.18 - 12.10
     Targeted Risk Sub-Account
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MFS Emerging Markets       2013      1.08         0.75 - 2.35       (7.19) - (5.69)
     Equity Sub-Account           2012      0.76         0.75 - 2.35         16.12 - 18.00
                                  2011      1.48         0.75 - 2.35     (20.59) - (19.31)
                                  2010      1.00         0.75 - 2.35         20.79 - 22.72
                                  2009      1.59         0.75 - 2.35         65.01 - 67.70

  MIST MFS Research               2013      2.60         0.75 - 2.35         16.49 - 18.57
     International Sub-Account    2012      1.96         0.75 - 2.35         13.98 - 15.98
                                  2011      1.94         0.75 - 2.35     (12.79) - (11.19)
                                  2010      1.75         0.75 - 2.35          8.83 - 10.71
                                  2009      3.20         0.75 - 2.35         28.50 - 30.81

  MIST Morgan Stanley Mid Cap     2013      0.65         0.75 - 1.90         36.41 - 38.12
     Growth Sub-Account           2012        --         0.75 - 1.90           7.21 - 8.62
                                  2011      0.61         0.75 - 1.90       (8.67) - (7.45)
                                  2010      0.03         0.75 - 1.90         29.60 - 31.28
                                  2009        --         0.75 - 1.90         54.31 - 56.49

  MIST Oppenheimer Global         2013      1.02         0.75 - 1.90         15.71 - 26.16
     Equity Sub-Account           2012      1.40         0.75 - 1.90         18.88 - 20.27
                                  2011      1.75         0.75 - 1.90      (10.12) - (9.09)
                                  2010      1.31         0.75 - 1.90         13.75 - 15.06
                                  2009      2.19         0.75 - 1.90         37.17 - 38.75



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST PIMCO Inflation           2013     7,016,914    13.13 - 15.58     102,943,846
     Protected Bond Sub-Account  2012     7,448,982    14.82 - 17.30     121,500,435
                                 2011     7,526,508    13.90 - 15.97     113,654,208
                                 2010     7,113,170    12.81 - 14.48      97,212,565
                                 2009     6,189,735    12.17 - 13.54      79,015,035

  MIST PIMCO Total Return        2013    28,505,547    15.63 - 19.26     508,804,270
     Sub-Account                 2012    31,210,077    16.29 - 19.76     572,578,074
                                 2011    32,853,798    15.25 - 18.19     558,129,340
                                 2010    30,861,530    15.12 - 17.74     512,523,271
                                 2009    29,925,971    14.30 - 16.50     463,386,876

  MIST Pioneer Fund              2013     4,579,355    14.50 - 28.98      99,844,002
     Sub-Account                 2012     5,289,087    11.05 - 21.94      87,399,431
                                 2011     5,949,995    10.14 - 19.99      88,342,563
                                 2010     6,459,343    10.77 - 21.10     100,019,549
                                 2009     7,155,477     9.40 - 18.29      95,301,242

  MIST Pioneer Strategic         2013       754,973    13.33 - 32.36      16,641,496
     Income Sub-Account          2012       624,096    13.43 - 32.11      14,636,515
                                 2011       610,107    12.32 - 28.98      12,748,172
                                 2010       420,179    12.19 - 28.18       9,868,843
                                 2009       243,858    21.60 - 25.31       5,986,626

  MIST Pyramis Government        2013       438,370    10.11 - 10.48       4,570,971
     Income Sub-Account          2012       544,311    10.81 - 11.06       5,996,997
     (Commenced 1/3/2012)

  MIST Pyramis Managed Risk      2013       331,304    10.69 - 10.80       3,558,035
     Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013     8,352,078      1.14 - 1.17       9,704,669
     Multi-Asset Sub-Account     2012     5,045,943      1.06 - 1.07       5,397,219
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013    11,486,433    13.50 - 15.22     168,487,815
     ETF Sub-Account             2012    12,363,629    12.22 - 13.58     162,452,437
                                 2011    12,724,330    11.07 - 12.13     149,799,689
                                 2010    10,621,952    11.20 - 12.09     124,729,784
                                 2009     7,874,421    10.20 - 10.85      83,204,629

  MIST SSgA Growth ETF           2013     4,117,987    13.44 - 15.14      58,808,947
     Sub-Account                 2012     4,134,490    11.63 - 12.92      50,750,185
                                 2011     4,414,150    10.44 - 11.32      47,811,625
                                 2010     4,136,142    10.88 - 11.65      46,397,024
                                 2009     3,535,741     9.77 - 10.28      35,260,685

  MIST T. Rowe Price Large Cap   2013     9,112,590    22.13 - 83.67     661,694,916
     Value Sub-Account           2012    10,675,620    16.64 - 62.93     586,755,456
                                 2011    12,522,601    14.19 - 53.66     590,684,856
                                 2010    14,134,367    14.87 - 56.24     702,128,967
                                 2009    15,593,590    12.78 - 48.34     669,088,087



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST PIMCO Inflation           2013      2.16         0.75 - 2.35     (11.38) - (9.95)
     Protected Bond Sub-Account  2012      3.02         0.75 - 2.35          6.58 - 8.31
                                 2011      1.61         0.75 - 2.35         8.56 - 10.31
                                 2010      2.31         0.75 - 2.35          5.26 - 6.96
                                 2009      3.36         0.75 - 2.35         9.41 - 16.53

  MIST PIMCO Total Return        2013      4.27         0.75 - 2.35      (4.19) - (2.55)
     Sub-Account                 2012      3.17         0.75 - 2.35          6.72 - 8.63
                                 2011      2.67         0.75 - 2.35          0.78 - 2.55
                                 2010      3.54         0.75 - 2.35          5.65 - 7.50
                                 2009      6.88         0.75 - 2.35        15.29 - 17.39

  MIST Pioneer Fund              2013      3.25         0.75 - 2.20        29.83 - 32.08
     Sub-Account                 2012      1.52         0.75 - 1.95          8.23 - 9.76
                                 2011      1.23         0.75 - 1.95      (6.70) - (5.26)
                                 2010      0.90         0.75 - 2.20        13.41 - 15.35
                                 2009      0.10         0.75 - 2.05        21.55 - 27.31

  MIST Pioneer Strategic         2013      4.55         0.75 - 2.20        (0.80) - 0.79
     Income Sub-Account          2012      4.74         0.75 - 2.20         9.02 - 10.79
                                 2011      4.46         0.75 - 2.20          1.22 - 2.86
                                 2010      4.43         0.75 - 2.15         4.78 - 11.34
                                 2009      4.86         0.75 - 1.90        30.59 - 32.09

  MIST Pyramis Government        2013      1.54         0.75 - 2.10      (6.50) - (5.23)
     Income Sub-Account          2012      0.01         0.75 - 2.10          1.07 - 2.37
     (Commenced 1/3/2012)

  MIST Pyramis Managed Risk      2013      1.43         0.75 - 2.20          4.69 - 5.72
     Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013      0.01         0.75 - 2.20          7.72 - 9.29
     Multi-Asset Sub-Account     2012      1.42         0.75 - 2.00          5.25 - 6.14
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013      2.51         0.75 - 2.20        10.47 - 12.09
     ETF Sub-Account             2012      2.36         0.75 - 2.20        10.38 - 12.00
                                 2011      1.68         0.75 - 2.20        (1.13) - 0.31
                                 2010      1.27         0.75 - 2.20         9.80 - 11.40
                                 2009      1.93         0.75 - 2.20        22.17 - 24.32

  MIST SSgA Growth ETF           2013      2.05         0.75 - 2.20        15.50 - 17.19
     Sub-Account                 2012      1.95         0.75 - 2.20        12.52 - 14.17
                                 2011      1.58         0.75 - 2.05      (4.12) - (2.86)
                                 2010      1.51         0.75 - 2.05        11.84 - 13.30
                                 2009      1.73         0.75 - 1.95        26.60 - 28.99

  MIST T. Rowe Price Large Cap   2013      1.63         0.75 - 2.35        30.67 - 32.96
     Value Sub-Account           2012      1.56         0.75 - 2.35        15.22 - 17.27
                                 2011      0.75         0.75 - 2.35      (6.24) - (4.58)
                                 2010      1.14         0.75 - 2.35        14.30 - 16.33
                                 2009      2.37         0.75 - 2.35        15.64 - 17.67



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  -------------
  MIST T. Rowe Price Mid Cap   2013     5,748,937    13.81 - 16.36     86,470,627
     Growth Sub-Account        2012     6,292,266    10.34 - 12.08     70,400,134
                               2011     6,972,220     9.30 - 10.72     69,666,727
                               2010     8,396,880     9.67 - 10.99     86,739,534
                               2009     9,444,336      7.75 - 8.68     77,636,322

  MIST Third Avenue Small Cap  2013     2,514,889    21.87 - 27.37     59,255,307
     Value Sub-Account         2012     2,744,669    16.91 - 20.89     49,647,860
                               2011     3,218,372    14.67 - 17.92     50,131,398
                               2010     3,834,160    16.49 - 19.90     66,822,076
                               2009     3,942,016    14.06 - 16.80     58,216,200

  MSF Baillie Gifford          2013     1,512,891     9.52 - 16.46     19,482,882
     International Stock       2012       407,507     8.38 - 14.42      5,455,286
     Sub-Account               2011       430,001     7.11 - 12.18      4,882,027
                               2010       457,537     9.00 - 15.39      6,585,095
                               2009       483,148     8.51 - 14.52      6,592,339

  MSF Barclays Aggregate Bond  2013       216,740     1.71 - 17.79      3,330,462
     Index Sub-Account         2012       192,855    14.98 - 17.02      3,109,297
     (Commenced 5/4/2009)      2011       175,717    14.79 - 16.65      2,752,709
                               2010       133,054    14.11 - 15.74      1,975,112
                               2009       100,819    13.65 - 15.09      1,430,073

  MSF BlackRock Bond Income    2013     1,437,795    49.17 - 69.72     93,928,276
     Sub-Account               2012     1,413,863    50.63 - 70.96     93,742,723
                               2011     1,437,066    48.10 - 66.65     89,516,238
                               2010     1,330,597    46.11 - 63.17     78,335,454
                               2009     1,093,871    43.49 - 58.89     59,758,262

  MSF BlackRock Capital        2013     2,475,614     1.80 - 49.93     11,748,732
     Appreciation Sub-Account  2012     2,764,842     1.36 - 37.48      9,869,170
     (Commenced 5/4/2009)      2011     3,186,827     1.20 - 33.02      9,935,283
                               2010     3,626,675     1.34 - 36.53     10,802,846
                               2009     4,337,851     1.14 - 30.72      9,259,728

  MSF BlackRock Money Market   2013     9,792,353     9.13 - 11.03     97,827,704
     Sub-Account               2012    11,671,729     9.33 - 11.11    118,277,869
                               2011    12,722,462     9.55 - 11.20    130,635,278
                               2010    12,146,399     9.77 - 11.28    126,563,583
                               2009    16,896,220     9.99 - 11.37    178,892,462

  MSF Davis Venture Value      2013    11,167,683    16.00 - 52.46    231,721,832
     Sub-Account               2012    12,607,989    12.26 - 39.59    199,635,905
                               2011    14,326,344    11.12 - 35.39    203,251,430
                               2010    16,224,420    11.87 - 37.21    239,139,043
                               2009    17,270,503    10.86 - 33.53    226,832,922

  MSF Frontier Mid Cap         2013       595,060    16.33 - 18.08     10,360,655
     Growth Sub-Account
     (Commenced 4/29/2013)



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST T. Rowe Price Mid Cap   2013      0.23         0.85 - 2.35         33.41 - 35.42
     Growth Sub-Account        2012        --         0.85 - 2.35         11.03 - 12.72
                               2011        --         0.85 - 2.35       (3.93) - (2.48)
                               2010        --         0.85 - 2.35         24.72 - 26.60
                               2009        --         0.85 - 2.35         42.11 - 44.24

  MIST Third Avenue Small Cap  2013      0.96         1.30 - 2.35         29.37 - 30.97
     Value Sub-Account         2012        --         1.30 - 2.35         15.23 - 16.62
                               2011      1.12         1.30 - 2.35      (11.09) - (9.96)
                               2010      1.22         1.30 - 2.35         17.11 - 18.47
                               2009      1.17         1.30 - 2.35         23.51 - 25.05

  MSF Baillie Gifford          2013      0.52         0.85 - 2.35          9.60 - 14.16
     International Stock       2012      1.11         0.85 - 1.90         17.11 - 18.35
     Sub-Account               2011      1.58         0.85 - 1.90     (21.63) - (20.81)
                               2010      1.39         0.85 - 1.90           4.85 - 5.96
                               2009      0.39         0.85 - 1.90         19.59 - 20.86

  MSF Barclays Aggregate Bond  2013      3.04         0.75 - 2.20       (4.69) - (3.74)
     Index Sub-Account         2012      3.51         1.30 - 2.20           1.32 - 2.24
     (Commenced 5/4/2009)      2011      3.07         1.30 - 2.20           4.83 - 5.77
                               2010      3.58         1.30 - 2.20           3.35 - 4.29
                               2009        --         1.30 - 2.20           2.24 - 2.86

  MSF BlackRock Bond Income    2013      3.75         0.75 - 1.90       (2.87) - (1.75)
     Sub-Account               2012      2.52         0.75 - 1.90           5.25 - 6.48
                               2011      3.71         0.75 - 1.90           4.31 - 5.51
                               2010      3.57         0.75 - 1.90           6.04 - 7.26
                               2009      6.04         0.75 - 1.90           7.13 - 8.37

  MSF BlackRock Capital        2013      0.84         0.75 - 1.90         31.69 - 33.22
     Appreciation Sub-Account  2012      0.32         0.75 - 1.90         12.21 - 13.51
     (Commenced 5/4/2009)      2011      0.19         0.75 - 1.80      (10.57) - (9.63)
                               2010      0.23         0.75 - 1.80         17.68 - 18.93
                               2009        --         0.75 - 1.80         29.20 - 30.09

  MSF BlackRock Money Market   2013        --         0.75 - 2.35       (2.32) - (0.75)
     Sub-Account               2012        --         0.75 - 2.35       (2.34) - (0.75)
                               2011        --         0.75 - 2.35       (2.32) - (0.74)
                               2010        --         0.75 - 2.35       (2.32) - (0.75)
                               2009      0.29         0.75 - 2.35       (2.07) - (0.43)

  MSF Davis Venture Value      2013      1.27         0.75 - 2.35         30.43 - 32.53
     Sub-Account               2012      0.71         0.75 - 2.35         10.07 - 11.86
                               2011      1.03         0.75 - 2.35       (6.40) - (4.89)
                               2010      0.90         0.75 - 2.35          9.22 - 10.98
                               2009      1.38         0.75 - 2.35         28.77 - 30.84

  MSF Frontier Mid Cap         2013        --         1.30 - 2.35         19.21 - 20.07
     Growth Sub-Account
     (Commenced 4/29/2013)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF Jennison Growth             2013    10,101,961     7.84 - 22.67     148,420,105
     Sub-Account                  2012    11,335,513     5.81 - 16.72     123,848,829
                                  2011     4,345,644     5.10 - 14.60      49,789,424
                                  2010     4,903,257     5.16 - 14.69      56,877,740
                                  2009     5,323,714     4.70 - 13.31      56,317,673

  MSF Loomis Sayles Small Cap     2013     1,040,645    16.30 - 18.86      18,599,238
     Growth Sub-Account           2012     1,207,677    11.19 - 12.80      14,713,432
                                  2011     1,364,085    10.29 - 11.63      15,165,191
                                  2010     1,509,481    10.21 - 11.41      16,497,569
                                  2009     1,686,737      7.92 - 8.75      14,181,458

  MSF Met/Artisan Mid Cap         2013     2,247,174    19.41 - 21.81      46,665,594
     Value Sub-Account            2012     2,399,851    14.54 - 16.18      37,104,282
                                  2011     2,732,053    13.33 - 14.69      38,493,096
                                  2010     3,104,102    12.80 - 13.98      41,776,284
                                  2009     3,600,989    11.41 - 12.34      42,984,311

  MSF Met/Dimensional             2013       180,142    19.99 - 21.54       3,758,039
     International Small Company  2012       132,829    16.05 - 17.01       2,209,316
     Sub-Account                  2011       165,015    13.88 - 14.54       2,355,244
                                  2010       128,511    16.95 - 17.49       2,210,341
                                  2009        83,514    14.14 - 14.37       1,187,763

  MSF MetLife Mid Cap Stock       2013       181,460    22.01 - 25.37       4,308,813
     Index Sub-Account            2012       157,701    17.30 - 19.36       2,885,826
     (Commenced 5/4/2009)         2011       128,329    15.08 - 16.72       2,022,706
                                  2010        59,087    15.77 - 17.33         972,206
                                  2009        39,029    12.80 - 13.94         521,712

  MSF MetLife Stock Index         2013     2,514,826    13.47 - 17.86      42,940,270
     Sub-Account                  2012     2,675,025    10.35 - 13.74      35,257,651
                                  2011     2,855,765     9.06 - 12.06      33,187,748
                                  2010     2,900,545     9.03 - 12.02      33,773,010
                                  2009     3,098,322     7.97 - 10.64      32,030,625

  MSF MFS Total Return            2013     2,545,086    15.78 - 68.40     106,290,336
     Sub-Account                  2012     2,882,861    13.54 - 58.06     101,343,003
                                  2011     3,108,333    12.38 - 52.56      97,826,866
                                  2010     3,364,172    12.34 - 51.83     100,678,402
                                  2009     3,547,041    11.44 - 47.56      91,620,811

  MSF MFS Value Sub-Account       2013     8,446,113    12.05 - 24.41     199,810,139
                                  2012     2,908,311    15.39 - 18.17      51,556,774
                                  2011     2,696,793    13.48 - 15.74      41,535,628
                                  2010     1,862,563    13.65 - 15.76      28,735,680
                                  2009       962,018    12.52 - 14.28      13,534,623

  MSF MSCI EAFE Index             2013       133,676    13.53 - 15.39       1,975,130
     Sub-Account                  2012       115,412    11.38 - 12.84       1,428,217
     (Commenced 5/4/2009)         2011        69,134     9.86 - 11.03         732,359
                                  2010        52,435    11.54 - 12.79         639,986
                                  2009        40,712    10.94 - 12.03         467,108



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Jennison Growth             2013      0.23         0.75 - 2.35         33.56 - 35.71
     Sub-Account                  2012      0.01         0.75 - 2.35        (3.90) - 14.69
                                  2011      0.06         0.75 - 2.35       (2.11) - (0.53)
                                  2010      0.41         0.75 - 2.35          8.74 - 10.49
                                  2009        --         0.75 - 2.35         36.32 - 38.52

  MSF Loomis Sayles Small Cap     2013        --         0.75 - 1.90         45.59 - 47.27
     Growth Sub-Account           2012        --         0.75 - 1.90          8.80 - 10.06
                                  2011        --         0.75 - 1.90           0.82 - 1.98
                                  2010        --         0.75 - 1.90         28.88 - 30.36
                                  2009        --         0.75 - 1.90         27.23 - 28.71

  MSF Met/Artisan Mid Cap         2013      0.76         1.30 - 2.35         33.34 - 34.75
     Value Sub-Account            2012      0.79         1.30 - 2.35          8.98 - 10.13
                                  2011      0.78         1.30 - 2.35           4.02 - 5.11
                                  2010      0.59         1.30 - 2.35         12.09 - 13.28
                                  2009      0.83         1.30 - 2.35         37.92 - 39.37

  MSF Met/Dimensional             2013      1.43         0.75 - 2.20         24.83 - 26.65
     International Small Company  2012      2.31         0.75 - 2.15         15.38 - 17.02
     Sub-Account                  2011      2.33         0.75 - 2.15     (18.07) - (16.88)
                                  2010      1.32         0.75 - 2.20         19.74 - 21.67
                                  2009        --         0.75 - 2.15         39.51 - 40.87

  MSF MetLife Mid Cap Stock       2013      0.93         1.30 - 2.35         29.67 - 31.04
     Index Sub-Account            2012      0.70         1.30 - 2.20         14.70 - 15.74
     (Commenced 5/4/2009)         2011      0.64         1.30 - 2.20       (4.36) - (3.50)
                                  2010      0.67         1.30 - 2.20         23.19 - 24.29
                                  2009        --         1.30 - 2.20         28.37 - 29.16

  MSF MetLife Stock Index         2013      1.66         1.30 - 2.20         28.83 - 30.18
     Sub-Account                  2012      1.58         1.30 - 2.20         12.90 - 14.14
                                  2011      1.49         1.30 - 2.20         (0.58) - 0.44
                                  2010      1.59         1.30 - 2.20         12.01 - 13.27
                                  2009      2.43         1.30 - 2.20         23.18 - 24.54

  MSF MFS Total Return            2013      2.42         0.75 - 1.90         16.47 - 17.81
     Sub-Account                  2012      2.67         0.75 - 1.90          9.20 - 10.47
                                  2011      2.55         0.75 - 1.90           0.24 - 1.40
                                  2010      2.81         0.75 - 1.90           7.73 - 8.98
                                  2009      3.89         0.75 - 1.90         16.08 - 17.42

  MSF MFS Value Sub-Account       2013      0.65         0.75 - 2.25         17.10 - 34.37
                                  2012      1.68         0.75 - 1.90         14.12 - 15.45
                                  2011      1.23         0.75 - 1.90       (1.25) - (0.11)
                                  2010      1.03         0.75 - 1.90          4.35 - 10.35
                                  2009        --         0.75 - 1.90         18.31 - 19.68

  MSF MSCI EAFE Index             2013      2.44         1.30 - 2.15         18.85 - 19.87
     Sub-Account                  2012      2.39         1.30 - 2.15         15.42 - 16.41
     (Commenced 5/4/2009)         2011      2.54         1.30 - 2.15     (14.50) - (13.78)
                                  2010      2.29         1.30 - 2.15           5.47 - 6.38
                                  2009        --         1.30 - 2.15         34.49 - 35.25



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Neuberger Berman           2013     2,231,279     1.26 - 27.36      51,389,551
     Genesis Sub-Account         2012        86,174    17.28 - 18.63       1,568,334
                                 2011        96,711    16.05 - 17.19       1,630,216
                                 2010       118,405    15.50 - 16.51       1,918,839
                                 2009       122,821    13.02 - 13.78       1,665,321

  MSF Russell 2000 Index         2013       205,392    22.86 - 26.21       5,051,812
     Sub-Account                 2012       120,336    16.92 - 19.22       2,196,528
     (Commenced 5/4/2009)        2011        93,349    14.92 - 16.80       1,492,191
                                 2010        53,368    16.04 - 17.79         896,513
                                 2009        35,011    12.95 - 13.77         470,933

  MSF T. Rowe Price Large Cap    2013     3,562,045     8.12 - 24.73      69,174,300
     Growth Sub-Account          2012     2,780,202    14.98 - 17.92      44,701,193
                                 2011     3,161,388    12.87 - 15.19      43,429,966
                                 2010     3,645,167    12.97 - 15.50      51,472,039
                                 2009     4,174,670    11.60 - 13.35      51,232,142

  MSF T. Rowe Price Small Cap    2013       429,823    27.09 - 33.51      12,760,475
     Growth Sub-Account          2012       487,872    19.15 - 23.38      10,185,329
                                 2011       554,041    16.84 - 20.29      10,132,259
                                 2010       606,868    16.92 - 20.11      11,089,062
                                 2009       642,589    12.81 - 15.04       8,843,239

  MSF Van Eck Global Natural     2013       268,347    16.38 - 17.66       4,673,270
     Resources Sub-Account       2012       313,419    15.12 - 16.07       4,971,114
     (Commenced 5/4/2009)        2011       286,505    15.07 - 15.78       4,471,552
                                 2010       117,778    18.63 - 19.08       2,219,740
                                 2009        26,708    14.71 - 14.80         394,811

  MSF Western Asset              2013       231,415    26.38 - 30.38       6,673,488
     Management Strategic Bond   2012       349,579    26.66 - 30.47      10,149,053
     Opportunities Sub-Account   2011       469,062    24.42 - 27.72      12,444,974
                                 2010       224,535    23.90 - 26.48       5,716,276
                                 2009       257,500    21.64 - 23.82       5,903,288

  MSF Western Asset              2013       448,156    15.36 - 18.26       7,630,915
     Management U.S. Government  2012       690,001    15.85 - 18.66      12,033,680
     Sub-Account                 2011       773,166    15.72 - 18.35      13,347,083
                                 2010       770,956    15.27 - 17.66      12,855,065
                                 2009       808,057    14.80 - 16.96      12,961,674

  PIMCO VIT High Yield           2013       360,577    18.91 - 20.77       7,251,876
     Sub-Account                 2012       431,112    18.22 - 19.90       8,310,003
                                 2011       440,506    16.25 - 17.64       7,552,704
                                 2010       775,054    16.03 - 17.30      13,052,532
                                 2009       785,381    14.27 - 15.31      11,727,258

  PIMCO VIT Low Duration         2013       616,336    14.26 - 15.59       9,300,726
     Sub-Account                 2012       761,796    14.56 - 15.82      11,694,147
                                 2011       803,010    14.02 - 15.14      11,835,685
                                 2010       881,366    14.13 - 15.17      13,029,268
                                 2009       866,665    13.68 - 14.60      12,366,617



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Neuberger Berman           2013      0.03         0.75 - 2.35         24.94 - 37.16
     Genesis Sub-Account         2012      0.13         1.30 - 1.90           7.68 - 8.33
                                 2011      0.59         1.30 - 1.90           3.53 - 4.15
                                 2010      0.31         1.30 - 1.90         19.06 - 19.78
                                 2009      0.81         1.30 - 1.90         10.71 - 11.37

  MSF Russell 2000 Index         2013      1.02         1.30 - 2.20         35.12 - 36.34
     Sub-Account                 2012      0.86         1.30 - 2.20         13.41 - 14.44
     (Commenced 5/4/2009)        2011      0.91         1.30 - 2.20       (6.40) - (5.56)
                                 2010      0.55         1.30 - 2.15         23.85 - 24.91
                                 2009        --         1.60 - 2.15         25.90 - 26.37

  MSF T. Rowe Price Large Cap    2013      0.10         0.85 - 2.35         26.10 - 37.98
     Growth Sub-Account          2012      0.02         0.85 - 1.90         16.43 - 17.96
                                 2011      0.02         0.85 - 1.90       (3.19) - (1.95)
                                 2010      0.11         0.85 - 1.90         14.55 - 16.06
                                 2009      0.39         0.85 - 1.90         40.34 - 42.23

  MSF T. Rowe Price Small Cap    2013      0.22         0.85 - 1.90         41.46 - 43.33
     Growth Sub-Account          2012        --         0.85 - 1.90         13.72 - 15.19
                                 2011        --         0.85 - 1.90         (0.46) - 0.91
                                 2010        --         0.85 - 1.90         32.14 - 33.76
                                 2009      0.18         0.85 - 1.90         36.02 - 37.79

  MSF Van Eck Global Natural     2013      0.63         0.75 - 2.20           8.34 - 9.93
     Resources Sub-Account       2012        --         0.75 - 2.20           0.33 - 1.81
     (Commenced 5/4/2009)        2011      1.07         0.75 - 2.20     (18.49) - (17.29)
                                 2010      0.27         0.75 - 1.85         17.26 - 27.36
                                 2009        --         1.30 - 1.85         35.32 - 35.82

  MSF Western Asset              2013      4.87         1.30 - 1.90       (1.07) - (0.31)
     Management Strategic Bond   2012      3.42         1.30 - 1.90           9.19 - 9.94
     Opportunities Sub-Account   2011      4.33         1.30 - 1.90           3.85 - 4.67
                                 2010      5.97         1.30 - 1.80         10.45 - 11.16
                                 2009      6.65         1.30 - 1.80         29.54 - 30.39

  MSF Western Asset              2013      2.12         1.30 - 2.20       (3.06) - (2.19)
     Management U.S. Government  2012      1.91         1.30 - 2.20           0.79 - 1.71
     Sub-Account                 2011      1.22         1.30 - 2.20           2.98 - 3.91
                                 2010      2.42         1.30 - 2.20           3.20 - 4.13
                                 2009      4.31         1.30 - 2.20           1.82 - 2.73

  PIMCO VIT High Yield           2013      5.46         1.30 - 1.90           3.74 - 4.37
     Sub-Account                 2012      5.78         1.30 - 1.90         12.14 - 12.81
                                 2011      6.66         1.30 - 1.90           1.40 - 2.01
                                 2010      7.26         1.30 - 1.90         12.31 - 12.99
                                 2009      8.66         1.30 - 1.90         37.63 - 38.45

  PIMCO VIT Low Duration         2013      1.48         1.30 - 1.90       (2.01) - (1.43)
     Sub-Account                 2012      1.91         1.30 - 1.90           3.85 - 4.48
                                 2011      1.67         1.30 - 1.90       (0.79) - (0.20)
                                 2010      1.62         1.30 - 1.90           3.31 - 3.93
                                 2009      3.54         1.30 - 1.90         11.19 - 11.85



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  Putnam VT Equity Income       2013     1,082,521    22.81 - 25.79     27,161,854
     Sub-Account                2012     1,285,126    17.56 - 19.63     24,604,839
                                2011     1,542,735    15.00 - 16.57     25,013,816
                                2010     1,782,492    15.00 - 16.38     28,653,373
                                2009     2,012,929    13.58 - 14.66     29,027,593

  Putnam VT Multi-Cap Growth    2013       127,086    17.86 - 23.10      2,459,478
     Sub-Account                2012       152,212    13.33 - 17.16      2,195,814
     (Commenced 9/27/2010)      2011       176,234    11.62 - 14.89      2,195,254
                                2010       187,842    12.47 - 15.89      2,493,260

  Russell Aggressive Equity     2013        78,396    20.64 - 20.69      1,617,960
     Sub-Account                2012       104,956    14.95 - 14.99      1,569,025
                                2011       142,278    13.09 - 13.12      1,862,216
                                2010       184,010    13.85 - 13.89      2,549,525
                                2009       224,440    11.25 - 11.28      2,525,303

  Russell Core Bond             2013       360,963    19.00 - 19.07      6,859,528
     Sub-Account                2012       447,192    19.55 - 19.63      8,745,140
                                2011       550,331    18.30 - 18.37     10,072,015
                                2010       649,949    17.72 - 17.79     11,522,547
                                2009       741,772    16.34 - 16.40     12,121,192

  Russell Global Real Estate    2013        30,369    32.38 - 32.41        983,391
     Securities Sub-Account     2012        37,475    31.68 - 31.71      1,187,295
                                2011        41,404    25.19 - 25.21      1,042,972
                                2010        48,366    27.48 - 27.51      1,329,209
                                2009        62,444    22.67 - 22.69      1,415,749

  Russell Multi-Style Equity    2013       468,451    18.13 - 18.19      8,492,111
     Sub-Account                2012       604,659    13.83 - 13.88      8,363,015
                                2011       727,966    12.12 - 12.17      8,826,736
                                2010       915,101    12.49 - 12.53     11,428,855
                                2009     1,105,777    10.87 - 10.91     12,025,654

  Russell Non-U.S. Sub-Account  2013       196,111    17.89 - 17.96      3,509,294
                                2012       253,272    14.88 - 14.94      3,770,152
                                2011       291,607    12.60 - 12.64      3,674,337
                                2010       356,011    14.66 - 14.72      5,221,620
                                2009       428,978    13.35 - 13.40      5,726,361

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Putnam VT Equity Income       2013      2.00         0.75 - 1.90        29.92 - 31.43
     Sub-Account                2012      2.31         0.75 - 1.90        17.05 - 18.41
                                2011      1.83         0.75 - 1.90          0.01 - 1.16
                                2010      1.96         0.75 - 1.90        10.49 - 11.77
                                2009      1.12         0.75 - 1.90        25.06 - 26.49

  Putnam VT Multi-Cap Growth    2013      0.72         1.30 - 1.90        33.87 - 34.85
     Sub-Account                2012      0.45         1.30 - 1.90        14.55 - 15.45
     (Commenced 9/27/2010)      2011      0.38         1.30 - 1.90      (6.87) - (6.20)
                                2010        --         1.30 - 1.90        15.42 - 15.69

  Russell Aggressive Equity     2013      0.42                1.40                38.06
     Sub-Account                2012      1.04                1.40                14.22
                                2011      0.49                1.40               (5.53)
                                2010      0.46                1.40        23.14 - 23.15
                                2009      0.53                1.40        29.56 - 29.58

  Russell Core Bond             2013      1.41                1.40               (2.82)
     Sub-Account                2012      2.32                1.40                 6.86
                                2011      3.15                1.40                 3.23
                                2010      3.81                1.40          8.49 - 8.50
                                2009      4.69                1.40        14.20 - 14.27

  Russell Global Real Estate    2013      4.06                1.40                 2.21
     Securities Sub-Account     2012      4.97                1.40                25.77
                                2011      2.29                1.40               (8.34)
                                2010      2.17                1.40        21.21 - 21.22
                                2009      4.69                1.40                27.15

  Russell Multi-Style Equity    2013      1.24                1.40                31.07
     Sub-Account                2012      1.14                1.40                14.07
                                2011      0.99                1.40               (2.92)
                                2010      0.92                1.40        14.83 - 14.85
                                2009      1.37                1.40        29.57 - 29.58

  Russell Non-U.S. Sub-Account  2013      2.07                1.40                20.22
                                2012      1.77                1.40                18.14
                                2011      1.71                1.40              (14.09)
                                2010      0.98                1.40                 9.88
                                2009      2.86                1.40        24.73 - 24.77

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 31, 2014

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                       2013        2012
                                                                                    ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,200 and $2,178, respectively).......................................... $     2,250 $     2,320
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $48,
   respectively)...................................................................          45          45
 Mortgage loans (net of valuation allowances of $1 and $2, respectively)...........         286         284
 Policy loans......................................................................          27          27
 Other limited partnership interests...............................................          32          23
 Short-term investments, at estimated fair value...................................          75         139
 Other invested assets.............................................................          68          93
                                                                                    ----------- -----------
   Total investments...............................................................       2,783       2,931
Cash and cash equivalents..........................................................          24          27
Accrued investment income..........................................................          26          28
Premiums, reinsurance and other receivables........................................       1,829       2,485
Deferred policy acquisition costs and value of business acquired...................         291         148
Current income tax recoverable.....................................................           9           9
Other assets.......................................................................         110         115
Separate account assets............................................................      12,033      11,072
                                                                                    ----------- -----------
   Total assets.................................................................... $    17,105 $    16,815
                                                                                    =========== ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $       501 $       482
Policyholder account balances......................................................       2,748       3,077
Other policy-related balances......................................................         102         102
Payables for collateral under securities loaned and other transactions.............         266         238
Deferred income tax liability......................................................         192         326
Other liabilities..................................................................          94          78
Separate account liabilities.......................................................      12,033      11,072
                                                                                    ----------- -----------
   Total liabilities...............................................................      15,936      15,375
                                                                                    ----------- -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding.........................................           6           6
 Additional paid-in capital........................................................         636         636
 Retained earnings.................................................................         504         722
 Accumulated other comprehensive income (loss).....................................          23          76
                                                                                    ----------- -----------
   Total stockholder's equity......................................................       1,169       1,440
                                                                                    ----------- -----------
   Total liabilities and stockholder's equity...................................... $    17,105 $    16,815
                                                                                    =========== ===========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013      2012     2011
                                                                  ---------- -------- --------
Revenues
Premiums......................................................... $       29 $     11 $      7
Universal life and investment-type product policy fees...........        202      198      204
Net investment income............................................        114      113      114
Fees on ceded reinsurance and other..............................         90       93      104
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..         --      (2)       --
  Other net investment gains (losses)............................          1      (2)      (5)
                                                                  ---------- -------- --------
   Total net investment gains (losses)...........................          1      (4)      (5)
  Net derivative gains (losses)..................................      (442)      329      326
                                                                  ---------- -------- --------
     Total revenues..............................................        (6)      740      750
                                                                  ---------- -------- --------
Expenses
Policyholder benefits and claims.................................         48      100       59
Interest credited to policyholder account balances...............        113      118      127
Other expenses...................................................       (11)      229      259
                                                                  ---------- -------- --------
     Total expenses..............................................        150      447      445
                                                                  ---------- -------- --------
Income (loss) before provision for income tax....................      (156)      293      305
Provision for income tax expense (benefit).......................       (67)       94       90
                                                                  ---------- -------- --------
Net income (loss)................................................ $     (89) $    199 $    215
                                                                  ========== ======== ========


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013      2012     2011
                                                                      ---------- -------- --------
Net income (loss).................................................... $     (89) $    199 $    215
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (80)       64       23
 Unrealized gains (losses) on derivatives............................        (2)      (1)       --
                                                                      ---------- -------- --------
Other comprehensive income (loss), before income tax.................       (82)       63       23
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         29     (22)      (8)
                                                                      ---------- -------- --------
Other comprehensive income (loss), net of income tax.................       (53)       41       15
                                                                      ---------- -------- --------
Comprehensive income (loss).......................................... $    (142) $    240 $    230
                                                                      ========== ======== ========



              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    Accumulated Other
                                                                                      Comprehensive
                                                                                      Income (Loss)
                                                                                  ----------------------
                                                                                     Net
                                                                                  Unrealized
                                                              Additional          Investment Other-Than-     Total
                                                       Common  Paid-in   Retained   Gains     Temporary  Stockholder's
                                                       Stock   Capital   Earnings  (Losses)  Impairments    Equity
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2010..........................     $6       $636   $  326      $  24        $(4)        $  988
Net income (loss).....................................                        215                                  215
Other comprehensive income (loss), net of income tax..                                    16         (1)            15
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2011..........................      6        636      541         40         (5)         1,218
Dividend on common stock..............................                       (18)                                 (18)
Net income (loss).....................................                        199                                  199
Other comprehensive income (loss), net of income tax..                                    39           2            41
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2012..........................      6        636      722         79         (3)         1,440
Dividend on common stock..............................                      (129)                                (129)
Net income (loss).....................................                       (89)                                 (89)
Other comprehensive income (loss), net of income tax..                                  (54)           1          (53)
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2013..........................     $6       $636   $  504      $  25        $(2)        $1,169
                                                       ====== ========== ======== ========== =========== =============


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      2013        2012        2011
                                                   ---------- ------------ ----------
Cash flows from operating activities
Net income (loss)................................. $     (89) $        199 $      215
Adjustments to reconcile net income (loss) to net
 cash provided by (used in) operating activities:
 Depreciation and amortization expenses...........          2            2          2
 Amortization of premiums and accretion of
   discounts associated with investments, net.....          3          (3)        (5)
 (Gains) losses on investments and derivatives,
   net............................................        437        (321)      (329)
 (Income) loss from equity method investments,
   net of dividends or distributions..............        (4)          (1)         --
 Interest credited to policyholder account
   balances.......................................        113          118        127
 Universal life and investment-type product
   policy fees....................................      (202)        (198)      (204)
 Change in accrued investment income..............          2            1        (4)
 Change in premiums, reinsurance and other
   receivables....................................         71           74        (6)
 Change in deferred policy acquisition costs and
   value of business acquired, net................      (135)          130        139
 Change in income tax.............................      (105)           68         91
 Change in other assets...........................        194          193        200
 Change in insurance-related liabilities and
   policy-related balances........................         19           94         34
 Change in other liabilities......................         10         (12)         14
                                                   ---------- ------------ ----------
Net cash provided by operating activities.........        316          344        274
                                                   ---------- ------------ ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities........................        794          909        696
 Equity securities................................          2            6          5
 Mortgage loans...................................         47           13          3
 Other limited partnership interests..............          1            1          4
Purchases of:
 Fixed maturity securities........................      (808)        (958)      (840)
 Equity securities................................         --         (13)       (13)
 Mortgage loans...................................       (49)         (72)       (98)
 Other limited partnership interests..............        (5)         (15)        (2)
Cash received in connection with freestanding
 derivatives......................................          1            5          1
Cash paid in connection with freestanding
 derivatives......................................       (12)          (1)         --
Issuances of loans to affiliates..................         --           --       (45)
Net change in policy loans........................        (1)          (1)          1
Net change in short-term investments..............         64         (70)       (12)
                                                   ---------- ------------ ----------
Net cash provided by (used in) investing
 activities.......................................         34        (196)      (300)
                                                   ---------- ------------ ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.........................................        632        1,077        725
 Withdrawals......................................      (882)      (1,155)      (732)
Net change in payables for collateral under
 securities loaned and other transactions.........         28         (87)         46
Dividend on common stock..........................      (129)         (18)         --
Other, net........................................        (2)           18         --
                                                   ---------- ------------ ----------
Net cash provided by (used in) financing
 activities.......................................      (353)        (165)         39
                                                   ---------- ------------ ----------
Change in cash and cash equivalents...............        (3)         (17)         13
Cash and cash equivalents, beginning of year......         27           44         31
                                                   ---------- ------------ ----------
Cash and cash equivalents, end of year............ $       24 $         27 $       44
                                                   ========== ============ ==========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
 Income tax....................................... $       34 $         27 $      (1)
                                                   ========== ============ ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    .  investments are directed by the contractholder; and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11

Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims and unearned revenue liabilities.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing the DAC related to the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in fees on ceded reinsurance and other. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as fees on ceded reinsurance and other or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through fees on ceded reinsurance and other or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses).

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and other limited partnership interests ("investees") when it has

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "--Derivatives" below.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability)--in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of its reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   In 2013, the Company performed its annual goodwill impairment test using the market multiple valuation approach. The analysis results indicated that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2013. Goodwill was $33 million at both December 31, 2013 and 2012.

 Income Tax

   The Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $15 million and $14 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $8 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

  Fees on Ceded Reinsurance and Other

    Fees on ceded reinsurance and other primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate. Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance


Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities are 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 8%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

    Guarantee:                                 Measurement Assumptions:
    ------------------------------------------------------------------------
    GMDBs  .  A return of purchase payment  .  Present value of expected
              upon death even if the           death benefits in excess of
              account value is reduced to      the projected account
              zero.                            balance recognizing the
                                               excess ratably over the
                                               accumulation period based on
                                               the present value of total
                                               expected assessments.

           .  An enhanced death benefit     .  Assumptions are consistent
              may be available for an          with those used for
              additional fee.                  amortizing DAC, and are thus
                                               subject to the same
                                               variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the
                                               historical experience of the
                                               appropriate underlying
                                               equity index, such as the
                                               Standard & Poor's Ratings
                                               Services ("S&P") 500 Index.

                                            .  Benefit assumptions are
                                               based on the average
                                               benefits payable over a
                                               range of scenarios.
    ------------------------------------------------------------------------
    GMIBs  .  After a specified period of   .  Present value of expected
              time determined at the time      income benefits in excess of
              of issuance of the variable      the projected account
              annuity contract, a minimum      balance at any future date
              accumulation of purchase         of annuitization and
              payments, even if the            recognizing the excess
              account value is reduced to      ratably over the
              zero, that can be annuitized     accumulation period based on
              to receive a monthly income      present value of total
              stream that is not less than     expected assessments.
              a specified amount.
           .  Certain contracts also        .  Assumptions are consistent
              provide for a guaranteed         with those used for
              lump sum return of purchase      estimating GMDB liabilities.
              premium in lieu of the
              annuitization benefit.

                                            .  Calculation incorporates an
                                               assumption for the
                                               percentage of the potential
                                               annuitizations that may be
                                               elected by the
                                               contractholder.
    ------------------------------------------------------------------------
    GMWBs  .  A return of purchase payment  .  Expected value of the life
              via partial withdrawals,         contingent payments and
              even if the account value is     expected assessments using
              reduced to zero, provided        assumptions consistent with
              that cumulative withdrawals      those used for estimating
              in a contract year do not        the GMDB liabilities.
              exceed a certain limit.

           .  Certain contracts include
              guaranteed withdrawals that
              are life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                            Annuity Contracts
                                            ----------------
                                             GMDBs    GMIBs    Total
                                            -------  -------- --------
                                                  (In millions)
           Direct
           Balance at January 1, 2011...... $    32  $     88 $    120
           Incurred guaranteed benefits....      17        31       48
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42       119      161
           Incurred guaranteed benefits....      10        98      108
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43       217      260
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $    218 $    267
                                            =======  ======== ========
           Ceded
           Balance at January 1, 2011...... $    32  $     30 $     62
           Incurred guaranteed benefits....      17        11       28
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42        41       83
           Incurred guaranteed benefits....      10        34       44
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43        75      118
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $     76 $    125
                                            =======  ======== ========
           Net
           Balance at January 1, 2011...... $    --  $     58 $     58
           Incurred guaranteed benefits....      --        20       20
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2011....      --        78       78
           Incurred guaranteed benefits....      --        64       64
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2012....      --       142      142
           Incurred guaranteed benefits....      --        --       --
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2013.... $    --  $    142 $    142
                                            =======  ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $   7,255 $   6,507
                      Equity..........     4,086     3,816
                      Bond............       551       588
                      Money Market....        98       118
                                       --------- ---------
                       Total.......... $  11,990 $  11,029
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                 December 31,
                                           ---------------------------------------------------------
                                                       2013                         2012
                                           ---------------------------- ----------------------------
                                               In the          At           In the          At
                                           Event of Death Annuitization Event of Death Annuitization
                                           -------------- ------------- -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value..............  $    13,348    $     8,712   $    12,309    $     7,963
Separate account value....................  $    12,841    $     8,470   $    11,797    $     7,715
Net amount at risk........................  $       327    $       116   $       594    $       554
Average attained age of contractholders...     67 years       66 years      66 years       65 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                              December 31,
                                              -------------
                                              2013   2012
                                              -----  -----
                                              (In millions)
                       FHLB of Des Moines.... $  26  $  28

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                     Liability        Collateral
                                   ------------- ---------------------
                                              December 31,
                                   -----------------------------------
                                    2013   2012     2013       2012
                                   ------ ------ ---------- ----------
                                              (In millions)
         FHLB of Des Moines (1)... $  405 $  405 $  477 (2) $  604 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $12.0 billion and $11.1 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013     2012    2011
                                                                      ------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................... $   97   $  220  $  352
Capitalizations.....................................................      6       19      34
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses)...    122     (96)    (84)
  Other expenses....................................................   (27)     (38)    (76)
                                                                      ------  ------  ------
   Total amortization...............................................     95    (134)   (160)
                                                                      ------  ------  ------
Unrealized investment gains (losses)................................      8      (8)     (6)
Other (1)...........................................................     38       --      --
                                                                      ------  ------  ------
Balance at December 31,.............................................    244       97     220
                                                                      ------  ------  ------
VOBA
Balance at January 1,...............................................     51       66      79
  Total amortization related to other expenses......................    (6)     (14)    (12)
Unrealized investment gains (losses)................................      2      (1)     (1)
                                                                      ------  ------  ------
Balance at December 31,.............................................     47       51      66
                                                                      ------  ------  ------
Total DAC and VOBA
Balance at December 31,............................................. $  291   $  148  $  286
                                                                      ======  ======  ======

--------

(1)The year ended December 31, 2013 includes $38 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  65    $  71   $  84
                 Capitalization.............    --        1       3
                 Amortization...............   (2)      (7)    (16)
                                              -----    -----   -----
                 Balance at December 31,.... $  63    $  65   $  71
                                              =====    =====   =====

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          12
                  2015.......................... $          10
                  2016.......................... $           9
                  2017.......................... $           6
                  2018.......................... $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company had $6 million and $8 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2013 and 2012, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2013 and 2012.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Premiums
  Direct premiums................................................ $    30  $    12 $     8
  Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                  -------  ------- -------
   Net premiums.................................................. $    29  $    11 $     7
                                                                  =======  ======= =======
Universal life and investment-type product policy fees
  Direct universal life and investment-type product policy fees.. $   244  $   237 $   240
  Reinsurance ceded..............................................    (42)     (39)    (36)
                                                                  -------  ------- -------
   Net universal life and investment-type product policy fees.... $   202  $   198 $   204
                                                                  =======  ======= =======
Fees on ceded reinsurance and other
  Direct fees on ceded reinsurance and other..................... $    25  $    25 $    26
  Reinsurance ceded..............................................      65       68      78
                                                                  -------  ------- -------
   Net fees on ceded reinsurance and other....................... $    90  $    93 $   104
                                                                  =======  ======= =======
Policyholder benefits and claims
  Direct policyholder benefits and claims........................ $    61  $   144 $    92
  Reinsurance ceded..............................................    (13)     (44)    (33)
                                                                  -------  ------- -------
   Net policyholder benefits and claims.......................... $    48  $   100 $    59
                                                                  =======  ======= =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                         December 31,
                                       -------------------------------------------------
                                                 2013                     2012
                                       ------------------------ ------------------------
                                                        Total                    Total
                                                       Balance                  Balance
                                       Direct  Ceded    Sheet   Direct  Ceded    Sheet
                                       ------ -------- -------- ------ -------- --------
                                                         (In millions)
Assets
Premiums, reinsurance and other
  receivables......................... $   26 $  1,803 $  1,829 $   26 $  2,459 $  2,485
Deferred policy acquisition costs and
  value of business acquired..........    311     (20)      291    207     (59)      148
                                       ------ -------- -------- ------ -------- --------
 Total assets......................... $  337 $  1,783 $  2,120 $  233 $  2,400 $  2,633
                                       ====== ======== ======== ====== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See " Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter and MICC, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
Reinsurance ceded...................................... $    --  $   (1) $    --
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $  (41)  $  (39) $  (35)
Fees on ceded reinsurance and other
Reinsurance ceded...................................... $    65  $    68 $    78
Policyholder benefits and claims
Reinsurance ceded...................................... $  (13)  $  (44) $  (31)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       December 31,
                                                                     -----------------
                                                                       2013     2012
                                                                     -------- --------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables......................... $  1,798 $  2,451
Deferred policy acquisition costs and value of business acquired....     (20)     (59)
                                                                     -------- --------
  Total assets...................................................... $  1,778 $  2,392
                                                                     ======== ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $376 million and $959 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($639) million, $190 million and $380 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.3 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.3 billion and $1.4 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2013                          December 31, 2012
                                    ------------------------------------------ ------------------------------------------
                                                 Gross Unrealized                           Gross Unrealized
                                     Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                    Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                      Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                    --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.....................  $   825  $ 55    $  8     $ --   $   872   $   913  $  87   $  1     $ --   $   999
U.S. Treasury and agency...........      469     2      14       --       457       391      6     --       --       397
RMBS...............................      312    12       7        5       312       286     21      4        6       297
CMBS...............................      293     8       4       --       297       302     17     --       --       319
Foreign corporate..................      223     9       3       --       229       209     14      1       --       222
ABS................................       51     2      --       --        53        51      4      1       --        54
State and political subdivision....       17     2      --       --        19        17      3     --       --        20
Foreign government.................       10     1      --       --        11         9      3     --       --        12
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total fixed maturity securities...  $ 2,200  $ 91    $ 36     $  5   $ 2,250   $ 2,178  $ 155   $  7     $  6   $ 2,320
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======
Equity securities
Common stock.......................  $    26  $ --    $ --     $ --   $    26   $    28  $  --   $ --     $ --   $    28
Non-redeemable preferred stock.....       20    --       1       --        19        20     --      3       --        17
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total equity securities...........  $    46  $ --    $  1     $ --   $    45   $    48  $  --   $  3     $ --   $    45
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                            December 31,
                                              -----------------------------------------
                                                      2013                 2012
                                              -------------------- --------------------
                                              Amortized Estimated  Amortized Estimated
                                                Cost    Fair Value   Cost    Fair Value
                                              --------- ---------- --------- ----------
                                                            (In millions)
Due in one year or less...................... $    240   $    242  $    306   $    308
Due after one year through five years........      487        512       446        476
Due after five years through ten years.......      566        595       588        657
Due after ten years..........................      251        239       199        209
                                              --------   --------  --------   --------
  Subtotal...................................    1,544      1,588     1,539      1,650
Structured securities (RMBS, CMBS and ABS)...      656        662       639        670
                                              --------   --------  --------   --------
  Total fixed maturity securities............ $  2,200   $  2,250  $  2,178   $  2,320
                                              ========   ========  ========   ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   84     $   7      $  13     $   1      $  20      $  1      $   9     $  --
U.S. Treasury and agency.........     169        14         --        --         60        --         --        --
RMBS.............................      84         4         34         8         --        --         49        10
CMBS.............................      73         4         --        --          4        --         15        --
Foreign corporate................      27         2          7         1          2        --          7         1
ABS..............................       7        --          5        --         --        --          5         1
Foreign government...............       1        --          1        --          1        --         --        --
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total fixed maturity securities..  $  445     $  31      $  60     $  10      $  87      $  1      $  85     $  12
                                   ======     =====      =====     =====      =====      ====      =====     =====
Equity securities
Non-redeemable preferred
 stock...........................  $   --     $  --      $  18     $   1      $  --      $ --      $  17     $   3
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total number of securities in an
 unrealized loss position........      87                   18                   18                   22
                                   ======                =====                =====                =====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $28 million during the year ended December 31, 2013 from $13 million to $41 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $5 million of the total $41 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $2 million during the year ended December 31, 2013 from $3 million to $1 million. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                 ---------------------------------------------
                                           2013                   2012
                                 -----------------------  --------------------
                                   Carrying                 Carrying     % of
                                     Value     % of Total     Value      Total
                                 ------------- ---------- ------------- ------
                                 (In millions)            (In millions)
Mortgage loans:
  Commercial....................    $  246        86.0 %     $  238      83.8 %
  Agricultural..................        41         14.3          48       16.9
                                    ------       ------      ------     ------
   Subtotal (1).................       287        100.3         286      100.7
  Valuation allowances..........       (1)        (0.3)         (2)      (0.7)
                                    ------       ------      ------     ------
   Total mortgage loans, net....    $  286       100.0 %     $  284     100.0 %
                                    ======       ======      ======     ======

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. In 2012, the Company purchased $48 million of mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2013 and 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                         Commercial Agricultural Total
                                         ---------- ------------ ------
                                                 (In millions)
        Balance at January 1, 2011......   $    1     $    --    $    1
        Provision (release).............        1          --         1
                                           ------     -------    ------
        Balance at December 31, 2011....        2          --         2
        Provision (release).............       --          --        --
                                           ------     -------    ------
        Balance at December 31, 2012....        2          --         2
        Provision (release).............      (1)          --       (1)
                                           ------     -------    ------
        Balance at December 31, 2013....   $    1     $    --    $    1
                                           ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated    % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total   Total   Fair Value    Total
                       ------- ------------- ------- ------ ------  ------------- ------
                                  (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  193      $   9      $  15  $  217  88.2 %    $  228      88.4 %
65% to 75%............     19         --         10      29   11.8         30       11.6
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  212      $   9      $  25  $  246 100.0 %    $  258     100.0 %
                       ======      =====      =====  ====== ======     ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  194      $  10      $   9  $  213  89.5 %    $  231      90.2 %
65% to 75%............     15         --         10      25   10.5         25        9.8
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  209      $  10      $  19  $  238 100.0 %    $  256     100.0 %
                       ======      =====      =====  ====== ======     ======     ======

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see " -- Related Party Investment Transactions") and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $23 million at December 31, 2013 and 2012, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                                   2013     2012    2011
                                                                                    -----   ------   -----
                                                                                     (In millions)
Fixed maturity securities......................................................... $  55   $  148   $  88
Fixed maturity securities with noncredit OTTI losses in AOCI......................   (5)      (6)    (10)
                                                                                    -----   ------   -----
 Total fixed maturity securities..................................................    50      142      78
Equity securities.................................................................   (1)      (3)     (5)
Derivatives.......................................................................   (1)        1       2
Short-term investments............................................................   (1)      (1)     (1)
                                                                                    -----   ------   -----
 Subtotal.........................................................................    47      139      74
                                                                                    -----   ------   -----
Amounts allocated from:
 Insurance liability loss recognition.............................................    --       --     (7)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI.................     1        1       1
 DAC and VOBA.....................................................................  (14)     (24)    (15)
                                                                                    -----   ------   -----
   Subtotal.......................................................................  (13)     (23)    (21)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in AOCI.........................................................................     2        2       4
Deferred income tax benefit (expense).............................................  (13)     (42)    (22)
                                                                                    -----   ------   -----
Net unrealized investment gains (losses).......................................... $  23   $   76   $  35
                                                                                    =====   ======   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2013         2012
                                                         ----------  ----------
                                                            (In millions)
   Balance at January 1,............................... $      (6)   $     (10)
   Securities sold with previous noncredit OTTI loss...          1            3
   Subsequent changes in estimated fair value..........         --            1
                                                         ----------  ----------
   Balance at December 31,............................. $      (5)   $      (6)
                                                         ==========  ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                  2013     2012    2011
                                                                                 -------  -------  -----
                                                                                     (In millions)
Balance at January 1,........................................................... $    76  $    35  $  20
Fixed maturity securities on which noncredit OTTI losses have been recognized...       1        4    (2)
Unrealized investment gains (losses) during the year............................    (93)       61     39
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...................................      --        7    (7)
  DAC and VOBA..................................................................      10      (9)    (7)
  Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................      --      (2)      1
  Deferred income tax benefit (expense).........................................      29     (20)    (9)
                                                                                 -------  -------  -----
Balance at December 31,......................................................... $    23  $    76  $  35
                                                                                 =======  =======  =====
Change in net unrealized investment gains (losses).............................. $  (53)  $    41  $  15
                                                                                 =======  =======  =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
       Amortized cost....................................... $  249 $  185
       Estimated fair value................................. $  241 $  191
     Cash collateral on deposit from counterparties (2)..... $  249 $  196
     Reinvestment portfolio -- estimated fair value......... $  247 $  196

-------------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

    Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                               ---------------
                                                                2013    2012
                                                               ------- -------
                                                                (In millions)
  Invested assets on deposit (regulatory deposits)............ $     7 $     4
  Invested assets pledged as collateral (1)...................     505     620
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   512 $   624
                                                               ======= =======

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                      December 31,
                                                        -----------------------------------------
                                                                2013                 2012
                                                        -------------------- --------------------
                                                                   Maximum              Maximum
                                                        Carrying  Exposure   Carrying  Exposure
                                                         Amount  to Loss (1)  Amount  to Loss (1)
                                                        -------- ----------- -------- -----------
                                                                      (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS, and ABS) (2)......  $  662    $  662     $  670    $  670
  U.S. and foreign corporate...........................      21        21         23        23
Other limited partnership interests....................      19        20         14        15
Equity securities AFS:
  Non-redeemable preferred stock.......................      18        18         17        17
                                                         ------    ------     ------    ------
  Total................................................  $  720    $  721     $  724    $  725
                                                         ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2013     2012    2011
                                                          ------  ------  ------
                                                            (In millions)
   Investment income:
     Fixed maturity securities.......................... $   94   $   98  $  104
     Equity securities..................................      1        1       2
     Mortgage loans.....................................     16       15      10
     Policy loans.......................................      2        2       2
     Other limited partnership interests................      4        1      --
     Cash, cash equivalents and short-term investments..      1       --      --
                                                          ------  ------  ------
      Subtotal..........................................    118      117     118
     Less: Investment expenses..........................      4        4       4
                                                          ------  ------  ------
          Net investment income......................... $  114   $  113  $  114
                                                          ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                             ------------------------
                                                                             2013     2012     2011
                                                                              -----   ------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by industry:
   U.S. and foreign corporate securities -- by industry:
     Finance................................................................ $  --   $  (1)   $   --
     Utility................................................................    --      (1)       --
                                                                              -----   ------  ------
       Total U.S. and foreign corporate securities..........................    --      (2)       --
                                                                              -----   ------  ------
  OTTI losses on fixed maturity securities recognized in earnings...........    --      (2)       --
  Fixed maturity securities -- net gains (losses) on sales and disposals....     1      (2)      (5)
                                                                              -----   ------  ------
   Total gains (losses) on fixed maturity securities........................     1      (4)      (5)
                                                                              -----   ------  ------
       Total net investment gains (losses).................................. $   1   $  (4)   $  (5)
                                                                              =====   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                     ----------------------------------------------------------------
                                      2013     2012     2011   2013  2012  2011   2013   2012   2011
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
                                     Fixed Maturity Securities Equity Securities        Total
                                     ------------------------- ----------------- --------------------
                                                            (In millions)
Proceeds............................ $  417   $  576   $  318  $  -- $   1 $   5 $  417 $  577 $  323
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======
Gross investment gains.............. $    3   $    2   $    3  $  -- $  -- $  -- $    3 $    2 $    3
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Gross investment losses.............    (2)      (4)      (8)     --    --    --    (2)    (4)    (8)
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Total OTTI losses:
  Credit-related....................     --      (1)       --     --    --    --     --    (1)     --
  Other (1).........................     --      (1)       --     --    --    --     --    (1)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
   Total OTTI losses................     --      (2)       --     --    --    --     --    (2)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
    Net investment gains (losses)... $    1   $  (4)   $  (5)  $  -- $  -- $  -- $    1 $  (4) $  (5)
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                 Years Ended December 31,
                                                                 ------------------------
                                                                    2013         2012
                                                                  ----------  ----------
                                                                     (In millions)
Balance at January 1,........................................... $        2   $        3
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........         --          (1)
                                                                  ----------  ----------
Balance at December 31,......................................... $        2   $        2
                                                                  ==========  ==========

 Related Party Investment Transactions

   The Company has an affiliated loan outstanding, which is included in other invested assets, totaling $45 million at both years ended December 31, 2013 and 2012. At December 31, 2011, the loan was outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021, and bears interest, payable semi-annually, at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2013, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

 another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                      -----------------------------------------------------------
                                                                                 2013                          2012
                                                                      ----------------------------- -----------------------------
                                                                               Estimated Fair Value          Estimated Fair Value
                                                                               --------------------          --------------------
                                                                      Notional                      Notional
                                    Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                    --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps............... Interest rate.................... $     10 $  --      $  --     $     12 $  --      $  --
Cash flow hedges:
 Foreign currency swaps............ Foreign currency exchange rate...       30     2          3           27     2          1
                                                                      -------- -----      -----     -------- -----      -----
    Total qualifying hedges......................................           40     2          3           39     2          1
                                                                      -------- -----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps................ Interest rate....................      741    12         22          741     9          6
Interest rate floors............... Interest rate....................    2,040     9          4        2,040    36         17
Foreign currency swaps............. Foreign currency exchange rate...       37    --          5           23    --          1
Credit default swaps--purchased.... Credit...........................        8    --         --            9    --         --
Credit default swaps--written...... Credit...........................       20    --         --           22    --         --
                                                                      -------- -----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives.............       2,846    21         31        2,835    45         24
                                                                      -------- -----      -----     -------- -----      -----
    Total........................................................     $  2,886 $  23      $  34     $  2,874 $  47      $  25
                                                                      ======== =====      =====     ======== =====      =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Derivatives and hedging gains (losses).. $   (27)   $   26 $   36
        Embedded derivatives....................    (415)      303    290
                                                 --------   ------ ------
          Total net derivative gains (losses)... $  (442)   $  329 $  326
                                                 ========   ====== ======

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011, was not significant.

  The Company recognized $26 million, $25 million and $14 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                              Net
                                                           Derivative
                                                         Gains (Losses)
                                                         --------------
                                                         (In millions)
        Year Ended December 31, 2013:
          Interest rate derivatives.....................    $  (50)
          Foreign currency exchange rate derivatives....        (4)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $  (54)
                                                            =======
        Year Ended December 31, 2012:
          Interest rate derivatives.....................    $     2
          Foreign currency exchange rate derivatives....        (1)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $     1
                                                            =======
        Year Ended December 31, 2011:
          Interest rate derivatives.....................    $    22
          Foreign currency exchange rate derivatives....         --
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................          1
                                                            -------
           Total........................................    $    23
                                                            =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges for each of the years ended December 31, 2013, 2012 and 2011 were not significant. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for each of the years ended December 31, 2013, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2013 the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For both the years ended 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($1) million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was ($2) million, ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For both the years ended December 31, 2013 and 2012, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2011, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For both the years ended December 31, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million and $22 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2013 and 2012, the amounts the Company would have received to terminate all of these contracts was not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $     --      $     --          --       $     --      $      2         1.0
Baa
Credit default swaps
  referencing indices........        --            20         5.0             --            20         4.5
                               --------      --------                   --------      --------
 Total.......................  $     --      $     20         5.0       $     --      $     22         4.2
                               ========      ========                   ========      ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                           December 31, 2013  December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar           ------------------ ------------------
Arrangement                                                                Assets Liabilities Assets Liabilities
----------------------------------------------------------------           ------ ----------- ------ -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
  OTC-bilateral (1)....................................................... $  25     $  32    $   53    $  27
  OTC-cleared (1).........................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
   Total gross estimated fair value of derivatives (1)....................    25        32        53       27
Amounts offset in the balance sheets......................................    --        --        --       --
                                                                           -----     -----    ------    -----
Estimated fair value of derivatives presented in the balance sheets (1)...    25        32        53       27
Gross amounts not offset in the balance sheets:
Gross estimated fair value of derivatives: (2)
  OTC-bilateral...........................................................   (5)       (5)      (10)     (10)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Cash collateral: (3)
  OTC-bilateral...........................................................  (17)        --      (42)       --
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Securities collateral: (4)
  OTC-bilateral...........................................................   (2)      (26)       (1)     (16)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
Net amount after application of master netting agreements and collateral.. $   1     $   1    $   --    $   1
                                                                           =====     =====    ======    =====

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $2 million and $6 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($2) million and $2 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2013 and 2012, the Company had not received or paid any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company had provided no excess securities collateral for its OTC-bilateral derivatives, and had provided $1 million and $0, respectively, for its OTC- cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                    Estimated Fair Value of    Fair Value of Incremental Collateral
                                     Collateral Provided:                 Provided Upon:
                                    ----------------------- -------------------------------------------
                                                                                   Downgrade in the
                                                                                 Company's Financial
                                                                                   Strength Rating
                                                                               to a Level that Triggers
                       Estimated                                One Notch           Full Overnight
                     Fair Value of                             Downgrade in      Collateralization or
                     Derivatives in                           the Company's          Termination
                     Net Liability      Fixed Maturity      Financial Strength    of the Derivative
                      Position (1)        Securities              Rating               Position
                     -------------- ----------------------- ------------------ ------------------------
                                                       (In millions)
December 31, 2013...    $    27             $    26              $    --                $    1
December 31, 2012...    $    17             $    16              $    --                $    2

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                   December 31,
                                                                  ---------------
                                        Balance Sheet Location      2013    2012
                                       -------------------------- -------- ------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    376 $  959
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (131) $   56

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2).. $  (415)   $  303 $  290

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($6) million, ($26) million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition,

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

   the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $42 million, $28 million and ($62) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                           December 31, 2013
                                                               -----------------------------------------
                                                                 Fair Value Hierarchy
                                                               -------------------------


                                                                                         Total Estimated
                                                               Level 1  Level 2  Level 3   Fair Value
                                                               ------- --------- ------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $   --  $     859 $   13     $     872
 U.S. Treasury and agency.....................................    408         49     --           457
 RMBS.........................................................     --        285     27           312
 CMBS.........................................................     --        297     --           297
 Foreign corporate............................................     --        185     44           229
 ABS..........................................................     --         46      7            53
 State and political subdivision..............................     --         19     --            19
 Foreign government...........................................     --         11     --            11
                                                               ------  --------- ------     ---------
   Total fixed maturity securities............................    408      1,751     91         2,250
                                                               ------  --------- ------     ---------
Equity securities:
 Common stock.................................................     --         26     --            26
 Non-redeemable preferred stock...............................     --         --     19            19
                                                               ------  --------- ------     ---------
   Total equity securities....................................     --         26     19            45
                                                               ------  --------- ------     ---------
Short-term investments........................................     14         61     --            75
 Derivative assets: (1)
   Interest rate..............................................     --         21     --            21
   Foreign currency exchange rate.............................     --          2     --             2
                                                               ------  --------- ------     ---------
    Total derivative assets...................................     --         23     --            23
                                                               ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2)......     --         --    376           376
Separate account assets (3)...................................     --     12,033     --        12,033
                                                               ------  --------- ------     ---------
    Total assets.............................................. $  422  $  13,894 $  486     $  14,802
                                                               ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $   --  $      26 $   --     $      26
 Foreign currency exchange rate...............................     --          8     --             8
                                                               ------  --------- ------     ---------
   Total derivative liabilities...............................     --         34     --            34
                                                               ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2)..     --         --  (131)         (131)
                                                               ------  --------- ------     ---------
   Total liabilities.......................................... $   --  $      34 $(131)     $    (97)
                                                               ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                              December 31, 2012
                                                               -----------------------------------------------
                                                                    Fair Value Hierarchy
                                                               -------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                               -------- ----------- ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $     -- $       944 $       55   $       999
 U.S. Treasury and agency.....................................      382          15         --           397
 RMBS.........................................................       --         283         14           297
 CMBS.........................................................       --         305         14           319
 Foreign corporate............................................       --         180         42           222
 ABS..........................................................       --          54         --            54
 State and political subdivision..............................       --          20         --            20
 Foreign government...........................................       --          12         --            12
                                                               -------- ----------- ----------   -----------
   Total fixed maturity securities............................      382       1,813        125         2,320
                                                               -------- ----------- ----------   -----------
Equity securities:
 Common stock.................................................       --          28         --            28
 Non-redeemable preferred stock...............................       --          --         17            17
                                                               -------- ----------- ----------   -----------
   Total equity securities....................................       --          28         17            45
                                                               -------- ----------- ----------   -----------
Short-term investments........................................      116          23         --           139
 Derivative assets: (1)
   Interest rate..............................................       --          45         --            45
   Foreign currency exchange rate.............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative assets...................................       --          47         --            47
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within asset host contracts (2)......       --          --        959           959
Separate account assets (3)...................................       --      11,072         --        11,072
                                                               -------- ----------- ----------   -----------
    Total assets.............................................. $    498 $    12,983 $    1,101   $    14,582
                                                               ======== =========== ==========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $     -- $        23 $       --   $        23
 Foreign currency exchange rate...............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative liabilities..............................       --          25         --            25
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within liability host contracts (2)..       --          --         56            56
                                                               -------- ----------- ----------   -----------
    Total liabilities......................................... $     -- $        25 $       56   $        81
                                                               ======== =========== ==========   ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                             December 31, 2013
                       --------------------- --------------------------  --------------------------
                            Valuation              Significant                             Weighted
                            Techniques          Unobservable Inputs          Range        Average (1)
                       --------------------- --------------------------  -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)            (10)  -     30        6
                                             Illiquidity premium (4)        30  -     30       30
                                             Credit spreads (4)
                       Consensus pricing     Offered quotes (5)
                       -------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                               97  -    574      411
                       Market pricing        Quoted prices (5)             100  -    100      100
                       -------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)
                       -------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)              99  -     99       99
                       Consensus pricing     Offered quotes (5)             99  -     99       99
                       -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%
                                                 Ages 41 - 60             0.04% -   0.65%
                                                 Ages 61 - 115            0.26% -    100%
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%
                                                 Durations 11 -20            3% -    100%
                                                 Durations 21 -116           3% -    100%
                                             Utilization rates              20% -     50%
                                             Withdrawal rates             0.07% -     10%
                                             Long-term equity
                                               volatilities              17.40% -     25%
                                             Nonperformance risk
                                               spread                     0.03% -   0.44%
                       -------------------------------------------------------------------------------

                                                                             December 31, 2012           Impact of
                       --------------------- --------------------------  --------------------------   Increase in Input
                            Valuation              Significant                             Weighted     on Estimated
                            Techniques          Unobservable Inputs          Range        Average (1)  Fair Value (2)
                       --------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)              50  -    100       57        Decrease
                                             Illiquidity premium (4)        30  -     30       30        Decrease
                                             Credit spreads (4)             23  -    421      129        Decrease
                       Consensus pricing     Offered quotes (5)            100  -    102      101        Increase
                       -------------------------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                              161  -    657      541      Decrease (6)
                       Market pricing        Quoted prices (5)                                         Increase (6)
                       -------------------------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)             100  -    100      100      Increase (6)
                       -------------------------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)                                         Increase (6)
                       Consensus pricing     Offered quotes (5)                                        Increase (6)
                       -------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%              Decrease (7)
                                                 Ages 41 - 60             0.05% -   0.64%              Decrease (7)
                                                 Ages 61 - 115            0.32% -    100%              Decrease (7)
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                 Durations 11 -20            3% -    100%              Decrease (8)
                                                 Durations 21 -116           3% -    100%              Decrease (8)
                                             Utilization rates              20% -     50%              Increase (9)
                                             Withdrawal rates             0.07% -     10%                      (10)
                                             Long-term equity
                                               volatilities              17.40% -     25%              Increase (11)
                                             Nonperformance risk
                                               spread                     0.10% -   0.67%              Decrease (12)
                       -------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --         (415)
 OCI....................................      --      --    --       2      --    --         2          --            --
Purchases (3)...........................       4      13    --      10       7    --        --          --            --
Sales (3)...............................    (10)      --    --     (9)      --    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            19
Transfers into Level 3 (4)..............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............    (36)      --  (14)     (1)      --    --        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  13   $  27 $  --   $  44   $   7 $  --     $  19       $  --        $  507
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $(402)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --           303
 OCI....................................       2       3    --      --      --    --         2          --            --
Purchases (3)...........................      31      --    14      36      --    --        --          --            --
Sales (3)...............................     (2)      --    --      --     (6)    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            20
Transfers into Level 3 (4)..............      11      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............     (3)      --    --      --      --  (19)        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  309

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                       -----------------------------------------------------------------------------------
                                            Fixed Maturity Securities:       Equity Securities:
                                       ------------------------------------- -----------------
                                                                                        Non-
                                                                                     redeemable                   Net
                                         U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                       Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                       --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance at January 1,.................   $  22   $  11 $  --   $  25   $  19 $  10     $  15       $   9        $  269
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)..........
  Net investment income...............      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).......      --      --    --     (3)      --    --        --          --            --
  Net derivative gains (losses).......      --      --    --      --      --    --        --          --           290
 OCI..................................       1      --    --       2       1    --        --          --            --
Purchases (3).........................       2      --    --       6       5     9        --          --            --
Sales (3).............................     (2)      --    --    (17)     (9)    --        --         (9)            --
Issuances (3).........................      --      --    --      --      --    --        --          --            --
Settlements (3).......................      --      --    --      --      --    --        --          --            21
Transfers into Level 3 (4)............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)..........     (7)      --    --     (7)    (10)    --        --          --            --
                                         -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,...............   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
                                         =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  293

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       December 31, 2013
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                    -      -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     286  $     --     $    --    $     303     $    303
Policy loans.................... $      27  $     --     $     3    $      39     $     42
Other limited partnership
 interests...................... $       1  $     --     $    --    $       1     $      1
Other invested assets........... $      45  $     --     $    50    $      --     $     50
Premiums, reinsurance and other
 receivables.................... $   1,258  $     --     $    --    $   1,359     $  1,359
Other assets.................... $       5  $     --     $     5    $      --     $      5
Liabilities
PABs............................ $   2,293  $     --     $    --    $   2,501     $  2,501
Other liabilities............... $       1  $     --     $     1    $      --     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                                                       December 31, 2012
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                           -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     284  $     --     $    --    $     307     $     307
Policy loans.................... $      27  $     --     $     2    $      46     $      48
Other limited partnership
 interests...................... $       1  $     --     $    --    $       2     $       2
Other invested assets........... $      45  $     --     $    57    $      --     $      57
Premiums, reinsurance and other
 receivables.................... $   1,364  $     --     $    --    $   1,527     $   1,527
Other assets.................... $       6  $     --     $     6    $      --     $       6
Liabilities
PABs............................ $   2,431  $     --     $    --    $   2,788     $   2,788
Other liabilities............... $       3  $     --     $     3    $      --     $       3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity


Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratio for the Company was in excess of 1,400% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of the Company, a Missouri domiciled insurer, was $111 million, $132 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $666 million and $704 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)

whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, MLIIC paid a dividend to MetLife of $129 million and $18 million, respectively. During the year ended December 31, 2011, MLIIC did not pay a dividend to MetLife. Based on amounts at December 31, 2013, MLIIC could pay a stockholder dividend in 2014 of $99 million without prior regulatory approval of the Missouri Director.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance at December 31, 2010.......................       $    19          $     1     $    20
OCI before reclassifications.......................            19               --          19
Income tax expense (benefit).......................           (7)               --         (7)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            31                1          32
Amounts reclassified from AOCI.....................             4               --           4
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             3               --           3
                                                          -------          -------     -------
Balance at December 31, 2011.......................            34                1          35
OCI before reclassifications.......................            61              (1)          60
Income tax expense (benefit).......................          (21)               --        (21)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            74               --          74
Amounts reclassified from AOCI.....................             3               --           3
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             2               --           2
                                                          -------          -------     -------
Balance at December 31, 2012.......................            76               --          76
OCI before reclassifications.......................          (78)              (2)        (80)
Income tax expense (benefit).......................            27                1          28
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            25              (1)          24
Amounts reclassified from AOCI.....................           (2)               --         (2)
Income tax expense (benefit).......................             1               --           1
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.           (1)               --         (1)
                                                          -------          -------     -------
Balance at December 31, 2013.......................       $    24          $   (1)     $    23
                                                          =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------ ------------------------------------
                                                        Years Ended December 31,
                                                       ------------------------------
                                                         2013       2012      2011
                                                        --------  --------  --------
                                                             (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $      1   $    (5)  $    (5)  Other net investment gains (losses)
  Net unrealized investment gains (losses)............        1          2         1  Net investment income
                                                        --------  --------  --------
   Net unrealized investment gains (losses), before
    income tax........................................        2        (3)       (4)
   Income tax (expense) benefit.......................      (1)          1         1
                                                        --------  --------  --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $      1   $    (2)  $    (3)
                                                        ========  ========  ========
Total reclassifications, net of income tax............ $      1   $    (2)  $    (3)
                                                        ========  ========  ========

9. Other Expenses

  Information on other expenses was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2013     2012    2011
                                                -----    -----   -----
                                                  (In millions)
              Compensation..................... $   5    $   9   $  10
              Commissions......................    50       57      68
              Volume-related costs.............    --        3       7
              Capitalization of DAC............   (6)     (19)    (34)
              Amortization of DAC and VOBA.....  (89)      148     172
              Premium taxes, licenses and fees.     3        1       6
              Other............................    26       30      30
                                                 -----    -----   -----
                Total other expenses........... $(11)    $ 229   $ 259
                                                 =====    =====   =====

Capitalization and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax


   The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2013     2012    2011
                                                       -------  -----   -----
                                                         (In millions)
       Current:
        Federal...................................... $    38   $   8   $  24
       Deferred:
        Federal......................................   (105)      86      66
                                                       -------   -----  -----
          Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                       =======   =====  =====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                      2013     2012    2011
                                                     -------  -----   -----
                                                       (In millions)
        Tax provision at U.S. statutory rate....... $  (55)   $ 103   $ 107
        Tax effect of:
         Dividend received deduction...............    (12)    (11)    (13)
         Prior year tax............................     (2)       3     (2)
         Tax credits...............................     (1)     (1)     (2)
         Other, net................................       3      --      --
                                                     -------   -----  -----
        Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                     =======   =====  =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        -----------------
                                                          2013     2012
                                                        -------- --------
                                                          (In millions)
      Deferred income tax assets:
       Investments, including derivatives.............. $      9 $     --
       Tax credit carryforwards........................        5       --
       Other, net......................................        2
                                                        -------- --------
         Total deferred income tax assets..............       16       --
      Deferred income tax liabilities:
       Policyholder liabilities and receivables........      110      234
       DAC and VOBA....................................       86       33
       Net unrealized investment gains.................       11       40
       Investments, including derivatives..............       --       18
       Other...........................................        1        1
                                                        -------- --------
         Total deferred income tax liabilities.........      208      326
                                                        -------- --------
           Net deferred income tax asset (liability)... $  (192) $  (326)
                                                        ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Tax credit carryforwards of $5 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $18 million and $8 million at December 31, 2013 and 2012, respectively. The amounts due to affiliates include $8 million at December 31, 2011.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                  Year Ended
                                                                               December 31, 2013
                                                                               -----------------
                                                                                 (In millions)
Balance at January 1,.........................................................     $     --
Additions for tax positions of prior years....................................            3
                                                                                   --------
Balance at December 31,.......................................................     $      3
                                                                                   ========
Unrecognized tax benefits that, if recognized would impact the effective rate.     $      3
                                                                                   ========

   There were no unrecognized tax benefits at December 31, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest recognized in the statements of operations..........     $      1

                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest included in other liabilities in the balance sheets.     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $14 million and $8 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $2 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                              December 31,
                                                             ---------------
                                                              2013    2012
                                                             ------- -------
                                                              (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments. $     1 $     1
     Receivable for reimbursement of paid assessments (1)...       5       6
                                                             ------- -------
                                                             $     6 $     7
                                                             ======= =======
    Other Liabilities:
     Insolvency assessments................................. $     6 $     8
                                                             ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $7 million and $9 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million and $1 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $14 million and $13 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

12. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $78 million, $53 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $38 million, $34 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $25 million, $24 million and $26 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $2 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through March 31, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

General American Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated financial statements of General American Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and its subsidiary as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2014

            General American Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                            2013       2012
                                                                                         ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $6,984 and $6,836, respectively)..................................................... $    7,610 $    8,017
 Equity securities available-for-sale, at estimated fair value (cost: $69 and $63,
   respectively)........................................................................         74         64
 Mortgage loans (net of valuation allowances of $4 and $7, respectively)................        876        845
 Policy loans...........................................................................      1,757      1,774
 Real estate and real estate joint ventures.............................................         70         63
 Other limited partnership interests....................................................        233        210
 Short-term investments, at estimated fair value........................................        276        191
 Other invested assets, principally at estimated fair value.............................        117        141
                                                                                         ---------- ----------
   Total investments....................................................................     11,013     11,305
Cash and cash equivalents, at estimated fair value......................................         51         88
Accrued investment income...............................................................         99         98
Premiums, reinsurance and other receivables.............................................      2,802      2,716
Deferred policy acquisition costs and value of business acquired........................        311        257
Current income tax recoverable..........................................................         --          9
Other assets............................................................................        134        128
Separate account assets.................................................................        914        986
                                                                                         ---------- ----------
   Total assets......................................................................... $   15,324 $   15,587
                                                                                         ========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    5,401 $    5,231
Policyholder account balances...........................................................      5,597      5,584
Other policy-related balances...........................................................        240        287
Policyholder dividends payable..........................................................         83         89
Payables for collateral under securities loaned and other transactions..................        692        603
Long-term debt..........................................................................        103        102
Current income tax payable..............................................................         17         --
Deferred income tax liability...........................................................        124        329
Other liabilities.......................................................................        724        736
Separate account liabilities............................................................        914        986
                                                                                         ---------- ----------
   Total liabilities....................................................................     13,895     13,947
                                                                                         ---------- ----------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares
  issued and outstanding................................................................          3          3
Additional paid-in capital..............................................................        853        865
Retained earnings.......................................................................        220         35
Accumulated other comprehensive income (loss)...........................................        353        737
                                                                                         ---------- ----------
   Total stockholder's equity...........................................................      1,429      1,640
                                                                                         ---------- ----------
   Total liabilities and stockholder's equity........................................... $   15,324 $   15,587
                                                                                         ========== ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                  2013      2012      2011
                                                                --------- --------- ---------
Revenues
Premiums....................................................... $     520 $     431 $     302
Universal life and investment-type product policy fees.........        97       118       115
Net investment income..........................................       532       503       491
Other revenues.................................................        12         5        15
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (5)       (5)       (2)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............       (2)       (1)       (1)
 Other net investment gains (losses)...........................        22        11        44
                                                                --------- --------- ---------
   Total net investment gains (losses).........................        15         5        41
 Net derivative gains (losses).................................       127      (32)        40
                                                                --------- --------- ---------
     Total revenues............................................     1,303     1,030     1,004
                                                                --------- --------- ---------
Expenses
Policyholder benefits and claims...............................       638       581       499
Interest credited to policyholder account balances.............       138       145       134
Policyholder dividends.........................................       131       144       151
Other expenses.................................................       118       141       127
                                                                --------- --------- ---------
     Total expenses............................................     1,025     1,011       911
                                                                --------- --------- ---------
Income (loss) before provision for income tax..................       278        19        93
Provision for income tax expense (benefit).....................        93         5        42
                                                                --------- --------- ---------
Net income (loss).............................................. $     185 $      14 $      51
                                                                ========= ========= =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013     2012     2011
                                                                      --------- ------- ---------
Net income (loss).................................................... $     185 $    14 $      51
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (590)     174       337
 Unrealized gains (losses) on derivatives............................       (3)     (1)        --
 Foreign currency translation adjustments............................         2     (1)        --
 Defined benefit plans adjustment....................................        --     (2)       (4)
                                                                      --------- ------- ---------
Other comprehensive income (loss), before income tax.................     (591)     170       333
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................       207    (59)     (118)
                                                                      --------- ------- ---------
Other comprehensive income (loss), net of income tax.................     (384)     111       215
                                                                      --------- ------- ---------
Comprehensive income (loss).......................................... $   (199) $   125 $     266
                                                                      ========= ======= =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
              For the Year Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      Accumulated Other Comprehensive Income (Loss)
                                                    -------------------------------------------------
                                                         Net                     Foreign    Defined
                                Additional            Unrealized   Other-Than-  Currency    Benefit       Total
                         Common  Paid-in   Retained   Investment    Temporary  Translation   Plans    Stockholder's
                         Stock   Capital   Earnings Gains (Losses) Impairments Adjustments Adjustment    Equity
                         ------ ---------- -------- -------------- ----------- ----------- ---------- -------------
Balance at December 31,
  2010.................. $   3  $   1,029  $  (11)     $   433       $  (10)    $   (10)    $   (2)     $   1,432
Dividends on common
  stock.................            (164)     (19)                                                          (183)
Net income (loss).......                        51                                                             51
Other comprehensive
  income (loss), net of
  income tax............                                   219           (1)                    (3)           215
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2011..................     3        865       21         652          (11)        (10)        (5)         1,515
Net income (loss).......                        14                                                             14
Other comprehensive
  income (loss), net of
  income tax............                                   108             6         (1)        (2)           111
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2012..................     3        865       35         760           (5)        (11)        (7)         1,640
Return of Capital.......             (12)                                                                    (12)
Net income (loss).......                       185                                                            185
Other comprehensive
  income (loss), net of
  income tax............                                 (389)             3           2         --         (384)
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2013.................. $   3  $     853  $   220     $   371       $   (2)    $    (9)    $   (7)     $   1,429
                         =====  =========  =======     =======       =======    ========    =======     =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                                       2013       2012
                                                                                                    ---------- ----------
Cash flows from operating activities
Net income (loss).................................................................................. $      185 $       14
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................          6          6
  Amortization of premiums and accretion of discounts associated with investments, net.............       (43)       (39)
  (Gains) losses on investments and derivatives and from sales of businesses, net..................      (130)         40
  (Income) loss from equity method investments, net of dividends or distributions..................        (8)        (9)
  Interest credited to policyholder account balances...............................................        138        145
  Interest (income) expense on equity linked notes.................................................       (14)        (6)
  Universal life and investment-type product policy fees...........................................       (97)      (118)
  Change in premiums, reinsurance and other receivables............................................       (82)      (167)
  Change in deferred policy acquisition costs and value of business acquired, net..................       (97)       (77)
  Change in income tax.............................................................................         28       (12)
  Change in other assets...........................................................................          6          6
  Change in insurance-related liabilities and policy-related balances..............................        134        161
  Change in other liabilities......................................................................          4          7
  Other, net.......................................................................................        (1)          5
                                                                                                    ---------- ----------
Net cash provided by (used in) operating activities................................................         29       (44)
                                                                                                    ---------- ----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................      2,267      1,914
   Equity securities...............................................................................          7          8
   Mortgage loans..................................................................................        132         24
   Real estate and real estate joint ventures......................................................          6         --
   Other limited partnership interests.............................................................         19         25
  Purchases of:
   Fixed maturity securities.......................................................................    (2,294)    (1,959)
   Equity securities...............................................................................       (12)       (36)
   Mortgage loans..................................................................................      (161)      (265)
   Real estate and real estate joint ventures......................................................       (14)       (12)
   Other limited partnership interests.............................................................       (34)       (37)
  Cash received in connection with freestanding derivatives........................................         71         46
  Cash paid in connection with freestanding derivatives............................................        (6)       (85)
  Issuances of loans to affiliates.................................................................         --         --
  Net change in policy loans.......................................................................         17         23
  Net change in short-term investments.............................................................       (85)         63
  Net change in other invested assets..............................................................        (7)          5
                                                                                                    ---------- ----------
Net cash provided by (used in) investing activities................................................       (94)      (286)
                                                                                                    ---------- ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................      1,417      1,820
   Withdrawals.....................................................................................    (1,466)    (1,262)
  Net change in payables for collateral under securities loaned and other transactions.............         89      (212)
  Return of capital................................................................................       (12)         --
  Dividends on common stock........................................................................         --         --
                                                                                                    ---------- ----------
Net cash provided by (used in) financing activities................................................         28        346
                                                                                                    ---------- ----------
Change in cash and cash equivalents................................................................       (37)         16
Cash and cash equivalents, beginning of year.......................................................         88         72
                                                                                                    ---------- ----------
Cash and cash equivalents, end of year............................................................. $       51 $       88
                                                                                                    ========== ==========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $        8 $        8
                                                                                                    ========== ==========
   Income tax...................................................................................... $       59 $       18
                                                                                                    ========== ==========

                                                                                                       2011
                                                                                                    ----------
Cash flows from operating activities
Net income (loss).................................................................................. $       51
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................          7
  Amortization of premiums and accretion of discounts associated with investments, net.............       (46)
  (Gains) losses on investments and derivatives and from sales of businesses, net..................       (68)
  (Income) loss from equity method investments, net of dividends or distributions..................        (7)
  Interest credited to policyholder account balances...............................................        134
  Interest (income) expense on equity linked notes.................................................          9
  Universal life and investment-type product policy fees...........................................      (115)
  Change in premiums, reinsurance and other receivables............................................      (104)
  Change in deferred policy acquisition costs and value of business acquired, net..................       (38)
  Change in income tax.............................................................................         89
  Change in other assets...........................................................................         13
  Change in insurance-related liabilities and policy-related balances..............................        (9)
  Change in other liabilities......................................................................         47
  Other, net.......................................................................................         26
                                                                                                    ----------
Net cash provided by (used in) operating activities................................................       (11)
                                                                                                    ----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................      1,375
   Equity securities...............................................................................        201
   Mortgage loans..................................................................................         48
   Real estate and real estate joint ventures......................................................         --
   Other limited partnership interests.............................................................         19
  Purchases of:
   Fixed maturity securities.......................................................................    (2,095)
   Equity securities...............................................................................       (29)
   Mortgage loans..................................................................................       (93)
   Real estate and real estate joint ventures......................................................        (2)
   Other limited partnership interests.............................................................       (52)
  Cash received in connection with freestanding derivatives........................................         62
  Cash paid in connection with freestanding derivatives............................................       (63)
  Issuances of loans to affiliates.................................................................       (50)
  Net change in policy loans.......................................................................         10
  Net change in short-term investments.............................................................       (79)
  Net change in other invested assets..............................................................       (12)
                                                                                                    ----------
Net cash provided by (used in) investing activities................................................      (760)
                                                                                                    ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................        993
   Withdrawals.....................................................................................      (473)
  Net change in payables for collateral under securities loaned and other transactions.............        241
  Return of capital................................................................................         --
  Dividends on common stock........................................................................      (183)
                                                                                                    ----------
Net cash provided by (used in) financing activities................................................        578
                                                                                                    ----------
Change in cash and cash equivalents................................................................      (193)
Cash and cash equivalents, beginning of year.......................................................        265
                                                                                                    ----------
Cash and cash equivalents, end of year............................................................. $       72
                                                                                                    ==========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $        8
                                                                                                    ==========
   Income tax...................................................................................... $     (42)
                                                                                                    ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  General American Life Insurance Company ("General American") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"). General American is a Missouri corporation incorporated in 1933. MLIC is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of General American and its subsidiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Such reclassifications include ($9) million and ($7) million from other, net to (income) loss from equity method investments, net of dividends or distributions, all within cash flows from operating activities, in the statements of cash flows for the years ended December 31, 2012 and 2011, respectively.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

     ----------------------------------------------------------------------
     Accounting Policy                                                 Note
     ----------------------------------------------------------------------
     Insurance                                                          2
     ----------------------------------------------------------------------
     Deferred Policy Acquisition Costs and Value of Business Acquired   3
     ----------------------------------------------------------------------
     Reinsurance                                                        4
     ----------------------------------------------------------------------
     Investments                                                        5
     ----------------------------------------------------------------------
     Derivatives                                                        6
     ----------------------------------------------------------------------
     Fair Value                                                         7
     ----------------------------------------------------------------------
     Income Tax                                                         11
     ----------------------------------------------------------------------
     Litigation Contingencies                                           12
     ----------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5. Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Tax credit partnerships derive a significant source of investment return in the form of income tax credits and other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Embedded Derivatives

    The Company is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   During the 2011 goodwill impairment test performed by the Company, a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $35 million

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 goodwill impairment charge, representing its accumulated goodwill impairment loss, reflected in other expenses for the year ended December 31, 2011.

 Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   General American joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the company or subsidiary has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $66 million and $76 million at December 31, 2013 and 2012, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $63 million and $70 million at December 31, 2013 and 2012, respectively. Related depreciation and amortization expense was $3 million for each of the years ended December 31, 2013, 2012 and 2011.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $10 million for both of the years ended December 31, 2013 and 2012. Accumulated amortization of capitalized software was $7 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $1 million for each of the years ended December 31, 2013, 2012 and 2011.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements, administrative service fees, and changes in account value relating to the Company's corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative cost previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 6%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 7%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 9%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       is 5%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

            General American Life Insurance Company and Subsidiary

  Participating business represented 20% and 19% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 79%, 78% and 99% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 6%, less expenses, mortality charges and withdrawals.

Guarantees

  The Company issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            General American Life Insurance Company and Subsidiary

  Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                   Universal and
                                        Annuity    Variable Life
                                       Contracts     Contracts
                                     ------------- -------------
                                      Guaranteed
                                     Annuitization   Secondary
                                       Benefits     Guarantees    Total
                                     ------------- ------------- -------
                                                (In millions)
       Direct
       Balance at January 1, 2011...      $      7      $     93 $   100
       Incurred guaranteed benefits.            --           (9)     (9)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.             7            84      91
       Incurred guaranteed benefits.           (1)            13      12
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.             6            97     103
       Incurred guaranteed benefits.            --            11      11
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $      6      $    108 $   114
                                          ========      ======== =======
       Ceded
       Balance at January 1, 2011...      $     --      $     88 $    88
       Incurred guaranteed benefits.            --           (8)     (8)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.            --            80      80
       Incurred guaranteed benefits.            --            13      13
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.            --            93      93
       Incurred guaranteed benefits.            --            11      11
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $     --      $    104 $   104
                                          ========      ======== =======
       Net
       Balance at January 1, 2011...      $      7      $      5 $    12
       Incurred guaranteed benefits.            --           (1)     (1)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.             7             4      11
       Incurred guaranteed benefits.           (1)            --     (1)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.             6             4      10
       Incurred guaranteed benefits.            --            --      --
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $      6      $      4 $    10
                                          ========      ======== =======

            General American Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2013    2012
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $    20 $    16
                        Money Market....       2       2
                        Bond............       2       2
                        Balanced........       1       1
                                         ------- -------
                         Total.......... $    25 $    21
                                         ======= =======

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Two Tier Annuities

    Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                      December 31,
                                                 -----------------------
                                                    2013        2012
                                                 ----------- -----------
                                                    At Annuitization
                                                 -----------------------
                                                      (In millions)
        Annuity Contracts (1)
        Two Tier Annuities
        General account value................... $       269 $       274
        Net amount at risk...................... $        48 $        48
        Average attained age of contractholders.    64 years    64 years

            General American Life Insurance Company and Subsidiary

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     1,642 $     1,559
     Net amount at risk........................... $    13,732 $    14,321
     Average attained age of policyholders........    63 years    62 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  General American is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2013       2012
                                       ---------- ----------
                                           (In millions)
                   FHLB of Des Moines. $       50 $       55

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ------------------
                                              December 31,
                               ---------------------------------------
                                  2013      2012       2013       2012
                               ---------- --------- -------    -------
                                             (In millions)
       FHLB of Des Moines (1). $    1,000 $   1,000 $1,118 (2) $1,298 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

            General American Life Insurance Company and Subsidiary

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $829 million and $905 million at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $85 million and $81 million at December 31, 2013 and 2012, respectively. The average interest rate credited on these contracts was 2.03% and 2.51% at December 31, 2013 and 2012, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3.  Deferred Policy Acquisition Costs and Value of Business Acquired

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance and nonparticipating whole life insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross

            General American Life Insurance Company and Subsidiary margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

            General American Life Insurance Company and Subsidiary

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                   2013     2012    2011
                                                                   ------  ------  ------
                                                                     (In millions)
DAC
Balance at January 1,............................................ $  210   $  133  $   80
Capitalizations..................................................    142      124      57
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).    (2)       --      --
 Other expenses..................................................   (34)     (37)     (9)
                                                                   ------  ------  ------
   Total amortization............................................   (36)     (37)     (9)
                                                                   ------  ------  ------
Unrealized investment gains (losses).............................   (51)     (10)       5
                                                                   ------  ------  ------
Balance at December 31,..........................................    265      210     133
                                                                   ------  ------  ------
VOBA
Balance at January 1,............................................     47       62      80
Amortization related to:
 Other expenses..................................................    (9)     (10)    (10)
                                                                   ------  ------  ------
   Total amortization............................................    (9)     (10)    (10)
                                                                   ------  ------  ------
Unrealized investment gains (losses).............................      8      (5)     (8)
                                                                   ------  ------  ------
Balance at December 31,..........................................     46       47      62
                                                                   ------  ------  ------
Total DAC and VOBA
Balance at December 31,.......................................... $  311   $  257  $  195
                                                                   ======  ======  ======

            General American Life Insurance Company and Subsidiary

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          8
                  2015.......................... $          7
                  2016.......................... $          3
                  2017.......................... $          4
                  2018.......................... $          4

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most new individual life insurance policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $3 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

            General American Life Insurance Company and Subsidiary

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $431 million and $440 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $684 million of net unaffiliated ceded reinsurance recoverables. Of this total, $562 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $311 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $576 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $317 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                                -----------------------
                                                                 2013     2012    2011
                                                                -------  ------- -------
                                                                     (In millions)
Premiums
 Direct premiums............................................... $   260  $   294 $   320
 Reinsurance assumed...........................................     549      444     297
 Reinsurance ceded.............................................   (289)    (307)   (315)
                                                                -------  ------- -------
   Net premiums................................................ $   520  $   431 $   302
                                                                =======  ======= =======
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $   277  $   278 $   289
 Reinsurance assumed...........................................       1       --      --
 Reinsurance ceded.............................................   (181)    (160)   (174)
                                                                -------  ------- -------
   Net universal life and investment-type product policy fees.. $    97  $   118 $   115
                                                                =======  ======= =======
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $   548  $   613 $   606
 Reinsurance assumed...........................................     393      355     223
 Reinsurance ceded.............................................   (303)    (387)   (330)
                                                                -------  ------- -------
   Net policyholder benefits and claims........................ $   638  $   581 $   499
                                                                =======  ======= =======
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $   220  $   223 $   210
 Reinsurance assumed...........................................       1       --      --
 Reinsurance ceded.............................................    (83)     (78)    (76)
                                                                -------  ------- -------
   Net interest credited to policyholder account balances...... $   138  $   145 $   134
                                                                =======  ======= =======
Other expenses
 Direct other expenses......................................... $    98  $   109 $   158
 Reinsurance assumed...........................................      80      120      55
 Reinsurance ceded.............................................    (60)     (88)    (86)
                                                                -------  ------- -------
   Net other expenses.......................................... $   118  $   141 $   127
                                                                =======  ======= =======

            General American Life Insurance Company and Subsidiary

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                      December 31,
                                       ---------------------------------------------------------------------------
                                                        2013                                  2012
                                       -------------------------------------- ------------------------------------
                                                                      Total                                Total
                                                                     Balance                              Balance
                                         Direct   Assumed    Ceded    Sheet    Direct  Assumed    Ceded    Sheet
                                       ---------- -------- --------  -------- -------- -------- --------  --------
                                                                      (In millions)
Assets
Premiums, reinsurance and
 other receivables.................... $       25 $     99 $  2,678  $  2,802 $     27 $     74 $  2,615  $  2,716
Deferred policy acquisition costs and
 value of business acquired...........        214      249     (152)      311      243      139     (125)      257
                                       ---------- -------- --------  -------- -------- -------- --------  --------
  Total assets........................ $      239 $    348 $  2,526  $  3,113 $    270 $    213 $  2,490  $  2,973
                                       ========== ======== ========  ======== ======== ======== ========  ========
Liabilities
Future policy benefits................ $    4,846 $    555 $     --  $  5,401 $  4,915 $    316 $     --  $  5,231
Other policy-related balances.........        220       65      (45)      240      270       64      (47)      287
Other liabilities.....................        150       56      518       724      135       47      554       736
                                       ---------- -------- --------  -------- -------- -------- --------  --------
  Total liabilities................... $    5,216 $    676 $    473  $  6,365 $  5,320 $    427 $    507  $  6,254
                                       ========== ======== ========  ======== ======== ======== ========  ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $274 million and $256 million at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company, all of which are related parties.

            General American Life Insurance Company and Subsidiary

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                               ---------------------
                                                                2013      2012    2011
                                                               ------    ------  -----
                                                                   (In millions)
Premiums
 Reinsurance assumed.......................................... $  313    $  202  $  62
 Reinsurance ceded............................................    (11)      (11)    (7)
                                                               ------    ------  -----
   Net premiums............................................... $  302    $  191  $  55
                                                               ======    ======  =====
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $    1    $   --  $  --
 Reinsurance ceded............................................    (80)      (83)   (90)
                                                               ------    ------  -----
   Net universal life and investment-type product policy fees. $  (79)   $  (83) $ (90)
                                                               ======    ======  =====
Policyholder benefits and claims
 Reinsurance assumed.......................................... $  262    $  172  $  54
 Reinsurance ceded............................................    (11)      (19)   (14)
                                                               ------    ------  -----
   Net policyholder benefits and claims....................... $  251    $  153  $  40
                                                               ======    ======  =====
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $   --    $   --  $  --
 Reinsurance ceded............................................    (81)      (78)   (76)
                                                               ------    ------  -----
   Net interest credited to policyholder account balances..... $  (81)   $  (78) $ (76)
                                                               ======    ======  =====
Other expenses
 Reinsurance assumed.......................................... $   46    $   66  $  21
 Reinsurance ceded............................................    (28)      (33)   (48)
                                                               ------    ------  -----
   Net other expenses......................................... $   18    $   33  $ (27)
                                                               ======    ======  =====

  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                       December 31,
                                                         ----------------------------------------
                                                                 2013                 2012
                                                         -------------------  -------------------
                                                         Assumed     Ceded    Assumed     Ceded
                                                         -------- ----------  -------- ----------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables............. $     99 $    1,963  $     74 $    1,880
Deferred policy acquisition costs and value of business
  acquired..............................................      249       (122)      139       (121)
                                                         -------- ----------  -------- ----------
 Total assets........................................... $    348 $    1,841  $    213 $    1,759
                                                         ======== ==========  ======== ==========
Liabilities
Future policy benefits.................................. $    451 $       --  $    219 $       --
Other policy-related balances...........................        7        (45)        2        (47)
Other liabilities.......................................       56         27        47         35
                                                         -------- ----------  -------- ----------
 Total liabilities...................................... $    514 $      (18) $    268 $      (12)
                                                         ======== ==========  ======== ==========

            General American Life Insurance Company and Subsidiary

  In January 2011, the Company entered into two reinsurance agreements to assume 90% of certain participating whole life product policies on a coinsurance basis from two affiliates. The Company assumed premiums of $313 million, $202 million and $62 million and assumed benefits and related expenses of $307 million, $238 million and $75 million for the years ended December 31, 2013, 2012 and 2011, respectively. In connection with these agreements, the Company recorded assumed DAC and VOBA of $249 million and $139 million, premiums, reinsurance and other receivables of $97 million and $74 million, future policy benefits of $451 million and $219 million and affiliated reinsurance payables, included in other liabilities, of $56 million and $47 million at December 31, 2013 and 2012, respectively.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion and $1.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $273 million and $253 million at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5.  Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

            General American Life Insurance Company and Subsidiary

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                               December 31, 2013                             December 31, 2012
                                 --------------------------------------------- ---------------------------------------------
                                               Gross Unrealized                              Gross Unrealized
                                  Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                 Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                   Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                 --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.................. $  2,355  $    222 $     23  $  --  $  2,554  $   2,442 $    363 $     11  $  --  $  2,794
Foreign government..............      848       277       14     --     1,111        828      444       --     --     1,272
Foreign corporate...............      999       141       30     --     1,110      1,023      230       17     --     1,236
RMBS............................    1,093        38       19      3     1,109        858       60       11      8       899
U.S. Treasury and agency........    1,020        32       16     --     1,036        784       99       --     --       883
CMBS............................      382        10        2     --       390        564       22       12     --       574
ABS.............................      211         6        1     --       216        261        9        3     --       267
State and political subdivision.       76         8       --     --        84         76       16       --     --        92
                                 --------  -------- --------  -----  --------  --------- -------- --------  -----  --------
 Total fixed maturity
  securities.................... $  6,984  $    734 $    105  $   3  $  7,610  $   6,836 $  1,243 $     54  $   8  $  8,017
                                 ========  ======== ========  =====  ========  ========= ======== ========  =====  ========
Equity securities
Common stock.................... $     69  $      5 $     --  $  --  $     74  $      63 $      1 $     --  $  --  $     64
                                 --------  -------- --------  -----  --------  --------- -------- --------  -----  --------
 Total equity securities........ $     69  $      5 $     --  $  --  $     74  $      63 $      1 $     --  $  --  $     64
                                 ========  ======== ========  =====  ========  ========= ======== ========  =====  ========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $4 million with unrealized gains (losses) of $3 million and $3 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

            General American Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $    272  $    286  $    492  $    508
Due after one year through five years......    1,119     1,229       966     1,074
Due after five years through ten years.....    1,508     1,694     1,392     1,704
Due after ten years........................    2,399     2,686     2,303     2,991
                                            --------  --------  --------  --------
   Subtotal................................    5,298     5,895     5,153     6,277
Structured securities (RMBS, CMBS and ABS).    1,686     1,715     1,683     1,740
                                            --------  --------  --------  --------
       Total fixed maturity securities..... $  6,984  $  7,610  $  6,836  $  8,017
                                            ========  ========  ========  ========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

            General American Life Insurance Company and Subsidiary

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $    226    $  11     $   61     $  12     $   36      $  2     $  111     $   9
Foreign government...............      136       13          6         1          8        --         --        --
Foreign corporate................      249       12         57        18         63         2         32        15
RMBS.............................      593       15         82         7         21         1        110        18
U.S. Treasury and agency.........      479       16          1        --         48        --         --        --
CMBS.............................       50        1         35         1         41        --         33        12
ABS..............................        8       --         26         1         12        --         30         3
State and political subdivision..        2       --         --        --          2        --         --        --
                                  --------    -----     ------     -----     ------      ----     ------     -----
 Total fixed maturity
   securities.................... $  1,743    $  68     $  268     $  40     $  231      $  5     $  316     $  57
                                  ========    =====     ======     =====     ======      ====     ======     =====
Total number of securities in an
  unrealized loss position.......      320                  61                   57                   76
                                  ========              ======               ======               ======

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche

            General American Life Insurance Company and Subsidiary structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

            General American Life Insurance Company and Subsidiary

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $46 million during the year ended December 31, 2013 from $62 million to $108 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $12 million of the total $108 million of gross unrealized losses were from seven fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $12 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $11 million, or 92%, are related to gross unrealized losses on four investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $12 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $1 million, or 8%, are related to gross unrealized losses on three below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and U.S. corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security, and evaluates U.S. corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer.

            General American Life Insurance Company and Subsidiary

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                   --------------------------------------------
                                           2013                   2012
                                   --------------------- ----------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- --------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................    $  836       95.4%    $  825        97.6%
  Agricultural....................        44         5.0        27          3.2
                                      ------     -------    ------     --------
    Subtotal (1)..................       880       100.4       852        100.8
  Valuation allowances............       (4)       (0.4)       (7)        (0.8)
                                      ------     -------    ------     --------
      Total mortgage loans, net...    $  876      100.0%    $  845       100.0%
                                      ======     =======    ======     ========

--------

(1)Purchases of mortgage loans were $3 million for the year ended December 31, 2013. The Company purchased $195 million of mortgage loans at estimated fair value from an affiliate, MetLife Bank, National Association, during the year ended December 31, 2012.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                  December 31,
                                           -----------------------------------------------------------
                                                       2013                          2012
                                           ----------------------------- -----------------------------
                                           Commercial Agricultural Total Commercial Agricultural Total
                                           ---------- ------------ ----- ---------- ------------ -----
                                                                  (In millions)
Mortgage loans:
 Evaluated individually for credit losses.   $  --        $ --     $  --   $  17        $ --     $  17
 Evaluated collectively for credit losses.     836          44       880     808          27       835
                                             -----        ----     -----   -----        ----     -----
   Total mortgage loans...................     836          44       880     825          27       852
                                             -----        ----     -----   -----        ----     -----
Valuation allowances:
 Specific credit losses...................      --          --        --       2          --         2
 Non-specifically identified
   credit losses..........................       4          --         4       5          --         5
                                             -----        ----     -----   -----        ----     -----
   Total valuation allowances.............       4          --         4       7          --         7
                                             -----        ----     -----   -----        ----     -----
     Mortgage loans, net of
       valuation allowance................   $ 832        $ 44     $ 876   $ 818        $ 27     $ 845
                                             =====        ====     =====   =====        ====     =====

            General American Life Insurance Company and Subsidiary

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural Total
                                        ---------- ------------ ------
                                                (In millions)
          Balance at January 1, 2011...   $    6     $    --    $    6
          Provision (release)..........      (2)          --       (2)
                                          ------     -------    ------
          Balance at December 31, 2011.        4          --         4
          Provision (release)..........        3          --         3
                                          ------     -------    ------
          Balance at December 31, 2012.        7          --         7
          Provision (release)..........      (3)          --       (3)
                                          ------     -------    ------
          Balance at December 31, 2013.   $    4     $    --    $    4
                                          ======     =======    ======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis,

            General American Life Insurance Company and Subsidiary estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at :

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------        % of     Estimated   % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total  Total   Fair Value   Total
                       ------- ------------- ------- ------ ------ ------------- ------
                                      (In millions)                (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  771      $  --      $  24  $  795  95.1%    $  847      95.6%
65% to 75%............     15         --         --      15    1.8        14        1.6
76% to 80%............      3         --         23      26    3.1        25        2.8
Greater than 80%......     --         --         --      --     --        --         --
                       ------      -----      -----  ------ ------    ------     ------
 Total................ $  789      $  --      $  47  $  836 100.0%    $  886     100.0%
                       ======      =====      =====  ====== ======    ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  723      $  17      $  --  $  740  89.7%    $  817      90.8%
65% to 75%............     23         18         23      64    7.8        65        7.2
76% to 80%............      3         --          1       4    0.5         4        0.4
Greater than 80%......     --         --         17      17    2.0        14        1.6
                       ------      -----      -----  ------ ------    ------     ------
 Total................ $  749      $  35      $  41  $  825 100.0%    $  900     100.0%
                       ======      =====      =====  ====== ======    ======     ======

            General American Life Insurance Company and Subsidiary

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012.

 Impaired Mortgage Loans

   The Company had no impaired mortgage loans at December 31, 2013. For the year ended December 31, 2013, the average investment on impaired commercial mortgage loans and agricultural mortgage loans were $3 million and $0, respectively. The Company had one impaired commercial mortgage loan with an unpaid principal balance and recorded investment of $17 million, and a carrying value of $15 million at December 31, 2012. For the year ended December 31, 2012, the average investment on impaired commercial mortgage loans and agricultural mortgage loans were $13 million and $2 million, respectively. For the year ended December 31, 2011, the average investment on impaired agricultural mortgage loans was $3 million. Interest income on impaired mortgage loans was $0, $1 million and less than $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of freestanding derivatives with positive estimated fair values, loans to affiliates (see "-- Related Party Investment Transactions") and tax credit partnerships.

            General American Life Insurance Company and Subsidiary

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $18 million and $71 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                         2013    2012     2011
                                                                        ------ -------- --------
                                                                             (In millions)
Fixed maturity securities.............................................. $  629 $  1,189 $  1,009
Fixed maturity securities with noncredit OTTI losses in AOCI...........    (3)      (8)     (16)
                                                                        ------ -------- --------
 Total fixed maturity securities.......................................    626    1,181      993
Equity securities......................................................      5        1       --
Derivatives............................................................    (5)      (2)      (1)
                                                                        ------ -------- --------
 Subtotal..............................................................    626    1,180      992
                                                                        ------ -------- --------
Amounts allocated from:
 Insurance liability loss recognition..................................     --      (4)      (4)
 DAC and VOBA..........................................................   (60)     (17)      (2)
                                                                        ------ -------- --------
   Subtotal............................................................   (60)     (21)      (6)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................      1        3        5
Deferred income tax benefit (expense)..................................  (198)    (407)    (350)
                                                                        ------ -------- --------
Net unrealized investment gains (losses)............................... $  369 $    755 $    641
                                                                        ====== ======== ========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              ------------------------
                                                                2013         2012
                                                                --------    --------
                                                                (In millions)
 Balance at January 1,....................................... $    (8)     $   (16)
 Noncredit OTTI losses and subsequent changes recognized (1).        2            1
 Securities sold with previous noncredit OTTI loss...........        2            3
 Subsequent changes in estimated fair value..................        1            4
                                                                --------    --------
 Balance at December 31,..................................... $    (3)     $    (8)
                                                                ========    ========

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $2 million and $1 million for the years ended December 31, 2013 and 2012, respectively.

            General American Life Insurance Company and Subsidiary

  The changes in net unrealized investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                          2013     2012    2011
                                                                          ------  ------  ------
                                                                            (In millions)
Balance at January 1,................................................... $  755   $  641  $  423
Fixed maturity securities on which noncredit OTTI losses have
  been recognized.......................................................      5        8     (1)
Unrealized investment gains (losses) during the year....................  (559)      180     342
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................      4       --     (1)
 DAC and VOBA...........................................................   (43)     (15)     (3)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................    (2)      (2)      --
 Deferred income tax benefit (expense)..................................    209     (57)   (119)
                                                                          ------  ------  ------
Balance at December 31,................................................. $  369   $  755  $  641
                                                                          ======  ======  ======
Change in net unrealized investment gains (losses)...................... $(386)   $  114  $  218
                                                                          ======  ======  ======

Concentrations of Credit Risk

  Investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, were in fixed income securities of the Canadian federal and provincial governments with an estimated fair value of $1.0 billion and $1.2 billion at December 31, 2013 and 2012, respectively.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
      Amortized cost........................................ $  597 $  536
      Estimated fair value.................................. $  617 $  582
     Cash collateral on deposit from counterparties (2)..... $  637 $  596
     Security collateral on deposit from counterparties (3). $   -- $    1
     Reinvestment portfolio -- estimated fair value......... $  634 $  591

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities at:

                                                               December 31,
                                                             -----------------
                                                               2013     2012
                                                             -------- --------
                                                               (In millions)
 Invested assets on deposit (regulatory deposits)........... $  1,265 $  1,470
 Invested assets pledged as collateral (1)..................    1,126    1,299
                                                             -------- --------
 Total invested assets on deposit and pledged as collateral. $  2,391 $  2,769
                                                             ======== ========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2), and derivative transactions (see Note 6).

    See"-- Securities Lending" for securities on loan.

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $254 million at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $83 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss). This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $106.7 billion and $100.6 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled
$2.9 billion and $2.2 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $11.4 billion, $6.0 billion and $3.3 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

            General American Life Insurance Company and Subsidiary

Variable Interest Entities

  The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $  1,715  $  1,715   $  1,740  $  1,740
 U.S. and foreign corporate.....................       47        47         72        72
Other limited partnership interests.............      176       227        150       215
Other invested assets...........................        1        --          1        --
                                                 --------  --------   --------  --------
 Total.......................................... $  1,939  $  1,989   $  1,963  $  2,027
                                                 ========  ========   ========  ========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $1 million at both December 31, 2013 and 2012. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

Net Investment Income

  The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
    Investment income:
     Fixed maturity securities......................... $  365   $  355  $  341
     Equity securities.................................      2        1       1
     Mortgage loans....................................     46       44      38
     Policy loans......................................     94       97     105
     Real estate and real estate joint ventures........      8        9       9
     Other limited partnership interests...............     33       17      14
     Cash, cash equivalents and short-term investments.      1        1       1
     Other.............................................      1      (2)      --
                                                         ------  ------  ------
       Subtotal........................................    550      522     509
     Less: Investment expenses.........................     18       19      18
                                                         ------  ------  ------
         Net investment income......................... $  532   $  503  $  491
                                                         ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

            General American Life Insurance Company and Subsidiary

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                         2013     2012    2011
                                                                          -----   ----     -----
                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Finance............................................................ $ (3)    $(4)    $  --
                                                                          -----    ----    -----
       Total U.S. and foreign corporate securities......................   (3)     (4)       --
   RMBS.................................................................   (4)     (1)      (1)
   ABS..................................................................    --     (1)      (2)
                                                                          -----    ----    -----
 OTTI losses on fixed maturity securities recognized in earnings........   (7)     (6)      (3)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    25      16       10
                                                                          -----    ----    -----
        Total gains (losses) on fixed maturity securities...............    18      10        7
                                                                          -----    ----    -----
 Equity securities......................................................    --       3       45
 Mortgage loans.........................................................     4     (4)        2
 Other gains (losses)...................................................   (7)     (4)     (13)
                                                                          -----    ----    -----
        Total net investment gains (losses)............................. $  15    $  5    $  41
                                                                          =====    ====    =====

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($3) million, $17 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

            General American Life Insurance Company and Subsidiary

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                              Years Ended December 31,
                                  ------------------------------------------------------------
                                   2013     2012    2011    2013  2012  2011   2013  2012 2011
                                   ------   ----    ----    ----  ----  ----  ------ ---- ----
                                  Fixed Maturity Securities Equity Securities      Total
                                  ------------------------- ----------------- ----------------
                                                   (In millions)
Proceeds......................... $1,400    $936    $759    $ 2   $ 6   $197  $1,402 $942 $956
                                   ======    ====    ====   ===   ===   ====  ====== ==== ====
Gross investment gains........... $   29    $ 23    $ 18    $--   $ 3   $ 45  $   29 $ 26 $ 63
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
Gross investment losses..........    (4)     (7)     (8)     --    --     --     (4)  (7)  (8)
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
Total OTTI losses:
 Credit-related..................    (4)     (2)     (3)     --    --     --     (4)  (2)  (3)
 Other (1).......................    (3)     (4)      --     --    --     --     (3)  (4)   --
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
   Total OTTI losses.............    (7)     (6)     (3)     --    --     --     (7)  (6)  (3)
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
       Net investment gains
         (losses)................ $   18    $ 10    $  7    $--   $ 3   $ 45  $   18 $ 13 $ 52
                                   ======    ====    ====   ===   ===   ====  ====== ==== ====

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities and (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                    2013         2012
                                                                                   --------    --------
                                                                                   (In millions)
Balance, at January 1,.......................................................... $      5     $      5
Additions:
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.....................................................................        3            1
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI......................................      (1)          (1)
                                                                                   --------    --------
Balance, at December 31,........................................................ $      7     $      5
                                                                                   ========    ========

            General American Life Insurance Company and Subsidiary

Related Party Investment Transactions

  The Company has affiliated loans outstanding to a wholly-owned real estate subsidiary of MLIC, which are included in mortgage loans, with a carrying value of $87 million and $77 million at December 31, 2013 and 2012, respectively. A loan issued in 2013 for $10 million bears interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $77 million at both December 31, 2013 and 2012, bears interest at 7.26% due in quarterly principal and interest payments of $2 million through January 2020. These affiliated loans are secured by interests in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loans. Net investment income from this investment was $6 million for each of the years ended December 31, 2013, 2012 and 2011.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $50 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $11 million, $12 million and $10 million for the years ended December 31, 2013, 2012 and 2011, respectively.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

            General American Life Insurance Company and Subsidiary

 In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

   To a lesser extent the Company uses equity index options in non-qualifying hedging relationships.

            General American Life Insurance Company and Subsidiary

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                    December 31,
                                                             ----------------------------------------------------------
                                                                         2013                           2012
                                                             -----------------------------  ----------------------------
                                                                       Estimated Fair Value          Estimated Fair Value
                                                                       -------------------           -------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount  Assets   Liabilities
                           --------------------------------  --------- -------  ----------- -------- -------  -----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      28 $    --    $      -- $     21 $    --  $         1
Cash flow hedges:
  Foreign currency swaps.. Foreign currency exchange rate...        50      --            4       29      --            1
                                                             --------- -------    --------- -------- -------  -----------
    Total qualifying hedges.............................            78      --            4       50      --            2
                                                             --------- -------    --------- -------- -------  -----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................     1,055      55            2      705      71            2
Interest rate futures..... Interest rate....................        --      --           --       15      --           --
Foreign currency swaps.... Foreign currency exchange rate...        88       1            9       51      --            4
Foreign currency forwards. Foreign currency exchange rate...       915       5           --      986      16           --
Credit default
 swaps -- purchased....... Credit...........................        50      --           --       54       2           --
Credit default
 swaps -- written......... Credit...........................       213       4           --      220      --           --
Equity options............ Equity market....................        15      --           --        7      --           --
                                                             --------- -------    --------- -------- -------  -----------
   Total non-designated or non-qualifying derivatives....        2,336      65           11    2,038      89            6
                                                             --------- -------    --------- -------- -------  -----------
    Total...............................................     $   2,414 $    65    $      15 $  2,088 $    89  $         8
                                                             ========= =======    ========= ======== =======  ===========

  Based on notional amounts, a substantial portion of the Company's derivatives were not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

            General American Life Insurance Company and Subsidiary

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                  2013      2012     2011
                                                --------- --------- -------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $      53 $    (19) $    57
    Embedded derivatives.......................        74      (13)    (17)
                                                --------- --------- -------
     Total net derivative gains (losses)....... $     127 $    (32) $    40
                                                ========= ========= =======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for each of the years ended December 31, 2013, 2012 and 2011 was not significant.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $12 million, $12 million,and $13 million for the years ended December 31, 2013, 2012 and 2011, respectively.

            General American Life Insurance Company and Subsidiary

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In millions)
          Year Ended December 31, 2013:
           Interest rate derivatives..................     $     (16)
           Foreign currency exchange rate derivatives.             48
           Credit derivatives -- purchased............             --
           Credit derivatives -- written..............              4
                                                           ----------
             Total....................................     $       36
                                                           ==========
          Year Ended December 31, 2012:
           Interest rate derivatives..................     $      (2)
           Foreign currency exchange rate derivatives.           (31)
           Credit derivatives -- purchased............            (3)
           Credit derivatives -- written..............              4
                                                           ----------
             Total....................................     $     (32)
                                                           ==========
          Year Ended December 31, 2011:
           Interest rate derivatives..................     $       25
           Foreign currency exchange rate derivatives.             17
           Credit derivatives -- purchased............              3
           Credit derivatives -- written..............            (2)
                                                           ----------
             Total....................................     $       43
                                                           ==========

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges were not significant for the years ended December 31, 2013, 2012 and 2011. Changes in the fair value of the derivatives were $1 million for the year ended December 31, 2013, and not significant for the years ended December 31, 2012 and 2011. Changes in the fair value of the hedged items were ($1) million for the year ended December 31, 2013, and not significant for the years ended December 31, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

            General American Life Insurance Company and Subsidiary

  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($5) million and ($2) million, respectively.

  For the years ended December 31, 2013 and 2012, there were ($3) million and ($1) million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For the year ended December 31, 2011, the amounts of gains (losses) deferred in AOCI related to foreign currency swaps was not significant. For both of the years ended December 31, 2013, 2012 and 2011, the amounts reclassified to net derivative gains (losses) and net investment income related to foreign currency swaps were not significant. For both of the years ended December 31, 2013 and 2012, the amounts of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, the amounts of deferred net gains (losses) on derivatives in AOCI that were expected to be reclassified to earnings within the next 12 months were not significant.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $213 million and $220 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $4 million and $2 million, respectively, to terminate all of these contracts.

            General American Life Insurance Company and Subsidiary

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                              December 31,
                            ---------------------------------------------------------------------------------
                                              2013                                     2012
                            ---------------------------------------- ----------------------------------------
                            Estimated      Maximum                   Estimated      Maximum
                            Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation   of Credit   Payments under    Average    of Credit   Payments under    Average
of Referenced                Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)        Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
-------------------------   ---------- ---------------- ------------ ---------- ---------------- ------------
                                   (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)........  $      --        $      --           --  $      --         $      7          1.0
Credit default swaps
  referencing indices......         --               --           --         --               --           --
                             ---------        ---------               ---------         --------
 Subtotal..................         --               --           --         --                7          1.0
                             ---------        ---------               ---------         --------
Baa
Single name credit default
  swaps (corporate)........         --               20          2.5         --               20          3.5
Credit default swaps
  referencing indices......          4              193          5.0          2              193          4.5
                             ---------        ---------               ---------         --------
 Subtotal..................          4              213          4.8          2              213          4.4
                             ---------        ---------               ---------         --------
   Total...................  $       4        $     213          4.8  $       2         $    220          4.3
                             =========        =========               =========         ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-

            General American Life Insurance Company and Subsidiary off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                     December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar   --------------------- -------------------
Arrangement                                                         Assets   Liabilities Assets  Liabilities
----------------------------------------------------------------   --------- ----------- ------- -----------
                                                                                 (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)................................................ $      62    $     15 $    90    $      8
 OTC-cleared (1)..................................................         4           1      --          --
 Exchange-traded..................................................        --          --      --          --
                                                                   ---------    -------- -------    --------
   Total gross estimated fair value of derivatives (1)............        66          16      90           8
Amounts offset in the consolidated balance sheets.................        --          --      --          --
                                                                   ---------    -------- -------    --------
Estimated fair value of derivatives presented in the consolidated
  balance sheets (1)..............................................        66          16      90           8
Gross amounts not offset in the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral....................................................       (6)         (6)     (6)         (6)
 OTC-cleared......................................................        --          --      --          --
 Exchange-traded..................................................        --          --      --          --
Cash collateral: (3)
 OTC-bilateral....................................................      (48)          --     (7)          --
 OTC-cleared......................................................       (4)          --      --          --
 Exchange-traded..................................................        --          --      --          --
Securities collateral: (4)
 OTC-bilateral....................................................       (8)         (1)    (75)         (1)
 OTC-cleared......................................................        --          --      --          --
 Exchange-traded..................................................        --          --      --          --
                                                                   ---------    -------- -------    --------
Net amount after application of master netting agreements
  and collateral.................................................. $      --    $      9 $     2    $      1
                                                                   =========    ======== =======    ========

--------

(1)At both December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $1 million. At December 31, 2013 and 2012, derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $1 million and $0, respectively.

            General American Life Insurance Company and Subsidiary

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At
   December 31, 2013 and 2012, the Company received excess cash collateral of $3 million and $0, respectively, which is not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not provide excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $2 million and $0, respectively, for its OTC-bilateral derivatives, and $5 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit rating of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

            General American Life Insurance Company and Subsidiary triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013          $            9       $            3     $           --                 $            3
December 31, 2012          $            2       $            1     $           --                 $            1

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                     December 31,
                                                                                  -------------------
                                                           Balance Sheet Location   2013      2012
                                                           ---------------------- --------- ---------
                                                                                     (In millions)
Net embedded derivatives within liability host contracts:
 Funds withheld on ceded reinsurance......................   Other liabilities... $      22 $      96

  The following table presents changes in estimated fair value related to embedded derivatives:

                                             Years Ended December 31,
                                             -----------------------
                                               2013     2012   2011
                                             ---------  ----   ----
                                                 (In millions)
              Net derivative gains (losses). $      74  $(13)  $(17)

7.  Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair

            General American Life Insurance Company and Subsidiary value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            General American Life Insurance Company and Subsidiary

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                         December 31, 2013
                                                              ----------------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                       Total Estimated
                                                              Level 1 Level 2  Level 3   Fair Value
                                                              ------- -------- ------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $    -- $  2,455  $   99      $    2,554
 Foreign government..........................................      --      973     138           1,111
 Foreign corporate...........................................      --      997     113           1,110
 RMBS........................................................      --    1,027      82           1,109
 U.S. Treasury and agency....................................     708      328      --           1,036
 CMBS........................................................      --      382       8             390
 ABS.........................................................      --      168      48             216
 State and political subdivision.............................      --       84      --              84
                                                              ------- --------  ------      ----------
   Total fixed maturity securities...........................     708    6,414     488           7,610
                                                              ------- --------  ------      ----------
Equity securities:
 Common stock................................................      23       51      --              74
                                                              ------- --------  ------      ----------
   Total equity securities...................................      23       51      --              74
                                                              ------- --------  ------      ----------
Short-term investments.......................................      43      233      --             276
 Derivative assets: (1)
   Interest rate.............................................      --       55      --              55
   Foreign currency exchange rate............................      --        6      --               6
   Credit....................................................      --        4      --               4
                                                              ------- --------  ------      ----------
     Total derivative assets.................................      --       65      --              65
                                                              ------- --------  ------      ----------
Separate account assets (2)..................................      45      868       1             914
                                                              ------- --------  ------      ----------
     Total assets............................................ $   819 $  7,631  $  489      $    8,939
                                                              ======= ========  ======      ==========
Liabilities
Derivative liabilities: (1)
 Interest rate............................................... $    -- $      2  $   --      $        2
 Foreign currency exchange rate..............................      --       13      --              13
 Credit......................................................      --       --      --              --
                                                              ------- --------  ------      ----------
   Total derivative liabilities..............................      --       15      --              15
                                                              ------- --------  ------      ----------
Net embedded derivatives within liability host contracts (3).      --       --      22              22
                                                              ------- --------  ------      ----------
       Total liabilities..................................... $    -- $     15  $   22      $       37
                                                              ======= ========  ======      ==========

            General American Life Insurance Company and Subsidiary

                                                                         December 31, 2012
                                                              ----------------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                       Total Estimated
                                                              Level 1 Level 2  Level 3   Fair Value
                                                              ------- -------- ------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
 U.S. corporate..............................................  $   -- $  2,652  $  142      $    2,794
 Foreign government..........................................      --    1,118     154           1,272
 Foreign corporate...........................................      --    1,130     106           1,236
 RMBS........................................................      --      859      40             899
 U.S. Treasury and agency....................................     575      308      --             883
 CMBS........................................................      --      561      13             574
 ABS.........................................................      --      218      49             267
 State and political subdivision.............................      --       92      --              92
                                                               ------ --------  ------      ----------
   Total fixed maturity securities...........................     575    6,938     504           8,017
                                                               ------ --------  ------      ----------
Equity securities:
 Common stock................................................       9       55      --              64
                                                               ------ --------  ------      ----------
   Total equity securities...................................       9       55      --              64
                                                               ------ --------  ------      ----------
Short-term investments.......................................      36      155      --             191
 Derivative assets: (1)
   Interest rate.............................................      --       71      --              71
   Foreign currency exchange rate............................      --       16      --              16
   Credit....................................................      --        2      --               2
                                                               ------ --------  ------      ----------
     Total derivative assets.................................      --       89      --              89
                                                               ------ --------  ------      ----------
Separate account assets (2)..................................      49      936       1             986
                                                               ------ --------  ------      ----------
     Total assets............................................  $  669 $  8,173  $  505      $    9,347
                                                               ====== ========  ======      ==========
Liabilities
Derivative liabilities: (1)
 Interest rate...............................................  $   -- $      3  $   --      $        3
 Foreign currency exchange rate..............................      --        5      --               5
 Credit......................................................      --       --      --              --
                                                               ------ --------  ------      ----------
   Total derivative liabilities..............................      --        8      --               8
                                                               ------ --------  ------      ----------
Net embedded derivatives within liability host contracts (3).      --       --      96              96
                                                               ------ --------  ------      ----------
       Total liabilities.....................................  $   -- $      8  $   96      $      104
                                                               ====== ========  ======      ==========

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

            General American Life Insurance Company and Subsidiary

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets

(3)Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Metropolitan Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 2% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent

            General American Life Insurance Company and Subsidiary pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

            General American Life Insurance Company and Subsidiary

   Foreign government and state and political subdivision securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for

            General American Life Insurance Company and Subsidiary identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Common stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "--Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

            General American Life Insurance Company and Subsidiary

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

            General American Life Insurance Company and Subsidiary

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

   Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

 Embedded Derivatives

   Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-Investments--Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Embedded Derivatives Within Funds Withheld Related to Certain Ceded
   Reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3

            General American Life Insurance Company and Subsidiary classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity and equity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

            General American Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                     December 31, 2013
                                                                                                   ----------------------
                                           Valuation                       Significant                           Weighted
                                           Techniques                   Unobservable Inputs          Range      Average (1)
                                --------------------------------- -------------------------------- ----------   -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                        (10) -   150      27
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)          30  -    30      30
                                                                   Credit spreads (4)               95  -   316      97
                                                                   Offered quotes (5)              100  -   100     100
                                 Consensus pricing                 Offered quotes (5)               33  -   102      52
                                --------------------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)                94  -   108     105
                                 Consensus pricing                 Offered quotes (5)              112  -   140     126
                                --------------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)               97  -   587     350
                                  cash flow
                                 Market pricing                    Quoted prices (5)                93  -   100      93
                                 Consensus pricing                 Offered quotes (5)               97  -    97      97
                                --------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)              350  -   350     350
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100  -   104     104
                                --------------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)               78  -    78      78
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100  -   104     101
                                 Consensus pricing                 Offered quotes (5)               99  -   100     100
                                --------------------------------------------------------------------------------------------

                                                                                                     December 31, 2012
                                                                                                   ---------------------
                                           Valuation                       Significant                          Weighted
                                           Techniques                   Unobservable Inputs          Range     Average (1)
                                --------------------------------- -------------------------------- ---------   -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                         15 -   500     159
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)          30 -    30      30
                                                                   Credit spreads (4)               23 -   603     273
                                                                   Offered quotes (5)
                                 Consensus pricing                 Offered quotes (5)               35 -   102      77
                                -------------------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)
                                 Consensus pricing                 Offered quotes (5)              116 -   158     145
                                -------------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)              100 -   601     444
                                  cash flow
                                 Market pricing                    Quoted prices (5)                53 -    53      53
                                 Consensus pricing                 Offered quotes (5)               80 -    80      80
                                -------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)               35 -   500     163
                                  cash flow
                                 Market pricing                    Quoted prices (5)               104 -   104     104
                                -------------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)               71 -   102      98
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100 -   102     101
                                 Consensus pricing                 Offered quotes (5)
                                -------------------------------------------------------------------------------------------

                                                                                                     Impact of
                                                                                                    Increase in
                                                                                                     Input on
                                           Valuation                       Significant               Estimated
                                           Techniques                   Unobservable Inputs        Fair Value (2)
                                --------------------------------- -------------------------------- --------------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                          Decrease
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)           Decrease
                                                                   Credit spreads (4)                Decrease
                                                                   Offered quotes (5)                Increase
                                 Consensus pricing                 Offered quotes (5)                Increase
                                ----------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)                 Increase
                                 Consensus pricing                 Offered quotes (5)                Increase
                                ----------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                 Consensus pricing                 Offered quotes (5)              Increase (6)
                                ----------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                ----------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                 Consensus pricing                 Offered quotes (5)              Increase (6)
                                ----------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are

            General American Life Insurance Company and Subsidiary less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                                       -----------------------------------------------------------------------
                                                         U.S.        Foreign       Foreign
                                                       Corporate    Government    Corporate     RMBS       CMBS        ABS
                                                       ---------    ----------    ---------     -------    -------    -------
                                                                           (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................................  $   142      $    154     $    106     $    40    $    13    $    49
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --             3            1          --         --         --
   Net investment gains (losses)......................        3            --          (3)          --         --         --
   Net derivative gains (losses)......................       --            --           --          --         --         --
  OCI.................................................       --          (24)            8           7         10         --
Purchases (3).........................................       12             7           28          36         --          8
Sales (3).............................................     (25)           (2)         (26)         (2)       (18)        (8)
Issuances (3).........................................       --            --           --          --         --         --
Settlements (3).......................................       --            --           --          --         --         --
Transfers into Level 3 (4)............................        5            --           --           1          3         --
Transfers out of Level 3 (4)..........................     (38)            --          (1)          --         --        (1)
                                                        -------      --------     --------      -------    -------    -------
Balance at December 31,...............................  $    99      $    138     $    113     $    82    $     8    $    48
                                                        =======      ========     ========      =======    =======    =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income...............................  $    --      $      3     $      2     $    --    $    --    $    --
  Net investment gains (losses).......................  $    --      $     --     $     --     $    --    $    --    $    --
  Net derivative gains (losses).......................  $    --      $     --     $     --     $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                 Equity Securities:
                                --------------------------
                                                Non-
                                             redeemable                       Net          Separate
                                 Common      Preferred     Short-term      Embedded        Account
                                 Stock         Stock       Investments    Derivatives     Assets (6)
                                 ---------   ----------    -----------     ------------   ----------
                                                     (In millions)
Year Ended December 31, 2013:
Balance at January 1,.......... $      --    $       --    $       --     $       (96)    $       1
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)...
   Net investment income.......        --            --            --               --           --
   Net investment gains
    (losses)...................        --            --            --               --           --
   Net derivative gains
    (losses)...................        --            --            --               74           --
 OCI...........................        --            --            --               --           --
Purchases (3)..................        --            --            --               --           --
Sales (3)......................        --            --            --               --           --
Issuances (3)..................        --            --            --               --           --
Settlements (3)................        --            --            --               --           --
Transfers into Level 3 (4).....        --            --            --               --           --
Transfers out of Level 3 (4)...        --            --            --               --           --
                                 ---------    ----------   ----------      ------------   ---------
Balance at December 31,........ $      --    $       --    $       --     $       (22)    $       1
                                 =========    ==========   ==========      ============   =========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $      --    $       --    $       --     $         --    $      --
 Net investment gains (losses). $      --    $       --    $       --     $         --    $      --
 Net derivative gains (losses). $      --    $       --    $       --     $         73    $      --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                              Fixed Maturity Securities:
                                -----------------------------------------------------------------------
                                  U.S.        Foreign       Foreign
                                Corporate    Government    Corporate     RMBS       CMBS        ABS
                                ---------    ----------    ---------     -------    -------   -------
                                                    (In millions)
Year Ended December 31, 2012:
Balance at January 1,.......... $    122      $    150      $     52    $    27    $    35    $    35
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.......      (1)             4             1         --         --         --
   Net investment gains
    (losses)...................       --            --            --         --        (1)         --
   Net derivative gains
    (losses)...................       --            --            --         --         --         --
 OCI...........................        9            --             2          4        (6)          1
Purchases (3)..................       29            --            52         10         --         19
Sales (3)......................     (14)            --           (1)       (37)        (7)        (6)
Issuances (3)..................       --            --            --         --         --         --
Settlements (3)................       --            --            --         --         --         --
Transfers into Level 3 (4).....        5            --            --         36          5         --
Transfers out of Level 3 (4)...      (8)            --            --         --       (13)         --
                                --------      --------      --------     -------    -------     -------
Balance at December 31,........ $    142      $    154      $    106    $    40    $    13    $    49
                                ========      ========      ========     =======    =======     =======
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $    (1)      $      4      $      1    $    --    $    --    $    --
 Net investment gains (losses). $     --      $     --      $     --    $    --    $    --    $    --
 Net derivative gains (losses). $     --      $     --      $     --    $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                    Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------
                                           Equity Securities:
                                    -----------------------------------------
                                                    Non-
                                                 redeemable                                    Separate
                                     Common      Preferred     Short-term     Net Embedded     Account
                                     Stock         Stock       Investments    Derivatives     Assets (6)
                                     ---------   ----------    -----------    ------------    ----------
                                                         (In millions)
Year Ended December 31, 2012:
Balance at January 1,.............. $      32    $      --      $      --      $      (83)      $      1
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........        --           --             --               --            --
   Net investment gains (losses)...         3           --             --               --            --
   Net derivative gains (losses)...        --           --             --             (13)            --
 OCI...............................        --           --             --               --            --
Purchases (3)......................        --           --             --               --            --
Sales (3)..........................       (4)           --             --               --            --
Issuances (3)......................        --           --             --               --            --
Settlements (3)....................        --           --             --               --            --
Transfers into Level 3 (4).........        --           --             --               --            --
Transfers out of Level 3 (4).......      (31)           --             --               --            --
                                     ---------   ---------      ---------      -----------      --------
Balance at December 31,............ $      --    $      --      $      --      $      (96)      $      1
                                     =========   =========      =========      ===========      ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income............. $      --    $      --      $      --      $        --      $     --
 Net investment gains (losses)..... $      --    $      --      $      --      $        --      $     --
 Net derivative gains (losses)..... $      --    $      --      $      --      $      (13)      $     --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                              Fixed Maturity Securities:
                                -----------------------------------------------------------------------
                                  U.S.        Foreign       Foreign
                                Corporate    Government    Corporate     RMBS       CMBS        ABS
                                ---------    ----------    ---------     -------    -------   -------
                                                    (In millions)
Year Ended December 31, 2011:
Balance at January 1,.......... $    161      $    120      $    70     $    34    $    39    $    27
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.......      (1)             6            1          --         --         --
   Net investment gains
    (losses)...................        1            --           --          --         --         --
   Net derivative gains
    (losses)...................       --            --           --          --         --         --
 OCI...........................        4            26          (5)         (2)          3         --
Purchases (3)..................        8            --            5          --          5         32
Sales (3)......................     (26)           (2)         (16)          --       (12)        (6)
Issuances (3)..................       --            --           --          --         --         --
Settlements (3)................       --            --           --          --         --         --
Transfers into Level 3 (4).....        9            --           --          --         --         --
Transfers out of Level 3 (4)...     (34)            --          (3)         (5)         --       (18)
                                --------      --------      -------      -------    -------     -------
Balance at December 31,........ $    122      $    150      $    52     $    27    $    35    $    35
                                ========      ========      =======      =======    =======     =======
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $    (1)      $      6      $     1     $    --    $    --    $    --
 Net investment gains (losses). $     --      $     --      $    --     $    --    $    --    $    --
 Net derivative gains (losses). $     --      $     --      $    --     $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                    Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------
                                      Equity Securities:
                                    ----------------------------
                                                       Non-
                                                    redeemable                                 Separate
                                                    Preferred    Short-term    Net Embedded    Account
                                    Common Stock      Stock      Investments   Derivatives    Assets (6)
                                    ------------    ----------   -----------   ------------    -----------
                                                           (In millions)
Year Ended December 31, 2011:
Balance at January 1,..............  $        11     $       5   $         6   $      (66)    $        23
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........           --            --            --            --             --
   Net investment gains (losses)...            4            --            --            --            (3)
   Net derivative gains (losses)...           --            --            --          (17)             --
 OCI...............................           --             1            --            --             --
Purchases (3)......................           21            --            --            --             --
Sales (3)..........................          (4)           (6)           (6)            --           (19)
Issuances (3)......................           --            --            --            --             --
Settlements (3)....................           --            --            --            --             --
Transfers into Level 3 (4).........           --            --            --            --             --
Transfers out of Level 3 (4).......           --            --            --            --             --
                                     -----------     ---------     ----------- -----------     -----------
Balance at December 31,............  $        32     $      --   $        --   $      (83)    $         1
                                     ===========     =========     =========== ===========     ===========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income.............  $        --     $      --   $        --   $        --    $        --
 Net investment gains (losses).....                                            $        --
                                     $        --     $      --   $        --                  $        --
 Net derivative gains (losses).....  $        --     $      --   $        --   $      (17)    $        --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

            General American Life Insurance Company and Subsidiary

 Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
 3).

                                 At December 31,               Years Ended December 31,
                              -------------------------------- ----------------------
                               2013       2012       2011       2013     2012    2011
                                ------     ------    -------   ------   ------ --------
                              Carrying Value After Measurement     Gains (Losses)
                              -------------------------------- ----------------------
                                             (In millions)
     Mortgage loans, net (1). $   --     $   15     $     5    $   --   $  (2) $     --
     Goodwill (2)............ $   --     $   --     $    --    $   --   $   -- $   (35)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)As discussed in Note 1, in 2011, the Company recorded an impairment of goodwill.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

            General American Life Insurance Company and Subsidiary

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                        December 31, 2013
                                 ---------------------------------------------------------------
                                                    Fair Value Hierarchy
                                            ------------------------------------
                                  Carrying                                          Total Estimated
                                   Value        Level 1     Level 2        Level 3    Fair Value
                                 ---------- ----------- -----------    ------------ ---------------
                                                          (In millions)
Assets
Mortgage loans.................. $      876 $        -- $        --    $        932   $       932
Policy loans.................... $    1,757 $        -- $       118    $      1,898   $     2,016
Other invested assets........... $       50 $        -- $        56    $         --   $        56
Premiums, reinsurance and other
 receivables.................... $      279 $        -- $         5    $        288   $       293
Liabilities
PABs............................ $    2,071 $        -- $        --    $      2,172   $     2,172
Long-term debt.................. $      103 $        -- $       130    $         --   $       130
Other liabilities............... $        4 $        -- $         4    $         --   $         4
Separate account liabilities.... $       63 $        -- $        63    $         --   $        63

                                                        December 31, 2012
                                 ---------------------------------------------------------------
                                                    Fair Value Hierarchy
                                            ------------------------------------
                                  Carrying                                          Total Estimated
                                   Value        Level 1     Level 2        Level 3    Fair Value
                                 ---------- ----------- -----------    ------------ ---------------
                                                          (In millions)
Assets
Mortgage loans.................. $      845 $        -- $        --    $        930   $       930
Policy loans.................... $    1,774 $        -- $       124    $      2,082   $     2,206
Other invested assets........... $       50 $        -- $        63    $         --   $        63
Premiums, reinsurance and other
 receivables.................... $      256 $        -- $        --    $        277   $       277
Liabilities
PABs............................ $    2,067 $        -- $        --    $      2,236   $     2,236
Long-term debt.................. $      102 $        -- $       138    $         --   $       138
Other liabilities............... $        4 $        -- $         4    $         --   $         4
Separate account liabilities.... $       57 $        -- $        57    $         --   $        57

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

            General American Life Insurance Company and Subsidiary

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Invested Assets

  These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amount receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts due for securities sold, classified within Level 2, are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

  The estimated fair values of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

            General American Life Insurance Company and Subsidiary

 Other Liabilities

   Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8.  Long-term Debt

  The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.63% due January 2024. The outstanding balance of the surplus note was $103 million and $102 million at December 31, 2013 and 2012, respectively.

  Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

 Interest Expense

  Interest expense related to the Company's indebtedness, included in other expenses, was $9 million for each of the years ended December 31, 2013, 2012 and 2011.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for General American was in excess of 500% for all periods presented.

            General American Life Insurance Company and Subsidiary

   General American prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income of General American, a Missouri domiciled insurer, was $60 million, $19 million and $128 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $818 million and $873 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri Department of Insurance.

 Dividend Restrictions

  Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri
Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, General American did not pay dividends to MLIC. During the year ended December 31, 2011, General American paid an extraordinary cash dividend to GenAmerica, its former parent, of $183 million, of which, $164 million was a return of capital. Based on amounts at December 31, 2013, General American could pay a stockholder dividend in 2014 of $81 million without prior approval of the Missouri Director.

            General American Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                        Unrealized                       Foreign
                                     Investment Gains     Unrealized    Currency      Defined
                                     (Losses), Net of   Gains (Losses) Translation Benefit Plans
                                    Related Offsets (1) on Derivatives Adjustments  Adjustment     Total
                                    ------------------- -------------- ----------- ------------- ----------
                                                                 (In millions)
Balance at December 31, 2010.......        $        424    $       (1) $      (10)    $      (2) $      411
OCI before reclassifications.......                 391             --          --            --        391
Income tax expense (benefit).......               (137)             --          --            --      (137)
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 678            (1)        (10)           (2)        665
Amounts reclassified from
  AOCI.............................                (54)             --          --           (4)       (58)
Income tax expense (benefit).......                  18             --          --             1         19
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (36)             --          --           (3)       (39)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2011.......                 642            (1)        (10)           (5)        626
OCI before reclassifications.......                 190            (1)         (1)             3        191
Income tax expense (benefit).......                (65)             --          --           (1)       (66)
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 767            (2)        (11)           (3)        751
Amounts reclassified from
  AOCI.............................                (16)             --          --           (5)       (21)
Income tax expense (benefit).......                   6             --          --             1          7
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (10)             --          --           (4)       (14)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2012.......                 757            (2)        (11)           (7)        737
OCI before reclassifications.......               (567)            (3)           2           (1)      (569)
Income tax expense (benefit).......                 199              1          --            --        200
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 389            (4)         (9)           (8)        368
Amounts reclassified from
  AOCI.............................                (23)             --          --             1       (22)
Income tax expense (benefit).......                   7             --          --            --          7
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (16)             --          --             1       (15)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2013.......        $        373    $       (4) $       (9)    $      (7) $      353
                                           ============    =========== ===========    ========== ==========

--------

(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

            General American Life Insurance Company and Subsidiary

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                Statement of Operations and
AOCI Components                              Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
-------------------------------------------  -----------------------------  ------------------------------------
                                               Years Ended December 31,
                                             -----------------------------
                                               2013       2012      2011
                                             ---------  --------- ---------
                                                     (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains (losses)........................... $      17  $      13 $      51 Other net investment gains (losses)
  Net unrealized investment
   gains (losses)...........................         2          4         2 Net investment income
  Net unrealized investment
   gains (losses)...........................         6         --         2 Net derivative gains (losses)
  OTTI......................................       (2)        (1)       (1) OTTI on fixed maturity securities
                                             ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax............        23         16        54
    Income tax (expense) benefit............       (7)        (6)      (18)
                                             ---------  --------- ---------
    Net unrealized investment gains
     (losses), net of income tax............ $      16  $      10 $      36
                                             =========  ========= =========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial
   gains (losses)........................... $       2  $      11 $      11
  Amortization of prior service
   (costs) credit...........................       (3)        (6)       (7)
                                             ---------  --------- ---------
    Amortization of defined benefit plan
     items, before income tax...............       (1)          5         4
    Income tax (expense) benefit............        --        (1)       (1)
                                             ---------  --------- ---------
    Amortization of defined benefit plan
     items, net of income tax............... $     (1)  $       4 $       3
                                             =========  ========= =========
Total reclassifications, net of income tax.. $      15  $      14 $      39
                                             =========  ========= =========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs.

            General American Life Insurance Company and Subsidiary

10. Other Expenses

  Information on other expenses was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2013     2012    2011
                                                        ------  ------  ------
                                                          (In millions)
     Compensation..................................... $    1   $    2  $    2
     Commissions......................................    158      139      50
     Capitalization of DAC............................  (142)    (124)    (57)
     Amortization of DAC and VOBA.....................     45       47      19
     Interest expense on debt and debt issuance costs.      9        9       9
     Premium taxes, licenses and fees.................      7       10       7
     Goodwill impairment (see Note 1).................     --       --      35
     Other............................................     40       58      62
                                                       ------   ------  ------
      Total other expenses............................ $  118   $  141  $  127
                                                       ======   ======  ======

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                       2013    2012     2011
                                                       ------   -----  ------
                                                         (In millions)
       Current:
        Federal...................................... $ (16)   $(29)   $ (27)
        Foreign......................................    101      --        2
                                                       ------   -----  ------
          Subtotal...................................     85    (29)     (25)
                                                       ------   -----  ------
       Deferred:
        Federal......................................      8      34       67
                                                       ------   -----  ------
          Provision for income tax expense (benefit). $   93   $   5   $   42
                                                       ======   =====  ======

            General American Life Insurance Company and Subsidiary

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2013     2012    2011
                                                        -----   ----     -----
                                                        (In millions)
        Tax provision at U.S. statutory rate           $  97    $  7    $  33
        Tax effect of:
         Tax-exempt income............................   (2)     (2)      (1)
         Tax credits..................................   (1)     (1)       --
         Dividend received deduction..................   (1)     (1)      (1)
         Goodwill impairment..........................    --      --       12
         Prior year tax...............................    --       2       --
         Other, net...................................    --      --      (1)
                                                        -----    ----    -----
           Provision for income tax expense (benefit). $  93    $  5    $  42
                                                        =====    ====    =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                  ---------------------------------
                                                        2013             2012
                                                  ---------------- ----------------
                                                            (In millions)
Deferred income tax assets:
 Tax credit carryforwards........................ $             65 $              1
 Policyholder liabilities and receivables........               55               82
 Employee benefits...............................               26               25
 Investments, including derivatives..............               --                5
 Other...........................................                6                5
                                                  ---------------- ----------------
   Total deferred income tax assets..............              152              118
                                                  ---------------- ----------------
Deferred income tax liabilities:
 Net unrealized investment gains.................              197              404
 DAC and VOBA....................................               65               43
 Investments, including derivatives..............               14               --
                                                  ---------------- ----------------
   Total deferred income tax liabilities.........              276              447
                                                  ---------------- ----------------
     Net deferred income tax asset (liability)... $          (124) $          (329)
                                                  ================ ================

   Tax credit carryforwards of $65 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to affiliates includes $16 million and $40 million at December 31, 2013 and 2011, respectively. The amount due from affiliates includes $11 million at December 31, 2012.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other

            General American Life Insurance Company and Subsidiary tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   Unrecognized tax benefits was $7 million at December 31, 2013, 2012 and 2011. Unrecognized tax benefits that, if recognized would impact the effective rate was $7 million at December 31, 2013, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                           Years Ended December 31,
                                                                           ----------------------
                                                                            2013     2012    2011
                                                                           ------   ------- -------
                                                                               (In millions)
Interest recognized in the consolidated statements of operations.......... $    1   $    -- $    --

                                                                                      December 31,
                                                                                    ---------------
                                                                                     2013    2012
                                                                                    ------- -------
                                                                                     (In millions)
Interest included in other liabilities in the consolidated balance sheets.          $     2 $     1

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both of the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $1 million related to the separate account DRD, and neither year included a true-up of the prior year tax return.

            General American Life Insurance Company and Subsidiary

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including General American, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On January 9, 2013, the West Virginia Treasurer filed an action against the Company in West Virginia state court (West Virginia ex rel. John
 D. Perdue v. General American Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-433), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 30, 2013, the court granted defendants' motion to dismiss the action. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

            General American Life Insurance Company and Subsidiary

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                 -------------
                                                                  2013   2012
                                                                 ------ ------
                                                                 (In millions)
  Other Assets:
   Premium tax offset for future undiscounted assessments....... $    5 $    5
   Premium tax offsets currently available for paid assessments.      1      1
                                                                 ------ ------
                                                                 $    6 $    6
                                                                 ====== ======
  Other Liabilities:
   Insolvency assessments....................................... $    6 $    6
                                                                 ====== ======

Commitments

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $83 million and $99 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $7 million and $15 million at December 31, 2013 and 2012, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

    The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $18 million and $2 million at December 31, 2013 and 2012, respectively.

            General American Life Insurance Company and Subsidiary

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $50 million, $40 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $2 million for each of the years ended December 31, 2013, 2012 and 2011. Revenues received from affiliates related to these agreements, recorded in other revenues, were $1 million for each of the years ended December 31, 2013, 2012 and 2011.

  The Company had net receivables from affiliates, related to the items discussed above, of $6 million and $8 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

            General American Life Insurance Company and Subsidiary

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through April 14, 2014, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2013.

3.   Statements of Operations for the year ended December 31, 2013.

4.   Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2013 and 2012.

3.   Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4.   Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.

5.   Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011.

6.   Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.

7.   Notes to the Financial Statements.





The following consolidated financial statements of General American Life Insurance Company (the
"Guarantor") and subsidiary are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2013 and 2012.

3.   Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and
     2011.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and
     2011.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.

7.   Notes to the Consolidated Financial Statements.




b.           Exhibits
             ----------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account.(1)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004) (11)

2.           Not Applicable.

3.   (i)     Principal Underwriter's and Selling Agreement (effective January 1, 2001) (11)

     (ii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (11)

     (iii)   Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)
               (11)

     (iv)    Retail Sales Agreement and Amendments (31)

     (v)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (22)

     (vi)    Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (45)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract (5)

     (ii)    Enhanced Dollar Cost Averaging Rider (5)


     (iii)      Three Month Market Entry Rider (5)

     (iv)       Death Benefit Rider - (Compounded-Plus) (5)

     (v)        Death Benefit Rider - (Annual) (5)

     (vi)       Death Benefit Rider - (Annual Step-Up) (5)

     (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit) (Guaranteed Minimum Income
                Benefit (GMIB)) (5)

     (viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit) (5)

     (ix)       Individual Retirement Annuity Endorsement (5)

     (x)        Roth Individual Retirement Annuity Endorsement (5)

     (xi)       401 Plan Endorsement (5)

     (xii)      Tax Sheltered Annuity Endorsement (5)

     (xiii)     Unisex Annuity Rates Rider (5)

     (xiv)      Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance
                Company; formerly, Cova Financial Services Life Insurance Company) (2)

     (xv)       Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (Lifetime
                Income Solution (LIS)) (37)

     (xvi)      Individual Retirement Annuity Endorsement 7023.1 (9/02) (11)

     (xvii)     Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (11)

     (xviii)    401(a)/403(a) Plan Endorsement 7026.1 (9/02) (11)

     (xix)      Tax Sheltered Annuity Endorsement 7026.1 (9/02) (11)

     (xx)       Simple Individual Retirement Annuity Endorsement 7276 (9/02) (11)

     (xxi)      Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (Guaranteed Withdrawal Benefit I) (13)

     (xxii)     Form of Contract Schedule Class A 7151-3 (11/05) (15)

     (xxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (Lifetime Withdrawal
                Guarantee I) (18)

     (xxv)      Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-640-1 (4/08) (Lifetime
                Income Solution Plus I, Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) (25)

     (xxvi)     Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLI-EGMIB
                (4/08) (Lifetime Income Solution Plus II, GMIB Max III, GMIB IV) (39)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (Lifetime Withdrawal
                Guarantee II) (25)

     (xxviii)   Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (30)

     (xxix)     Qualified Distribution Program Endorsement (33)

     (xxx)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (34)

     (xxxi)     Guaranteed Minimum Death Benefit (GMDB) Rider MLI-640-1 (4/08) (Enhanced Death Benefit II)
                (25)

     (xxxii)    Form of Contract Schedule for Guaranteed Minimum Death Benefit (GMDB) Rider MLI-EDB
                (4/08) (Enhanced Death Benefit II) (25)

     (xxxiii)   401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (40)

5.   (i)        Form of Variable Annuity Application (5)

     (ii)       Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A (10)

     (iii)      Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A (13)

     (iv)       Form of Variable Annuity Application Class A 7155 (7/04) APPVAALIS 506 (18)

     (v)        Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (28)


     (vi)               Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011 (36)

     (vii)              Form of Variable Annuity Application Class A 7155 (6/11) APPA Sep 2011 (38)

     (viii)             Variable Annuity Application Class A 7155 (6/12) APPA Aug 2012 (43)

6.   (i)                Copy of Articles of Incorporation of the Company (6)

     (ii)               Copy of the Bylaws of the Company (6)

7.   (i)       (a)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life
                        Insurance Company (as of April 1, 2001) (8)

               (b)      Amendment No. 1 and Amendment No. 2 to Reinsurance Agreement (the "Agreement") between
                        MetLife Investors Company (The "Cedent") and Metropolitan Life Insurance Company (the
                        "Reinsurer") (as of April 1, 2001) (40)

               (c)      Modified Coinsurance Agreement between MetLife Investors Insurance Company and Metropolitan
                        Life Insurance Company, effective as of April 1, 2001 ("Agreement"), Recapture of Reinsurance
                        (dated October 27, 2004 and effective November 30, 2004) (40)

     (ii)      (a)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                        Reassurance Company, Ltd. (as of June 26, 2001) (8)

               (b)      Amendment No. 1 through Amendment No. 3 to the Automatic Reinsurance Agreement effective as of April 1, 2001 ("Agreement") between MetLife Investors Insurance Company ("Cedent") and
                        Exeter Reassurance Company, Ltd. (the "Reinsurer") (40)

               (c)      Amended and Restated Automatic Reinsurance Agreement between MetLife Investors Insurance
                        Company and Exeter Reassurance Company, Ltd. (effective as of April 1, 2001 and amended and restated as of July 1, 2004) (40)

               (d)      Amendment No. 1 through Amendment No. 13 to Automatic Reinsurance Agreement Effective as of
                        April 1, 2001 Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors
                        Insurance Company ("Cedent") and Exeter Reassurance Company, Ltd. ("Reinsurer") (40)

               (e)      Amendment No. 14 and 15 to Automatic Reinsurance Agreement effective as of April 1, 2001
                        Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors Insurance
                        Company ("Cedent") and Exeter Reassurance Company, Ltd. ("Reinsurer") (45)

     (iii)              Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                        American Life Insurance Company (as of January 1, 2003) (18)

     (iv)      (a)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and MetLife
                        Insurance Company of Connecticut effective as of January 1, 2011 (42)

               (b)      Amendment No. 1 to the Automatic Reinsurance Agreement effective as of January 1, 2001
                        (Agreement) between MetLife Investors Insurance Company (Cedent) and MetLife Insurance
                        Company of Connecticut (Reinsurer) (as of April 29, 2011) (42)

               (c)      Amendment No. 2 to the Automatic Reinsurance Agreement effective as of January 1, 2011
                        (Agreement) between MetLife Investors Insurance Company (Cedent) and MetLife Insurance
                        Company of Connecticut (Reinsurer) Amended as of April 1, 2012 (44)

     (v)       (a)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                        Reassurance Company, Ltd. (effective January 1, 2012) (42)


               (b)      Amendment No. 1 to the Automatic Reinsurance Agreement effective as of January 1, 2012
                        (Agreement) between MetLife Investors Insurance Company (Cedent) and Exeter Reassurance
                        Company, Ltd. (Reinsurer) Amended as of September 30, 2012 (46)


8.   (i)                Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life
                        Insurance Company and Massachusetts Financial Services Company (November 1997), Partial
                        Termination of Participation Agreement dated November 24, 1997, as amended by Amendment No.
                        1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services
                        Life Insurance Company and Massachusetts Financial Service Company (January 28, 1999),
                        Amendment to Participation Agreement dated November 24, 1997 by and among MFS Variable
                        Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial
                        Service Company (1998), Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance
                        Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service
                        Company (October 1, 1999) (31)


   (ii)            Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual
                   Funds Corp. and Cova Financial Services Life Insurance Company (September 1, 1998);
                   Amendment dated November 12, 1999 to the Participation Agreement dated September 1, 1998;
                   Amendment dated May 1, 2001 to the Participation Agreement dated September 1, 1998; and
                   Amendment No. 3 dated April 24, 2006 to the Participation Agreement dated September 1, 1998
                   (27)

   (iii)  (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                   Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001) (8)

          (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                   Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                   (September 14, 2001) (8)

          (c)      Second Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                   Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company
                   (May 1, 2009) (40)

          (d)      Amendment to Participation Agreement between Met Investors Series Trust, Metlife Advisers LLC,
                   MetLife Investors Distribution Company and MetLife Investors Insurance Company (April 30,
                   2010) (40)

   (iv)            Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                   Company and Cova Financial Services Life Insurance Company (effective September 1, 2000) (11)

   (v)    (a)      Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
                   Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23,
                   1999 to Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1,
                   2000 to the Participation Agreement dated December 31, 1997; and Amendment No. 3 dated
                   February 12, 2001 to the Participation Agreement dated December 31, 1997 (27)

          (b)      Amendment to the Participation Agreement among AIM Variable Insurance Funds, AIM
                   Distributors, Inc., MetLife Investors Insurance Company and MetLife Distribution Company (35)

          (c)      Amendment to the Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
                   Insurance Funds), Invesco Distributors, Inc. and MetLife Investors Insurance Company (35)

   (vi)            Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC,
                   Metropolitan Life Insurance Company and MetLife Investors Insurance Company (effective July 1,
                   2004) (16)

   (vii)           Net Worth Maintenance Agreement among MetLife, Inc. and MetLife Investors Insurance Company
                   (effective December 31, 2002) (18)

   (viii)          Guarantee Agreement (June 1, 1995) (General American Life Insurance Company) (20)

   (ix)            Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (22)

   (x)    (a)      Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds
                   Insurance Series and Capital Research and Management Company (effective 11-01-06) (23)

          (b)      Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                   Research and Management Company and MetLife Investors Insurance Company (35)

   (xi)   (a)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Investors Distribution Company and MetLife Investors Insurance Company (effective August 31,
                   2007) (26)

          (b)      Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers,
                   LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company (effective
                   April 30, 2010) (40)

   (xii)  (a)      Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
                   Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1,
                   2000) (27)


                  (b)      Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                           Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1,
                           2000 to the Participation Agreement dated September 1, 2000; Amendment among Franklin
                           Templeton Variable Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA
                           Financial Services Life Insurance Company effective September 1, 2000 to the Participation
                           Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable Insurance
                           Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance
                           Company effective March 1, 2001 to the Participation Agreement dated September 1, 2000;
                           Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                           Distributors, Inc., COVA Financial Services Life Insurance Company and MetLife Investors
                           Insurance Company effective May 1, 2001 to the Participation Agreement dated September 1, 2000;
                           and Amendment among Franklin Templeton Variable Insurance Products Trust, FranklinTempleton
                           Distributors, Inc. and COVA Financial Services Life Insurance Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (27)

                  (c)      Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
                           Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance Company and MetLife
                           Distribution Investors Company (35)

                  (d)      Participation Agreement Addendum to the Participation Agreement among Franklin Templeton
                           Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors
                           Insurance Company and MetLife Investors Distribution Company (effective as of May 1, 2011) (41)

                  (e)      Amendment to the Participation Agreement dated September 1, 2000 among Franklin Templeton
                           Variable Insurance Products Trust, Franklin/Templeton Distributors (the "underwriter"), MetLife
                           Investors Insurance Company and MetLife Investors Distribution Company (as of January 15, 2013)
                                   (44)

9.        (i)              Opinion of Counsel (24)

          (ii)             Opinion and Consent of Counsel (General American Life Insurance Company) (21)

10.       (i)              Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the
                           Depositor, Registrant and the Guarantor (filed herewith)

          (ii)             Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife,
                           Inc. (filed herewith)

11.                        Not Applicable.

12.                        Agreement Governing Contribution (1)


13.       (i)     (a)      Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
                           Stephen M. Kessler, Lisa S. Kuklinski, Peter M. Carlson and James J. Reilly (46)

                  (b)      Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman (filed herewith)

          (ii)    (a)      Powers of Attorney (General American Life Insurance Company) for Eric T. Steigerwalt, Kimberly
                           A. Berwanger, Peter M. Carlson, Paul G. Cellupica, Elizabeth M. Forget, Paul A. LaPiana, Gene L.
                           Lunman, Stanley J. Talbi and Anne Belden (46)

                  (b)      Power of Attorney (General American Life Insurance Company ) for Meghan S. Doscher (filed herewith)


 (1)                       incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4
                           (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

 (2)                       incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                           Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

 (3)                       incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4/A (File Nos.
                           333-34741 and 811-05200) as electronically filed on November 20, 1997.

 (4)                       incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos.
                           333-34741 and 811-05200) as electronically filed on January 26, 1998.

 (5)                       incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as
                           electronically filed on November 22, 2000.

 (6)                       incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                           electronically filed on August 29, 1997.

 (7)                       incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
                           Nos. 333-50540 and 811-05200) as electronically filed on March 6, 2001.


      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
          Nos. 333-50540 and 811-05200) as electronically filed on November 2, 2004.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4
          (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4
          (File Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4
          (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4
          (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

   (19)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on
          April 24, 2006.

   (20)   incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account
          One's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as
          electronically filed July 27, 2006.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4
          (File Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4
          (File Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.

   (23)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4
          (File Nos. 333-50540 and 811-05200) as electronically filed on April 19, 2007.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4
          (File Nos. 333-54358 and 811-05200) as electronically filed on April 19, 2007.

   (25)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4
          (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

   (26)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4
          (File Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

   (27)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4
          (File Nos. 333-50540 and 811-05200) as electronically filed on April 22, 2008.

   (28)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4
          (File Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.

   (29)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4
          (File Nos. 333-54358 and 811-05200) as electronically filed on September 15, 2009.

   (30)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4
          (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

   (31)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4
          (File Nos. 333-54358 and 811-05200) as electronically filed on October 9, 2009.


(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4
         (File Nos. 333-54358 and 811-05200) as electronically filed on April 13, 2010.

(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4
         (File Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.

(34)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4
         (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

(35)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4
         (File Nos. 333-50540 and 811-05200) as electronically filed on April 12, 2011.

(36)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4
         (File Nos. 333-54358 and 811-05200) as electronically filed on April 12, 2011.

(37)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on
         April 27, 2004.

(38)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4
         (File Nos. 333-54358 and 811-05200) as electronically filed on Novemberl 28, 2011.

(39)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4
         (File Nos. 333-54358 and 811-05200) as electronically filed on Decemberl 27, 2011.

(40)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4
         (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.

(41)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 32 to Form N-4
         (File Nos. 333-50540 and 811-05200) as electronically filed on April 24, 2012.

(42)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4
         (File Nos. 333-54358 and 811-05200) as electronically filed on April 24, 2012.

(43)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4
         (File Nos. 333-54358 and 811-05200) as electronically filed on June 1, 2012.

(44)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4
         (File Nos. 333-50540 and 811-05200) as electronically filed on April 23, 2013.

(45)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4
         (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.


(46)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4
         (File Nos. 333-54358 and 811-05200) as electronically filed on April 23, 2013.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  ------------------------------------------------------


Eric T. Steigerwalt                    Chairman of the Board, President,
Gragg Building                         Chief Executive Officer and Director
11225 North Community House Road
Charlotte, NC 28277


Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Elizabeth M. Forget                    Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


Jay S. Kaduson                         Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  -----------------------------------------------------


Lisa S. Kuklinski                      Director and Vice President
1095 Avenue of the Americas
New York, NY 10036


Susan A. Buffum                        Director
10 Park Avenue
Morristown, NJ 07962


Kumar Das Gupta                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


Stephen M. Kessler                     Director
300 Davidson Ave
Somerset, NJ 08873


Dina R. Lumerman                       Director
1095 Avenue of the Americas
New York, NY 10036


Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


Tyla Reynolds                          Vice President and Secretary
600 North King Street
Wilmington, DE 19801


Stewart M. Ashkenazy                   Vice President and Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036


John Peter Kyne, III                   Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

James J. Reilly                        Vice President-Finance (principal financial officer)
One Financial Center
21st Floor
Boston, MA 02110


Jonathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962


Henryk Sulikowski, Jr.                 Vice President and Actuary
18210 Crane Nest Dr.
Tampa, FL 33647


Scott E. Andrews                       Vice President
4700 Westown Pkwy
West Des Moines, IA 50266

Roberto Baron                          Vice President
1095 Avenue of the Americas
New York, NY 10036

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647


Jeffrey P. Halperin                    Vice President
11225 Community House Road
Charlotte, NC 28277

Gregory E. Illson                      Vice President
One Financial Center
20th Floor
Boston, MA 02110


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  -------------------------------------

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647


Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02110


Andrew Kaniuk                          Vice President
501 Route 22
Bridgewater, NJ 08807


Christopher A. Kremer                  Vice President
27-01 Queens Plaza North
Long Island City, NY 11101

Gene L. Lunman                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue, 46th Floor
New York, NY 10172

Mark S. Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Robert L. Staffier, Jr.                Vice President
27-01 Queens Plaza North
Long Island City, NY 11101


Marian J. Zeldin                       Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


    As of January 31, 2014, there were 54,901 owners of qualified contracts and 47,269 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B

       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account 13S



  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.





NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  ---------------------------------------

Elizabeth M. Forget                    Director and President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  -------------------------------------------------------------------


Paul A. LaPiana                        Director and Executive Vice President,
National Sales Manager-Life
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jay S. Kaduson                         Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Andrew Aiello                          Senior Vice President, Channel Head-National Accounts
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801


Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647


John Peter Kyne, III                   Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David DeCarlo                          Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                            Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614



  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company       $40,534,587            $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110



    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Investors Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647



    (g) MetLife, One Financial Center, Boston, MA 02111

    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on the 16th day of April, 2014.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

By:  METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2014.

/s/ Eric T. Steigerwalt*             Director, Chairman of the Board,
----------------------------------   President and Chief Executive Officer
Eric T. Steigerwalt

/s/ Jay S. Kaduson*                  Director and Vice President
----------------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*               Director and Vice President
----------------------------------
Lisa S. Kuklinski

/s/ James J. Reilly*                 Vice President-Finance (principal financial
----------------------------------   officer)
James J. Reilly

/s/ Susan A. Buffum*                 Director
----------------------------------
Susan A. Buffum

/s/ Peter M. Carlson*                Executive Vice President and Chief
----------------------------------   Accounting Officer
Peter M. Carlson

/s/ Kumar Das Gupta*                 Director
----------------------------------
Kumar Das Gupta

/s/ Elizabeth M. Forget*             Director and Executive Vice President
----------------------------------
Elizabeth M. Forget

/s/ Stephen M. Kessler*              Director
----------------------------------
Stephen M. Kessler

/s/ Dina R. Lumerman*                Director
----------------------------------
Dina R. Lumerman

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 16, 2014

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(i) on April 23, 2013 and the powers of attorney for Kumar Das Gupta and Dina R. Lumerman which are filed herewith.

   As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 16th day of April, 2014.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By:  /s/ Karen A. Johnson
     ------------------------------
     Karen A. Johnson
     Vice President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2014.

/s/ Eric T. Steigerwalt*    Chairman of the Board, President, Chief Executive
--------------------------- Officer and a Director
Eric T. Steigerwalt

/s/ Anne Belden*            Vice President-Finance (principal financial
--------------------------- officer)
Anne Belden

/s/ Peter M. Carlson*       Director, Executive Vice President and Chief
--------------------------- Accounting Officer
Peter M. Carlson

/s/ Kimberly A. Berwanger*  Director
---------------------------
Kimberly A. Berwanger

/s/ Paul G. Cellupica*      Director
---------------------------
Paul G. Cellupica

/s/ Meghan S. Doscher*      Director
---------------------------
Meghan S. Doscher

/s/ Elizabeth M. Forget*    Director
---------------------------
Elizabeth M. Forget

/s/ Paul A. LaPiana*        Director
---------------------------
Paul A. LaPiana

/s/ Gene L. Lunman*         Director
---------------------------
Gene L. Lunman

/s/ Stanley J. Talbi*       Director
---------------------------
Stanley J. Talbi

*By:  /s/ Michele H. Abate
      --------------------------------
      Michele H. Abate, Attorney-In-Fact
      April 16, 2014

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective
  Amendment No. 33 to Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(ii) on April 23, 2013 and the power of attorney for Meghan S. Doscher filed herewith.

                               INDEX TO EXHIBITS


10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte &
          Touche LLP) for the Depositor, Registrant and the Guarantor

10 (ii) Consent of Independent Registered Public Accounting Firm (MetLife,
          Inc.) (Deloitte & Touche LLP)

13 (i) (b) Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman

13 (ii) (b) Power of Attorney (General American Life Insurance Company) for
          Meghan S. Doscher